UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-07455
                                                     -----------

                           Phoenix Opportunities Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant       Vice President and Counsel
        Phoenix Life Insurance Company        Phoenix Life Insurance Company
               One American Row                      One American Row
             Hartford, CT 06103-2899              Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  (800) 243-1574
                                                           ---------------

                      Date of fiscal year end:  September 30
                                               --------------

                  Date of reporting period:  September 30, 2007
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                     PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

ALTERNATIVE FUNDS

Phoenix Global Utilities Fund
Phoenix Market Neutral Fund

FUNDS OF FUNDS

Phoenix Diversifier PHOLIO
Phoenix Wealth Accumulator PHOLIO
Phoenix Wealth Builder PHOLIO
Phoenix Wealth Guardian PHOLIO

FIXED INCOME FUNDS

Phoenix Bond Fund
Phoenix CA Tax-Exempt Bond Fund
Phoenix Core Bond Fund
Phoenix Emerging Markets Bond Fund
Phoenix High Yield Fund
Phoenix Money Market Fund
Phoenix Multi-Sector Fixed Income Fund

INTERNATIONAL FUNDS

Phoenix International Strategies Fund
Phoenix Worldwide Strategies Fund

EQUITY FUND

Phoenix Growth Opportunities Fund



                                                   WOULDN'T YOU RATHER HAVE THIS
                                                   DOCUMENT E-MAILED TO YOU?
                                                   ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                        SIGN UP FOR E-DELIVERY AT
PHOENIX OPPORTUNITIES TRUST   September 30, 2007   PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED              NO BANK GUARANTEE    MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ...................................................    1
Glossary ..................................................................    2
Disclosure of Fund Expenses ...............................................    4


      FUND                                                          FUND SUMMARY

      Phoenix Global Utilities Fund .......................................    6
      Phoenix Market Neutral Fund .........................................    8
      Phoenix Diversifier PHOLIO(SM) ......................................   10
      Phoenix Wealth Accumulator PHOLIO(SM) ...............................   12
      Phoenix Wealth Builder PHOLIO(SM) ...................................   14
      Phoenix Wealth Guardian PHOLIO(SM) ..................................   16
      Phoenix Bond Fund ...................................................   18
      Phoenix CA Tax-Exempt Bond Fund .....................................   20
      Phoenix Core Bond Fund ..............................................   22
      Phoenix Emerging Markets Bond Fund ..................................   24
      Phoenix High Yield Fund .............................................   26
      Phoenix Money Market Fund ...........................................   28
      Phoenix Multi-Sector Fixed Income Fund ..............................   30
      Phoenix International Strategies Fund ...............................   32
      Phoenix Worldwide Strategies Fund ...................................   34
      Phoenix Growth Opportunities Fund ...................................   36
Schedules of Investments ..................................................   38
Statement of Assets and Liabilities .......................................   84
Statement of Operations ...................................................   88
Statement of Changes in Net Assets ........................................   94
Financial Highlights ......................................................  104
Notes to Financial Statements .............................................  118
Report of Independent Registered Public Accounting Firm ...................  134
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements ..................................................  136
Results of Shareholder Meeting ............................................  137
Fund Management Tables ....................................................  139

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
    The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
    The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.


This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear PhoenixFunds Shareholder:

[PHOTO OMITTED - George R. Aylward]

We are pleased to provide this report for the fiscal period ended September 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds


OCTOBER 2007

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CITIGROUP 90-DAY TREASURY BILLS INDEX
The Citigroup 90-Day Treasury Bills Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bills Index is an average of the last three three-month Treasury bill issues.

GLOBAL UTILITIES FUND COMPOSITE INDEX
A composite index consisting of 65% MSCI USA/Utilities Index, which tracks the performance of utility stocks from the United States; 20% MSCI World Telecom Services Index, which tracks the performance of telecom-related stocks from around the world; and 15% MSCI World ex USA/Utilities Index, which tracks the performance of utility stocks from around the world excluding the United States.

EXCHANGE-TRADED FUNDS (ETF)
Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

HUD
U.S. Department of Housing and Urban Development

ISHARES
Represents shares of an open-end Exchange-Traded Fund.

JPMORGAN EMERGING MARKETS BOND INDEX PLUS
The JPMorgan Emerging Markets Bond Index Plus measures traded external debt instruments in emerging markets. The index is calculated on a total return basis.

JPY
Japanese Yen

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX
The Lehman Brothers California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX
Lehman Brothers High Yield 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

MBIA
Municipal Bond Insurance Association

MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

MSCI WORLD(SM) INDEX (NET)
A free float-adjusted market capitalization index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested.

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

USD OR US $
United States Dollars

WEALTH BUILDER PHOLIO COMPOSITE INDEX
A composite index consisting of 80% S&P 500(R) Index and 20% Lehman Brothers Aggregate Bond Index.

WEALTH GUARDIAN PHOLIO COMPOSITE INDEX
A composite index consisting of 60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Bond Index.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance









INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                           PHOENIX OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
        FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007


       We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Opportunities Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.


ACTUAL EXPENSES

       This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
       Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning        Ending       Annualized   Expenses Paid
                    Account Value   Account Value    Expense        During
                       4/1/07          9/30/07        Ratio         Period*
--------------------------------------------------------------------------------
GLOBAL UTILITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,069.30        1.19%        $ 6.17
Class C                1,000.00        1,065.60        1.94          10.05

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,019.03        1.19           6.04
Class C                1,000.00        1,015.22        1.94           9.85

--------------------------------------------------------------------------------
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $  979.50        1.79%        $ 8.88
Class B                1,000.00          976.00        2.53          12.53
Class C                1,000.00          975.90        2.52          12.48

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,015.98        1.79           9.09
Class B                1,000.00        1,012.22        2.53          12.84
Class C                1,000.00        1,012.28        2.52          12.79

--------------------------------------------------------------------------------
DIVERSIFIER PHOLIO(SM)
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,034.50        0.27%        $ 1.38
Class C                1,000.00        1,031.50        1.02           5.19

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,023.70        0.27           1.37
Class C                1,000.00        1,019.89        1.02           5.18

--------------------------------------------------------------------------------
WEALTH ACCUMULATOR PHOLIO(SM)
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,071.40        0.07%        $ 0.36
Class C                1,000.00        1,066.50        0.81           4.20

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,024.71        0.07           0.36
Class C                1,000.00        1,020.96        0.81           4.11

--------------------------------------------------------------------------------
WEALTH BUILDER PHOLIO(SM)
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,056.80        0.06%        $ 0.31
Class C                1,000.00        1,053.40        0.81           4.17

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,024.76        0.06           0.30
Class C                1,000.00        1,020.96        0.81           4.11

--------------------------------------------------------------------------------
WEALTH GUARDIAN PHOLIO(SM)
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,047.00        0.07%        $ 0.36
Class C                1,000.00        1,043.40        0.81           4.15

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,024.71        0.07           0.36
Class C                1,000.00        1,020.96        0.81           4.11

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,014.10        0.80%        $ 4.04
Class A                1,000.00        1,013.00        1.05           5.30
Class B                1,000.00        1,009.10        1.80           9.07
Class C                1,000.00        1,009.10        1.80           9.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,021.01        0.80           4.06
Class A                1,000.00        1,019.74        1.05           5.33
Class B                1,000.00        1,015.93        1.80           9.14
Class C                1,000.00        1,015.93        1.80           9.14

                           PHOENIX OPPORTUNITIES TRUST
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
        FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007

EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning        Ending       Annualized   Expenses Paid
                    Account Value   Account Value    Expense        During
                       4/1/07          9/30/07        Ratio         Period*
--------------------------------------------------------------------------------
CA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I               $1,000.00       $1,006.50        0.63%        $ 3.17
Class A                1,000.00        1,004.90        0.88           4.42

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                1,000.00        1,021.87        0.63           3.20
Class A                1,000.00        1,020.60        0.88           4.47

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,013.70        1.05%        $ 5.30
Class B                1,000.00        1,009.10        1.80           9.07
Class C                1,000.00        1,010.10        1.80           9.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,019.74        1.05           5.33
Class B                1,000.00        1,015.93        1.80           9.14
Class C                1,000.00        1,015.93        1.80           9.14

--------------------------------------------------------------------------------
EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,011.80        1.73%        $ 8.72
Class B                1,000.00        1,008.40        2.46          12.39
Class C                1,000.00        1,009.50        2.49          12.54

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,016.29        1.73           8.78
Class B                1,000.00        1,012.58        2.46          12.49
Class C                1,000.00        1,012.43        2.49          12.64

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,009.50        1.38%        $ 6.95
Class B                1,000.00        1,003.80        2.13          10.70
Class C                1,000.00        1,005.90        2.14          10.76

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,018.06        1.38           7.01
Class B                1,000.00        1,014.26        2.13          10.81
Class C                1,000.00        1,014.20        2.14          10.86

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,022.90        0.83%        $ 4.21

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,020.85        0.83           4.21

--------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,008.10        1.21%        $ 6.09
Class B                1,000.00        1,004.40        1.97           9.90
Class C                1,000.00        1,004.30        1.97           9.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,018.93        1.21           6.14
Class B                1,000.00        1,015.07        1.97          10.00
Class C                1,000.00        1,015.07        1.97          10.00


EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning        Ending       Annualized   Expenses Paid
                    Account Value   Account Value    Expense        During
                       4/1/07          9/30/07        Ratio         Period*
--------------------------------------------------------------------------------
INTERNATIONAL STRATEGIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,108.40        1.62%        $ 8.56
Class B                1,000.00        1,104.60        2.36          12.45
Class C                1,000.00        1,104.20        2.36          12.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,016.84        1.62           8.22
Class B                1,000.00        1,013.09        2.36          11.98
Class C                1,000.00        1,013.09        2.36          11.98

--------------------------------------------------------------------------------
WORLDWIDE STRATEGIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,096.00        1.63%        $ 8.56
Class B                1,000.00        1,090.50        2.38          12.47
Class C                1,000.00        1,091.10        2.38          12.48

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,016.79        1.63           8.27
Class B                1,000.00        1,012.99        2.38          12.08
Class C                1,000.00        1,012.99        2.38          12.08

--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A               $1,000.00       $1,218.90        1.25%        $ 6.95
Class C                1,000.00        1,214.10        2.06          11.43

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00        1,018.72        1.25           6.35
Class C                1,000.00        1,014.61        2.06          10.46


* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

   For the fund of funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

   You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

AN ALTERNATIVE INVESTMENT FUND                                   TICKER SYMBOLS:
                                                                  A Share: PGUAX
GLOBAL UTILITIES FUND                                             C Share: PGUCX

[ ] PHOENIX GLOBAL UTILITIES FUND ("GLOBAL UTILITIES FUND") To seek both capital appreciation and current income.

[ ] For the Fund's fiscal period of May 1, 2007 to September 30, 2007, Class A shares returned 3.02%*; Class C shares returned 2.72%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 3.84%*; Global Utilities Fund Composite Index, the Fund's style-specific benchmark, returned 1.59%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

The global utility equity market environment was favorable for all three of the sectors in which the Fund was invested - electric, gas, and telecommunications.

[ ] The climate of the ELECTRIC UTILITY INDUSTRY has been positive; most electric companies were financially strong with robust cash flow and solid balance sheets.

[ ] Although current GAS storage levels are more normal, it is unlikely that prices will decline meaningfully, as storage has been replenished over the last several months in preparation for the coming winter.

[ ] The last 12 months were favorable for the TELECOMMUNICATIONS INDUSTRY. While the benefits of consolidation in the wireless and long-distance segments continued to be realized, the competitive pressures on traditional wireline businesses began to show signs of stabilization. Increased usage of new wireless data services continues to drive overall growth in wireless.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's favorable performance was primarily due to its overweight in telecommunications, as that sector outperformed the electric/gas utility sector. Stock selection in the telecommunications sector was also positive.

[ ] Stock selection in the electric and gas sectors in the first part of 2007 hurt the Fund's relative performance, as low-yielding commodity plays in the electric sector outperformed the Fund's more defensive investments. However, that situation significantly reversed itself in the final quarter of the fiscal year, as utilities' defensiveness in a volatile market proved favorable for our holdings.

[ ] On a regional basis, our overweight in Europe and underweight in North
    America contributed positively to performance, as European components in the benchmark outperformed both their Asian and North American counterparts.

[ ] The Fund benefited from the weak dollar, good stock selection in the European and Asian telecommunications sector, and merger and acquisition activity in the European electric sector.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE UTILITIES SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AN ALTERNATIVE INVESTMENT FUND

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------
                                                       Inception      Inception
                                           1 year      to 9/30/07       Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                   26.56%        16.71%       12/30/04
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                 19.29%        14.22%       12/30/04
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                   25.63%        15.81%       12/30/04
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                25.63%        15.81%       12/30/04
--------------------------------------------------------------------------------
S&P (500)(R) INDEX                         16.44%        10.87%       12/30/04
--------------------------------------------------------------------------------
GLOBAL UTILITIES FUND COMPOSITE INDEX      25.85%        18.66%       12/31/04
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.40%, NET 1.17%, C SHARES: GROSS 2.15%; NET 1.91%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   PER  PROSPECTUS  EFFECTIVE  6/27/07.  NET EXPENSE:  EXPENSES  REDUCED BY A
      CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 8/31/07. THE ADVISER HAS VOLUNTARILY EXTENDED THIS EXPENSE LIMITATION UNTIL JANUARY 31, 2008. GROSS
      EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL (OR VOLUNTARY) FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                            Composite 65%
                                                           MSCI US Util/20%
              Share            Share         S&P 500(R)   Wrld Telecom /15%
             Class A(1,3,4)   Class C(1,4)     Index       Wrld Util ex US
             -------          -------        ---------    -----------------
12/30/04      $9,425          $10,000         $10,000         $10,000
 9/30/05      10,378           10,959          10,291          11,567
 9/29/06      11,381           11,911          11,401          12,702
 9/28/07      14,405           14,964          13,276          15,986


SECTOR WEIGHTINGS as of 9/30/07*
------------------------------------------------------------
------------------------------------------------------------
Electric Utilities                                      47%
------------------------------------------------------------
Integrated Telecommunication Services                   29%
------------------------------------------------------------
Multi-Utilities                                         17%
------------------------------------------------------------
Wireless Telecommunication Services                      3%
------------------------------------------------------------
Independent Power Producers                              2%
------------------------------------------------------------
Oil & Gas                                                1%
------------------------------------------------------------
Other (includes short-term investments)                  1%
------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AN ALTERNATIVE INVESTMENT FUND                                   TICKER SYMBOLS:
                                                                  A Share: EMNAX
MARKET NEUTRAL FUND                                               B Share: EMNBX
                                                                  C Share: EMNCX

[ ] PHOENIX MARKET NEUTRAL FUND ("MARKET NEUTRAL FUND") To seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned -3.86%*, Class B shares returned -4.64%* and Class C shares returned -4.57%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 12.77%*, and the Citigroup 90-Day Treasury Bills Index, which is the Fund's style-specific index appropriate for comparison, returned 4.57%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Stocks performed quite well over the course of the previous year, however many investors experienced a dramatic decline in the mid-summer of 2007. Generally, larger capitalization equities outperformed small-cap brethren, while growth stocks outperformed value issues. Thus, small cap value stocks were the laggards during the year, relative to other stock investment categories. The recent summer swoon appears to have been fueled by concerns over the magnitude of the sub-prime mortgage losses and the reaction in the housing market. The increased volatility caused many otherwise seemingly immune sectors to fall as some investors liquidated positions to reduce overall risk and exposure to stocks. In response to liquidity concerns in bank lending and commercial paper, the Federal Reserve cut the Discount rate by 50 basis points in August, and subsequently has cut both the Federal Funds rates and Discount rate again. The initial reaction in equities was very positive and the markets have recouped much of the summer decline. Historically Fed interest rate cuts have been positive for stocks, thus the markets could experience the tail-winds of easier money.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] As shown in the performance data above, the fund did not keep pace its benchmark. One key reason is that the fund typically buys the stocks with the most relative value perceived by the quantitative model process, while going short issues that look relatively over-valued. Because value stocks under-performed growth stocks, and the fund was positioned in more value-oriented names, this was an obstacle to performance. The fund typically does not have a value or growth bias, however, the models have been finding that many high growth names seem priced for perfection, and while they have had dramatic price increases lately, many names seem posed for a fall with any earnings disappointment. Additionally, individual security selection suffered because of a general liquidation by many quantitative funds during the dramatic summer sell-off in stocks. While virtually every quantitative manager has his or her own model and individual process, the fund was adversely affected by the volatility caused by other model-driven investors. The fund management team has refined the investment process and adjusted the stock selection process to better capture opportunities in individual stocks and sectors. We thank you for your continued support.

    INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES. INVESTING IN FUNDS THAT USE AGGRESSIVE INVESTMENT STRATEGIES SUCH AS SHORT SELLING, LEVERAGE, AND THE USE OF DERIVATIVES MAY PRODUCE HIGHER LOSSES THAN FUNDS THAT DO NOT USE THESE INVESTMENT STRATEGIES.







   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AN ALTERNATIVE INVESTMENT FUND

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 09/30/07
--------------------------------------------------------------------------------
                                                       Inception      Inception
                               1 year     5 years      to 9/30/07        Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)       -4.46%      -3.24%         0.33%        5/01/98
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)     -9.96%      -4.38%        -0.30%        5/01/98
--------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)       -5.17%      -3.94%        -0.38%        5/01/98
--------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)    -8.91%      -4.13%        -0.38%        5/01/98
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)       -5.10%      -3.92%        -0.40%        5/01/98
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)    -5.10%      -3.92%        -0.40%        5/01/98
--------------------------------------------------------------------------------
S&P (500)(R) INDEX             16.44%      15.46%         5.01%        5/01/98
--------------------------------------------------------------------------------
CITIGROUP 90-DAY TREASURY
  BILLS INDEX                   5.01%       2.83%         3.58%        4/30/98
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 3.63% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES), NET 3.23% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES), B
SHARES: GROSS 4.38% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES), NET 3.98% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES); C SHARES: GROSS 4.38% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES), NET 3.98% (WHICH INCLUDES 1.46% OF DIVIDEND ON SHORT SALES).

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A SIX YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1.25% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 6/27/07. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                  Citigroup
                                                                    90-Day
          Share           Share         Share         S&P 500(R)   Treasury
         Class A(1,3,4)  Class B(1,4)  Class C(1,4)    Index        Bills
         -------         -------       -------       ----------   ---------
 5/1/98  $9,425          $10,000       $10,000        $10,000      $10,000
9/30/98   9,176            9,718         9,709         10,240        9,145
9/30/99   8,948            9,408         9,390         10,715       11,681
9/29/00   8,597            8,981         8,961         11,317       13,243
9/28/01   9,791           10,153        10,135         11,887        9,716
9/30/02  11,455           11,792        11,765         12,121        7,726
9/30/03  10,307           10,538        10,516         12,270        9,613
9/30/04  10,461           10,613        10,591         12,397       10,946
9/30/05  10,759           10,847        10,826         12,709       12,286
9/29/06  10,171           10,173        10,150         13,269       13,612
9/28/07   9,718            9,648         9,632         13,934       15,850


SECTOR WEIGHTINGS as of 9/30/07*
---------------------------------------------------------------------
                                               Long          Short
                                             Positions     Positions
---------------------------------------------------------------------
---------------------------------------------------------------------
Information Technology                          18%            19%
---------------------------------------------------------------------
Industrials                                     15%            16%
---------------------------------------------------------------------
Financials                                      15%            16%
---------------------------------------------------------------------
Consumer Discretionary                          13%            13%
---------------------------------------------------------------------
Materials                                        9%             8%
---------------------------------------------------------------------
Health Care                                      9%            10%
---------------------------------------------------------------------
Utilities                                        7%             8%
---------------------------------------------------------------------
Other (may include short-term investments)      14%            10%
---------------------------------------------------------------------
* % of total investments as of September 30, 2007.




   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS                                                    TICKER SYMBOLS:
                                                                  A Share: PDPAX
DIVERSIFIER PHOLIO(SM)                                            C Share: PDPCX


[ ] PHOENIX DIVERSIFIER PHOLIO(SM) ("DIVERSIFIER PHOLIO(SM)") A fund of funds that seeks long-term capital appreciation.

[ ] For the Fund's fiscal period of August 1, 2007 to September 30, 2007, Class
    A shares returned 6.45%*; Class C shares returned 6.32%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.29%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Equity markets experienced considerable volatility during the Fund's very short recent fiscal period. After a sharp sell-off from mid July to mid August, the Standard & Poor's 500 index rebounded in late August and September to finish up 5.29% for the Fund's fiscal year. Foreign stocks, as represented by the MSCI EAFE Index rose 3.75%. Real Estate Investment Trust securities performed exceedingly well, rising by over 11% during a two month period. Large capitalization growth stocks outpaced large cap value stocks, while large cap stocks outpaced smaller cap stocks.

[ ] Fixed income securities, as represented by the Lehman Brothers Aggregate
    Bond Index, rose 1.99% during the Fund's short fiscal year. Interest rates fell in the U.S. treasury market as the Federal Reserve unexpectedly lowered its benchmark Fed Funds rate by 50 basis points in mid-September.

[ ] Commodity markets also were strong performers as the price of oil continued its climb to over $80 per barrel, and the price of gold soared above $700 per ounce.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's exposure to both equity and commodity investments drove performance during the shortened fiscal year. In the equity allocation, investments in a REIT fund, an international REIT exchange traded fund and a global utilities fund produced returns that exceeded the Fund's benchmark index. Commodity investments in two exchange traded funds also produced above benchmark returns. The Fund's performance was hurt by investment in a market neutral fund and a managed currency fund.

[ ] THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN EXCHANGE
    TRADED FUNDS (ETFS) WILL FLUCTUATE IN VALUE, SO THAT WHEN SHARES ARE SOLD OR REDEEMED THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED. TRACKING ERROR, MANAGEMENT EXPENSES, AND LIQUIDITY OF THE MARKET THAT THE ETF INVESTS IN CAN LEAD TO RETURNS THAT DON'T MATCH THAT OF THE MARKET. EVERY TIME YOU BUY OR SELL AN ETF, YOU PAY A BROKERAGE COMMISSION. FOR SOME INVESTORS, THESE FEES CAN OFFSET THE LOWER ANNUAL COSTS THAT ETFS USUALLY CHARGE.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.








   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------
                                                       Inception      Inception
                                           1 year      to 9/30/07       Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                   13.64%        11.14%       11/30/05
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                  7.11%         7.59%       11/30/05
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                   12.82%        10.32%       11/30/05
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                12.82%        10.32%       11/30/05
--------------------------------------------------------------------------------
S&P (500)(R) INDEX                         16.44%        13.68%       11/30/05
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.97%, NET 1.72%, C SHARES: GROSS 2.72%, NET 2.47%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 9/24/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 11/30/07. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                   Share             Share            S&P 500(R)
                  Class A(1,3,4)    Class C(1,4)        Index
                  -------           -------           ----------
11/30/05           $9,425           $10,000            $10,000
 9/29/06           10,059            10,606             10,855
 9/28/07           11,431            11,965             12,640


FUND INVESTMENT ALLOCATION as of 9/30/07*
----------------------------------------------------------
----------------------------------------------------------
Exchange Traded Funds                                46%
----------------------------------------------------------
Domestic Equity Funds                                34%
----------------------------------------------------------
Foreign Equity Funds                                 20%
----------------------------------------------------------
* % of total investments as of September 30, 2007.



   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS                                                    TICKER SYMBOLS:
                                                                  A Share: PWAAX
WEALTH ACCUMULATOR PHOLIO(SM)                                     C Share: PWACX


[ ] PHOENIX WEALTH ACCUMULATOR PHOLIO(SM) ("WEALTH ACCUMULATOR PHOLIO(SM)") A fund of funds that seeks long-term capital appreciation.

[ ] For the Fund's fiscal period of August 1, 2007 to September 30, 2007, Class
    A shares returned 4.83%*; Class C shares returned 4.69%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.29%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Equity markets experienced considerable volatility during the Fund's very short recent fiscal period. After a sharp sell-off from mid July to mid August, the Standard & Poor's 500 index rebounded in late August and September to finish up 5.29% for the Fund's fiscal year. Foreign stocks, as represented by the MSCI EAFE Index rose 3.75%. Real Estate Investment Trust securities performed exceedingly well, rising by over 11% during a two month period. Large capitalization growth stocks outpaced large cap value stocks, while large cap stocks outpaced smaller cap stocks.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's substantial exposure to equity securities drove performance in the shortened fiscal year. The Fund benefited from its investments in both domestic and foreign equity funds. Investments in a REIT fund, a large cap growth fund, a global utilities fund and a small cap growth fund produced particularly strong returns. The only negative returns were registered by a market neutral fund and a small cap value fund.

[ ] Since the fund holds no fixed income securities, fixed income returns were not relevant to performance.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------
                                                       Inception      Inception
                                           1 year      to 9/30/07       Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                   18.64%        13.76%        8/04/05
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                 11.81%        10.67%        8/04/05
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                   17.76%        12.87%        8/04/05
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                17.76%        12.87%        8/04/05
--------------------------------------------------------------------------------
S&P (500)(R) INDEX                         16.44%        12.43%        8/04/05
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 2.50%, NET 1.59%, C SHARES: GROSS 3.25%, NET 2.34%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 9/24/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 11/30/07. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                        Share               Share              S&P 500(R)
                       Class A(1,3,4)      Class C(1,4)          Index
                       -------             -------             ----------
 8/4/05                 $9,425             $10,000              $10,000
9/30/05                  9,529              10,100                9,973
9/29/06                 10,484              11,018               11,050
9/28/07                 12,437              12,975               12,866


FUND INVESTMENT ALLOCATION as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Domestic Equity Funds                                   74%
-------------------------------------------------------------
Foreign Equity Funds                                    25%
-------------------------------------------------------------
Other (includes short-term investments)                  1%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.




   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS                                                    TICKER SYMBOLS:
                                                                  A Share: PWBAX
WEALTH BUILDER PHOLIO(SM)                                         C Share: PWBCX


[ ] PHOENIX WEALTH BUILDER PHOLIO(SM) ("WEALTH BUILDER PHOLIO(SM)") A fund of funds that seeks long-term capital appreciation.

[ ] For the Fund's fiscal period of August 1, 2007 to September 30, 2007, Class
    A shares returned 4.23%*, Class C shares returned 4.17%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.29%*, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.99%*, and the Wealth Builder PHOLIO Composite Index, the PHOLIO's style-specific benchmark, returned 4.63%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Equity markets experienced considerable volatility during the Fund's very short recent fiscal period. After a sharp sell-off from mid July to mid August, the Standard & Poor's 500 index rebounded in late August and September to finish up 5.29% for the Fund's fiscal year. Foreign stocks, as represented by the MSCI EAFE Index rose 3.75%. Real Estate Investment Trust securities performed exceedingly well, rising by over 11% during a two month period. Large capitalization growth stocks outpaced large cap value stocks, while large cap stocks outpaced smaller cap stocks.

[ ] Fixed income securities, as represented by the Lehman Brothers Aggregate
    Bond Index, rose 1.99% during the Fund's short fiscal period. Interest rates fell in the U.S. treasury market as the Federal Reserve unexpectedly lowered its benchmark Fed Funds rate by 50 basis points in mid-September.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's majority allocation to equity funds drove performance in the shortened fiscal period. Equity returns in both domestic and foreign markets easily outpaced fixed income returns. In particular, returns from investments in a REIT fund, a large cap growth fund, a global utilities fund and a small cap growth fund outpaced the Fund's benchmark. The Fund's performance was hurt by investments in a market neutral fund and a small cap value fund.

[ ] The Fund's performance was also affected by its small allocation to fixed income funds. Performance was enhanced by a small investment in a high yield bond fund. The Fund's core bond investment funds performed about in line with their benchmarks.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.






   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------
                                                       Inception      Inception
                                            1 year     to 9/30/07       Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                    15.58%        11.03%       8/01/03
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                   8.93%         9.46%       8/01/03
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                    14.82%        10.23%       8/01/03
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                 14.82%        10.23%       8/01/03
--------------------------------------------------------------------------------
S&P (500)(R) INDEX                          16.44%        13.28%       8/01/03
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX         5.14%         4.50%       8/01/03
--------------------------------------------------------------------------------
WEALTH BUILDER PHOLIO(SM) COMPOSITE INDEX   14.16%        11.54%       8/01/03
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.90%, NET 1.51%, C SHARES: GROSS 2.65%, NET 2.26%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 9/24/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 11/30/07. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                    Wealth
                                                                    Builder
                                                                   Composite:
                                                        Lehman      80% S&P
                                                       Brothers      500/20%
                                                       Aggregate     Lehman
            Share           Share         S&P 500(R)     Bond       Aggregate
           Class A(1,3,4)  Class C(1,4)   Composite      Index     Bond Index
           -------         -------        ----------   ---------   ----------
 8/1/03     $9,425         $10,000         $10,000      $10,000     $10,000
9/30/03      9,538          10,100          10,191       10,338      10,221
9/30/04     10,528          11,074          11,603       10,718      11,431
9/30/05     11,576          12,084          13,024       11,018      12,616
9/29/06     12,603          13,063          14,430       11,422      13,797
9/28/07     14,567          14,999          16,802       12,009      15,751


FUND INVESTMENT ALLOCATION as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Domestic Equity Funds                                   58%
-------------------------------------------------------------
Foreign Equity Funds                                    21%
-------------------------------------------------------------
Domestic Fixed Income Funds                             19%
-------------------------------------------------------------
Other (includes short-term investments)                  2%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.




   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS                                                    TICKER SYMBOLS:
                                                                  A Share: PSWAX
WEALTH GUARDIAN PHOLIO(SM)                                        C Share: PSWCX


[ ] PHOENIX WEALTH GUARDIAN PHOLIO(SM) ("WEALTH GUARDIAN PHOLIO(SM)") A fund of funds that seeks long-term capital appreciation and current income.

[ ] For the Fund's fiscal period of August 1, 2007 to September 30, 2007, Class
    A shares returned 3.48%*, Class C shares returned 3.40%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.29%*, the Lehman Brothers Aggregae Bond Index, a broad-based fixed income index, returned 1.99%*, and the Wealth Guardian PHOLIO Composite Index the PHOLIO's style-specific benchmark, returned 3.97%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Equity markets experienced considerable volatility during the Fund's very short recent fiscal period. After a sharp sell-off from mid July to mid August, the Standard & Poor's 500 index rebounded in late August and September to finish up 5.29% for the Fund's fiscal year. Foreign stocks, as represented by the MSCI EAFE Index rose 3.75%. Real Estate Investment Trust securities performed exceedingly well, rising by over 11% during a two month period. Large capitalization growth stocks outpaced large cap value stocks, while large cap stocks outpaced smaller cap stocks.

[ ] Fixed income securities, as represented by the Lehman Brothers Aggregate
    Bond Index, rose 1.99% during the Fund's short fiscal period. Interest rates fell in the U.S. treasury market as the Federal Reserve unexpectedly lowered its benchmark Fed Funds rate by 50 basis points in mid-September.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's majority allocation to equity funds drove performance in the shortened fiscal period. Equity returns in both domestic and foreign markets easily outpaced fixed income returns. In particular, returns from investments in a REIT fund, a large cap growth fund, a global utilities fund and a small cap growth fund outpaced the Fund's benchmark. The Fund's performance was hurt by investments in a market neutral fund and a small cap value fund.

[ ] The Fund's performance was also affected by its nearly 40% allocation to fixed income funds. Performance was enhanced by the Fund's small allocation to a high yield bond fund. The Fund's two core bond fund investments performed about in-line with their market benchmarks.

    AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.








   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FUND OF FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------
                                                       Inception    Inception
                                              1 year   to 9/30/07      Date
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                      12.62%      9.29%      8/01/03
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                     6.14%      7.75%      8/01/03
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                      11.80%      8.48%      8/01/03
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                   11.80%      8.48%      8/01/03
--------------------------------------------------------------------------------
S&P (500)(R) INDEX                            16.44%     13.28%      8/01/03
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX           5.14%      4.50%      8/01/03
--------------------------------------------------------------------------------
WEALTH GUARDIAN PHOLIO(SM) COMPOSITE INDEX    11.89%      9.78%      8/01/03
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.41%, NET 1.56%, C SHARES: GROSS 2.57%, NET 2.16%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 9/24/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 11/30/07. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                    Wealth
                                                                   Guardian
                                                                   Composite:
                                                         Lehman     60% S&P
                                                        Brothers    500/40%
                                                       Aggregate    Lehman
            Share           Share         S&P 500(R)     Bond      Aggregate
           Class A(1,3,4)  Class C(1,4)     Index        Index       Index
           -------         -------        ----------   ---------   ----------
 8/1/03     $9,425         $10,000         $10,000      $10,000     $10,000
9/30/03      9,604          10,170          10,191       10,338      10,252
9/30/04     10,469          11,011          11,603       10,718      11,256
9/30/05     11,299          11,798          13,024       11,018      12,211
9/29/06     12,112          12,551          14,430       11,422      13,180
9/28/07     13,641          14,032          16,802       12,009      14,747


FUND INVESTMENT ALLOCATION as of 9/30/07*
--------------------------------------------------------------
--------------------------------------------------------------
Domestic Equity Funds                                   46%
--------------------------------------------------------------
Domestic Fixed Income Funds                             38%
--------------------------------------------------------------
Foreign Equity Funds                                    14%
--------------------------------------------------------------
Other (includes short-term investments)                  2%
--------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: SAVAX
BOND FUND                                                         B Share: SAVBX
                                                                  C Share: SAVCX
                                                                  I Share: SAVYX


[ ] PHOENIX BOND FUND ("BOND FUND") To seek high total return from both current income and capital appreciation.

[ ] For the fiscal year ended September 30, 2007, the Fund's Class I shares returned 4.32%, Class A shares returned 4.09%, Class B shares returned 3.26% and Class C Shares returned 3.25%. For the same period, the Lehman Brothers Aggregate Bond Index, which serves as the broad-based and style-specific benchmark index appropriate for comparison, returned 5.14%.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The Federal Reserve ended it's tightening regime in June of 2006, and was on hold throughout the fund's fiscal year. During this time period, long-term interest rates, as measured by the 10 year Treasury bond, remained virtually unchanged at 4.60%. As the likelihood of an easing trend became apparent later in the fiscal year, short-term rates began to decline. As such, short and intermediate maturity bonds performed better than longer ones.

[ ] Credit spreads widened over the period. This hindered the performance of corporate bonds and mortgage pass throughs. As a result, High Grade corporate bonds and mortgage backed securities both underperformed similar duration treasuries. High Yield bond returns were also hindered by spread widening, but managed to out-perform treasury bonds, as income from High Yield bonds offset the price declines that resulted from their widening spreads. All of the spread widening occurred in the latter part of the year, as Corporate Bonds widened in sympathy with the sub-prime mortgage sector.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] During the second quarter of 2007, we adopted a portfolio structure that was designed to capitalize on a steeper yield curve. We concentrated the portfolio in 5 year maturities, which rallied as Fed ease became imminent. This action contributed to the portfolio during the summer credit crunch, when short and intermediate bond yields fell substantially.

[ ] We also reduced credit risk during the fiscal year, paring our high yield holdings to 5% in September from a high of 15% earlier in the year. Despite the fact that the fund itself had no subprime exposure, corporate spreads widened in sympathy, and performance was hindered as a result. Our mortgage exposure was limited to pass through securities that were either FNMA guaranteed, or rated AAA. Higher volatility forced the spreads of these securities modestly wider, but their prices were bolstered by their pristine credit quality.

    AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE. THE FUND INVESTS IN SECURITIES GUARANTEED BY THE US GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                       Inception         Inception
                                           1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV(2)                    4.32%         4.72%         5.83%             --                 --
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                    4.09%         4.45%          --              4.97%            7/01/98
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3)                   -0.86%         3.44%          --              4.42%            7/01/98
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                    3.26%         3.66%          --              4.18%            7/01/98
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                -0.72%         3.66%          --              4.18%            7/01/98
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                    3.25%         3.65%          --              4.18%            7/01/98
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                 3.25%         3.65%          --              4.18%            7/01/98
---------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX        5.14%         4.13%         5.97%            5.69%            7/01/98
---------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.90%; NET 0.82%, A SHARES: GROSS 1.19%, NET 1.11%, B SHARES: GROSS 2.31%,
NET 1.88%; C SHARES: GROSS 3.45%, NET 1.88%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 1/31/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 1/31/08 OR VOLUNTARY. GROSS
      EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                               Lehman Brothers
                 Share            Aggregate
                Class I(1)       Bond Index
                -------        ---------------
9/30/97         $10,000           $10,000
9/30/98          10,944            11,151
9/30/99          11,328            11,110
9/29/00          12,027            11,886
9/28/01          13,210            13,426
9/30/02          13,995            14,580
9/30/03          15,195            15,370
9/30/04          15,885            15,935
9/30/05          16,272            16,380
9/29/06          16,897            16,982
9/28/07          17,627            17,854


SECTOR WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Agency Mortgage-Backed Securities                       29%
-------------------------------------------------------------
Domestic Corporate Bonds                                26%
-------------------------------------------------------------
U.S. Government Securities                              26%
-------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                   10%
-------------------------------------------------------------
Foreign Corporate Bonds                                  7%
-------------------------------------------------------------
Domestic Convertible Preferred Stocks                    1%
-------------------------------------------------------------
Other                                                    1%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: CTESX
CA TAX-EXEMPT BOND FUND                                           I Share: CTXEX


[ ] PHOENIX CA TAX-EXEMPT BOND FUND("CA TAX-EXEMPT BOND FUND") To obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

[ ] For the Fund's fiscal period of May 1, 2007 to September 30, 2007, Class I shares returned 0.30%*, Class A shares returned 0.18%*. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.76%*; the Lehman Brothers California Municipal Bond Index, the Fund's style-specific benchmark, returned 0.54%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MUNICIPAL BOND MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] The second and third quarters of 2007 marked a very volatile time for the municipal markets, as well as for all fixed income sectors. During this time frame, problems in the mortgage markets, specifically the sub-prime mortgage segment, caused significant investor unrest.

[ ] The extreme cheapening of municipals relative to U.S. Treasuries was a result of the simultaneous "flight to quality" to Treasuries by investors in general during the sub-prime crises of the third quarter and the liquidation of municipals by non-traditional investors, such as hedge funds. These hedge funds sold their municipal bond holdings in order to reduce the leverage that had increased as a result of significant price declines experienced by other, much less liquid, holdings.

[ ] The volatility experienced by the tax-exempt municipal market in the third quarter was purely technically driven, as credit fundamentals continued to remain relatively sound.

[ ] Despite their strong credit quality, municipals sometimes do not benefit when investors move to higher-quality assets, as was the case in the third quarter. This situation creates an excellent buying opportunity for investors who are poised to take advantage of these temporary dislocations.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund's emphasis on higher-quality bonds helped relative performance over the past 12 months, as higher-quality bonds outperformed their lower-quality counterparts, especially during July and August, when the market experienced significant credit spread widening.

[ ] As liquidity weakened, lower-quality A and BBB-rated bonds experienced the greatest price declines as investors avoided these rating classes.

[ ] We took advantage of this widening of credit spreads in A and BBB-rated bonds by increasing the Fund's exposure to these rating classes. Since the end of the third quarter of 2006, the Fund has increased it's A and BBB-rated holdings by almost 5%.

[ ] While the broader fixed income market continues to grapple with the fallout of the "sub-prime crises", tax-exempt municipals seem to have regained their footing from the technically driven volatility experienced in the third quarter. Though new issuance continues at a record pace, demand from the traditional investors, including both individuals as well as property and casualty insurance companies, is helping to keep the supply and demand in balance.

    INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE. CIRCULAR 230 NOTICE: THE INFORMATION CONTAINED IN THIS COMMUNICATION (INCLUDING ANY ATTACHMENTS) IS NOT INTENDED TO (AND CANNOT) BE USED BY ANYONE TO AVOID PENALTIES UNDER THE INTERNAL REVENUE CODE. THIS COMMUNICATION SUPPORTS THE PROMOTION AND MARKETING OF THE PRODUCTS OR MATTERS DISCUSSED. INDIVIDUALS SHOULD SEEK INDEPENDENT TAX ADVICE BASED ON THEIR OWN CIRCUMSTANCES.








   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                                   Inception         Inception
                                                       1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV(2)                                2.09%         --             --              2.09%            9/29/06
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                1.83%        2.73%          4.40%             --                --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                             -3.01%        1.73%          3.89%             --                --
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX                    5.14%        4.13%          5.97%            5.14%            9/29/06
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX         2.97%        4.12%          5.40%            2.97%            9/29/06
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.85%; NET 0.64%, A SHARES: GROSS 1.10%, NET 0.87%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO CERTAIN REDEMPTIONS OF CLASS A SHARES MADE WITHIN ONE YEAR FOLLOWING PURCHASES ON WHICH A FINDER'S FEE HAS BEEN PAID.
(5) PER PROSPECTUS EFFECTIVE 6/27/07. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER IN EFFECT THROUGH 1/31/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                         Lehman
                                        Lehman          Brothers
                                       Brothers        California
                   Share               Aggregate        Municipal
                  Class A(1,3,4)      Bond Index       Bond Index
                  -------             ----------       ----------
9/30/97            $9,525              $10,000          $10,000
9/30/98            10,298               11,151           10,937
9/30/99            10,027               11,110           10,832
9/29/00            10,708               11,886           11,598
9/28/01            11,706               13,426           12,733
9/30/02            12,811               14,580           13,832
9/30/03            12,973               15,370           14,168
9/30/04            13,426               15,935           14,960
9/30/05            13,839               16,380           15,716
9/29/06            14,400               16,982           16,440
9/28/07            14,663               17,854           16,927


SECTOR WEIGHTINGS as of 9/30/07*
--------------------------------------------------------------
--------------------------------------------------------------
Pre-Refunded                                            28%
--------------------------------------------------------------
General Obligation                                      17%
--------------------------------------------------------------
General Revenue                                         17%
--------------------------------------------------------------
Water & Sewer Revenue                                    9%
--------------------------------------------------------------
Development Revenue                                      6%
--------------------------------------------------------------
Power Revenue                                            5%
--------------------------------------------------------------
Medical Revenue                                          5%
--------------------------------------------------------------
Other (includes short-term investments)                 13%
--------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: PHGBX
CORE BOND FUND                                                    B Share: PUSBX
                                                                  C Share: PUSCX

[ ] PHOENIX CORE BOND FUND ("CORE BOND FUND") To seek both current income and capital appreciation.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned 5.44%*, Class B shares returned 4.68%* and Class C shares returned 4.76%*. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the broad-based and style-specific fixed income index appropriate for comparison, returned 4.44%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] The broad US fixed income market, as represented by the Lehman Brothers
    Aggregate Bond Index returned 5.14% for the fiscal year ended September 30, 2007. In the first 7 meetings of the fiscal year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. Since the beginning of the fiscal year the yield curve has steepened, with rates declining at the intermediate and front end of the curve.

[ ] The first nine months of the fiscal year can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-Treasury fixed income sectors outperformed. In stark contrast, the last three months of the fiscal year were extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused Treasuries to outperform almost all spread sectors for the full reporting period. The only exceptions were, emerging markets and high yield where the excess yield was able to offset the price decline.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The decision to maintain an underweight to Treasuries in favor of spread sectors was the largest detractor to performance for the fiscal year. Treasuries outperformed as concerns over sub-prime sparked a flight to quality causing spreads in many sectors to widen. This environment typically does not favor our style of investing however, our ability to be tactical in our use of high quality substitutes for sectors such as investment grade corporates, allowed us to outperform for the fiscal year.

[ ] We entered the year with a modest overweight investment grade corporates and took that position down to a comfortable underweight as valuations became rich. This left us in a favorable position as sub-prime contagion began to force spreads wider, allowing us to be able to add selectively into the weakness at attractive valuations.

[ ] Additionally, our use of taxable municipal bonds as a substitute for investment grade corporates helped the performance of the portfolio as taxable municipals continued to outperform investment grade corporates. The high quality nature of these bonds combined with competitive yields made them an attractive substitute in the volatile market seen at the end of the fiscal year.

    AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.






   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07

                                                                                                   Inception         Inception
                                                       1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                6.14%        3.43%          4.45%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                              1.09%        2.43%          3.94%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                5.18%        2.62%          3.66%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                             1.18%        2.62%          3.66%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                5.39%        2.66%           --              3.97%            10/11/99
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                             5.39%        2.66%           --              3.97%            10/11/99
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX                    5.14%        4.13%          5.97%            6.19%            10/11/99
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.24%; NET 1.08%, B SHARES: GROSS 1.99%, NET 1.84%; C SHARES: GROSS 1.99%, NET 1.83%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 6/27/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 2/28/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                   Lehman
                                                  Brothers
                Share             Share           Aggregate
               Class A           Class B         Bond Index
               -------           -------         ----------
9/30/97         $9,525           $10,000          $10,000
9/30/98         10,614            11,066           11,151
9/30/99         10,193            10,551           11,110
9/29/00         10,701            10,985           11,887
9/28/01         11,927            12,157           13,426
9/30/02         12,437            12,584           14,580
9/30/03         12,921            12,962           15,370
9/30/04         13,204            13,152           15,935
9/30/05         13,463            13,296           16,380
9/29/06         13,871            13,617           16,982
9/28/07         14,722            14,323           17,854


SECTOR WEIGHTINGS as of 9/30/07*
--------------------------------------------------------------
--------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                   30%
--------------------------------------------------------------
Agency Mortgage-Backed Securities                       25%
--------------------------------------------------------------
Domestic Corporate Bonds                                19%
--------------------------------------------------------------
Asset-Backed Securities                                  9%
--------------------------------------------------------------
Municipal Bonds                                          6%
--------------------------------------------------------------
Foreign Corporate Bonds                                  4%
--------------------------------------------------------------
U.S. Government Securities                               2%
--------------------------------------------------------------
Other (includes short-term investments)                  5%
--------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: PEMAX
EMERGING MARKETS BOND FUND                                        B Share: PEMBX
                                                                  C Share: PGMCX

[ ] PHOENIX EMERGING MARKETS BOND FUND ("EMERGING MARKETS BOND FUND") To seek high current income and a secondary objective of long-term capital appreciation.

[ ] For the Fund's fiscal period of December 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned 3.91%*, Class B shares returned 3.26%*, and Class C Shares returned 3.36%*. For the same period, the Lehman Brothers Aggregate Bond Index, a broad based fixed income index, returned 3.25%*, and the JPMorgan Emerging Markets Bond Index Plus ("EMBI+"), which is the Fund's style-specific index appropriate for comparison, returned 4.44%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Emerging markets had another strong year as fiscal and monetary performance across Asia, Latin America, Eastern Europe and Africa continued to improve. Emerging markets ("EM") countries benefited from strong domestic growth coupled with rising commodity prices. This led to large fiscal surpluses in many EM economies and positive trade balances.

[ ] Most of the return for the year came from coupons as the average emerging market yield only dropped by 10bps over the last twelve months. However, the relatively flat performance in yields masked divergence in returns on a country-by-country basis. The best performers in emerging markets over the last year were higher beta credits such as Ecuador (+15%), Brazil (+12%) and Turkey (+12%). The only country to post a negative return over the twelve-month period was Venezuela (-1%). Emerging markets closed the fiscal year with a blended yield of 6.64% and a spread over US Treasuries of +201bps.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The fund was positioned to capture much of the running yield in emerging markets during the fiscal year. Overweight positions were generally concentrated in commodity-rich countries such as Russia and Ecuador while underweights were concentrated in highly-rated sovereigns such as Mexico. The fund allocated investments to off-index positions in USD corporate bonds and local instrument bonds throughout emerging markets, where there was significant additional value versus respective sovereign bonds. The fund closed the fiscal year fully invested with approximately 65% of the portfolio invested in sovereign bonds, 25% in corporate bonds and 10% in local currency bonds.

    THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE. AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.

Note: All country return data and spread data can be accessed from both Bloomberg and JP Morgan.








   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                                   Inception         Inception
                                                       1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                6.79%        13.81%         6.03%              --                --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                              1.72%        12.70%         5.52%              --                --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                6.07%        12.93%         5.23%              --                --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                             2.07%        12.93%         5.23%              --                --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                6.16%        12.90%          --               5.76%            3/26/98
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                             6.16%        12.90%          --               5.76%            3/26/98
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX                    5.14%         4.13%         5.97%             5.80%            3/26/98
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN EMERGING MARKETS BOND INDEX PLUS               7.96%        16.15%         9.61%            10.01%            3/26/98
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.65%, NET 1.65%, B SHARES: GROSS 2.40%, NET 2.40%; C SHARES: GROSS 2.40%, NET 2.40%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   PER PROSPECTUS EFFECTIVE 6/27/07.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                    Lehman       J.P. Morgan
                                                   Brothers        Emerging
                 Share             Share          Aggregate      Markets Bond
                Class A(1,3,4)    Class B(1,4)    Bond Index      Index Plus
                -------           -------         ----------     ------------
9/30/97         $9,525            $10,000          $10,000         $10,000
9/30/98          4,966              5,173           11,151           9,470
9/30/99          6,958              7,185           11,110           9,189
9/29/00          8,784              9,020           11,887          11,765
9/28/01          8,038              8,172           13,426          11,974
9/30/02          8,963              9,063           14,580          11,838
9/30/03         11,965             11,990           15,370          16,594
9/30/04         13,207             13,144           15,935          18,576
9/30/05         15,095             14,919           16,380          21,393
9/29/06         16,024             15,691           16,982          23,181
9/28/07         17,112             16,643           17,854          25,025


COUNTRY WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Russia                                                  13%
-------------------------------------------------------------
Brazil                                                  12%
-------------------------------------------------------------
Turkey                                                   8%
-------------------------------------------------------------
Mexico                                                   8%
-------------------------------------------------------------
Venezuela                                                6%
-------------------------------------------------------------
United States                                            6%
-------------------------------------------------------------
Netherlands                                              5%
-------------------------------------------------------------
Other                                                   42%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.









   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: PHCHX
HIGH YIELD FUND                                                   B Share: PHCCX
                                                                  C Share: PGHCX


[ ] PHOENIX HIGH YIELD FUND ("HIGH YIELD FUND") To seek high current income and a secondary objective of capital growth.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned 6.06%*, Class B shares returned 5.22%*, and Class C Shares returned 5.20%*. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 4.44%*, and the Lehman Brothers High Yield Bond 2% Issuer Cap Index, the Fund's style-specific index appropriate for comparison, returned 6.17%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] For much of the twelve months ended September 30, 2007, the bond markets were generally stable with the level of long-term interest rates relatively unchanged. However, during the second half of the year, the market was quite volatile as a result of a crisis in the sub prime mortgage market and related fears of a global credit crunch. In September, short-term rates fell significantly following the Federal Reserve's decision to cut rates by 50-basis points. The Federal Reserve lowered rates following a severe downturn in the housing market and liquidity problems in the credit markets. During the course of the fiscal year, the high yield bond market performed well and posted positive returns for nearly all months of the fiscal year. High yield bonds were buoyed by a number of factors including generally solid economic growth, good corporate earnings, very low default rates, favorable equity markets, and a general lack of "yield" alternatives within the global financial system. The high yield market did encounter a sharp correction in June and July that was primarily related to the sub prime mortgage crisis as well as on oversupply of low-rated leveraged buyout financings. However, the market proved to be resilient and rallied particularly after the Federal Reserve rate cut.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] For the period, the Fund's performance benefited primarily from good individual credit selection and an over weight in single B rated bonds, which outperformed the overall market. The Fund's substantial underweight to lower-rated bonds (Caa and below) detracted from its overall performance as bonds in this credit tier meaningfully outperformed the overall market. Our underweight in lower-rated bonds is part of our ongoing, long-term strategy, which favors higher-quality high yield issues. In terms of credit selection, we benefited from a number of credits that outperformed the market across a number of sectors. The sources of the out performance stemmed from a variety of factors including improving credit quality, superior relative value, and bond tenders related to mergers and acquisition activity. In terms of industry sectors, the Fund particularly benefited from its overweight in basic industries and technology but was hurt by the relative performance of its investments in consumer cyclicals and energy.

    HIGH-YIELD BONDS GENERALLY ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN ARE INVESTMENTS IN LOWER YIELDING BONDS. AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.








   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                                    Inception         Inception
                                                        1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                 7.59%         8.97%         2.25%              --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                               2.48%         7.91%         1.75%              --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                 6.69%         8.10%         1.46%              --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                              2.69%         8.10%         1.46%              --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                 6.88%         8.16%          --               1.23%            2/27/98
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                              6.88%         8.16%          --               1.23%            2/27/98
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX                     5.14%         4.13%         5.97%             5.78%            2/27/98
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX      7.62%        12.37%         5.91%             5.69%            2/27/98
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.37%, NET 1.37%, B SHARES: GROSS 2.12%, NET 2.12%; C SHARES: GROSS 2.12%, NET 2.12%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   PER PROSPECTUS EFFECTIVE 6/27/07.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                Lehman
                                               Lehman        Brothers High
                                              Brothers        Yield Bond
             Share            Share          Aggregate        2% Issuer
            Class A(1,3,4)   Class B(1,4)    Bond Index       Cap Index
            -------          -------         ----------      -------------
9/30/97      $9,525          $10,000          $10,000          $10,000
9/30/98       8,538            8,891           11,151           10,174
9/30/99       9,330            9,642           11,110           10,468
9/29/00       9,491            9,729           11,887           10,568
9/28/01       8,037            8,185           13,426            9,995
9/30/02       7,743            7,826           14,580            9,909
9/30/03       9,215            9,242           15,370           12,828
9/30/04      10,013            9,960           15,935           14,435
9/30/05      10,543           10,397           16,380           15,385
9/29/06      11,058           10,831           16,982           16,498
9/28/07      11,896           11,556           17,854           17,755


SECTOR WEIGHTINGS as of 9/30/07*
------------------------------------------------------------
------------------------------------------------------------
Domestic Corporate Bonds                               72%
------------------------------------------------------------
Foreign Corporate Bonds                                 9%
------------------------------------------------------------
Other (includes short-term investments)                19%
------------------------------------------------------------
* % of total investments as of September 30, 2007.


   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: PMMXX
MONEY MARKET FUND


[ ] PHOENIX MONEY MARKET FUND ("MONEY MARKET FUND") To seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned 4.22%*. For the same period, the Lehman Brothers Aggregate Bond Index, a broad based fixed income index, returned 4.44%*, and the Citigroup 90-Day Treasury Bills Index, which is the Fund's style-specific index appropriate for comparison, returned 4.57%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

    AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                           1 year      5 years      10 years
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                    4.62%       2.39%         3.29%
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                  4.62%       2.39%         3.29%
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX        5.14%       4.13%         5.97%
--------------------------------------------------------------------------------
CITIGROUP 90-DAY TREASURY BILLS             5.01%       2.83%         3.65%
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(2): A SHARES: GROSS 0.90%, NET 0.90%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)   PER PROSPECTUS EFFECTIVE 6/27/07.


SECTOR WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
Commercial Paper                                        67%
-------------------------------------------------------------
Medium Term Notes                                       20%
-------------------------------------------------------------
Federal Agency Securities                               13%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.







   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                         THIS PAGE INTENTIONALLY BLANK.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
                                                                  A Share: NAMFX
MULTI-SECTOR FIXED INCOME FUND                                    B Share: NBMFX
                                                                  C Share: NCMFX

[ ] PHOENIX MULTI-SECTOR FIXED INCOME FUND ("MULTI-SECTOR FIXED INCOME FUND") To seek to maximize current income while preserving capital.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, the
    Fund's Class A shares returned 4.95%*, Class B shares returned 4.25%*, and Class C Shares returned 4.22%*. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the Fund's broad based and style-specific fixed income index, returned 4.44%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] The broad US fixed income market, as represented by the Lehman Brothers
    Aggregate Bond Index returned 5.14% for the fiscal year ended September 30, 2007. In the first 7 meetings of the fiscal year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. Since the beginning of the fiscal year the yield curve has steepened, with rates declining at the intermediate and front end of the curve.

[ ] The first nine months of the fiscal period can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-treasury fixed income sectors outperformed. In stark contrast, the last three months of the fiscal year were extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform almost all spread sectors for the full reporting period. The only exceptions were emerging markets and high yield where the excess yield was able to offset the price decline.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The Fund out-performed its benchmark for the fiscal year ended September 30, 2007, benefiting from its overweight to emerging markets, high yield, and non-U.S. dollar investments. The Fund's exposure to the investment grade corporate sector detracted from the Fund's performance.

[ ] The largest positive contributor to performance was the fund's exposure to non U.S. dollar investments, which benefited from market expectations that the Federal Reserve would cut U.S. interest rates in 2007 and stronger growth outside of the United States. The Fund also benefited from its position in bank loans, which was used as a more defensive, less volatile substitute for corporate high yield bonds.

[ ] Emerging markets was also a positive contributor to performance, as the sector benefited from strong country fundamentals. Another positive contributor to the Fund's performance was high yield investment, benefiting from continued strong fundamentals.

[ ] The largest detractor to performance was the fund's exposure to the investment grade corporate sector; one of the worst performing sectors within the bond market. However, the Fund's underweight relative to the index and focus on BBB securities was beneficial to performance.

    AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE. FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.









   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                                    Inception         Inception
                                                        1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                 6.19%        8.31%          4.99%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                               1.15%        7.26%          4.48%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                 5.52%        7.52%          4.22%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                              1.52%        7.52%          4.22%             --                 --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                 5.48%        7.52%           --              4.16%            10/14/97
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                              5.48%        7.52%           --              4.16%            10/14/97
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX                     5.14%        4.13%          5.97%            5.94%            10/14/97
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.17%, NET 1.17%, B SHARES: GROSS 1.92%, NET 1.92%; C SHARES: GROSS 1.92%, NET 1.92%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 6/27/07.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                    Lehman
                                                   Brothers
                Share             Share           Aggregate
               Class A(1,3,4)    Class B(1,4)     Bond Index
               -------           -------          ----------
9/30/97         $9,525           $10,000           $10,000
9/30/98          8,369             8,715            11,151
9/30/99          9,003             9,311            11,110
9/29/00          9,607             9,857            11,887
9/28/01          9,668             9,846            13,426
9/30/02         10,403            10,517            14,580
9/30/03         12,117            12,155            15,370
9/30/04         13,274            13,221            15,935
9/30/05         13,902            13,748            16,380
9/29/06         14,619            14,337            16,982
9/28/07         15,525            15,128            17,854


SECTOR WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Domestic Corporate Bonds                                29%
-------------------------------------------------------------
Foreign Government Securities                           21%
-------------------------------------------------------------
Foreign Corporate Bonds                                 13%
-------------------------------------------------------------
Domestic Loan Agreements                                11%
-------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                    9%
-------------------------------------------------------------
Agency Mortgage-Backed Securities                        7%
-------------------------------------------------------------
Agency Non-Mortgage-Backed Securities                    2%
-------------------------------------------------------------
Other (includes short-term investments)                  8%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

INTERNATIONAL FUNDS                                              TICKER SYMBOLS:
                                                                  A Share: PHITX
INTERNATIONAL STRATEGIES FUND                                     B Share: PINBX
                                                                  C Share: PAICX


[ ] PHOENIX INTERNATIONAL STRATEGIES FUND ("INTERNATIONAL STRATEGIES FUND") To seek high total return consistent with reasonable risk.

[ ] For the fiscal period December 1, 2006 to September 30, 2007, the Fund's
    Class A shares returned 16.91%*, Class B shares returned 16.21%*, and
    Class C Shares returned 16.18%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.66%*, and the MSCI EAFE(R) Index, which is the Fund's style-specific index appropriate for comparison, returned 17.14%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

ACADIAN, HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Non-U.S. markets finished the twelve-month period ending September 2007 in firmly positive territory, demonstrating resilience in light of high energy prices, inflationary pressures and other global concerns. The sharp drops in China that triggered a global sell-off in late February into early March 2007 had little lasting impact on markets, while August's sub-prime mortgage problems in the U.S. and the ensuing global credit market crisis were assessed by investors against generally solid fundamentals, including positive economic growth and year-to-date earnings. While August saw underperformance by some quantitative strategies as equity prices lost their normal relationship to fundamentals, this appears to have been a temporary situation. By the end of September equities regained equilibrium and were generally on an upward track.

[ ] Performance in Europe was very solid during the period, with equity markets collectively gaining 27.5% in U.S. dollar terms. Locally stated returns were considerably lower given euro strength during the period.

[ ] The Asia-Pacific region returned 19.2% in dollar terms, which translated into a locally stated return of 12.8%. Japan continued to trail its Asian counterparts, posting a 7.1% USD gain versus other markets that were firmly in the double digits.

[ ] Elsewhere in the region, Singapore, Australia, and New Zealand all rose.

[ ] Emerging markets also made solid gains, rising 58.2%, measured in US$, as soaring commodity prices supported growth and private consumption in many markets continued to improve. Latin American emerging markets fared best, collectively rising 71.5% for the period.

[ ] Asian emerging markets gained 62.2% overall. China and India drove this result, rising 134.4% and 63.2%, respectively. Also making notable gains were Korea, at 44.8%, and Thailand, at 41.0%.

The EMEA markets as a whole rose 40.6% for the period.

* PLEASE NOTE, RETURNS CITED ARE MSCI NET INDEX RETURNS AS OF 9/30/07.

ACADIAN, WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] Contributing significantly to positive active return over the period was stock selection combined with country overweights in Germany and Australia, a combination of stock selection and market underweighting in Japan and Switzerland, and stock selection in Denmark.

[ ] Materials stocks were the top performers for the portfolio overall, as metals prices spiked during the period and companies continued to expand their mining efforts to keep up with robust global demand. These stocks were also buoyed by ongoing speculation of continued mergers and acquisitions within the industry. Key contributors included the U.K.'s Antofagasta, Germany's Salzgitter and ThyssenKrupp, and Japan's Sumitomo Metal Mining. A significant position in U.K. energy giant Royal Dutch Shell was also a notable contributor, as were Dutch brewer Heineken and Australian construction firm Leighton Holdings.

[ ] Less successful for the portfolio was a combination of stock- and country-level performance in Belgium, stock selection in France and the Netherlands, and stock selection combined with market underweighting in Sweden and Finland. At the individual stock level, Belgian financial service Fortis was the most costly position, which was hurt by a weaker capital market environment and potential negative impact from the planned acquisition of ABN Amro. Additionally, the portfolio did not have exposure to some key benchmark contributors in the telecom sector -- a group of stocks which proved resilient despite the market volatility seen late in the period. These included Vodafone, Nokia and Telefonica. Lack of positioning in both the U.K. and Australian outfits of materials holding BHP Billiton was also costly.

NEW STAR, HOW DID THE MARKETS PERFORM DURING THE FISCAL PERIOD?

[ ] Markets were strong, aided by a weak US dollar, with international equities as measured by MSCI EAFE returning 25.38 percent over the current period. Abundant liquidity, reasonable valuations, good levels of profitability and earnings upgrades by analysts combined to push markets higher. Leadership did not remain consistent, nor progress smooth, however, as the US subprime





   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

INTERNATIONAL FUNDS
    crisis caused some severe market corrections and has disrupted the interbank money market, hopefully temporarily, and the structured finance game, possibly for a lot longer. So far, quick action by US, UK ("United Kingdom") and European central banks helped limit systemic risk.

[ ] Japan lagged, with little credit growth or a liquidity story to fuel its markets it only returned just over 7 percent in the current fiscal period.

[ ] With the emerging markets and specifically China story intact and liquidity still plentiful in total, economically sensitive areas (cyclical sectors) have continued to perform provided they have pricing power or an emerging markets angle. Hong Kong and many emerging markets have in fact taken up leadership since the crisis as they are perceived to be less affected by mild slowdown in the US and may even benefit from the resultant lower US interest rates. Capital flows from China have also started to flow into the likes of HK ("Hong Kong"), boosting the larger China related stocks there.

WHAT FACTORS AFFECTED FUND PERFORMANCE?

[ ] The first part of the fiscal period proved difficult but good gains from country selection more than made up for it in the second half of the period. Risk-loving behavior by investors was in evidence early on, fuelled by liquidity and earnings upgrades so cyclical and small cap stocks continued their bull run. Quality stocks with higher levels of profitability and large cap companies made less spectacular gains. The reappraisal of risk after the sub-prime crisis and subsequent seizure in the money markets has seen lower quality borrowers finding funding harder, or at least more expensive. Meanwhile, with structural and cyclical liquidity starting to pour into Hong Kong and Chinese companies listed in HK in particular proved especially beneficial, as did reasonable stock selection in Australia with good returns from energy and miners. Avoiding weaker markets such as Ireland towards the latter part of the period also helped.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                                    Inception         Inception
                                                        1 year       5 years       10 years         to 9/30/07           Date
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                24.51%        21.88%         7.39%              --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                              17.36%        20.45%         6.76%              --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                23.55%        20.99%         6.60%              --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                             19.55%        20.99%         6.60%              --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                23.54%        21.03%          --               5.36%           3/30/99
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                             23.54%        21.03%          --               5.36%           3/30/99
---------------------------------------------------------------------------------------------------------------------------------
S&P (500)(R) INDEX                                      16.44%        15.46%         6.58%             3.56%           3/30/99
---------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) INDEX                                      25.38%        24.05%         8.35%             8.36%           3/31/99
---------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.68%, NET 1.68%, B SHARES: GROSS 2.43%, NET 2.43%; C SHARES: GROSS 2.43%, NET 2.43%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLPSSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   PER PROSPECTUS EFFECTIVE 9/24/07.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                               MSCI
              Share            Share          EAFE(R)        S&P 500(R)
             Class A(1,3,4)   Class B(1,4)     Index          Index
             -------          -------         -------        ----------
9/30/97       $9,525          $10,000         $10,000         $10,000
9/30/98        9,874           10,391           9,192          10,915
9/30/99       12,401           12,963          12,070          13,942
9/29/00       13,036           13,524          12,483          15,805
9/28/01        8,269            8,515           8,954          11,596
9/30/02        7,149            7,308           7,587           9,221
9/30/03        8,710            8,839           9,601          11,473
9/30/04       10,347           10,425          11,763          13,064
9/30/05       13,098           13,087          14,859          14,663
9/29/06       15,442           15,334          17,778          16,246
9/28/07       19,228           18,945          22,291          18,916


COUNTRY WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Japan                                                   18%
-------------------------------------------------------------
United Kingdom                                          14%
-------------------------------------------------------------
Germany                                                 11%
-------------------------------------------------------------
France                                                  10%
-------------------------------------------------------------
Australia                                                7%
-------------------------------------------------------------
Switzerland                                              6%
-------------------------------------------------------------
Netherlands                                              6%
-------------------------------------------------------------
Other                                                   28%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.


   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

INTERNATIONAL FUNDS                                              TICKER SYMBOLS:
                                                                  A Share: NWWOX
WORLDWIDE STRATEGIES FUND                                         B Share: WWOBX
                                                                  C Share: WWOCX


[ ] PHOENIX WORLDWIDE STRATEGIES FUND ("WORLDWIDE STRATEGIES FUND") To seek capital appreciation.

[ ] For the fiscal period July 1, 2007 to September 30, 2007, the Fund's Class A shares returned 1.93%*, Class B shares returned 1.65%*, and Class C Shares returned 1.67%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 2.03%*, and the MSCI World(R) Index (Net), the Fund's style-specific benchmark appropriate for comparison, returned 2.36%*.

* Returns less than 1 year are not annualized.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

PHOENIX INVESTMENT COUNSEL, HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Market volatility rose late in the fiscal year due to worsening credit conditions caused by defaults in the subprime mortgage sector. The Federal Reserve Open Market Committee acted decisively and lowered both the Fed Funds target rate and the Discount rate in order to avert a crisis. U.S. stocks rose sharply in late September as the rate cuts soothed investors' concerns.

[ ] The United States equity markets posted positive returns for the twelve months ended September 30, 2007. In terms of style indices, "Growth" stocks returned more than "Value" stocks for the fiscal year.

[ ] International stock markets had stellar performance for the 12-month period.
    The broad-based MSCI EAFE index posted a double-digit gain of 25.38%. Emerging stock markets logged even better returns. The MSCI Emerging Markets index was up 58.63%.

PHOENIX INVESTMENT COUNSEL, WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] The return on the domestic portion of the portfolio was approximately in-line with the 16.44% return of the S&P 500 Benchmark index.

[ ] The domestic portion of the fund benefited the most from sector positioning in Consumer Discretionary, Consumer Staples and Industrials. Sector positioning in Information Technology, Health Care and Materials had an adverse impact on the domestic portion of the fund's performance relative to its benchmark. The top individual stock contributors were Exxon Mobil, International Business Machines, Cisco Systems, AT&T Incorporated and Occidental Petroleum. The bottom five contributors were Motorola, Pfizer, Tyco International, Forest Laboratories and Macy's.

NEW STAR, HOW DID THE MARKETS PERFORM DURING THE FISCAL PERIOD?

[ ] Markets were strong, aided by a weak US dollar, with international equities as measured by MSCI EAFE returning 25.38 percent over the 12 month period. Abundant liquidity, reasonable valuations, good levels of profitability and earnings upgrades by analysts combined to push markets higher. Leadership did not remain consistent, nor progress smooth, however, as the US subprime crisis caused some severe market corrections and has disrupted the interbank money market, hopefully temporarily, and the structured finance game, possibly for a lot longer. So far, quick action by US, UK and European central banks helped limit systemic risk.

[ ] Japan lagged, with little credit growth or a liquidity story to fuel its markets it only returned just over 7 percent in the 12 months to Sept 07.

[ ] With the emerging markets and specifically China story intact and liquidity still plentiful in total, economically sensitive areas (cyclical sectors) have continued to perform provided they have pricing power or an emerging markets angle. Hong Kong and many emerging markets have in fact taken up leadership since the crisis as they are perceived to be less affected by mild slowdown in the US and may even benefit from the resultant lower US interest rates. Capital flows from China have also started to flow into the likes of HK, boosting the larger China related stocks there.

WHAT FACTORS AFFECTED FUND PERFORMANCE?

[ ] The first part of the fiscal year proved difficult but good gains from country selection more than made up for it in the second half of the period. Risk-loving behavior by investors was in evidence early on, fuelled by liquidity and earnings upgrades so cyclical and small cap stocks continued their bull run. Quality stocks with higher levels of profitability and large cap companies made less spectacular gains. The reappraisal of risk after the sub-prime crisis and subsequent seizure in the money markets has seen lower quality borrowers finding funding harder, or at least more expensive. Meanwhile, with structural and cyclical liquidity starting to pour into Hong Kong and Chinese companies listed in HK in particular proved especially beneficial, as did reasonable stock selection in Australia with good returns from energy and miners. Avoiding weaker markets such as Ireland towards the latter part of the period also helped.

ACADIAN, HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[ ] Non-U.S. markets finished the twelve-month period ending September 2007 in firmly positive territory, demonstrating resilience in light of high energy prices, inflationary pressures and other global concerns. The sharp drops in China that triggered a global sell-off in late February into early March 2007 had little lasting impact on markets, while August's sub-prime mortgage problems in the U.S. and the ensuing global credit market crisis were assessed by investors against generally solid fundamentals, including positive economic growth and year-to-date earnings. While August saw underperformance by some quantitative strategies as equity prices lost their normal relationship to fundamentals, this appears to have been a temporary situation. By the end of September equities regained equilibrium and were generally on an upward track.

[ ] Performance in Europe was very solid during the period, with equity markets collectively gaining 27.5% in U.S. dollar terms. Locally stated returns were considerably lower given euro strength during the period.

[ ] The Asia-Pacific region returned 19.2% in dollar terms, which translated into a locally stated return of 12.8%. Japan continued to trail its Asian counterparts, posting a 7.1% USD gain versus other markets that were firmly in the double digits. Elsewhere in the region, Singapore, Australia, and New Zealand rose.

[ ] Emerging markets also made solid gains, rising 58.2% USD as soaring commodity prices supported growth and private consumption in many markets continued to improve. Latin American emerging markets fared best, collectively rising 71.5% for the period.

[ ] Asian emerging markets gained 62.2% overall. China and India drove this result, rising 134.4% and 63.2%, respectively. Also making notable gains were Korea, at 44.8%, and Thailand, at 41.0%.

The EMEA markets as a whole rose 40.6% for the period.

*PLEASE NOTE, RETURNS CITED ARE MSCI NET INDEX RETURNS AS OF 9/30/07.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

INTERNATIONAL FUNDS

ACADIAN, WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[ ] Key sources of positive active return included stock selection combined with a market overweight in Germany and stock selection combined with market underweighting in Japan and Switzerland. The active allocations to Canada, Russia and China also added considerable value. Stock-level performance in Denmark was another key contributor.

[ ] Materials stocks were the top performers for the portfolio overall, as metals prices spiked during the period and companies continued to expand their mining efforts to keep up with robust global demand. These stocks were also buoyed by ongoing speculation of continued mergers and acquisitions within the industry. Key contributors included the U.K.'s Antofagasta, Germany's Salzgitter and Japan's Sumitomo Metal Mining. The opportunistic allocation to Canada also exposed the portfolio to mining holdings Teck Cominco and LionOre, as well as steel producer IPSCO. A significant position in U.K. energy giant Royal Dutch Shell was also a notable contributor, as were airlines Deutsche Lufthansa and Air France-KLM, which benefited from increasing levels of passenger traffic and strong demand for flights to North America.

[ ] Contributing to negative active return over the period was stock selection in the Netherlands and the U.K., in addition to a combination of stock- and country-level performance in Sweden and Belgium. The underweighted allocation to Finland was also costly.

[ ] Most costly at the individual stock level were the positions in Belgian financial service Fortis and U.K. healthcare holding AstraZeneca. Additionally, the portfolio did not have exposure to some key benchmark contributors in the telecom sector -- a group of stocks which proved resilient despite the market volatility seen late in the period. These included Vodafone, Nokia and Telefonica.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                Inception        Inception
                                      1 year       5 years       10 years       to 9/30/07          Date
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)              21.12%        18.44%         7.79%            --               --
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)            14.16%        17.04%         7.15%            --               --
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)              20.18%        17.52%         6.97%            --               --
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)           16.18%        17.52%         6.97%            --               --
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)              20.17%        17.50%           --            5.83%          12/15/98
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)           20.17%        17.50%           --            5.83%          12/15/98
-------------------------------------------------------------------------------------------------------------
S&P (500)(R) INDEX                    16.44%        15.46%         6.58%           4.81%          12/15/98
-------------------------------------------------------------------------------------------------------------
MSCI WORLD(SM) INDEX (NET)            21.09%        19.28%         6.99%           5.68%          12/31/98
-------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.64%, NET 1.64%, B SHARES: GROSS 2.39%, NET 2.39%;
C SHARES: GROSS 2.39%, NET 2.39%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)   PER PROSPECTUS EFFECTIVE 9/24/07.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                                                 MSCI
             Share             Share          S&P 500(R)         World
            Class A(1,3,4)    Class B(1,4)      Index         Index (Net)
            -------           -------         ----------      -----------
9/30/97      $9,425           $10,000          $10,000          $10,000
9/30/98      10,185            10,727           10,915           10,014
9/30/99      12,362            12,912           13,942           12,965
9/29/00      14,145            14,673           15,805           14,023
9/28/01      10,186            10,475           11,596           10,076
9/30/02       8,560             8,752            9,221            8,144
9/30/03      10,315            10,447           11,473           10,212
9/30/04      11,826            11,894           13,064           11,957
9/30/05      14,217            14,193           14,663           14,221
9/29/06      16,469            16,324           16,246           16,238
9/28/07      19,947            19,619           18,917           19,662


COUNTRY WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
United States                                           26%
-------------------------------------------------------------
Japan                                                   11%
-------------------------------------------------------------
United Kingdom                                           9%
-------------------------------------------------------------
Germany                                                  7%
-------------------------------------------------------------
France                                                   6%
-------------------------------------------------------------
Australia                                                4%
-------------------------------------------------------------
Switzerland                                              3%
-------------------------------------------------------------
Other (includes short-term investments)                 34%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.


   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
                                                                  A Share: TLCGX
GROWTH OPPORTUNITIES FUND                                         C Share: TGOCX


[ ] PHOENIX GROWTH OPPORTUNITIES FUND ("GROWTH OPPORTUNITIES FUND") Seeks capital appreciation.

[ ] For the fiscal year ended September 30, 2007, the Fund's Class A shares returned 30.77% and Class C Shares returned 29.78%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 16.44%, and the Russell 1000(R) Growth Index, which is the Fund's style-specific equity index appropriate for comparison, returned 19.35%.

[ ] ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE
    EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] Growth stocks of all market capitalizations outperformed value stocks for the one year period ended September 30, 2007. The shift from value to growth has been an advantage for the Growth Opportunities Fund which emphasizes high-growth stocks -- shares of companies with strong earnings prospects. During the period investors appeared to be focused on concerns related to the weakening housing market, subprime-mortgage problems that roiled financial-services companies worldwide, higher oil prices, the weakening dollar, and the potential for slower economic growth. However, by mid August investors seemed to be hopeful that the worst of the credit-related problems from the housing and subprime-mortgage markets was over and the Federal Reserve would be aggressive in its effort to keep the economy from sagging into a recession. This view was confirmed as the Fed cut its short-term interest rate by one-half percentage point in September, to 4.75%. This was the first rate reduction in four years and the steepest in nearly five years. This helped stocks rebound over 8.5% from the mid-August lows.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] Stock selection during the year was good. Ten of eleven sector positions outperformed their corresponding index sectors. Contributing the most to excess return were the consumer discretionary, healthcare, financial services and producer durables sectors. Our overweighted positions in several stocks also contributed to the Fund's excess returns. Holdings that added value included Las Vegas Sands Corp., Gamestop Corp., Google Inc., Wynn Resorts, Intuitive Surgical Inc., Shire PLC, Thermo Fisher Scientific Inc., CB Richard Ellis Group Inc., Goldman Sachs Group Inc., IntercontinentalExchange Inc., ABB Ltd. and Deere & Co. The Other sector detracted most from performance. Not owning companies such as Honeywell International, 3M Co., and Textron Inc. was the source of relative underperformance for the sector.

    BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE TECHNOLOGY SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND ESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.










   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                                Inception        Inception
                                      1 year       5 years       10 years       to 9/30/07          Date
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)              30.77%        19.38%         7.34%            --              --
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)            23.25%        17.98%         6.70%            --              --
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)              29.78%          N/A           --            24.64%          6/09/06
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)           29.78%          N/A           --            24.64%          6/09/06
-------------------------------------------------------------------------------------------------------------
S&P (500)(R) INDEX                    16.44%        15.46%         6.58%          18.59%          6/09/06
-------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX          19.35%        13.84%         4.06%          18.43%          6/09/06
-------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 2.79%, NET 1.25%, C SHARES: GROSS 3.54%, NET 2.00%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) PER PROSPECTUS EFFECTIVE 1/31/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 5/31/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30/07
--------------------------------------------------------------------------------

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                     Russell
                                      1000(R)
                   Share              Growth          S&P 500(R)
                  Class A(1,3,4)      Index            Index
                  -------            --------        ----------
9/30/97           $ 9,525            $10,000          $10,000
9/30/98            11,052             11,110           10,915
9/30/99            15,800             14,983           13,942
9/29/00            23,304             18,493           15,805
9/28/01            10,786             10,053           11,596
9/30/02             7,889              7,790            9,221
9/30/03            11,194              9,809           11,473
9/30/04            11,828             10,546           13,064
9/30/05            13,983             11,769           14,663
9/29/06            14,629             12,479           16,246
9/28/07            19,131             14,894           18,916


SECTOR WEIGHTINGS as of 9/30/07*
-------------------------------------------------------------
-------------------------------------------------------------
Information Technology                                  35%
-------------------------------------------------------------
Industrials                                             17%
-------------------------------------------------------------
Health Care                                             15%
-------------------------------------------------------------
Consumer Discretionary                                  12%
-------------------------------------------------------------
Financials                                              11%
-------------------------------------------------------------
Telecommunication Services                               3%
-------------------------------------------------------------
Consumer Staples                                         2%
-------------------------------------------------------------
Other                                                    5%
-------------------------------------------------------------
* % of total investments as of September 30, 2007.



   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                          PHOENIX GLOBAL UTILITIES FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
DOMESTIC COMMON STOCKS--61.9%

ELECTRIC UTILITIES--33.9%
Duke Energy Corp.                                       113,070     $  2,113
Edison International                                     22,120        1,227
Entergy Corp.                                            20,410        2,210
Exelon Corp.                                             55,600        4,190
FirstEnergy Corp.                                        30,710        1,945
FPL Group, Inc.                                          34,140        2,079
Northeast Utilities                                      22,320          638
Pepco Holdings, Inc.                                     33,080          896
PPL Corp.                                                36,700        1,699
Progress Energy, Inc.                                    17,740          831
Southern Co. (The)                                       67,760        2,458
                                                                    --------
                                                                      20,286
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
Constellation Energy Group, Inc.                         13,000        1,115
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--9.6%
AT&T, Inc.                                               55,780        2,360
Citizens Communications Co.                              79,320        1,136
Verizon Communications, Inc.                             37,110        1,643
Windstream Corp.                                         43,470          614
                                                                    --------
                                                                       5,753
                                                                    --------
MULTI-UTILITIES--15.6%
Alliant Energy Corp.                                     10,220          392
CenterPoint Energy, Inc.                                 25,900          415
Dominion Resources, Inc.                                 34,130        2,877
NSTAR                                                    15,510          540
PG&E Corp.                                               30,000        1,434
Public Service Enterprise Group, Inc.                    25,920        2,281
Sempra Energy                                            24,240        1,409
                                                                    --------
                                                                       9,348
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--1.0%
Spectra Energy Corp.                                     24,280          594
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $35,026)                                             37,096
----------------------------------------------------------------------------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
FOREIGN COMMON STOCKS(b)--36.4%

ELECTRIC UTILITIES--13.1%
E.ON AG (Germany)                                        11,690     $  2,161
Electricidade de Portugal SA (Portugal)                 141,570          828
Enel S.p.A. (Italy)                                      84,830          960
Fortum Oyj (Finland)                                     23,965          880
Iberdrola S.A. (Spain)                                   24,520        1,440
Red Electrica de Espana (Spain)                          14,180          735
Scottish and Southern Energy plc (United Kingdom)        27,780          859
                                                                    --------
                                                                       7,863
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--19.2%
BT Group plc Sponsored ADR (United Kingdom)              15,490          973
Chunghwa Telecom Co. Ltd. Sponsored ADR
  (Taiwan)                                               61,708        1,140
Elisa Oyj (Finland)                                      27,340          850
France Telecom SA Sponsored ADR (France)                 38,010        1,271
Koninklijke (Royal) KPN N.V. Sponsored ADR
  (Netherlands)                                          79,360        1,378
Neuf Cegetel (France)                                    22,580          988
Singapore Telecommunications Ltd.
  (Singapore)                                           441,400        1,195
Telecom Corporation of New Zealand Ltd.
  Sponsored ADR (New Zealand)                            33,820          574
Telefonica S.A. Sponsored ADR (Spain)                    23,770        1,992
TeliaSonera AB (Sweden)                                 125,670        1,136
                                                                    --------
                                                                      11,497
                                                                    --------
MULTI-UTILITIES--0.9%
National Grid plc (United Kingdom)                       33,030          530
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
Vodafone Group plc Sponsored  ADR
  (United Kingdom)                                       53,300     $  1,935
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,269)                                             21,825
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.3%
(IDENTIFIED COST $53,295)                                             58,921
----------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                       --------
SHORT-TERM INVESTMENTS--1.1%

FEDERAL AGENCY SECURITIES--1.1%
FHLB 4.050% due 10/2/07(c)                               $  630          630
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $630)                                                   630
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $53,925)                                             59,551(a)

Other assets and liabilities, net--0.6%                                  351
                                                                    --------
NET ASSETS--100.0%                                                  $ 59,902
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,894 and gross depreciation of $316 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $53,973.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(c) The rate shown is the discount rate.



                        See Notes to Financial Statements

                           PHOENIX MARKET NEUTRAL FUND



                             SCHEDULE OF INVESTMENTS
                           AND SECURITIES SOLD SHORT
                               SEPTEMBER 30, 2007

                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
DOMESTIC COMMON STOCKS--91.4%

AEROSPACE & DEFENSE--1.7%
Cubic Corp.                                              11,500     $    485
Teledyne Technologies, Inc.(b)                           11,500          614
                                                                    --------
                                                                       1,099
                                                                    --------
AGRICULTURAL PRODUCTS--0.9%
Corn Products International, Inc.                        12,900          592
                                                                    --------
AIRLINES--0.9%
Continental Airlines, Inc. Class B(b)                    18,500          611
                                                                    --------
ALTERNATIVE CARRIERS--0.1%
Premiere Global Services, Inc.(b)                         6,800           86
                                                                    --------
APPAREL RETAIL--0.7%
Aeropostale, Inc.(b)                                     11,550          220
Ross Stores, Inc.                                         8,800          226
                                                                    --------
                                                                         446
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Warnaco Group, Inc. (The)(b)                              4,000          156
                                                                    --------
APPLICATION SOFTWARE--2.0%
Actuate Corp.(b)                                         70,000          452
Cadence Design Systems, Inc.(b)                          12,500          277
Synopsys, Inc.(b)                                        21,200          574
                                                                    --------
                                                                       1,303
                                                                    --------
AUTOMOTIVE RETAIL--0.4%
AutoZone, Inc.(b)                                         2,100          244
                                                                    --------
BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B                                         3,500          110
Sinclair Broadcast Group, Inc. Class A                   19,500          235
                                                                    --------
                                                                         345
                                                                    --------
BUILDING PRODUCTS--1.4%
Apogee Enterprises, Inc.                                 21,900          568
Lennox International, Inc.                               10,000          338
                                                                    --------
                                                                         906
                                                                    --------
COAL & CONSUMABLE FUELS--0.3%
USEC, Inc.(b)                                            20,800          213
                                                                    --------
COMMERCIAL PRINTING--0.2%
Consolidated Graphics, Inc.(b)                            1,700          107
                                                                    --------
COMMODITY CHEMICALS--0.9%
Koppers Holdings, Inc.                                   15,500          598
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
COMMUNICATIONS EQUIPMENT--0.8%
CommScope, Inc.(b)                                        4,800     $    241
QUALCOMM, Inc.                                            6,500          275
                                                                    --------
                                                                         516
                                                                    --------
COMPUTER & ELECTRONICS RETAIL--0.8%
Rex Stores Corp.(b)                                      25,800          499
                                                                    --------
COMPUTER HARDWARE--1.8%
Hewlett-Packard Co.                                      11,800          587
International Business Machines Corp.                     5,100          601
                                                                    --------
                                                                       1,188
                                                                    --------
COMPUTER STORAGE & PERIPHERALS--0.9%
Western Digital Corp.(b)                                 22,300          565
                                                                    --------
CONSTRUCTION & ENGINEERING--0.6%
Foster Wheeler Ltd.(b)                                    2,800          368
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
Astec Industries, Inc.(b)                                   900           52
Deere & Co.                                               3,900          579
Terex Corp.(b)                                            3,500          311
Wabtec Corp.                                              1,300           49
                                                                    --------
                                                                         991
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Computer Sciences Corp.(b)                                2,600          145
                                                                    --------
DIVERSIFIED BANKS--0.8%
Wells Fargo & Co.                                        15,100          538
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
ICF International, Inc.(b)                               15,200          419
                                                                    --------
DIVERSIFIED METALS & MINING--1.8%
AMCOL International Corp.                                18,600          615
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(c)       5,500          577
                                                                    --------
                                                                       1,192
                                                                    --------
DIVERSIFIED REITS--0.4%
Investors Real Estate Trust                              21,000          227
                                                                    --------
ELECTRIC UTILITIES--2.6%
Central Vermont Public Service Corp.                     15,500          566
Edison International                                      4,700          261
FirstEnergy Corp.                                         4,100          260
Portland General Electric Co.                            21,100          586
                                                                    --------
                                                                       1,673
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Smith (A.O.) Corp.                                        8,200          360
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Checkpoint Systems, Inc.(b)                              17,400     $    459
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Republic Services, Inc.                                  18,300          599
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
CF Industries Holdings, Inc.                              7,800          592
                                                                    --------
FOOTWEAR--0.9%
NIKE, Inc. Class B                                        9,500          557
                                                                    --------
GAS UTILITIES--0.7%
Energen Corp.                                             7,400          423
                                                                    --------
GENERAL MERCHANDISE STORES--0.7%
Dollar Tree Stores, Inc.(b)                              10,400          422
                                                                    --------
HEALTH CARE EQUIPMENT--3.1%
CONMED Corp.(b)                                          13,600          381
Greatbatch, Inc.(b)                                      18,500          492
Kinetic Concepts, Inc.(b)                                 9,400          529
Medtronic, Inc.                                          10,800          609
                                                                    --------
                                                                       2,011
                                                                    --------
HEALTH CARE FACILITIES--0.1%
Hanger Orthopedic Group, Inc.(b)                          3,200           36
                                                                    --------
HEALTH CARE SERVICES--1.1%
Amedisys, Inc.(b)                                         3,000          115
Apria Healthcare Group, Inc.(b)                           5,700          148
RehabCare Group, Inc.(b)                                 11,800          208
Res-Care, Inc.(b)                                         9,200          210
                                                                    --------
                                                                         681
                                                                    --------
HEALTH CARE TECHNOLOGY--1.7%
Eclipsys Corp.(b)                                        23,700          553
HLTH Corp.(b)                                            39,400          558
                                                                    --------
                                                                       1,111
                                                                    --------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.(b)                                1,500          122
                                                                    --------
HOME IMPROVEMENT RETAIL--0.6%
Sherwin-Williams Co. (The)                                5,400          355
                                                                    --------
HOMEBUILDING--0.1%
Avatar Holdings, Inc.(b)                                  1,300           65
                                                                    --------
HOMEFURNISHING RETAIL--0.9%
Williams-Sonoma, Inc.                                    18,000          587
                                                                    --------

                        See Notes to Financial Statements

                           PHOENIX MARKET NEUTRAL FUND



                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
HOUSEHOLD APPLIANCES--0.8%
Snap-On, Inc.                                             4,700     $    233
Stanley Works (The)                                       4,500          252
                                                                    --------
                                                                         485
                                                                    --------
HOUSEWARES & SPECIALTIES--2.2%
CSS Industries, Inc.                                      1,800           65
Fortune Brands, Inc.                                      6,800          554
Jarden Corp.(b)                                           7,400          229
Tupperware Brands Corp.                                  18,300          576
                                                                    --------
                                                                       1,424
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
NRG Energy, Inc.(b)                                       6,200          262
                                                                    --------
INDUSTRIAL MACHINERY--4.4%
Actuant Corp. Class A                                     7,500          487
EnPro Industries, Inc.(b)                                13,500          548
Harsco Corp.                                              9,800          581
Illinois Tool Works, Inc.                                10,300          614
Parker Hannifin Corp.                                     5,300          593
                                                                    --------
                                                                       2,823
                                                                    --------
INSURANCE BROKERS--0.9%
AON Corp.                                                13,100          587
                                                                    --------
INTEGRATED OIL & GAS--0.9%
Hess Corp.                                                9,000          599
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Atlantic Tele-Network, Inc.                              17,100          622
                                                                    --------
INTERNET RETAIL--0.5%
priceline.com, Inc.(b)                                    3,800          337
                                                                    --------
INTERNET SOFTWARE & SERVICES--2.1%
eBay, Inc.(b)                                            15,600          609
United Online, Inc.                                      10,000          150
Vignette Corp.(b)                                        29,500          592
                                                                    --------
                                                                       1,351
                                                                    --------
INVESTMENT BANKING & BROKERAGE--0.5%
Goldman Sachs Group, Inc. (The)                           1,400          303
                                                                    --------
IT CONSULTING & OTHER SERVICES--0.4%
CIBER, Inc.(b)                                           12,800          100
SRA International, Inc. Class A(b)                        4,600          129
                                                                    --------
                                                                         229
                                                                    --------
LEISURE PRODUCTS--1.7%
JAKKS Pacific, Inc.(b)                                   20,700          553
Sturm, Ruger & Co. Inc.(b)                               31,600          566
                                                                    --------
                                                                       1,119
                                                                    --------
LIFE & HEALTH INSURANCE--0.1%
Nationwide Financial Services, Inc. Class A               1,500           81
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
MANAGED HEALTH CARE--0.9%
WellCare Health Plans, Inc.(b)                            5,300     $    559
                                                                    --------
MORTGAGE REITS--1.8%
Annaly Mortgage Management, Inc.                         38,300          610
Arbor Realty Trust, Inc.                                 14,300          270
iStar Financial, Inc.                                     8,300          282
                                                                    --------
                                                                       1,162
                                                                    --------
MULTI-LINE INSURANCE--0.2%
Hartford Financial Services Group, Inc. (The)             1,400          130
                                                                    --------
MULTI-UTILITIES--3.3%
Black Hills Corp.                                        14,200          583
CenterPoint Energy, Inc.                                 25,100          402
PG&E Corp.                                               11,900          569
Public Service Enterprise Group, Inc.                     6,500          572
                                                                    --------
                                                                       2,126
                                                                    --------
OFFICE ELECTRONICS--0.6%
Xerox Corp.(b)                                           23,900          414
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Dawson Geophysical Co.(b)                                 6,200          481
Superior Energy Services, Inc.(b)                         6,700          237
                                                                    --------
                                                                         718
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Bois d'Arc Energy, Inc.(b)                               30,400          583
                                                                    --------
OIL & GAS REFINING & MARKETING--0.8%
Alon USA Energy, Inc.                                     7,200          243
Holly Corp.                                               4,300          257
                                                                    --------
                                                                         500
                                                                    --------
PACKAGED FOODS & MEATS--0.9%
Flowers Foods, Inc.                                      19,400          423
Ralcorp Holdings, Inc.(b)                                 2,700          151
                                                                    --------
                                                                         574
                                                                    --------
PAPER PACKAGING--1.5%
Packaging Corporation of America                         22,400          651
Rock-Tenn Co. Class A                                    11,600          335
                                                                    --------
                                                                         986
                                                                    --------
PAPER PRODUCTS--0.8%
Buckeye Technologies, Inc.(b)                            36,000          545
                                                                    --------
PERSONAL PRODUCTS--0.7%
Elizabeth Arden, Inc.(b)                                 17,500          472
                                                                    --------
PHARMACEUTICALS--1.4%
Schering-Plough Corp.                                     9,100          288
Sciele Pharma, Inc.(b)                                   22,700          591
                                                                    --------
                                                                         879
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
PROPERTY & CASUALTY INSURANCE--1.6%
CNA Financial Corp.                                       6,200     $    244
Darwin Professional Underwriters, Inc.(b)                 5,300          114
Navigators Group, Inc. (The)(b)                           2,500          136
RLI Corp.                                                 9,700          550
                                                                    --------
                                                                       1,044
                                                                    --------
PUBLISHING--0.1%
Meredith Corp.                                            1,600           92
                                                                    --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
CB Richard Ellis Group, Inc. Class A(b)                  12,500          348
Jones Lang LaSalle, Inc.                                  3,900          401
                                                                    --------
                                                                         749
                                                                    --------
REGIONAL BANKS--4.2%
Bank of Hawaii Corp.                                     10,900          576
Bank of The Ozarks, Inc.                                 10,700          327
Boston Private Financial Holdings, Inc.                   9,900          275
S&T Bancorp, Inc.                                        12,300          395
SVB Financial Group(b)                                    5,800          275
Texas Capital Banshares, Inc.(b)                         24,800          539
Vineyard National Bancorp                                 2,200           37
Wilshire Bancorp, Inc.                                   23,700          260
                                                                    --------
                                                                       2,684
                                                                    --------
RESTAURANTS--0.6%
Darden Restaurants, Inc.                                  6,100          255
Morton's Restaurant Group, Inc.(b)                        6,900          110
                                                                    --------
                                                                         365
                                                                    --------
RETAIL REITS--0.4%
Ramco-Gershenson Properties Trust                         8,400          262
                                                                    --------
SEMICONDUCTOR EQUIPMENT--2.7%
Applied Materials, Inc.                                  27,200          563
KLA-Tencor Corp.                                          9,500          530
Mattson Technology, Inc.(b)                              33,000          286
Varian Semiconductor Equipment Associates, Inc.(b)        6,900          369
                                                                    --------
                                                                       1,748
                                                                    --------
SEMICONDUCTORS--3.8%
Amkor Technology, Inc.(b)                                49,700          573
Integrated Silicon Solution, Inc.(b)                     15,100           95
IXYS Corp.(b)                                            13,300          139
ON Semiconductor Corp.(b)                                45,100          566
Pericom Semiconductor Corp.(b)                           44,500          521
Skyworks Solutions, Inc.(b)                              61,600          557
                                                                    --------
                                                                       2,451
                                                                    --------
SOFT DRINKS--0.9%
PepsiAmericas, Inc.                                      18,800          610
                                                                    --------

                        See Notes to Financial Statements

                           PHOENIX MARKET NEUTRAL FUND



                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SPECIALIZED FINANCE--0.4%
Encore Capital Group, Inc.(b)                            12,100     $    143
Nasdaq Stock Market, Inc. (The)(b)                        3,800          143
                                                                    --------
                                                                         286
                                                                    --------
SPECIALIZED REITS--0.9%
Potlatch Corp.                                           12,300          554
                                                                    --------
SPECIALTY CHEMICALS--0.7%
Fuller (H.B.) Co.                                        15,600          463
                                                                    --------
SPECIALTY STORES--0.9%
PetSmart, Inc.                                           17,200          549
                                                                    --------
STEEL--2.3%
AK Steel Holding Corp.(b)                                13,100          576
Schnitzer Steel Industries, Inc. Class A                  7,400          542
Steel Dynamics, Inc.                                      7,800          364
                                                                    --------
                                                                       1,482
                                                                    --------
SYSTEMS SOFTWARE--0.9%
McAfee, Inc.(b)                                          15,900          554
                                                                    --------
THRIFTS & MORTGAGE FINANCE--0.6%
FirstFed Financial Corp.(b)                               6,000          297
Ocwen Financial Corp.(b)                                 12,600          119
                                                                    --------
                                                                         416
                                                                    --------
TRADING COMPANIES & DISTRIBUTORS--1.6%
Applied Industrial Technologies, Inc.                     9,400          290
Kaman Corp.                                              12,200          422
MSC Industrial Direct Co., Inc. Class A                   6,900          349
                                                                    --------
                                                                       1,061
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Syniverse Holdings, Inc.(b)                              18,500          294
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $56,557)                                             58,941
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.1%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(e)          1,400            0
Telefonica Moviles S.A. (Argentina)(b)(e)                 1,400            0
                                                                    --------
                                                                           0
                                                                    --------
PROPERTY & CASUALTY INSURANCE--0.1%
ACE Ltd. (United States)                                    400           24
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $23)                                                     24
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $56,580)                                             58,965
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                       -------
SHORT-TERM INVESTMENTS--4.6%

COMMERCIAL PAPER(d)--4.6%
Praxair, Inc. 4.850% due 10/1/07                       $  2,975     $  2,975
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,975)                                               2,975
----------------------------------------------------------------------------
TOTAL INVESTMENTS--96.1%
(IDENTIFIED COST $59,555)                                             61,940(a)

SECURITIES SOLD SHORT--(91.9)%
(PROCEEDS $62,204)                                                   (59,214)

Other assets and liabilities, net--95.8%                              61,742
                                                                    --------
NET ASSETS--100.0%                                                  $ 64,468
                                                                    ========
SECURITIES SOLD SHORT--91.9%

DOMESTIC COMMON STOCKS SOLD SHORT--91.9%

                                                        SHARES
                                                       --------
ADVERTISING--0.2%
Harris Interactive, Inc.                                 23,200          100
                                                                    --------
AEROSPACE & DEFENSE--1.5%
Argon ST, Inc.                                           28,600          566
Hexcel Corp.                                             18,200          414
                                                                    --------
                                                                         980
                                                                    --------
AIRLINES--0.9%
Northwest Airlines Corp.                                 32,500          578
                                                                    --------
ALUMINUM--0.7%
Kaiser Aluminum Corp.                                     6,400          452
                                                                    --------
APPAREL RETAIL--2.3%
Casual Male Retail Group, Inc.                           36,400          326
Christopher & Banks Corp.                                47,700          578
Limited Brands, Inc.                                     26,400          605
                                                                    --------
                                                                       1,509
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Cherokee, Inc.                                            3,300          126
Liz Claiborne, Inc.                                      15,200          522
                                                                    --------
                                                                         648
                                                                    --------
APPLICATION SOFTWARE--2.0%
ACI Worldwide, Inc.                                      19,400          434
MSC.Software Corp.                                       19,900          271
Net 1 UEPS Technologies, Inc.                            21,100          573
                                                                    --------
                                                                       1,278
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Ares Capital Corp.                                       16,000          260
                                                                    --------
AUTOMOTIVE RETAIL--0.3%
Lithia Motors, Inc. Class A                              12,000          205
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
BUILDING PRODUCTS--2.2%
American Woodmark Corp.                                  12,300     $    305
Gibraltar Industries, Inc.                               29,700          550
Griffon Corp.                                            37,100          560
                                                                    --------
                                                                       1,415
                                                                    --------
COMMUNICATIONS EQUIPMENT--0.9%
Motorola, Inc.                                           14,900          276
Sonus Networks, Inc.                                     44,900          274
                                                                    --------
                                                                         550
                                                                    --------
COMPUTER HARDWARE--0.9%
Diebold, Inc.                                            13,300          604
                                                                    --------
COMPUTER STORAGE & PERIPHERALS--1.9%
Imation Corp.                                            24,000          588
Intermec, Inc.                                           23,500          614
                                                                    --------
                                                                       1,202
                                                                    --------
CONSTRUCTION & ENGINEERING--0.5%
Insituform Technologies, Inc. Class A                    23,200          353
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.0%
Bucyrus International, Inc. Class A                       6,200          452
Gehl Co.                                                 24,500          547
Twin Disc, Inc.                                           7,500          437
Wabash National Corp.                                    44,300          500
                                                                    --------
                                                                       1,936
                                                                    --------
DISTILLERS & VINTNERS--1.0%
Brown-Forman Corp. Class B                                8,300          622
                                                                    --------
DIVERSIFIED CHEMICALS--0.8%
Cabot Corp.                                              14,800          526
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
LECG Corp.                                                5,800           86
Mobile Mini, Inc.                                        16,500          399
                                                                    --------
                                                                         485
                                                                    --------
DIVERSIFIED METALS & MINING--1.5%
Compass Minerals International, Inc.                     12,000          409
Titanium Metals Corp.                                    16,900          567
                                                                    --------
                                                                         976
                                                                    --------
ELECTRIC UTILITIES--2.6%
Cleco Corp.                                              24,400          616
Great Plains Energy, Inc.                                19,300          556
Hawaiian Electric Industries, Inc.                       10,300          224
Pinnacle West Capital Corp.                               6,800          269
                                                                    --------
                                                                       1,665
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
First Solar, Inc.                                         3,100          365
                                                                    --------

                        See Notes to Financial Statements

                           PHOENIX MARKET NEUTRAL FUND



                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Cognex Corp.                                             26,400     $    469
                                                                    --------
GAS UTILITIES--0.6%
Chesapeake Utilities Corp.                               11,200          381
                                                                    --------
GENERAL MERCHANDISE STORES--0.6%
99 Cents Only Stores                                     38,400          394
                                                                    --------
HEALTH CARE DISTRIBUTORS--0.4%
CryoLife, Inc.                                           24,200          229
                                                                    --------
HEALTH CARE EQUIPMENT--3.4%
Advanced Medical Optics, Inc.                            20,300          621
Boston Scientific Corp.                                  30,700          429
Hillenbrand Industries, Inc.                             10,200          561
ResMed, Inc.                                             14,000          600
                                                                    --------
                                                                       2,211
                                                                    --------
HEALTH CARE FACILITIES--0.5%
Five Star Quality Care, Inc.                             20,200          166
Kindred Healthcare, Inc.                                  1,600           29
Odyssey HealthCare, Inc.                                 12,100          116
                                                                    --------
                                                                         311
                                                                    --------
HEALTH CARE SERVICES--1.3%
Omnicare, Inc.                                           19,300          640
Visicu, Inc.                                             27,200          206
                                                                    --------
                                                                         846
                                                                    --------
HEALTH CARE TECHNOLOGY--1.9%
Allscripts Healthcare Solutions, Inc.                    23,300          630
Vital Images, Inc.                                       29,900          583
                                                                    --------
                                                                       1,213
                                                                    --------
HOME FURNISHINGS--0.1%
Furniture Brands International, Inc.                      6,000           61
                                                                    --------
HOMEBUILDING--2.8%
Horton (D.R.), Inc.                                      13,900          178
KB Home                                                   6,900          173
M/I Homes, Inc.                                          38,900          540
Meritage Homes Corp.                                      6,700           95
Pulte Homes, Inc.                                        42,700          581
Standard-Pacific Corp.                                   11,100           61
Toll Brothers, Inc.                                       9,900          198
                                                                    --------
                                                                       1,826
                                                                    --------
HOMEFURNISHING RETAIL--0.3%
Haverty Furniture Cos., Inc.                             18,500          162
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Dynegy, Inc.                                             46,100          426
                                                                    --------
INDUSTRIAL MACHINERY--2.7%
Altra Holdings, Inc.                                      4,200           70
ESCO Technologies, Inc.                                  17,300          575
Flow International Corp.                                 63,700          562
Met-Pro Corp.                                             3,200           52


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
INDUSTRIAL MACHINERY--CONTINUED
Watts Water Technologies, Inc. Class A                   16,600     $    509
                                                                    --------
                                                                       1,768
                                                                    --------
INDUSTRIAL REITS--0.4%
First Potomac Realty Trust                               12,400          270
                                                                    --------
INSURANCE BROKERS--0.8%
Marsh & McLennan Cos., Inc.                              21,400          546
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Fairpoint Communications, Inc.                           32,300          609
Iowa Telecommunications Services, Inc.                    4,500           89
                                                                    --------
                                                                         698
                                                                    --------
INTERNET RETAIL--0.5%
US Auto Parts Network, Inc.                              36,000          314
                                                                    --------
INTERNET SOFTWARE & SERVICES--2.1%
Internet Capital Group, Inc.                             13,000          156
Knot, Inc. (The)                                         28,500          606
Liquidity Services, Inc.                                 51,300          564
                                                                    --------
                                                                       1,326
                                                                    --------
IT CONSULTING & OTHER SERVICES--0.6%
Lionbridge Technologies, Inc.                            28,200          112
Ness Technologies, Inc.                                  13,700          150
Sapient Corp.                                            16,800          113
                                                                    --------
                                                                         375
                                                                    --------
LEISURE PRODUCTS--1.7%
MarineMax, Inc.                                          35,200          512
Nautilus Group, Inc. (The)                               74,600          595
                                                                    --------
                                                                       1,107
                                                                    --------
LIFE & HEALTH INSURANCE--0.4%
Conseco, Inc.                                            16,700          267
                                                                    --------
MORTGAGE REITS--0.3%
Redwood Trust, Inc.                                       6,500          216
                                                                    --------
MOVIES & ENTERTAINMENT--0.3%
Lakes Entertainment, Inc.                                21,100          201
                                                                    --------
MULTI-SECTOR HOLDINGS--0.2%
Resource America, Inc.                                    9,400          148
                                                                    --------
MULTI-UTILITIES--3.4%
Alliant Energy Corp.                                     10,700          410
Avista Corp.                                             28,300          576
Integrys Energy Group, Inc.                              11,200          574
TECO Energy, Inc.                                        37,000          608
                                                                    --------
                                                                       2,168
                                                                    --------
OFFICE ELECTRONICS--0.6%
Zebra Technologies Corp. Class A                         11,500          420
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
OFFICE REITS--1.0%
Maguire Properties, Inc.                                 24,800     $    641
                                                                    --------
OFFICE SERVICES & SUPPLIES--0.9%
Pitney Bowes, Inc.                                       12,800          581
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.0%
Cal Dive International, Inc.                             17,000          255
Horizon Offshore, Inc.                                   25,400          419
                                                                    --------
                                                                         674
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
CNX Gas Corp.                                             9,600          276
EXCO Resources, Inc.                                     35,600          589
Parallel Petroleum Corp.                                 14,600          248
Tyco Resources, Inc.                                     29,100          261
Whiting Petroleum Corp.                                  14,000          622
                                                                    --------
                                                                       1,996
                                                                    --------
PACKAGED FOODS & MEATS--1.8%
Lancaster Colony Corp.                                   11,100          424
Maui Land & Pineapple Co.,Inc.                            5,600          170
Tootsie Roll Industries, Inc.                            21,500          570
                                                                    --------
                                                                       1,164
                                                                    --------
PAPER PACKAGING--1.4%
Bemis Co., Inc.                                          19,900          579
Chesapeake Corp.                                         35,200          298
                                                                    --------
                                                                         877
                                                                    --------
PAPER PRODUCTS--0.9%
Bowater, Inc.                                            40,800          609
                                                                    --------
PERSONAL PRODUCTS--0.7%
Bare Escentuals, Inc.                                    17,700          440
                                                                    --------
PHARMACEUTICALS--1.4%
Medicines Co. (The)                                      36,700          653
Medicis Pharmaceutical Corp. Class A                      9,100          278
                                                                    --------
                                                                         931
                                                                    --------
PROPERTY & CASUALTY INSURANCE--2.1%
Fidelity National Financial, Inc. Class A                11,500          201
Infinity Property & Casualty Corp.                        7,100          286
PMA Capital Corp. Class A                                 2,300           22
SCPIE Holdings, Inc.                                      6,300          140
Stewart Information Services Corp.                       16,600          569
Wesco Financial Corp.                                       300          119
                                                                    --------
                                                                       1,337
                                                                    --------
PUBLISHING--0.1%
McClatchy Co. (The) Class A                               3,300           66
                                                                    --------

                        See Notes to Financial Statements

                           PHOENIX MARKET NEUTRAL FUND



                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Forest City Enterprises, Inc. Class A                     7,100     $    392
Move, Inc.                                              142,900          394
                                                                    --------
                                                                         786
                                                                    --------
REGIONAL BANKS--5.1%
BankFinancial Corp.                                      17,000          269
Capital Corporation of the West                          20,700          381
Citizens Banking Corp.                                   30,300          488
Fifth Third Bancorp                                       6,700          227
FNB Corp.                                                20,000          331
Investors Bancorp, Inc.                                  40,300          571
Irwin Financial Corp.                                    51,300          565
National City Corp.                                      16,200          406
Prosperity Bancshares, Inc.                               1,100           37
                                                                    --------
                                                                       3,275
                                                                    --------
RESIDENTIAL REITS--0.4%
Equity Residential                                        6,000          254
                                                                    --------
RESTAURANTS--0.5%
Panera Bread Co. Class A                                  5,400          220
Peet's Coffee & Tea, Inc.                                 4,100          115
                                                                    --------
                                                                         335
                                                                    --------
SEMICONDUCTOR EQUIPMENT--2.2%
Axcelis Technologies, Inc.                               67,800          346
Semitool, Inc.                                           46,000          446
Veeco Instruments, Inc.                                  32,900          638
                                                                    --------
                                                                       1,430
                                                                    --------
SEMICONDUCTORS--4.9%
Cirrus Logic, Inc.                                       85,300          546
Integrated Device Technology, Inc.                        6,200           96
LSI Corp.                                                78,200          580
PLX Technology, Inc.                                     15,100          163
Rambus, Inc.                                             30,100          575
SiRF Technology Holdings, Inc.                           29,100          622
Volterra Semiconductor Corp.                             45,300          556
                                                                    --------
                                                                       3,138
                                                                    --------
SPECIALIZED FINANCE--0.2%
Nymex Holdings, Inc.                                      1,000          130
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SPECIALIZED REITS--1.4%
Healthcare Realty Trust, Inc.                            22,800     $    608
Public Storage, Inc.                                      3,600          283
                                                                    --------
                                                                         891
                                                                    --------
SPECIALTY CHEMICALS--1.6%
Ferro Corp.                                              30,500          610
Symyx Technologies, Inc.                                 49,400          429
                                                                    --------
                                                                       1,039
                                                                    --------
SPECIALTY STORES--1.3%
Sally Beauty Holdings, Inc.                              69,700          589
Zale Corp.                                               10,600          245
                                                                    --------
                                                                         834
                                                                    --------
STEEL--0.6%
Olympic Steel, Inc.                                      14,000          380
                                                                    --------
SYSTEMS SOFTWARE--1.0%
Quality Systems, Inc.                                    17,200          630
                                                                    --------
THRIFTS & MORTGAGE FINANCE--0.6%
Berkshire Hills Bancorp, Inc.                             3,400          103
NewAlliance Bancshares, Inc.                             18,200          267
                                                                    --------
                                                                         370
                                                                    --------
TRADING COMPANIES & DISTRIBUTORS--1.7%
BlueLinx Holdings, Inc.                                  58,300          410
Electro Rent Corp.                                       23,600          331
NuCo2, Inc.                                              13,100          337
                                                                    --------
                                                                       1,078
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
American Tower Corp. Class A                              6,100          266
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $62,204)                                                    59,214
----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $62,204)                                                    59,214(f)
----------------------------------------------------------------------------



(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,370 and gross depreciation of $1,721 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $60,291.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Federal Tax Information (reported in 000's): Net unrealized appreciation of securities sold short is comprised of gross appreciation of $3,879, and gross depreciation of $1,574 for federal income tax purposes. At September 30, 2007, the aggregate proceeds of securities sold short for federal income tax purposes was $(61,519).



                        See Notes to Financial Statements

                          PHOENIX DIVERSIFIER PHOLIO(SM)



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
MUTUAL FUNDS--54.0%

DOMESTIC EQUITY FUNDS(c)--34.3%
Phoenix Market Neutral Fund Class A                   2,436,578     $ 25,657
Phoenix Real Estate Securities Fund Class A           1,036,919       35,360
                                                                    --------
                                                                      61,017
                                                                    --------
FOREIGN EQUITY FUND(c)--19.7%
Phoenix Global Utilities Fund Class A                 2,554,379       34,995
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $94,612)                                             96,012
----------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS--45.6%

iShares S&P GSSI Natural Resources
  Index Fund                                            140,770       18,121
PowerShares DB Commodity Index
  Tracking Fund(b)                                      993,490       27,927
PowerShares DB G10 Currency Harvest
  Fund(b)                                               454,508       12,926
SPDR DJ Wilshire International
  Real Estate Exchange
  Tracking Fund                                         344,410       22,128
----------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $72,994)                                             81,102
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $167,606)                                           177,114
----------------------------------------------------------------------------


                                                          PAR
                                                         VALUE
                                                         (000)
                                                       --------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
Sysco Corp. 4.950% due 10/1/07                           $1,125        1,125
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,125)                                               1,125
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $168,731)                                           178,239(a)

Other assets and liabilities, net--(0.2)%                               (276)
                                                                    --------
NET ASSETS--100.0%                                                  $177,963
                                                                    ========



(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,660 and gross depreciation of $1,826 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $170,405.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.



                        See Notes to Financial Statements

                       PHOENIX WEALTH ACCUMULATOR PHOLIO(SM)



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
MUTUAL FUNDS--100.0%

DOMESTIC EQUITY FUNDS(c)--74.7%
Phoenix Capital Growth Fund Class A(b)                   64,217     $  1,125
Phoenix Dynamic Growth Fund Class A(b)                   54,579          694
Phoenix Growth & Income Fund Class A                    111,196        2,079
Phoenix Growth Opportunities Fund Class A(b)             70,799        1,131
Phoenix Market Neutral Fund Class A                      86,088          907
Phoenix Mid-Cap Value Fund Class A                       26,326          697
Phoenix Quality Small-Cap Fund Class A                   27,276          332
Phoenix Real Estate Securities Fund Class A              16,558          565
Phoenix Small-Cap Growth Fund Class A(b)                  9,376          369
Phoenix Small-Cap Sustainable Growth Fund Class A(b)     31,061          329
Phoenix Small-Cap Value Fund Class A                     19,742          317
Phoenix Value Opportunities Fund Class A                150,165        2,006
                                                                    --------
                                                                      10,551
                                                                    --------
FOREIGN EQUITY FUNDS(c)--25.3%
Phoenix Foreign Opportunities Fund Class A               42,979        1,228
Phoenix Global Utilities Fund Class A                    41,163          563
Phoenix International Strategies Fund Class A           111,875        1,776
                                                                    --------
                                                                       3,567
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $12,583)                                             14,118
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--100.0%
(IDENTIFIED COST $12,583)                                             14,118
----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(d)--1.3%
UBS Finance Delaware LLC 4.750% due 10/1/07            $    185     $    185
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $185)                                                   185
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $12,768)                                             14,303(a)

Other assets and liabilities, net--(1.3)%                               (178)
                                                                    --------
NET ASSETS--100.0%                                                  $ 14,125
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,568 and gross depreciation of $76 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $12,811.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.



                        See Notes to Financial Statements

                         PHOENIX WEALTH BUILDER PHOLIO(SM)



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--59.6%
Phoenix Capital Growth Fund Class A(b)                  436,845     $  7,654
Phoenix Dynamic Growth Fund Class A(b)                  437,373        5,559
Phoenix Growth & Income Fund Class A                    795,108       14,869
Phoenix Growth Opportunities Fund Class A(b)            493,328        7,883
Phoenix Market Neutral Fund Class A                     852,664        8,979
Phoenix Mid-Cap Value Fund Class A                      196,633        5,206
Phoenix Quality Small-Cap Fund Class A                  214,162        2,604
Phoenix Real Estate Securities Fund Class A             168,314        5,739
Phoenix Small-Cap Growth Fund Class A(b)                 72,405        2,848
Phoenix Small-Cap Sustainable Growth Fund Class A(b)    243,203        2,576
Phoenix Small-Cap Value Fund Class A                    150,492        2,417
Phoenix Value Opportunities Fund Class A              1,091,461       14,582
                                                                    --------
                                                                      80,916
                                                                    --------
FOREIGN EQUITY FUNDS(c)--20.7%
Phoenix Foreign Opportunities Fund Class A              310,689        8,879
Phoenix Global Utilities Fund Class A                   421,329        5,772
Phoenix International Strategies Fund Class A           847,123       13,444
                                                                    --------
                                                                      28,095
                                                                    --------
DOMESTIC FIXED INCOME FUNDS(c)--19.3%
Phoenix Bond Fund Class A                             1,019,878       10,423
Phoenix Insight High Yield Bond Fund Class A            207,412        2,545
Phoenix Institutional Bond Fund Class Y                 339,865       10,580
Phoenix Multi-Sector Short TermBond Fund Class A        582,805        2,739
                                                                    --------
                                                                      26,287
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $114,971)                                           135,298
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $114,971)                                           135,298
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER(d)--2.3%
Northern Illinois Gas Co. 4.900% due 10/1/07            $ 3,075     $  3,075
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,075)                                               3,075
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.9%
(IDENTIFIED COST $118,046)                                           138,373(a)

Other assets and liabilities, net--(1.9)%                             (2,529)
                                                                    --------
NET ASSETS--100.0%                                                  $135,844
                                                                    ========




(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,223 and gross depreciation of $1,296 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $118,446.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

                        PHOENIX WEALTH GUARDIAN PHOLIO(SM)




                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--46.8%
Phoenix Capital Growth Fund Class A(b)                  163,528     $  2,864
Phoenix Dynamic Growth Fund Class A(b)                  140,549        1,787
Phoenix Growth & Income Fund Class A                    286,738        5,362
Phoenix Growth Opportunities Fund Class A(b)            189,366        3,026
Phoenix Market Neutral Fund Class A                     349,510        3,680
Phoenix Mid-Cap Value Fund Class A                       69,963        1,853
Phoenix Quality Small-Cap Fund Class A                   77,106          938
Phoenix Real Estate Securities Fund Class A              38,163        1,301
Phoenix Small-Cap Growth Fund Class A(b)                 25,017          984
Phoenix Small-Cap Sustainable Growth Fund
  Class A(b)                                             87,527          927
Phoenix Small-Cap Value Fund Class A                     56,595          909
Phoenix Value Opportunities Fund Class A                403,820        5,395
                                                                    --------
                                                                      29,026
                                                                    --------
FOREIGN EQUITY FUNDS(c)--14.3%
Phoenix Foreign Opportunities Fund Class A               95,909        2,741
Phoenix Global Utilities Fund Class A                    98,337        1,347
Phoenix International Strategies Fund Class A           303,510        4,817
                                                                    --------
                                                                       8,905
                                                                    --------
DOMESTIC FIXED INCOME FUNDS(c)--38.5%
Phoenix Bond Fund Class A                               969,088        9,904
Phoenix Insight High Yield Bond Fund Class A            194,128        2,382
Phoenix Institutional Bond Fund Class Y                 297,417        9,259
Phoenix Multi-Sector Short Term Bond Fund Class A       494,775        2,325
                                                                    --------
                                                                      23,870
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $55,191)                                             61,801
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $55,191)                                             61,801
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(d)--1.6%
Northern Illinois Gas Co. 4.900% due 10/1/07             $  990     $    990
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $990)                                                   990
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $56,181)                                             62,791(a)

Other assets and liabilities, net--(1.2)%                               (729)
                                                                    --------
NET ASSETS--100.0%                                                  $ 62,062
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,973 and gross depreciation of $690 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $56,508.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

                                PHOENIX BOND FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
U.S. GOVERNMENT SECURITIES--25.3%

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond 6.250% due 8/15/23                   $   660     $    758
                                                                    --------
U.S. TREASURY NOTES--24.4%
U.S. Treasury Note
  4.875% due 5/15/09                                     10,095       10,239
  4.875% due 6/30/12                                      8,355        8,589
  4.750% due 8/15/17                                      2,410        2,443
                                                                    --------
                                                                      21,271
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,603)                                             22,029
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--28.5%
FHLMC
  7.500% due 7/1/09                                           8            9
  7.500% due 4/1/14                                          50           52
  7.000% due 4/1/16                                          36           37
  7.000% due 1/1/33                                         290          301
  5.524% due 2/1/34(c)                                      196          199
FHLMC 2503 B 5.500% due 9/15/17                             309          313
FHLMC 2764 HW 5.000% due 3/15/19                            455          443
FNMA
  7.000% due 5/1/14                                          36           37
  8.000% due 1/1/15                                           6            6
  7.121% due 7/1/33(c)                                      114          115
  5.965% due 9/1/33(c)                                       87           88
  5.509% due 11/1/33(c)                                     183          185
  5.489% due 12/1/33(c)                                      99          100
  5.594% due 3/1/34(c)                                      154          158
  5.513% due 4/1/34(c)                                      141          144
  4.500% due 1/1/35                                         470          437
  5.278% due 5/1/35(c)                                    3,565        3,559
  5.000% due 2/1/37                                       6,089        5,810
  5.500% due 2/1/37                                       7,601        7,445
  5.000% due 3/1/37                                       5,628        5,369
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,159)                                             24,807
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--26.0%

AEROSPACE & DEFENSE--0.6%
Honeywell International, Inc. 5.625% due 8/1/12             225          229
L-3 Communications Corp. 5.875% due 1/15/15                  60           58
United Technologies Corp. 4.875% due 5/1/15                 215          207
                                                                    --------
                                                                         494
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Levi Strauss & Co. 9.750% due 1/15/15                        60           63
                                                                    --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.750% due 3/15/17                             155          148
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc. 6.250% due 6/15/12            $   120     $    122
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.3%
Daimler Finance NA LLC 5.750% due 9/8/11                    225          227
                                                                    --------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp. 8.875% due 1/1/14                                85           88
                                                                    --------
BROADCASTING & CABLE TV--0.6%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(c)                                     55           51
EchoStar DBS Corp. 7.125% due 2/1/16                        105          109
Time Warner Cable, Inc. 144A
  5.850% due 5/1/17(b)                                      350          340
United Artists Theatre Circuit, Inc.
  Series BD-1 9.300% due 7/1/15                              10           10
                                                                    --------
                                                                         510
                                                                    --------
BUILDING PRODUCTS--0.1%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                         10            9
Goodman Global Holdings, Inc.
  7.875% due 12/15/12                                        85           84
                                                                    --------
                                                                          93
                                                                    --------
CASINOS & GAMING--0.2%
American Real Estate Partners
  LP/American Real Estate Finance Corp.
  7.125% due 2/15/13                                         85           81
MGM MIRAGE
  6.750% due 9/1/12                                          50           50
  6.625% due 7/15/15                                         20           19
  7.625% due 1/15/17                                         15           15
OED Corp./Diamond Jo LLC 8.750% due 4/15/12                  30           30
                                                                    --------
                                                                         195
                                                                    --------
COAL & CONSUMABLE FUELS--0.1%
Arch Western Finance LLC 6.750% due 7/1/13                   65           64
                                                                    --------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.
  5.625% due 1/15/12                                        105          106
  6.125% due 1/15/17                                        105          104
                                                                    --------
                                                                         210
                                                                    --------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. 6.875% due 6/15/17                     40           44
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 5.500% due 2/22/16                  $   640     $    636
Dycom Industries, Inc. 8.125% due 10/15/15                   40           41
                                                                    --------
                                                                         677
                                                                    --------
CONSTRUCTION MATERIALS--0.1%
Momentive Performance Materials, Inc. 144A
  9.750% due 12/1/14(b)                                      60           60
                                                                    --------
CONSUMER FINANCE--2.1%
American Express Co.
  6.150% due 8/28/17                                        145          146
American General Finance Corp.
  4.000% due 3/15/11                                        450          429
  6.500% due 9/15/17                                        180          182
Capital One Financial Corp.
  5.700% due 9/15/11                                        215          215
  6.150% due 9/1/16                                         260          254
Ford Motor Credit Co. LLC
  7.000% due 10/1/13                                         40           36
GMAC LLC 6.750% due 12/1/14                                 205          186
Residential Capital LLC
  7.375% due 6/30/10                                        235          195
  7.500% due 4/17/13                                        235          190
                                                                    --------
                                                                       1,833
                                                                    --------
DEPARTMENT STORES--0.0%
Bon-Ton Stores, Inc. (The)
  10.250% due 3/15/14                                        40           38
                                                                    --------
DIVERSIFIED BANKS--0.3%
Wells Fargo & Co. 5.125% due 9/15/16                        275          264
                                                                    --------
DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
  6.243% due 5/15/49(c)                                     260          256
                                                                    --------
DIVERSIFIED CHEMICALS--0.0%
Huntsman International LLC
  7.875% due 11/15/14                                        15           16
  7.375% due 1/1/15                                          20           21
                                                                    --------
                                                                          37
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc. 7.750% due 10/1/16                      55           57
Harland Clarke Holdings Corp.
  9.500% due 5/15/15                                         40           36
  10.308% due 5/15/15(c)                                     45           40
International Lease Finance Corp.
  5.625% due 9/20/13                                        130          129
                                                                    --------
                                                                         262
                                                                    --------

                        See Notes to Financial Statements

                                PHOENIX BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)
  8.375% due 4/1/17(d)                                  $   130     $    142
                                                                    --------
ELECTRIC UTILITIES--1.5%
Appalachian Power Co. 5.550% due 4/1/11                     285          284
Bruce Mansfield Unit 12 144A
  6.850% due 6/1/34(b)                                      315          321
Commonwealth Edison Co. 6.150% due 9/15/17                  105          106
Florida Power Corp. 6.650% due 7/15/11                      320          335
Nevada Power Co. Series R 6.750% due 7/1/37                 110          111
Reliant Energy, Inc. 6.750% due 12/15/14                    125          127
                                                                    --------
                                                                       1,284
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Tronox Worldwide LLC/Tronox
  Finance Corp. 9.500% due 12/1/12                           80           80
                                                                    --------
FOOD RETAIL--0.5%
Safeway, Inc. 6.500% due 3/1/11                             425          445
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                         10           10
                                                                    --------
                                                                         455
                                                                    --------
GAS UTILITIES--0.2%
Atmos Energy Corp. 6.350% due 6/15/17                       190          193
                                                                    --------
HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp. 5.250% due 3/1/13                            100           99
                                                                    --------
HEALTH CARE FACILITIES--0.2%
Community Health Systems, Inc. 144A
  8.875% due 7/15/15(b)                                      60           62
HCA, Inc. 144A 9.250% due 11/15/16(b)                       110          117
                                                                    --------
                                                                         179
                                                                    --------
HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital
  Trust II 7.875% due 2/1/08                                155          156
Omnicare, Inc. 6.875% due 12/15/15                           60           56
Quest Diagnostics, Inc. 6.400% due 7/1/17                   150          151
                                                                    --------
                                                                         363
                                                                    --------
HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.
  5.750% due 1/15/11                                        150          151
  6.125% due 1/15/16                                        355          354
                                                                    --------
                                                                         505
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
HOMEBUILDING--0.3%
Horton (D.R.), Inc. 7.500% due 12/1/07                  $   234     $    234
                                                                    --------
HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp. 5.500% due 3/15/17                   165          161
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
MidAmerican Energy Co.
  5.650% due 7/15/12                                        145          148
  5.800% due 10/15/36                                       245          231
TXU Energy Co. Series O 4.800% due 11/15/09                 150          152
                                                                    --------
                                                                         531
                                                                    --------
INTEGRATED OIL & GAS--1.5%
Conoco Funding Co. 6.350% due 10/15/11                    1,000        1,043
ConocoPhillips Canada Funding Co.
  5.625% due 10/15/16                                       230          229
                                                                    --------
                                                                       1,272
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc. 6.250% due 3/15/11                               420          432
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                        100          101
Qwest Corp. 8.875% due 3/15/12                               85           93
Qwest Corp. 144A 6.500% due 6/1/17(b)                        30           30
Telcordia Technologies, Inc. 144A(b)
  9.110% due 7/15/12(c)                                      60           56
  10.000% due 3/15/13                                        50           42
                                                                    --------
                                                                         754
                                                                    --------
LIFE & HEALTH INSURANCE--1.0%
Lincoln National Corp.
  5.650% due 8/27/12                                        415          417
  6.050% due 4/20/17(c)                                      50           48
Protective Life Secured Trust
  4.000% due 4/1/11                                         300          290
UnumProvident Finance Co. plc 144A
  6.850% due 11/15/15(b)                                    135          138
                                                                    --------
                                                                         893
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
  6.125% due 7/1/15                                          10           10
                                                                    --------
MANAGED HEALTH CARE--0.4%
Wellpoint, Inc. 5.000% due 1/15/11                          400          396
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
METAL & GLASS CONTAINERS--0.0%
AEP Industries, Inc. 7.875% due 3/15/13                 $    25     $     24
                                                                    --------
MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc.
  5.875% due 11/15/16                                       110          108
  6.500% due 11/15/36                                       110          106
Viacom, Inc. 5.750% due 4/30/11                             225          227
                                                                    --------
                                                                         441
                                                                    --------
MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc.
  6.150% due 11/15/49(c)                                    135          126
Genworth Global Funding Trusts
  5.125% due 3/15/11                                        160          159
Loews Corp. 5.250% due 3/15/16                              170          164
                                                                    --------
                                                                         449
                                                                    --------
MULTI-UTILITIES--0.1%
Aquila, Inc. 14.875% due 7/1/12                             105          133
                                                                    --------
OFFICE REITS--0.1%
Duke Realty LP 5.625% due 8/15/11                            75           75
                                                                    --------
OFFICE SERVICES & SUPPLIES--0.4%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                        170          172
Pitney Bowes, Inc. 5.750% due 9/15/17                       155          155
                                                                    --------
                                                                         327
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Seitel, Inc. 9.750% due 2/15/14                              40           38
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp. 6.625% due 1/15/16                  100          100
EOG Resources, Inc. 5.875% due 9/15/17                      380          380
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                         50           47
  6.875% due 5/1/18                                          50           47
Plains Exploration & Production Co.
  7.000% due 3/15/17                                         40           37
XTO Energy, Inc . 5.900% due 8/1/12                         295          301
                                                                    --------
                                                                         912
                                                                    --------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp. 6.125% due 6/15/17                      310          312
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
Enbridge Energy Partners LP
  5.875% due 12/15/16                                       120          118
Kinder Morgan Energy Partners LP
  5.850% due 9/15/12                                        145          146
  7.300% due 8/15/33                                        150          157

                        See Notes to Financial Statements

                                PHOENIX BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
OIL & GAS STORAGE & TRANSPORTATION--CONTINUED
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  6.250% due 9/15/15                                    $    75     $     73
                                                                    --------
                                                                         494
                                                                    --------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Bank of America Corp. 5.750% due 8/15/16                    395          394
Citigroup, Inc. 5.000% due 9/15/14                          330          318
General Electric Capital Corp.
  4.875% due 10/21/10                                       265          265
  5.625% due 9/15/17                                        240          240
JPMorgan Chase & Co. 5.750% due 1/2/13                      350          355
                                                                    --------
                                                                       1,572
                                                                    --------
PACKAGED FOODS & MEATS--0.5%
General Mills, Inc. 5.650% due 9/10/12                      130          131
Kraft Foods, Inc. 6.500% due 8/11/17                        245          253
Pilgrim's Pride Corp. 8.375% due 5/1/17                      60           62
                                                                    --------
                                                                         446
                                                                    --------
PAPER PRODUCTS--0.2%
Exopac Holding Corp. 11.250% due 2/1/14                      45           47
Mercer International, Inc.
  9.250% due 2/15/13                                        130          128
                                                                    --------
                                                                         175
                                                                    --------
PHARMACEUTICALS--0.9%
Johnson & Johnson 5.150% due 8/15/12                        305          310
Wyeth 5.500% due 3/15/13                                    525          524
                                                                    --------
                                                                         834
                                                                    --------
PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc. 10.750% due 9/1/16                           55           56
                                                                    --------
PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp. 6.375% due 3/29/37(c)                           165          164
CNA Financial Corp. 6.500% due 8/15/16                      480          487
                                                                    --------
                                                                         651
                                                                    --------
PUBLISHING--0.1%
Idearc, Inc. 8.000% due 11/15/16                             85           85
                                                                    --------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp.
  6.150% due 5/1/37                                         150          145
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Colonial Realty LP 6.050% due 9/1/16                    $   200     $    193
                                                                    --------
REGIONAL BANKS--0.3%
SunTrust Banks, Inc. 6.000% due 9/11/17                     240          243
                                                                    --------
RESIDENTIAL REITS--0.6%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                        145          141
ERP Operating LP
  5.375% due 8/1/16                                         270          253
  5.750% due 6/15/17                                        165          157
                                                                    --------
                                                                         551
                                                                    --------
RESTAURANTS--0.5%
Starbucks Corp. 6.250% due 8/15/17                          480          484
                                                                    --------
RETAIL REITS--0.3%
Simon Property Group LP 5.600% due 9/1/11                   235          235
                                                                    --------
SPECIALIZED REITS--0.2%
Felcor Lodging LP
  8.500% due 6/1/11                                          30           32
  7.260% due 12/1/11(c)                                      95           95
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                          20           20
                                                                    --------
                                                                         147
                                                                    --------
TOBACCO--0.2%
Reynolds American, Inc.
  7.300% due 7/15/15                                         40           43
  7.750% due 6/1/18                                          90           96
                                                                    --------
                                                                         139
                                                                    --------
TRUCKING--0.1%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                         85           84
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp. 6.000% due 12/1/16                      145          139
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,786)                                             22,620
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.1%

Banc of America Commercial
  Mortgage, Inc. 00-1, A1A
  7.109% due 11/15/31                                        87           87
Banc of America Funding Corp.
  07-E, 6A1 6.203% due 7/1/47(c)                            685          687
Banc of America Funding Corp.
  07-E, 9A1 6.310% due 8/25/47(c)                         1,370        1,372



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
Citigroup Mortgage Loan Trust,
  Inc. 04-NCM2, 2CB3
  8.000% due 8/25/34                                    $    78     $     82
HSBC Asset Loan Obligation
  07-AR2, 4A1 6.123% due 9/25/37(c)                         905          892
Master Asset Securitization Trust
  Alternative Loans Trust 03-7, 5A1
  6.250% due 11/25/33                                       188          190
Master Asset Securitization Trust
  Alternative Loans Trust 04-1, 3A1
  7.000% due 1/25/34                                        130          133
Master Asset Securitization Trust
  Alternative Loans Trust 04-5, 6A1
  7.000% due 6/25/34                                         90           92
Master Asset Securitization Trust
  Alternative Loans Trust 04-6, 6A1
  6.500% due 7/25/34                                        558          564
Merrill Lynch Mortgage Trust 05-MCP1, A2
  4.556% due 6/12/43                                        725          716
Morgan Stanley Mortgage Loan Trust 04-3, 3A
  6.000% due 4/25/34                                        667          663
Residential Asset Mortgage Products,
  Inc. 04-SL3, A4 8.500% due 12/25/31                       314          325
Washington Mutual Mortgage Pass-Through
  Certificates 07-HY3, 3A3
  5.860% due 3/25/37(c)                                   2,944        2,943
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,766)                                               8,746
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.0%

CANADA--1.7%
Canadian Natural Resources Ltd.
  6.500% due 2/15/37                                        310          309
CHC Helicopter Corp.
  7.375% due 5/1/14                                          60           57
Husky Energy, Inc.
  6.200% due 9/15/17                                        275          277
Norampac Industries, Inc.
  6.750% due 6/1/13                                          85           82
Russel Metals, Inc.
  6.375% due 3/1/14                                         125          118
Suncor Energy, Inc.
  6.500% due 6/15/38                                        400          409
Trans-Canada Pipelines Ltd.
  6.350% due 5/15/49(c)                                     105          101
Xstrata Finance Ltd. 144A
  5.800% due 11/15/16(b)                                    160          159
                                                                    --------
                                                                       1,512
                                                                    --------
CHILE--0.2%
Celulosa Arauco y Constitucion S.A.
  5.625% due 4/20/15                                        235          228
                                                                    --------

                        See Notes to Financial Statements

                                PHOENIX BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
CHINA--0.1%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                   $    20     $     19
  9.500% due 10/15/15                                        50           47
                                                                    --------
                                                                          66
                                                                    --------
ITALY--0.2%
Telecom Italia Capital S.p.A.
  5.250% due 10/1/15                                        155          147
                                                                    --------
JAPAN--0.7%
MUFG Capital Finance 1 Ltd.
  6.346% due 7/25/36(c)                                     290          276
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b)(c)                                  345          324
                                                                    --------
                                                                         600
                                                                    --------
LUXEMBOURG--0.3%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                     285          289
                                                                    --------
NETHERLANDS--0.6%
ING Groep N.V. 5.775% due 12/8/49(c)                        535          506
                                                                    --------
SINGAPORE--0.1%
Avago Technologies Finance Ltd.
  10.125% due 12/1/13                                        55           59
                                                                    --------
SPAIN--1.0%
Santander Issuances S.A. 144A
  5.911% due 6/20/16(b)                                     410          416
Telefonica Emisiones S.A.
  5.984% due 6/20/11                                        435          443
                                                                    --------
                                                                         859
                                                                    --------
SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
  5.860% due 11/15/49(c)                                    275          260
                                                                    --------
UNITED KINGDOM--0.9%
HBOS plc 144A 6.657% due 11/21/49(b)(c)                     400          363
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                      60           57
Royal Bank of Scotland 144A
  6.990% due 10/29/49(b)(c)                                 335          342
                                                                    --------
                                                                         762
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
UNITED STATES--0.9%
Shell International Finance BV
  5.625% due 6/27/11                                    $   190     $    195
Stratos Global Corp. 9.875% due 2/15/13                      75           79
Teva Pharmaceutical Finance LLC
  6.150% due 2/1/36                                         190          181
WEA Finance LLC/WCI Finance LLC 144A
  5.700% due 10/1/16(b)                                     375          363
                                                                    --------
                                                                         818
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,226)                                               6,106
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.6%

                                                        SHARES
                                                       --------

DIVERSIFIED BANKS--0.3%
Bank of America Corp. Cv. Pfd. 6.6%                      10,000          252
                                                                    --------
THRIFTS & MORTGAGE FINANCE--0.3%
Freddie Mac Cv. Pfd. 6.6%                                10,400          261
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $510)                                                   513
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.5%
(IDENTIFIED COST $85,050)                                             84,821
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.9%

                                                         PAR
                                                        VALUE
                                                        (000)
                                                       --------
FEDERAL AGENCY SECURITIES(e)--0.9%
FHLB 4.051% due 10/1/07                                 $   800          800
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $800)                                                   800
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $85,850)                                             85,621(a)

Other assets and liabilities, net--1.6%                                1,328
                                                                    --------
NET ASSETS--100.0%                                                  $ 86,949
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $670 and gross depreciation of $943 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $85,894.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $3,437 (reported in 000's) or 4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) The rate shown is the discount rate.



                        See Notes to Financial Statements

                         PHOENIX CA TAX-EXEMPT BOND FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
MUNICIPAL TAX-EXEMPT BONDS(d)--98.6%

DEVELOPMENT REVENUE--6.1%
Hercules Redevelopment Agency
  Tax-Allocation (AMBAC Insured)
  5.000% due 8/1/29                                     $   500     $    515
Los Angeles Community Redevelopment
  Agency, Series A (AMBAC/FHA Insured)
  6.550% due 1/1/27                                         100          100
Ontario Redevelopment Financing
  Authority, Project No. 1
  (MBIA Insured)
  6.900% due 8/1/10                                          70           76
  5.250% due 8/1/13                                         500          535
Riverside County Redevelopment Agency,
  Jurup Valley Project Area
  Tax-Allocation (AMBAC Insured)
  5.250% due 10/1/17                                        250          271
San Diego Redevelopment Agency,
  Center City Series A (AMBAC Insured)
  4.750% due 9/1/30                                         500          504
San Diego Redevelopment Agency,
  Center City Series B (AMBAC Insured)
  5.350% due 9/1/24                                       1,000        1,046
Santa Clara Redevelopment Agency Tax
  Allocation (MBIA Insured)
  5.000% due 6/1/22                                       1,000        1,040
                                                                    --------
                                                                       4,087
                                                                    --------
EDUCATION REVENUE--3.2%
North City West School Facilities Financing
  Authority, Series B (AMBAC Insured)
  5.250% due 9/1/19                                       1,000        1,100
Sweetwater Unified High School District,
  Public Financing Authority,
  Series A (FSA Insured)
  5.000% due 9/1/29                                       1,000        1,034
                                                                    --------
                                                                       2,134
                                                                    --------
GENERAL OBLIGATION--16.9%
Antelope Valley Union High School District,
  Series A (MBIA Insured)
  5.000% due 2/1/27                                       1,000        1,036
Brea & Olinda Unified School District,
  Series A (FGIC Insured)
  6.000% due 8/1/15                                         150          173
Butte-Glenn Community College District,
  Series A (MBIA Insured)
  5.500% due 8/1/19                                       1,000        1,083


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
GENERAL OBLIGATION--CONTINUED
California State
  6.250% due 4/1/08                                     $   825     $    837
  5.250% due 6/1/16                                          65           65
  5.000% due 2/1/20                                         750          782
California State Veterans Bonds, Series BG
  5.150% due 12/1/14                                        895          914
California State Veterans Bonds, Series CC
  4.500% due 12/1/37                                        330          311
Desert Community College District
  (MBIA Insured)
  5.000% due 8/1/18                                         990        1,059
Gilroy Unified School District
  (FGIC Insured)
  5.000% due 8/1/27                                         500          518
Grossmont-Cuyamaca Community College,
  District Election of 2002,
  Series A (MBIA Insured)
  5.000% due 8/1/19                                         250          263
Los Angeles Unified School District
  (MBIA Insured)
  4.500% due 1/1/28                                         500          495
Metropolitan Water District Southern
  California, Series A
  5.250% due 3/1/11                                         180          183
Santa Ana Unified School District
  (FGIC Insured)
  5.700% due 8/1/22                                         400          423
Santa Clara Unified School District
  (FGIC Insured)
  5.500% due 7/1/20                                       1,000        1,053
Walnut Valley Unified School District,
  Series A (MBIA Insured)
  0% due 8/1/19                                           3,095        1,548
Wiseburn School District, Series A
  (MBIA Insured)
  5.000% due 8/1/17                                         580          624
                                                                    --------
                                                                      11,367
                                                                    --------
GENERAL REVENUE--16.9%
Anaheim Public Financing Authority,
  Series C (FSA Insured)
  6.000% due 9/1/16                                       1,600        1,843
Beverly Hills Public Financing Authority
  4.500% due 6/1/28                                         500          488
California State Public Works Board,
  Department of Health Services,
  Richmond Lab Series B (XLCA Insured)
  5.000% due 11/1/17                                        460          493
California State Public Works Board,
  Highway Patrol Series C
  5.250% due 11/1/20                                        500          521


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
GENERAL REVENUE--CONTINUED
Fontana Public Financing Authority Tax
  Allocation (AMBAC Insured)
  5.000% due 10/1/29                                    $ 1,000     $  1,037
Golden State Tobacco Securitization
  Corp. Series A-1
  5.125% due 6/1/47                                       1,500        1,291
Los Angeles County Public Works Financing
  Authority, Series A (FSA Insured)
  5.500% due 10/1/18                                        450          488
Pomona Certificates of Participation
  (AMBAC Insured)
  5.500% due 6/1/28                                       1,365        1,482
San Diego County Certificates of
  Participation (AMBAC Insured)
  5.250% due 11/1/15                                        960        1,019
San Jose Financing Authority, Series F
  (MBIA Insured)5.000% due 9/1/15                         1,000        1,053
South Bay Regional Public Communications
  Authority (ACA Insured)
  4.750% due 1/1/31                                         635          572
South Coast Air Quality Management Corp.
  (AMBAC Insured)6.000% due 8/1/11                        1,000        1,079
                                                                    --------
                                                                      11,366
                                                                    --------
HIGHER EDUCATION REVENUE--3.1%
California Educational Facilities Authority,
  Chapman University (Connie Lee Insured)
  5.375% due 10/1/16                                         60           61
California State Public Works Board,
  University of California Series D
  5.000% due 5/1/30                                       1,000        1,026
University of California Series B
  4.750% due 5/15/38                                        500          500
University of California Series G
  (FGIC Insured)
  4.750% due 5/15/35                                        525          526
                                                                    --------
                                                                       2,113
                                                                    --------
MEDICAL REVENUE--4.9%
California Health Facilities Financing Authority,
  Cedars-Sinai Medical Center
  5.000% due 11/15/34                                       500          500
California Health Facilities Financing Authority,
  Stanford Hospital and Clinics Series A
  5.000% due 11/15/14                                       250          262


                        See Notes to Financial Statements

                         PHOENIX CA TAX-EXEMPT BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
MEDICAL REVENUE--CONTINUED
California Health Facilities Financing Authority,
  Sutter Health Series A
  5.000% due 11/15/42                                   $   870     $    876
California State Public Works Board,
  Department of Mental Health Series A
  5.500% due 6/1/16                                       1,000        1,094
San Joaquin General Hospital Project,
  Certificates of Participation (MBIA Insured)
  5.250% due 9/1/12                                         100          104
Santa Clara County Financing Authority,
  Series A (AMBAC Insured)
  7.750% due 11/15/11                                       400          462
                                                                    --------
                                                                       3,298
                                                                    --------
MUNICIPAL UTILITY DISTRICT REVENUE--2.0%
Sacramento Municipal Utilities District,
  Financing Authority (MBIA Insured)
  4.750% due 7/1/26
                                                            500          508
Sacramento Municipal Utility District,
  Series O (MBIA Insured)
  5.250% due 8/15/15                                        310          329
Sacramento Municipal Utility District,
  Series P (FSA Insured)
  5.250% due 8/15/17                                        500          529
                                                                    --------
                                                                       1,366
                                                                    --------
NATURAL GAS REVENUE--0.7%
Roseville Natural Gas Financing Authority
  5.000% due 2/15/24                                        500          502
                                                                    --------
POWER REVENUE--5.4%
Los Angeles Water and Power
  Series A -A-2, (MBIA insured)
  5.000% due 7/1/19                                         760          799
Northern California Power Agency,
  Hydroelectric Project Series A
  (MBIA Insured)
  5.000% due 7/1/15                                       1,000        1,019
  5.200% due 7/1/32                                       1,120        1,141
Southern California Public Power Authority,
  Series B (FSA Insured)
  5.000% due 7/1/12                                         635          676
                                                                    --------
                                                                       3,635
                                                                    --------
PRE-REFUNDED--27.5%
Contra Costa County Home Mortgage
  (GNMA Collateralized)
  7.500% due 5/1/14 (b)                                     500          606
Covina Community Redevelopment Agency
  8.800% due 1/1/08(b)                                       60           61


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
PRE-REFUNDED--CONTINUED
Cypress Single Family Residential Mortgage,
  Series B (Private Mortgage Insurance)
  7.250% due 1/1/12 (b)                                $    200     $    229
Duarte Redevelopment Agency Single Family
  Mortgage, Series A (FNMA Collateralized)
  6.875% due 11/1/11 (b)                                    300          338
Huntington Park Redevelopment Agency Single
  Family Residential Mortgage, Series A
  (FHA/VA/PRIV MTGS Insured)
  8.000% due 12/1/19 (b)                                  2,400        3,300
Los Angeles Harbor Department
  7.600% due 10/1/18(b)                                     945        1,127
Lucia Mar Unified School District, Election
  of 2004 Series A, Prerefunded 8/1/14 @ 100
  (FGIC Insured)
  5.000% due 8/1/27                                       1,000        1,087
M-S-R Public Power Agency San Juan Project
  Series D (MBIA Insured)
  6.750% due 7/1/20 (b)                                   1,835        2,137
Modesto Wastewater Treatment Facility
  (MBIA Insured)
  6.000% due 11/1/12 (b)                                    735          820
Northern California Power Agency
  Prerefunded 7/1/21 @ 100 (AMBAC Insured)
  7.500% due 7/1/23                                         195          256
Pomona Unified School District Series C
  (MBIA Insured)
  5.600% due 8/1/12 (b)                                   1,500        1,640
Riverside County Single Family Issue B
  (GNMA Collateralized)
  8.625% due 5/1/16 (b)                                   1,000        1,336
Riverside County Single Family Series A
  (GNMA Collateralized)7.800% due 5/1/21 (b)              4,000        5,399
Stockton Housing Facility, O'Connor Woods
  Project Series A, Prerefunded 9/20/17 @ 100
  (GNMA Collateralized)5.600% due 3/20/28                   200          202
                                                                    --------
                                                                      18,538
                                                                    --------
TRANSPORTATION REVENUE--2.9%
Alameda Corridor Transportation Authority,
  Series A (MBIA Insured)
  5.125% due 10/1/17                                        125          129


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
TRANSPORTATION REVENUE--CONTINUED
Alameda Corridor Transportation Authority,
  Series A (MBIA Insured)
  5.125% due 10/1/16                                    $   150     $    156
Los Angeles Harbor Department Revenue
  (MBIA Insured)
  4.500% due 8/1/27                                         500          478
Port of Oakland Series I (MBIA Insured)
  5.600% due 11/1/19                                      1,000        1,021
San Francisco Bay Area Rapid Transit District
  5.250% due 7/1/17                                         180          184
                                                                    --------
                                                                       1,968
                                                                    --------
WATER & SEWER REVENUE--9.0%
California Statewide Communities Development
  Authority, Anheuser-Bush Project
  4.800% due 9/1/46
                                                          1,000          915
Delta Diablo Sanitation District,
  Certificates of Participation (MBIA Insured)
  0% due 12/1/16
                                                          1,070          740
El Dorado Irrigation District, Certificates of
  Participation Series A (FGIC Insured)
  5.250% due 3/1/16
                                                            365          392
Metropolitan Water District of Southern
  California Waterworks Series B-3 (MBIA Insured)
  5.000% due 10/1/29
                                                          1,000        1,041
Modesto Wastewater, Series A (FSA Insured)
  5.000% due 11/1/19                                        245          260
Mountain View Shoreline Regional Park Community,
  Series A (MBIA Insured)
  5.500% due 8/1/21                                       1,000        1,011
Redlands Financing Authority,
  Series A (FSA Insured)
  5.000% due 9/1/17                                       1,000        1,044
Sweetwater Water Authority (AMBAC Insured)
  5.250% due 4/1/10                                         125          128
Westlands Water District,  Certificates of
  Participation (MBIA Insured)
  5.250% due 9/1/14                                         500          541
                                                                    --------
                                                                       6,072
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $64,214)                                             66,446
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.6%
(IDENTIFIED COST $64,214)                                             66,446
----------------------------------------------------------------------------


                        See Notes to Financial Statements

                         PHOENIX CA TAX-EXEMPT BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(c)--0.2%
UBS Finance Delaware LLC 4.750% due 10/1/07             $   135     $    135
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $135)                                                   135
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $64,349)                                             66,581(a)

Other assets and liabilities, net--1.2%                                  790
                                                                    --------
NET ASSETS--100.0%                                                  $ 67,371
                                                                    ========



(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,737 and gross depreciation of $505 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $64,349.
(b) Escrowed to maturity.
(c) The rate shown is the discount rate.
(d) At September 30, 2007, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
    California 99.8%. At September 30, 2007, 80% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 33%, AMBAC 13% and GNMA 11%. For definitions see the glossary starting on page 2.







                        See Notes to Financial Statements

                             PHOENIX CORE BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
U.S. GOVERNMENT SECURITIES(g)--1.7%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond
  4.750% due 2/15/37(g)                                 $   970     $    957
                                                                    --------
U.S. TREASURY NOTES--0.2%
U.S. Treasury Note
  4.875% due 8/15/16(g)                                     150          153
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,089)                                               1,110
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--25.4%

FHLMC
  6.000% due 10/1/34                                        653          655
FNMA
  6.000% due 10/1/14                                        452          458
  6.500% due 6/1/16                                         317          325
  6.000% due 7/1/17                                         131          133
  5.500% due 9/1/17                                         342          342
  5.000% due 4/1/20                                         580          570
  4.500% due 5/1/20                                         836          805
  5.000% due 8/1/21                                         326          319
  6.000% due 5/1/29                                         279          281
  6.500% due 7/1/29                                         411          422
  6.500% due 5/1/30                                          10           10
  7.500% due 3/1/31                                         178          186
  7.000% due 7/1/31                                         128          133
  7.000% due 9/1/31                                         210          219
  6.500% due 2/1/32                                         423          433
  6.500% due 3/1/32                                         212          217
  5.500% due 4/1/33                                         264          259
  5.500% due 6/1/33                                       1,531        1,504
  5.500% due 7/1/33                                       3,314        3,256
  5.000% due 9/1/33                                         376          360
  5.000% due 7/1/35                                         308          294
  5.000% due 11/1/35                                        360          344
  5.500% due 12/1/35                                        336          329
  6.000% due 6/1/36                                         448          449
  6.500% due 8/1/36                                         618          629
  6.000% due 9/1/36                                         642          643
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                        272          272
GNMA
  8.500% due 11/15/22                                         1            1
  6.500% due 9/15/28                                        241          247
  7.500% due 9/15/29                                        165          173
  5.000% due 7/15/33                                      2,107        2,041
  6.000% due 6/15/34                                        443          446
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,801)                                             16,755
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.9%

FHLB
  6.000% due 6/29/22                                        200          202
FHLMC(g)
  5.200% due 3/5/19                                         200          197
  5.300% due 5/12/20                                        200          196
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $589)                                                   595
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
MUNICIPAL BONDS--6.5%

CALIFORNIA--2.7%
Alameda Corridor Transportation Authority Taxable
  Series C (MBIA Insured)
  6.500% due 10/1/19                                    $ 1,000     $  1,065
Azusa Public Financing Authority Taxable (FSA)
  5.000% due 7/1/39                                         705          731
                                                                    --------
                                                                       1,796
                                                                    --------
FLORIDA--1.2%
Miami-Dade County Educational Facilities Authority
  Taxable Series C
  5.480% due 4/1/16                                         110          108
Orange County Tourist Development Taxable (MBIA)
  5.000% due 10/1/17                                        640          698
                                                                    --------
                                                                         806
                                                                    --------
MICHIGAN--0.2%
Flat Rock Finance & Development Authority Taxable
  Series A
  6.750% due 10/1/16                                         95           99
                                                                    --------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension Obligation Taxable
  Series C (FGIC Insured)
  6.500% due 3/1/17                                         340          361
City of Reading (FSA Insured)
  5.100% due 11/15/15                                       190          187
                                                                    --------
                                                                         548
                                                                    --------
RHODE ISLAND--1.6%
Woonsocket Pension Funding Taxable (FSA Insured)
  5.660% due 7/15/13                                      1,000        1,019
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,329)                                               4,268
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.9%
AmeriCredit Automobile Receivables Trust 05-AX, A4
  3.930% due 10/6/11                                      2,000        1,977
AmeriCredit Automobile Receivables Trust 06-BG, A3
  5.210% due 10/6/11                                        180          180
Capital One Auto Finance Trust 07-B, A3A
  5.030% due 4/15/12                                        500          499
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                       442          443
Ford Credit Auto Owner Trust 07-A, A3B
  5.783% due 8/15/11(c)                                     295          292


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
Greenwich Structured ARM Products 05-5A, N2 144A
  9.001% due 9/27/45(b) (c)                             $   315     $    315
Nomura Asset Acceptance Corp. 07-1, 1A2
  5.669% due 3/25/47(c)                                     515          513
Paine Webber Mortgage Acceptance Corp. 99-C1, D
  7.150% due 6/15/32(c)                                     190          197
Renaissance Home Equity Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                                     730          726
Residential Funding Mortgage Securities II,
  Inc. 06-HSA1, A2
  5.190% due 2/25/36(c)                                     400          388
Saxon Asset Securities Trust 05-3, A2C
  5.600% due 11/25/35(c)                                    382          380
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,951)                                               5,910
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.1%

AIRLINES--1.2%
American Airlines, Inc. 99-1
  7.024% due 10/15/09                                       365          371
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                        398          402
                                                                    --------
                                                                         773
                                                                    --------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.750% due 3/15/17                              45           43
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Allied Capital Corp. 6.000% due 4/1/12                      100          100
Janus Capital Group, Inc. 6.250% due 6/15/12                125          127
Nuveen Investments, Inc. 5.000% due 9/15/10                 230          217
                                                                    --------
                                                                         444
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance NA LLC 6.500% due 11/15/13                   95           99
                                                                    --------
BROADCASTING & CABLE TV--0.5%
Comcast Corp.
  5.300% due 1/15/14                                        105          102
  5.875% due 2/15/18                                        130          128
Time Warner Cable, Inc. 144A
  5.850% due 5/1/17(b)                                       70           68
                                                                    --------
                                                                         298
                                                                    --------
BUILDING PRODUCTS--0.1%
Masco Corp. 5.850% due 3/15/17                               45           43
Owens Corning, Inc. 6.500% due 12/1/16                       35           34
                                                                    --------
                                                                          77
                                                                    --------

                        See Notes to Financial Statements

                             PHOENIX CORE BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc.
  5.625% due 6/1/15                                     $   115     $     92
                                                                    --------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 5.500% due 2/22/16                      100           99
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Caterpillar Financial Services Corp.
  5.850% due 9/1/17                                          65           66
                                                                    --------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                                     135          131
                                                                    --------
CONSUMER FINANCE--2.4%
Capital One Financial Corp.
  5.250% due 2/21/17                                         70           64
General Electric Capital Corp.
  6.750% due 3/15/32                                        500          551
GMAC LLC 6.875% due 8/28/12                                 180          169
HSBC Finance Corp. 8.000% due 7/15/10                       300          322
Residential Capital LLC
  6.000% due 2/22/11                                         80           65
SLM Corp. 3.967% due 2/1/10(c)                              500          437
                                                                    --------
                                                                       1,608
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                         110          104
                                                                    --------
DIVERSIFIED BANKS--0.7%
Bank of America Corp. 5.490% due 3/15/19                    300          288
Wachovia Corp. 4.875% due 2/15/14                           200          192
                                                                    --------
                                                                         480
                                                                    --------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.850% due 8/16/16                  135          136
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
Equifax, Inc. 6.300% due 7/1/17                             130          131
International Lease Finance Corp.
  4.750% due 1/13/12                                        225          218
                                                                    --------
                                                                         349
                                                                    --------
DRUG RETAIL--0.1%
CVS Caremark Corp. 5.750% due 6/1/17                         70           68
                                                                    --------
ELECTRIC UTILITIES--0.9%
Florida Power Corp. Series A 5.800% due 9/15/17             135          136
Great River Energy 144A 5.829% due 7/1/17(b)                140          145


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
ELECTRIC UTILITIES--CONTINUED
PPL Capital Funding Trust I Series A
  4.330% due 3/1/09                                     $   190     $    188
Southern Power Co. Series D
  4.875% due 7/15/15                                        165          154
                                                                    --------
                                                                         623
                                                                    --------
FOOD RETAIL--0.1%
Kroger Co. (The) 6.800% due 12/15/18                         70           73
                                                                    --------
GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375% due 5/1/17                              140          134
                                                                    --------
HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A
  6.000% due 6/15/17(b)                                     125          125
                                                                    --------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.400% due 7/1/17                    65           66
                                                                    --------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125% due 1/15/16                  160          159
                                                                    --------
HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide, Inc.
  6.250% due 2/15/13                                        110          110
                                                                    --------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The) 5.750% due 11/15/16              115          112
                                                                    --------
HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp. 6.125% due 8/1/17                      165          170
Procter & Gamble Co. 5.550% due 3/5/37                      130          124
                                                                    --------
                                                                         294
                                                                    --------
INTEGRATED OIL & GAS--0.2%
ConocoPhillips Canada Funding Co. 5.625% due 10/15/16       110          110
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.
  5.875% due 2/1/12                                         130          133
  5.625% due 6/15/16                                        130          129
Embarq Corp.
  6.738% due 6/1/13                                          65           68
  7.082% due 6/1/16                                          70           72
Qwest Corp. 7.875% due 9/1/11                                65           68
Verizon Communications, Inc.
  4.900% due 9/15/15                                        130          124
  5.500% due 4/1/17                                          70           69
                                                                    --------
                                                                         663
                                                                    --------
INVESTMENT BANKING & BROKERAGE--1.4%
Goldman Sachs Group, Inc. (The)
  5.125% due 1/15/15                                        350          336


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
INVESTMENT BANKING & BROKERAGE--CONTINUED
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                    $    55     $     56
  5.750% due 1/3/17                                         145          139
Merrill Lynch & Co., Inc. 6.110% due 1/29/37                150          141
Morgan Stanley 5.375% due 10/15/15                          250          240
                                                                    --------
                                                                         912
                                                                    --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. 6.300% due 9/15/17                             135          134
                                                                    --------
MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.250% due 1/15/16                          125          120
                                                                    --------
MORTGAGE REITS--0.3%
iStar Financial, Inc. 6.050% due 4/15/15                    200          185
                                                                    --------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875% due 11/15/16                       130          127
                                                                    --------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625% due 2/15/14                            70           68
                                                                    --------
MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5.000% due 3/15/13                  90           87
NiSource Finance Corp. 6.400% due 3/15/18                   130          131
                                                                    --------
                                                                         218
                                                                    --------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 6.750% due 2/1/17                               170          174
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
Anadarko Petroleum Corp. 5.950% due 9/15/16                  70           69
Apache Corp. 5.625% due 1/15/17                              70           69
XTO Energy, Inc. 6.250% due 8/1/17                          105          107
                                                                    --------
                                                                         245
                                                                    --------
OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp. 4.750% due 6/15/13                      140          134
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--0.8%
Buckeye Partners LP 5.125% due 7/1/17                       200          185
Energy Transfer Partners LP
  5.950% due 2/1/15                                         135          132
Enterprise Products Partners LP
  6.300% due 9/15/17                                        100          100
Kinder Morgan Energy Partners LP
  6.000% due 2/1/17                                         135          133
                                                                    --------
                                                                         550
                                                                    --------

                        See Notes to Financial Statements

                             PHOENIX CORE BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc.
  5.500% due 8/27/12                                    $    90     $     91
  5.500% due 2/15/17                                         95           94
JPMorgan Chase & Co.
  5.125% due 9/15/14                                        155          151
  5.250% due 5/1/15                                          85           82
                                                                    --------
                                                                         418
                                                                    --------
PROPERTY & CASUALTY INSURANCE--0.1%
Travelers Cos., Inc. 5.750% due 12/15/17                    100           99
                                                                    --------
REGIONAL BANKS--0.3%
Zions Bancorp. 5.500% due 11/16/15                          200          192
                                                                    --------
RESIDENTIAL REITS--0.2%
UDR, Inc. 5.250% due 1/15/15                                150          144
                                                                    --------
RESTAURANTS--0.4%
Starbucks Corp. 6.250% due 8/15/17                          135          136
Yum! Brands, Inc. 6.250% due 4/15/16                        140          140
                                                                    --------
                                                                         276
                                                                    --------
RETAIL REITS--0.3%
Tanger Factory Outlet Centers
  6.150% due 11/15/15                                       190          186
                                                                    --------
SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125% due 9/30/14                          200          182
                                                                    --------
SPECIALIZED REITS--0.6%
Health Care REIT, Inc. 5.875% due 5/15/15                   225          215
Realty Income Corp. 6.750% due 8/15/19                      110          110
Simon Property Group LP 5.100% due 6/15/15                   70           66
                                                                    --------
                                                                         391
                                                                    --------
STEEL--0.2%
Commercial Metals Co. 6.500% due 7/15/17                    100          104
                                                                    --------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.250% due 5/15/16               65           59
Washington Mutual, Inc. 4.625% due 4/1/14                   155          141
                                                                    --------
                                                                         200
                                                                    --------
TOBACCO--0.1%
Reynolds American, Inc. 6.750% due 6/15/17                   95           97
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                     $    70     $     71
Sprint Nextel Corp. 6.000% due 12/1/16                       65           63
                                                                    --------
                                                                         134
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,820)                                             12,626
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--31.0%

Banc of America Alternative Loan
  Trust 06-9, A1
  6.000% due 1/25/37                                        627          627
Bear Stearns Adjustable Rate Mortgage
  Trust 05-12, 13A1
  5.452% due 2/25/36(c)                                     172          170
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4
  5.895% due 9/11/38(c)                                     370          377
Citigroup Mortgage Loan Trust, Inc.
  05-5, 2A3
  5.000% due 7/25/35                                         84           82
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM
  5.400% due 7/15/44(c)                                     650          633
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.545% due 1/15/46(c)                                     655          650
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A4
  5.322% due 12/11/49                                       700          685
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.500% due 8/25/34                                        188          188
Countrywide Home Loan Mortgage
  Pass-Through Trust 07-1, A2
  6.000% due 3/25/37                                        669          667
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.609% due 2/15/39(c)                                     935          938
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643% due 6/15/35(b)                                     450          442
First Horizon Asset Securities, Inc.
  03-2, 1A12
  5.750% due 4/25/33                                        445          433
First Union-Lehman Brothers-Bank of
  America 98-C2, A2
  6.560% due 11/18/35                                       877          878
GE Capital Commercial Mortgage Corp.
  04-C3, A4
  5.189% due 7/10/39(c)                                   1,000          984
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.866% due 5/25/35(c)                                     284          288
Greenwich Capital Commercial Funding Corp.
  04-GG1, A7
  5.317% due 6/10/36(c)                                   1,000          993


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
GSAMP Net Interest Margin Trust 05-NC1 144A
  5.000% due 2/25/35(b)(h)                              $     1     $     --(i)
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                        317          314
Lehman Brothers-UBS Commercial Mortgage
  Trust 04-C7, A6
  4.786% due 10/15/29(c)                                  1,000          962
Lehman Brothers-UBS Commercial Mortgage
  Trust 06-C6, A4
  5.372% due 9/15/39                                        710          702
Lehman Brothers-UBS Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                                        225          225
Lehman Brothers Commercial Conduit Mortgage
  Trust 07-C3, A4
  6.134% due 7/15/44(c)                                     170          174
Lehman Brothers-UBS Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/17/40                                        360          365
MASTR Asset Securitization Trust 03-10, 3A1
  5.500% due 11/25/33                                       321          311
MASTR Resecuritization Trust 05-4CI, N2 144A
  8.129% due 4/26/45(b) (c)(h)                              170           87
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864% due 8/12/39(c)                                   1,000          964
Merrill Lynch Mortgage Trust 06-C1, AM
  5.843% due 5/12/39(c)                                     320          320
Merrill Lynch/Countrywide Commercial Mortgage
  Trust 06-3, A4
  5.414% due 7/12/46(c)                                     445          441
Morgan Stanley Capital I 06-T23, A4
  5.983% due 8/12/41(c)                                     360          370
Morgan Stanley Capital I 07-IQ14, A2
  5.610% due 4/15/49                                        350          353
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
  5.528% due 9/25/35(c)                                     307          305
Prudential Securities Secured Financing
  Corp. 98-C1, C
  6.742% due 5/15/10                                        750          757
Residential Accredit Loans, Inc. 06-QA1, A21
  5.968% due 1/25/36(c)                                     596          603
Residential Funding Mortgage Securities I,
  Inc. 05-SA1, 2A
  4.855% due 3/25/35(c)                                     311          311
SBA Commercial Mortgage- Backed Securities
  Trust 06-1A, B 144A
  5.451% due 11/15/36(b)                                    140          138
Structured Asset Securities Corp. 03-32, 1A1
  5.208% due 11/25/33(c)                                    470          452


                        See Notes to Financial Statements

                             PHOENIX CORE BOND FUND



                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.418% due 5/20/36(c)                                 $   259     $    258
Washington Mutual Mortgage Pass-Through
  Certificates, Inc. 05-AR3, A2
  4.636% due 3/25/35(c)                                     610          604
Wells Fargo Mortgage-Backed Securities Trust
  04-BB, A1 4.557% due 1/25/35(c)                           261          259
Wells Fargo Mortgage-Backed Securities Trust
  05-14, 2A1 5.500% due 12/25/35                            738          717
Wells Fargo Mortgage-Backed Securities Trust
  05-5, 1A1 5.000% due 5/25/20                              333          324
Wells Fargo Mortgage-Backed Securities Trust
  05-AR16, 6A3 4.999% due 10/25/35(c)                       593          589
Wells Fargo Mortgage-Backed Securities Trust
  05-AR4, 2A1 4.525% due 4/25/35(c)                         275          272
Wells Fargo Mortgage-Backed Securities Trust
  05-AR4, 2A2 4.525% due 4/25/35(c)                         230          228
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,807)                                             20,440
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS 7.500% due 3/31/30(c)(e)            303          340
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $312)                                                   340
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.9%

ARUBA--0.1%
UFJ Finance AEC 6.750% due 7/15/13                          100          103
                                                                    --------
AUSTRALIA--0.2%
Westfield Capital Corp. Ltd./ Westfield
  Finance Authority 144A 5.125% due 11/15/14(b)             150          142
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
BRAZIL--0.2%
Vale Overseas Ltd. 6.250% due 1/23/17                   $   130     $    131
                                                                    --------
CANADA--0.1%
Xstrata Finance Ltd. 144A
  5.800% due 11/15/16(b)                                     70           70
                                                                    --------
CAYMAN ISLANDS--0.2%
Petrobras International Finance Co.
  6.125% due 10/6/16                                        135          136
                                                                    --------
CHILE--0.4%
Celulosa Arauco y Constitucion S.A.
  5.625% due 4/20/15                                        140          136
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                                     123          123
                                                                    --------
                                                                         259
                                                                    --------
GERMANY--0.7%
Deutsche Bank AG NY Series GS
  4.079% due 3/22/12(c)                                     485          467
                                                                    --------
MEXICO--0.3%
Pemex Project Funding Master Trust
  5.750% due 12/15/15                                       180          180
                                                                    --------
NETHERLANDS--0.1%
Deutsche Telekom International Finance BV
  5.750% due 3/23/16                                         75           74
                                                                    --------
QATAR--0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
  5.298% due 9/30/20(e)                                     250          239
                                                                    --------
RUSSIA--0.6%
AK Transneft OJSC (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                      170          166
Gazprom OAO (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                                    130          129


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
RUSSIA--CONTINUED
TNK-BP Finance SA RegS 6.125% due 3/20/12(e)            $   105     $    101
                                                                    --------
                                                                         396
                                                                    --------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS 5.750% due 11/16/10(e)                 105          106
                                                                    --------
SPAIN--0.1%
Telefonica Emisiones SAU 6.421% due 6/20/16                  75           77
                                                                    --------
UNITED KINGDOM--0.3%
Diageo Capital plc 5.500% due 9/30/16                        70           68
Vodafone Group plc
  5.000% due 9/15/15                                         80           76
  6.150% due 2/27/37                                         70           67
                                                                    --------
                                                                         211
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,614)                                               2,591
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $65,312)                                             64,635
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.9%

COMMERCIAL PAPER(j)--1.6%
Govco, Inc. 5.100% due 10/1/07                            1,035        1,035
                                                                    --------

                                                        SHARES
                                                      ---------
MONEY MARKET MUTUAL FUNDS--2.3%
State Street Navigator Prime Plus
  (5.30% seven-day effective yield)(f)                1,520,266        1,520
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,555)                                               2,555
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $67,867)                                             67,190(a)

Other assets and liabilities, net--(1.8)%                             (1,196)
                                                                    --------
NET ASSETS--100.0%                                                  $ 65,994
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $62 and gross depreciation of $1,150 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $68,278.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $1,950 (reported in 000's) or 2.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) All or a portion of security is on loan.
(h) Illiquid and restricted security. At September 30, 2007, these securities amounted to a value of $87 (reported in 000's) or 0.1% of the net assets. For acquisition information see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(i) Amount is less than $1,000.
(j) The rate shown is the discount rate.


                        See Notes to Financial Statements

                       PHOENIX EMERGING MARKETS BOND FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
DOMESTIC CORPORATE BONDS--1.2%

SPECIALIZED FINANCE--1.2%
Interoceanica IV Finance Ltd. 144A
  0% due 11/30/18(b)                                    $   750     $    475
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $503)                                                   475
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--44.4%

ARGENTINA--3.3%
Province of Buenos Aires Series RegS
  9.625% due 4/18/28(e)                                     500          430
Republic of Argentina
  1.330% due 12/31/38(d)                                    200           82
Republic of Argentina PIK Interest
  Capitalization
  8.280% due 12/31/33                                       882          803
Republic of Argentina Series PGDP
  0% due 12/15/35(d)                                         97(f)         3
                                                                    --------
                                                                       1,318
                                                                    --------
BRAZIL--6.6%
Federative Republic of Brazil
  7.875% due 3/7/15                                         500          566
  6.000% due 1/17/17                                      1,150        1,169
  8.875% due 10/14/19                                       700          873
                                                                    --------
                                                                       2,608
                                                                    --------
COLOMBIA--3.3%
Republic of Colombia
  8.125% due 5/21/24                                        400          468
  7.375% due 9/18/37                                        750          827
                                                                    --------
                                                                       1,295
                                                                    --------
COSTA RICA--0.9%
Republic of Costa Rica RegS
  6.548% due 3/20/14(e)                                     350          360
                                                                    --------
DOMINICAN REPUBLIC--1.8%
Dominican Republic 144A
  8.625% due 4/20/27(b)                                     100          113
Dominican Republic RegS(e)
  9.500% due 9/27/11                                        109          116
  9.040% due 1/23/18                                        437          492
                                                                    --------
                                                                         721
                                                                    --------
ECUADOR--2.1%
Republic of Ecuador 144A
  9.375% due 12/15/15(b)                                    100           98
Republic of Ecuador RegS
  12.000% due 11/15/12(e)                                   163          164
  10.000% due 8/15/30(d)                                    650          588
                                                                    --------
                                                                         850
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
EL SALVADOR--1.4%
Republic of El Salvador 144A
  7.625% due 9/21/34(b)                                 $   250     $    282
Republic of El Salvador RegS
  7.650% due 6/15/35(e)                                     250          282
                                                                    --------
                                                                         564
                                                                    --------
FIJI--0.5%
Republic of Fiji
  6.875% due 9/13/11                                        200          184
                                                                    --------
GHANA--0.3%
Republic of Ghana 144A
  8.500% due 10/4/17(b)                                     100          100
                                                                    --------
GUATEMALA--1.0%
Republic of Guatemala RegS
  9.250% due 8/1/13(e)                                      350          402
                                                                    --------
MEXICO--3.4%
Mexican Fixed Rate Bonds Series M
  9.000% due 6/20/13                                      2,500(g)       242
United Mexican States Series B
  6.750% due 9/27/34                                      1,000        1,087
                                                                    --------
                                                                       1,329
                                                                    --------
PANAMA--1.3%
Republic of Panama
  6.700% due 1/26/36                                        500          516
                                                                    --------
PERU--2.0%
Peru Enhanced Pass-Through Finance Ltd. 144A
  0% due 5/31/18(b)                                       1,150          785
                                                                    --------
PHILIPPINES--0.7%
Republic of Philippines
  8.250% due 1/15/14                                        250          281
                                                                    --------
SERBIA--0.6%
Republic of Serbia RegS
  3.750% due 11/1/24(e)                                     250          235
                                                                    --------
TURKEY--6.6%
Republic of Turkey
  11.000% due 1/14/13                                     1,000        1,215
  8.000% due 2/14/34                                        400          435
  6.875% due 3/17/36                                      1,000          959
                                                                    --------
                                                                       2,609
                                                                    --------
UKRAINE--1.8%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                                    400          405
Republic of Ukraine RegS
  8.693% due 8/5/09(e)                                      300          316
                                                                    --------
                                                                         721
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
VENEZUELA--4.6%
Republic of Venezuela
  10.750% due 9/19/13                                   $   300     $    332
  5.750% due 2/26/16                                        750          636
  9.250% due 9/15/27                                        400          415
Republic of Venezuela RegS
  7.000% due 12/1/18(e)                                     500          446
                                                                    --------
                                                                       1,829
                                                                    --------
VIETNAM--2.2%
Socialist Republic of Vietnam
  6.313% due 3/12/16(d)                                     843          831
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,307)                                             17,538
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--47.5%

BAHAMAS--1.2%
Ultrapetrol Ltd.
  9.000% due 11/24/14 (Marine)                              500          481
                                                                    --------
BARBADOS--0.8%
Sagicor Financial Ltd. RegS
  7.500% due 5/12/16 (Multi-line Insurance)(e)              300          308
                                                                    --------
BRAZIL--5.5%
CSN Islands VIII Corp. 144A
  9.750% due 12/16/13 (Steel)(b)                            500          573
CSN Islands VIII Corp. RegS
  9.750% due 12/16/13 (Steel)(e)                            500          571
Marfrig Overseas Ltd. 144A
  9.625% due 11/16/16 (Food Distributors)(b)                200          208
Marfrig Overseas Ltd. RegS
  9.625% due 11/16/16 (Food Distributors)(e)                800          829
                                                                    --------
                                                                       2,181
                                                                    --------
BULGARIA--1.4%
Bulgaria Steel Finance BV
  12.000% due 5/4/13 (Steel)                                600(h)       556
                                                                    --------
COLOMBIA--1.2%
BanColombia S.A.
  6.875% due 5/25/17 (Regional Banks)                       500          486
                                                                    --------
CYPRUS--0.6%
Ritzio International Ltd.
  (Royal Bank of Scotland plc)
  10.000% due 7/27/10 (Diversified Banks)
                                                            250          242
                                                                    --------


                        See Notes to Financial Statements

                       PHOENIX EMERGING MARKETS BOND FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
DOMINICAN REPUBLIC--1.1%
Cerveceria Nacional Dominican Republic 144A
  8.000% due 3/27/14 (Brewers)(b)                       $   402     $    409
                                                                    --------
EGYPT--0.7%
Orascom Telecom Finance RegS
  7.875% due 2/8/14 (Integrated
  Telecommunication Services)(e)                            300          285
                                                                    --------
GERMANY--1.7%
Kreditanstalt fuer Wiederaufbau
  17.000% due 2/5/10 (Investment Banking
  & Brokerage)                                              800(i)       678
                                                                    --------
MEXICO--4.5%
America Movil S.A.B. de C.V. 144A
  8.460% due 12/18/36 (Wireless
  Telecommunication Services)(b)                          3,000(g)       270
Corp Durango S.A.B. de C.V. Series B
  9.500% due 12/31/12 (Paper Packaging)(d)                  250          251
Pemex Project Funding Master Trust
  8.625% due 12/1/23 (Oil & Gas Exploration
  & Production)                                           1,000        1,237
                                                                    --------
                                                                       1,758
                                                                    --------
MONGOLIA--0.9%
Trade & Development Bank of Mongolia LLC
  8.625% due 1/22/10 (Regional Banks)                       350          348
                                                                    --------
NETHERLANDS--4.8%
GTB Finance B.V. 8.500% due 1/29/12
  (Specialized Finance)                                     250          240
ING Bank NV 7.500% due 3/7/08
  (Other Diversified Financial Services)                    200          199
Intergas Finance BV 144A
  6.375% due 5/14/17 (Oil & Gas Storage
  & Transportation)(b)                                      350          338
Majapahit Holding BV 144A(b)
  (Electric Utilities)
  7.750% due 10/17/16                                       850          865
  7.875% due 6/29/37                                        250          244
                                                                    --------
                                                                       1,886
                                                                    --------
PANAMA--0.6%
AES Panama S.A. 144A 6.350% due 12/21/16
  (Independent Power Producers
  & Energy Traders)(b)                                      250          244
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
RUSSIA--12.8%
Gazprom (Gaz Capital) 144A
  7.288% due 8/16/37
  (Oil & Gas Exploration & Production)(b)               $   750     $    797
Gazprom (Gazstream SA) RegS
  5.625% due 7/22/13
  (Integrated Oil & Gas)(e)                                   6            6
Mobile Telesystems Finance SA RegS
  8.375% due 10/14/10 (Wireless
  Telecommunication Services)(e)                            500          513
OJSC Russian Agricultural Bank
  (RSHB Capital SA) 144A
  7.175% due 5/16/13 (Regional Banks)(b)                    200          204
Severstal JSC (Citigroup) RegS
  9.250% due 4/19/14 (Steel)(e)                             500          540
Sinek Capital SA (Edel Capital SA )
  7.700% due 8/3/15 (Oil
  & Gas Storage & Transportation)                         1,000        1,011
TNK-BP Finance SA 144A(b)
  (Integrated Oil & Gas)
  6.875% due 7/18/11                                        200          199
  7.500% due 7/18/16                                        400          398
  6.625% due 3/20/17                                        250          233
TNK-BP Finance SA RegS
  7.500% due 7/18/16 (Integrated Oil & Gas)(e)              400          399
Vimpelcom (UBS Luxembourg SA) RegS(e)
  (Wireless Telecommunication)
  8.000% due 2/11/10                                        250          256
  8.250% due 5/23/16                                        500          516
                                                                    --------
                                                                       5,072
                                                                    --------
SOUTH AFRICA--0.7%
Asian Development Bank
  10.000% due 8/31/10 (Diversified Banks)                 2,000(j)       290
                                                                    --------
SRI LANKA--0.6%
Sri Lanka Telecom plc 6.875% due 11/30/09
  (Integrated Telecommunication Services)                   250          244
                                                                    --------
TURKEY--1.4%
Bosphorus Financial Services Ltd. RegS
  7.358% due 2/15/12
  (Other Diversified Financial Services)(e)                 550          546
                                                                    --------
UKRAINE--1.0%
Kyivstar GSM (Dresdner Bank AG) 144A
  7.750% due 4/27/12 (Integrated
  Telecommunication Services)(b)                            250          248


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
UKRAINE--CONTINUED
The Export-Import Bank of Ukraine
  (Dresdner Bank AG)
  7.750% due 9/23/09 (Diversified Banks)                $   150     $    152
                                                                    --------
                                                                         400
                                                                    --------
UNITED STATES--4.5%
General Electric Capital Corp.
  9.500% due 8/4/10 (Consumer Finance)                    4,000(g)       375
JP Morgan Chase & Co. 144A
  8.000% due 7/9/12
  (Other Diversified Financial Services)(b)              12,000(k)       321
Morgan Stanley 144A
  10.090% due 5/3/17
  (Investment Banking & Brokerage)(b)                     2,000(l)     1,070
                                                                    --------
                                                                       1,766
                                                                    --------
VENEZUELA--1.5%
FertiNitro Finance, Inc. 144A
  8.290% due 4/1/20
  (Fertilizers & Agricultural Chemicals)(b)                 500          428
FertiNitro Finance, Inc. RegS
  8.290% due 4/1/20
  (Fertilizers & Agricultural Chemicals)(e)                 200          171
                                                                    --------
                                                                         599
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $18,568)                                             18,779
----------------------------------------------------------------------------


                                                        SHARES
                                                       --------
FOREIGN COMMON STOCKS(c)--1.2%

GREECE--0.4%
Paragon Shipping, Inc. (Marine)(n)                        8,000          136
                                                                    --------

RUSSIA--0.3%
VTB Bank OJSC GDR (Diversified Banks)(n)                 15,000          134
                                                                    --------

VIETNAM--0.5%
Indochina Capital Vietnam Holdings Ltd.
  (Other Diversified Financial Services)(n)              22,000          200
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $515)                                                   470
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.3%
(IDENTIFIED COST $36,893)                                             37,262
----------------------------------------------------------------------------


                        See Notes to Financial Statements

                       PHOENIX EMERGING MARKETS BOND FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--5.5%

COMMERCIAL PAPER(m)--5.5%
Govco, Inc.
  5.100% due 10/1/07                                    $ 1,490     $  1,490
Northern Illinois Gas Co.
  4.900% due 10/1/07                                        695          695
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,185)                                               2,185
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $39,078)                                             39,447(a)

Other assets and liabilities, net--0.2%                                  134
                                                                    --------
NET ASSETS--100.0%                                                  $ 39,581
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $994 and gross depreciation of $787 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $39,240.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of (reported in 000's) $10,318 or
    26.1 % of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Argentina Peso.
(g) Par value represents Mexican Peso.
(h) Par value represents Euro.
(i) Par value represents Turkish Lira.
(j) Par value represents South African Rand.
(k) Par value represent Indian Rupee.
(l) Par value represents Brazilian Real.
(m) The rate shown is the discount rate.
(n) Non-income producing.




                        See Notes to Financial Statements

                             PHOENIX HIGH YIELD FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
DOMESTIC CORPORATE BONDS--83.9%

ADVERTISING--1.9%
Affinion Group, Inc.
  10.125% due 10/15/13                                  $   645     $    684
  11.500% due 10/15/15                                    1,655        1,746
                                                                    --------
                                                                       2,430
                                                                    --------
AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp. 5.875% due 1/15/15                 550          531
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Levi Strauss & Co.
  9.750% due 1/15/15                                        250          264
  8.875% due 4/1/16                                       1,325        1,371
                                                                    --------
                                                                       1,635
                                                                    --------
AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating
  Trust Interests
  0% due 12/24/07(e)(f)(j)                                5,164            1
                                                                    --------
AUTOMOTIVE RETAIL--0.8%
Hertz Corp. 8.875% due 1/1/14                             1,025        1,061
                                                                    --------
BROADCASTING & CABLE TV--5.2%
Charter Communications Holdings I LLC(c) (h)
  13.500% due 1/15/14                                     1,100        1,084
  11.750% due 5/15/14                                     1,095        1,018
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                      1,230        1,220
EchoStar DBS Corp.
  7.000% due 10/1/13                                        135          139
  7.125% due 2/1/16                                       2,405        2,483
United Artists Theatre Circuit, Inc.
  Series 95-A(k) 9.300% due 7/1/15                          364          364
United Artists Theatre Circuit, Inc.
  Series AW-0(k) 9.300% due 7/1/15                            2            2
United Artists Theatre Circuit, Inc.
  Series BD-1 9.300% due 7/1/15(k)                          393          393
United Artists Theatre Circuit, Inc.
  Series BE-9 9.300% due 7/1/15(k)                           14           14
                                                                    --------
                                                                       6,717
                                                                    --------
BUILDING PRODUCTS--2.8%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                      2,045        1,933
Goodman Global Holdings, Inc.
  7.875% due 12/15/12(h)                                  1,675        1,654
                                                                    --------
                                                                       3,587
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
CASINOS & GAMING--5.1%
American Casino & Entertainment
  Properties LLC
  7.850% due 2/1/12                                     $   395     $    408
American Real Estate Partners
  LP/American Real Estate Finance Corp.
  8.125% due 6/1/12                                       1,515        1,509
  7.125% due 2/15/13                                        705          675
MGM MIRAGE
  7.500% due 6/1/16                                         615          614
  7.625% due 1/15/17                                      1,705        1,696
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12(h)                                   1,050        1,053
Penn National Gaming, Inc.
  6.750% due 3/1/15                                         700          718
                                                                    --------
                                                                       6,673
                                                                    --------
CATALOG RETAIL--1.8%
Harry & David Holdings, Inc.
  10.360% due 3/1/12(c)                                   1,390        1,341
  9.000% due 3/1/13                                       1,055        1,013
                                                                    --------
                                                                       2,354
                                                                    --------
COMMODITY CHEMICALS--1.4%
Lyondell Chemical Co.
  8.000% due 9/15/14                                        160          177
  6.875% due 6/15/17                                      1,535        1,673
                                                                    --------
                                                                       1,850
                                                                    --------
COMMUNICATIONS EQUIPMENT--0.9%
Dycom Industries, Inc.
  8.125% due 10/15/15                                     1,140        1,166
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Ahern Rentals, Inc.
  9.250% due 8/15/13                                      1,070        1,035
Trinity Industries, Inc.
  6.500% due 3/15/14                                        725          700
                                                                    --------
                                                                       1,735
                                                                    --------
CONSTRUCTION MATERIALS--1.2%
Momentive Performance Materials, Inc. 144A
  9.750% due 12/1/14(b)                                   1,510        1,502
                                                                    --------
CONSUMER FINANCE--8.0%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                         765          734
  9.875% due 8/10/11                                        360          365
  7.000% due 10/1/13                                      1,200        1,086
  8.000% due 12/15/16(h)                                  1,565        1,466
GMAC LLC
  7.250% due 3/2/11                                       1,000          970
  6.000% due 12/15/11(h)                                  2,730        2,522
  6.750% due 12/1/14                                      1,130        1,026


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
CONSUMER FINANCE--CONTINUED
Residential Capital LLC
  7.000% due 2/22/11                                    $   495     $    403
  7.875% due 6/30/15                                      2,205        1,780
                                                                    --------
                                                                      10,352
                                                                    --------
DEPARTMENT STORES--1.6%
Bon-Ton Stores, Inc. (The)
  10.250% due 3/15/14(h)                                  2,255        2,120
                                                                    --------
DIVERSIFIED CHEMICALS--1.4%
Huntsman International LLC
  7.875% due 11/15/14                                     1,070        1,145
  7.375% due 1/1/15(h)                                      590          619
                                                                    --------
                                                                       1,764
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
FTI Consulting, Inc.
  7.750% due 10/1/16                                        565          588
Harland Clarke Holdings Corp.(h)
  9.500% due 5/15/15                                      1,050          942
  10.308% due 5/15/15(c)                                    875          785
                                                                    --------
                                                                       2,315
                                                                    --------
DIVERSIFIED METALS & MINING--2.3%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  8.375% due 4/1/17(d)                                    2,735        2,995
                                                                    --------
ELECTRIC UTILITIES--1.7%
Reliant Energy, Inc. 6.750% due 12/15/14                  2,125        2,157
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.1%
Tronox Worldwide LLC/Tronox Finance Corp.
  9.500% due 12/1/12                                      1,410        1,413
                                                                    --------
FOOD RETAIL--0.5%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12(h)                                     640          655
                                                                    --------
HEALTH CARE FACILITIES--3.1%
Community Health Systems, Inc. 144A
  8.875% due 7/15/15(b)                                   2,560        2,643
HCA, Inc. 144A 9.250% due 11/15/16(b)                     1,265        1,347
                                                                    --------
                                                                       3,990
                                                                    --------
HEALTH CARE SERVICES--0.7%
Omnicare, Inc. 6.875% due 12/15/15                        1,049          976
                                                                    --------

                        See Notes to Financial Statements

                             PHOENIX HIGH YIELD FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
TXU Energy Co.7.000% due 3/15/13                       $    995     $  1,094
TXU Corp. Series O 4.800% due 11/15/09                    1,225        1,242
                                                                    --------
                                                                       2,336
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                      1,960        1,984
Qwest Corp.
  7.875% due 9/1/11                                         500          525
  8.875% due 3/15/12                                      1,000        1,096
Qwest Corp. 144A
  6.500% due 6/1/17(b)                                      760          745
Telcordia Technologies, Inc. 144A(b)
  9.110% due 7/15/12(c)                                     835          783
  10.000% due 3/15/13                                     1,220        1,013
                                                                    --------
                                                                       6,146
                                                                    --------
METAL & GLASS CONTAINERS--1.2%
AEP Industries, Inc. 7.875% due 3/15/13(h)                  590          574
Owens-Brockway Glass Container, Inc.
  8.750% due 11/15/12                                       890          931
                                                                    --------
                                                                       1,505
                                                                    --------
MOVIES & ENTERTAINMENT--1.5%
WMG Acquisition Corp. 7.375% due 4/15/14                    240          210
WMG Holdings Corp. 9.500% due 12/15/14(c)                 2,445        1,724
                                                                    --------
                                                                       1,934
                                                                    --------
MULTI-UTILITIES--1.0%
Aquila, Inc. 14.875% due 7/1/12                           1,040        1,316
                                                                    --------
OFFICE SERVICES & SUPPLIES--1.8%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                      2,320        2,343
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.6%
Complete Production Services, Inc.
  8.000% due 12/15/16                                       345          343
Seitel, Inc. 9.750% due 2/15/14                           1,890        1,795
                                                                    --------
                                                                       2,138
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--4.2%
Chesapeake Energy Corp. 6.625% due 1/15/16                2,015        2,015


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Pioneer Natural Resources Co.
  6.650% due 3/15/17(h)                                 $   415     $    390
  6.875% due 5/1/18                                       2,475        2,336
Plains Exploration & Production Co.
  7.000% due 3/15/17                                        815          766
                                                                    --------
                                                                       5,507
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--2.1%
Atlas Pipeline Partners LP
  8.125% due 12/15/15(h)                                    605          599
SemGroup LP 144A 8.750% due 11/15/15(b)                   2,205        2,166
                                                                    --------
                                                                       2,765
                                                                    --------
PACKAGED FOODS & MEATS--1.1%
Pilgrim's Pride Corp.
  7.625% due 5/1/15                                         445          454
  8.375% due 5/1/17(h)                                    1,015        1,040
                                                                    --------
                                                                       1,494
                                                                    --------
PAPER PRODUCTS--3.1%
Exopac Holding Corp. 11.250% due 2/1/14                   2,170        2,278
Mercer International, Inc.
  9.250% due 2/15/13(h)                                   1,780        1,749
                                                                    --------
                                                                       4,027
                                                                    --------
PRECIOUS METALS & MINERALS--1.0%
PNA Group, Inc. 10.750% due 9/1/16                        1,225        1,256
                                                                    --------
PUBLISHING--1.8%
Donnelley (RH), Inc. 144A
  8.875% due 10/15/17(b)                                    745          760
Idearc, Inc. 8.000% due 11/15/16                          1,635        1,639
                                                                    --------
                                                                       2,399
                                                                    --------
SEMICONDUCTORS--1.8%
Freescale Semiconductor, Inc.
  8.875% due 12/15/14                                     1,335        1,295
  10.125% due 12/15/16(h)                                 1,050          982
                                                                    --------
                                                                       2,277
                                                                    --------
SPECIALIZED FINANCE--0.8%
PNA Intermediate Holding Corp. 144A
  12.558% due 2/15/13(b) (c)                              1,025        1,010
                                                                    --------
SPECIALIZED REITS--2.9%
Felcor Lodging LP 8.500% due 6/1/11                       1,030        1,092
Host Marriott LP Series O
  6.375% due 3/15/15                                      1,295        1,272
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                       1,400        1,404
                                                                    --------
                                                                       3,768
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SPECIALTY STORES--0.4%
Morris Publishing Group LLC
  7.000% due 8/1/13                                     $   745     $    587
                                                                    --------
TOBACCO--2.8%
Alliance One International, Inc.
  11.000% due 5/15/12                                     1,525        1,628
Reynolds American, Inc.
  7.300% due 7/15/15                                        455          482
  7.625% due 6/1/16                                         985        1,054
  7.750% due 6/1/18                                         485          519
                                                                    --------
                                                                       3,683
                                                                    --------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Ashtead Capital, Inc. 144A
  9.000% due 8/15/16(b)                                     510          505
                                                                    --------
TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                      2,100        2,068
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $109,737)                                           109,043
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--10.0%

CANADA--4.3%
Cascades, Inc. 7.250% due 2/15/13(h)                      1,900        1,872
CHC Helicopter Corp. 7.375% due 5/1/14                    1,350        1,289
Dollarama 144A 11.160% due 8/15/12(b) (c)                 1,130        1,141
Russel Metals, Inc. 6.375% due 3/1/14                     1,365        1,287
                                                                    --------
                                                                       5,589
                                                                    --------
CHINA--1.0%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                       730          705
  9.500% due 10/15/15(h)                                    650          608
                                                                    --------
                                                                       1,313
                                                                    --------
LUXEMBOURG--1.1%
Basell AF SCA 144A 8.375% due 8/15/15(b) (h)              1,510        1,385
                                                                    --------
POLAND--0.0%
Poland Telecom Finance BV Series B
  14.000% due 12/1/07(e)(f)(j)                            4,942           62
                                                                    --------
SINGAPORE--0.8%
Avago Technologies Finance Ltd.
  10.125% due 12/1/13                                     1,005        1,085
                                                                    --------
UNITED KINGDOM--1.2%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b) (h)                               1,575        1,516
                                                                    --------

                        See Notes to Financial Statements

                             PHOENIX HIGH YIELD FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
UNITED STATES--1.6%
Stratos Global Corp. 9.875% due 2/15/13(h)              $ 1,921     $  2,031
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,923)                                             12,981
--------------------------------------------------------------------------------

                                                        SHARES
                                                       --------
DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(f)(j)                                     76            0
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                                     0
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--93.9%
(IDENTIFIED COST $128,018)                                           122,024
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--22.4%

MONEY MARKET MUTUAL FUNDS--17.3%
State Street Navigator Prime Plus
  (5.30% seven-day effective yield)(g)               22,469,027       22,469


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
FEDERAL AGENCY SECURITIES(i)--5.1%
FHLB 4.000% due 10/1/07                                 $ 1,600        1,600
FHLB 4.700% due 10/19/07                                  5,000        4,988
                                                                    --------
                                                                       6,588
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,057)                                             29,057
----------------------------------------------------------------------------
TOTAL INVESTMENTS--116.3%
(IDENTIFIED COST $157,075)                                           151,081(a)

Other assets and liabilities, net--(16.3)%                           (21,203)
                                                                    --------
NET ASSETS--100.0%                                                  $129,878
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,509 and gross depreciation of $7,678 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $157,250.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $16,517 (reported in 000's) or 12.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Security in default.
(f) Non-income producing.
(g) Represents security purchased with cash collateral received for securities on loan.
(h) All or a portion of security is on loan.
(i) The rate shown is the discount rate.
(j) Illiquid and restricted securities. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $63 (reported in 000's) or 0% of net assets. For acquisition information see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(k) Illiquid security. At September 30, 2007, these securities amounted to a value of $773 (reported in 000's) or 0.6% of the net assets.


                        See Notes to Financial Statements

                            PHOENIX MONEY MARKET FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
FEDERAL AGENCY SECURITIES(d)--11.4%
FHLB
  5.250% due 10/3/07                                    $ 2,000     $  2,000
  5.270% due 11/21/07                                     2,000        2,000
  3.250% due 12/17/07                                     1,500        1,494
  5.375% due 5/5/08                                       2,000        2,000
  5.375% due 8/20/08                                      2,065        2,065
  5.375% due 9/5/08                                       1,500        1,500
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $11,059)                                             11,059
----------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.7%
SBA (Final Maturity  2/25/23) 5.750% due 10/1/07            256          256
SBA (Final Maturity 1/25/21) 5.750% due 10/1/07              27           27
SBA (Final Maturity 10/25/22) 5.750% due 10/1/07            429          428
SBA (Final Maturity 11/25/21) 5.875% due 10/1/07            297          297
SBA (Final Maturity 2/25/23) 5.750% due 10/1/07             198          198
SBA (Final Maturity 3/25/24) 5.625% due 10/1/07             139          119
SBA (Final Maturity 5/25/21) 5.750% due 10/1/07             116          115
SBA (Final Maturity 9/25/23) 5.625% due 10/1/07             230          230
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $1,670)                                               1,670
--------------------------------------------------------------------------------

COMMERCIAL PAPER(f)--67.0%
3M 4.770% due 10/9/07                                     1,000          999
Archer Daniels Midland Co.
  5.050% due 10/30/07                                     1,975        1,967
  5.080% due 11/6/07                                      2,745        2,731
Bank of America Corp.
  5.260% due 10/9/07                                      1,800        1,798
  5.360% due 11/19/07                                     1,400        1,390
Cargill, Inc.
  4.900% due 10/25/07                                     2,000        1,993
  4.900% due 10/26/07                                     2,000        1,993
  4.850% due 10/31/07                                       850          847
Ciesco LLC 5.280% due 10/15/07                            2,660        2,654
Coca-Cola Co. 5.240% due 11/15/07                         1,810        1,798


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
Danaher Corp. 5.000% due 10/1/07                        $ 2,620     $  2,620
Danske Corp.
  5.620% due 10/15/07                                     1,200        1,197
  5.165% due 10/30/07                                     1,500        1,494
Eaton Corp. 5.250% due 10/16/07                           2,250        2,245
Gemini Securitization LLC
  5.350% due 10/9/07                                      2,020        2,018
General Electric Capital Corp.
  5.250% due 10/4/07                                        729          729
  5.230% due 10/16/07                                     1,000          998
  5.240% due 11/6/07                                      1,100        1,094
  5.250% due 11/6/07                                      1,200        1,194
Goldman Sachs Group, Inc. (The)
  5.250% due 10/30/07                                     2,000        1,992
Govco, Inc.
  5.950% due 10/15/07                                     1,050        1,048
  5.245% due 10/23/07                                     1,500        1,495
  5.280% due 11/5/07                                      2,200        2,189
Honeywell International, Inc.
  5.300% due 11/8/07                                        552          549
  5.270% due 11/20/07                                     1,520        1,509
Kimberly-Clark Worldwide
  5.000% due 10/19/07                                     1,955        1,950
NetJets, Inc. 4.750% due 12/10/07                         2,500        2,477
PACCAR Financial Corp.
  4.750% due 10/4/07                                      1,465        1,464
  5.250% due 12/3/07                                      1,500        1,486
Private Export Funding Corp.
  5.300% due 10/10/07                                     1,050        1,049
  4.900% due 12/18/07                                     1,580        1,563
  4.760% due 1/31/08                                      2,100        2,066
Sysco Corp.
  5.250% due 11/27/07                                     2,500        2,479
  4.750% due 12/19/07                                       515          510
Target Corp.
  4.750% due 10/22/07                                     1,300        1,296
  4.770% due 10/29/07                                       580          578
Toyota Motor Credit Corp.
  4.800% due 10/17/07                                       500          499
  5.280% due 12/13/07                                     2,000        1,979
  5.200% due 12/20/07                                     2,070        2,046
UBS Finance Delaware LLC
  5.255% due 10/10/07                                     2,100        2,097
  5.440% due 10/22/07                                       300          299
  5.500% due 10/23/07                                       500          498
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $64,877)                                             64,877
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
MEDIUM-TERM NOTES--19.7%
Citigroup Global Market 6.500% due 2/15/08               $1,500     $  1,506
Danske Bank A/S 144A (Denmark)
  5.466% due 10/17/08(b) (c) (e)                          2,000        2,000
FleetBoston Financial Corp.
  3.850% due 2/15/08                                      1,500        1,492
General Electric Capital Corp. Series A
  6.500% due 12/10/07                                       680          682
HSBC Finance Corp. 5.836% due 2/15/08                     2,325        2,330
HSH Nordbank AG NY 144A (Germany)
  5.196% due 9/22/08(b) (c) (e)                           5,000        5,000
National Australia Bank Ltd. 144A (Australia)
  5.809% due 10/6/08(b) (c) (e)                           2,000        2,000
Nordea Bank AB 144A (Sweden)
  5.810% due 10/9/08(b) (c) (e)                           2,000        2,000
Wells Fargo & Co. 5.694% due 10/17/08(c)                  2,000        2,000
--------------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $19,010)                                             19,010
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $96,616)                                             96,616(a)

Other assets and liabilities, net--0.2%                                  203
                                                                    --------
NET ASSETS--100.0%                                                  $ 96,819
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): At September 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $11,000 (reported in 000's) or 11.36% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) A security is considered foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f) The rate shown is the discount rate.


                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
U.S. GOVERNMENT SECURITIES--0.1%

U.S. TREASURY BONDS--0.1%
U.S. Treasury Bond 4.750% due 2/15/37                   $    75     $     74
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $74)                                                     74
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.3%
FNMA
  5.500% due 4/1/34                                         155          153
  5.500% due 6/1/34                                       1,178        1,157
  6.000% due 8/1/34                                       1,086        1,091
  5.500% due 1/1/35                                       2,485        2,439
  5.500% due 2/1/35                                       1,007          988
  6.000% due 3/1/36                                         760          762
  6.500% due 8/1/36                                         412          420
  6.000% due 10/1/36                                      1,354        1,357
  6.000% due 1/1/37                                         454          454
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                      1,052        1,051
FNMA 05-57, CK
  5.000% due 7/25/35                                        558          556
FNMA 05-74, AG
  5.000% due 9/25/35                                        388          386
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,907)                                             10,814
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--2.5%
FHLB
  6.000% due 6/29/22                                        375          380
FHLMC
  5.200% due 3/5/19                                       1,900        1,873
  5.300% due 5/12/20                                      1,500        1,471
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,697)                                               3,724
----------------------------------------------------------------------------

MUNICIPAL BONDS--0.4%

MASSACHUSETTS--0.2%
Commonwealth of Massachusetts General
  Obligation Series C (FSA Insured)
  5.500% due 12/1/17                                        270          306
                                                                    --------
SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
  Funding Corp. Taxable Series A
  6.720% due 6/1/25                                         287          285
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $590)                                                   591
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.3%
Bear Stearns Structured Products, Inc.
  05-20N, B 144A
  8.631% due 10/25/45(b) (c)                                750          618


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------

Bombardier Capital Mortgage Securitization
  Corp. 99-A, A3 5.980% due 1/15/18(c)                  $   960     $    909
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                                     690          709
Green Tree Financial Corp. 99-2, M2
  7.210% due 12/1/30(c)                                     681          126
IndyMac Manufactured Housing
  Contract 98-1, A3
  6.370% due 9/25/28                                        785          785
Lehman XS Net Interest Margin
  06-GPM7, A1 144A
  6.250% due 12/28/46(b)                                    217          208
MASTR Alternative Net Interest
  Margin 06-6, N1 144A
  6.129% due 9/26/46(b) (c)(q)                              108           71
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,587)                                               3,426
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--29.2%

AEROSPACE & DEFENSE--1.2%
DRS Technologies, Inc. 6.625% due 2/1/16                    500          496
L-3 Communications Corp. 7.625% due 6/15/12                 425          437
L-3 Communications Corp. Series B
  6.375% due 1/15/14                                        550          542
  6.125% due 10/15/15                                       250          247
                                                                    --------
                                                                       1,722
                                                                    --------
AIRLINES--2.9%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                      1,681        1,572
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                        499          503
Delta Air Lines, Inc. 00-1 7.379% due 5/18/10               771          779
United Airlines, Inc. 00-2 7.032% due 10/1/10               911          915
United Airlines, Inc. 01-1 6.071% due 3/1/13                470          473
                                                                    --------
                                                                       4,242
                                                                    --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.750% due 3/15/17                             265          253
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc. 6.250% due 6/15/12                375          381
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. 7.450% due 7/16/31                           375          296
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
AUTOMOTIVE RETAIL--0.3%
Hertz Corp.
  8.875% due 1/1/14                                     $   350     $    362
  10.500% due 1/1/16                                        100          109
                                                                    --------
                                                                         471
                                                                    --------
BROADCASTING & CABLE TV--2.2%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(c)                                    175          163
Charter Communications Holdings I LLC/Charter
  Communications Holdings I Capital Corp.
  11.000% due 10/1/15                                       375          386
Comcast Cable Holdings LLC 7.875% due 8/1/13                500          548
COX Communications, Inc. 5.450% due 12/15/14                375          364
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc.
  6.375% due 6/15/15                                      1,000          954
EchoStar DBS Corp. 6.625% due 10/1/14                       600          604
PanAmSat Corp./Intelsat Corp.
  9.000% due 6/15/16                                        200          207
                                                                    --------
                                                                       3,226
                                                                    --------
BUILDING PRODUCTS--1.3%
Building Materials Corp. of America
  7.750% due 8/1/14                                         390          355
Esco Corp. 144A 8.625% due 12/15/13(b)                      600          594
Masco Corp. 5.850% due 3/15/17                              540          522
Owens Corning, Inc. 6.500% due 12/1/16                      495          479
                                                                    --------
                                                                       1,950
                                                                    --------
CASINOS & GAMING--1.1%
Harrah's Operating Co., Inc. 5.625% due 6/1/15              225          179
MGM MIRAGE 8.500% due 9/15/10                               300          315
Pokagon Gaming Authority 144A 10.375% due 6/15/14(b)        125          138
River Rock Entertainment Authority (The)
  9.750% due 11/1/11                                        250          259
Seminole Hard Rock Entertainment, Inc./Seminole
  Hard Rock International LLC 144A
  8.194% due 3/15/14(b)(c)                                   75           74
Station Casinos, Inc. 6.875% due 3/1/16                     750          656
                                                                    --------
                                                                       1,621
                                                                    --------

                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
COMPUTER HARDWARE--0.2%
International Business Machines Corp.
  5.700% due 9/14/17                                    $   220     $    222
                                                                    --------
CONSUMER FINANCE--3.2%
Ford Motor Credit Co. LLC
  8.359% due 11/2/07(c)                                     150          150
  7.875% due 6/15/10                                        385          376
  8.625% due 11/1/10                                        395          392
  9.875% due 8/10/11                                        345          350
  9.806% due 4/15/12(c)                                      55           57
  7.800% due 6/1/12                                         340          324
GMAC LLC
  7.250% due 3/2/11                                       1,000          970
  6.875% due 9/15/11                                        400          381
  6.000% due 12/15/11                                     1,000          924
Residential Capital LLC
  7.125% due 11/21/08                                       275          246
  7.875% due 6/30/15                                        305          247
SLM Corp. 5.450% due 4/25/11                                300          283
                                                                    --------
                                                                       4,700
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                         525          499
Western Union Co. (The) 5.930% due 10/1/16                  560          553
                                                                    --------
                                                                       1,052
                                                                    --------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. 7.250% due 9/1/16                220          221
Constellation Brands, Inc. 144A
  7.250% due 5/15/17(b)                                     120          121
                                                                    --------
                                                                         342
                                                                    --------
DIVERSIFIED BANKS--0.2%
Blackrock, Inc. 6.250% due 9/15/17                          225          226
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Equifax, Inc. 6.300% due 7/1/17                           1,000        1,010
Mobile Mini, Inc. 144A 6.875% due 5/1/15(b)                 250          244
                                                                    --------
                                                                       1,254
                                                                    --------
DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  6.875% due 2/1/14(d)                                      320          327
Glencore Funding LLC 144A 6.000% due 4/15/14(b)           1,000          986
Neenah Foundry Co. 9.500% due 1/1/17                        500          460
                                                                    --------
                                                                       1,773
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp. 7.125% due 4/1/17                       500          492
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
  5.750% due 2/15/11                                    $   150     $    148
                                                                    --------
GAS UTILITIES--0.3%
AmeriGas Partners LP 7.250% due 5/20/15                     500          495
                                                                    --------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. 144A 9.250% due 11/15/16(b)                       200          213
Psychiatric Solutions, Inc. 7.750% due 7/15/15              375          382
                                                                    --------
                                                                         595
                                                                    --------
HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc. 6.400% due 7/1/17                   450          456
                                                                    --------
HEALTH CARE SUPPLIES--0.2%
Viant Holdings, Inc. 144A 10.125% due 7/15/17(b)            295          276
                                                                    --------
HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd. 6.875% due 12/1/13           1,250        1,241
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Embarq Corp. 7.082% due 6/1/16                              325          337
Qwest Corp. 144A 6.500% due 6/1/17(b)                       215          212
Windstream Corp.
  8.625% due 8/1/16                                         500          536
  7.000% due 3/15/19                                        250          245
                                                                    --------
                                                                       1,330
                                                                    --------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.110% due 1/29/37                500          472
                                                                    --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. 6.300% due 9/15/17                             275          274
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                        600          605
                                                                    --------
METAL & GLASS CONTAINERS--0.4%
Plastipak Holdings, Inc. 144A
  8.500% due 12/15/15(b)                                    500          520
                                                                    --------
MORTGAGE REITS--0.6%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                                     1,000          940
                                                                    --------
MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875% due 5/1/12                         370          389


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
MOVIES & ENTERTAINMENT--CONTINUED
Viacom, Inc. 6.250% due 4/30/16                         $   375     $    376
                                                                    --------
                                                                         765
                                                                    --------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.750% due 2/1/17                               350          359
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--1.5%
Denbury Resources, Inc. 7.500% due 4/1/13                   600          617
Forest Oil Corp. 144A 7.250% due 6/15/19(b)                 700          703
Plains Exploration & Production Co.
  7.750% due 6/15/15                                        400          394
Swift Energy Co. 7.625% due 7/15/11                         500          504
                                                                    --------
                                                                       2,218
                                                                    --------
OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp. 144A 6.500% due 6/1/17(b)                      480          479
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Enterprise Products Partners L.P.
  6.300% due 9/15/17                                        395          396
Kinder Morgan Management LLC
  5.700% due 1/5/16                                         400          366
                                                                    --------
                                                                         762
                                                                    --------
PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc. 6.850% due 4/1/16                         400          414
                                                                    --------
PAPER PACKAGING--0.1%
Jefferson Smurfit Corp. 8.250% due 10/1/12                  135          136
                                                                    --------
PAPER PRODUCTS--0.6%
Abitibi-Consolidated Finance LP 7.875% due 8/1/09           530          474
Verso Paper Holdings LLC & Verso
  Paper, Inc. Series B
  11.375% due 8/1/16                                        375          397
                                                                    --------
                                                                         871
                                                                    --------
PUBLISHING--0.8%
Donnelley (RH), Inc. 144A 8.875% due 10/15/17(b)            275          281
Idearc, Inc. 8.000% due 11/15/16                            500          501
Reader's Digest Association, Inc. (The) 144A
  9.000% due 2/15/17(b)                                     500          452
                                                                    --------
                                                                       1,234
                                                                    --------
RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
  10.000% due 6/15/15(b)                                     50           45
                                                                    --------


                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SPECIALIZED CONSUMER SERVICES--0.7%
Stewart Enterprises, Inc. 6.250% due 2/15/13           $  1,000     $    977
                                                                    --------
SPECIALIZED FINANCE--0.1%
Yankee Acquisition Corp. Series B
  9.750% due 2/15/17                                        125          119
                                                                    --------
SPECIALIZED REITS--1.2%
Health Care REIT, Inc. 5.875% due 5/15/15                 1,000          958
Host Hotels & Resorts LP 6.875% due 11/1/14                 400          401
Realty Income Corp. 6.750% due 8/15/19                      425          426
                                                                    --------
                                                                       1,785
                                                                    --------
TOBACCO--0.6%
Reynolds American, Inc.
  7.300% due 7/15/15                                        500          532
  7.625% due 6/1/16                                         375          401
                                                                    --------
                                                                         933
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                         650          661
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $43,869)                                             43,333
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--8.6%

Adjustable Rate Mortgage Trust 05-3, 2A1
  4.697% due 7/25/35(c)                                     921          914
American Home Mortgage Assets 07-2, M4
  5.661% due 3/25/47(c)                                     644          601
American Tower Trust L 07-1A, C 144A
  5.615% due 4/15/37(b)                                     750          716
Bear Stearns Structured Products, Inc.
  04-15, A2 144A 0% due 11/27/34(b)                         211          201
Bear Stearns Structured Products, Inc. 05-10 144A
  7.628% due 4/26/35(b) (c)                                 432          415
Chase Mortgage Finance Corp. 06-A1, 4A1
  6.045% due 9/25/36(c)                                   1,242        1,243
Citicorp Mortgage Securities, Inc. 06-7, 1A1
  6.000% due 12/25/36                                       983          981
First Horizon Assets Securities, Inc. 05-AR1, 2A1
  5.010% due 4/25/35(c)                                     657          657
Franchise Mortgage Acceptance Co. Loan Receivables
  Trust 98-CA, A2 144A
  6.660% due 1/15/12(b)                                     227          214
Harborview Net Interest Margin Corp.
  06-12, N1 144A
  6.409% due 12/19/36(b)                                    116          115
IndyMac Index Mortgage Loan Trust 06-AR25,
  3A1 6.373% due 9/25/36(c)                               1,041        1,066


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
Lehman Brothers-UBS Commercial Mortgage
Trust 07-C2, H 144A
  6.180% due 2/15/40(b) (c)                             $   850     $    731
Lehman XS Net Interest Margin 06-GPM5, A1 144A
  6.250% due 10/28/46(b)                                    357          345
MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                                    354          334
Residential Accredit Loans, Inc. 02-QS12, B1
  6.250% due 9/25/32                                        405          339
Residential Accredit Loans, Inc. 05-QA4, A5
  5.450% due 4/25/35(c)                                     886          888
Structured Asset Securities Corp. 03-32, 1A1
  5.208% due 11/25/33(c)                                    551          530
Structured Asset Securities Corp. 05-1, 6A1
  6.000% due 2/25/35                                        920          915
Timberstar Trust 06-1, C 144A
  5.884% due 10/15/36(b)                                  1,000          944
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1 5.000% due 5/25/20                              584          569
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,019)                                             12,718
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--21.3%

ARGENTINA--2.4%
Republic of Argentina PIK Interest Capitalization
  8.280% due 12/31/33                                     1,310        1,192
Republic of Argentina Series GDP
  0% due 12/15/35(c)                                     18,193        2,374
                                                                    --------
                                                                       3,566
                                                                    --------
AUSTRALIA--1.1%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                      1,710(f)     1,547
                                                                    --------
BRAZIL--2.0%
Federative Republic of Brazil
  12.500% due 1/5/16                                      2,309(g)     1,470
  10.250% due 1/10/28                                       550(g)       311
  11.000% due 8/17/40                                       840        1,125
                                                                    --------
                                                                       2,906
                                                                    --------
CANADA--1.4%
Commonwealth of Canada 4.250% due 9/1/09                  2,010(i)     2,026
                                                                    --------
COLOMBIA--0.5%
Republic of Colombia
  11.750% due 3/1/10                                    750,000(j)       388
  10.000% due 1/23/12                                       250          292
                                                                    --------
                                                                         680
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
EL SALVADOR--0.3%
Republic of El Salvador 144A
  7.625% due 9/21/34(b)                                 $   350     $    397
                                                                    --------
GERMANY--2.0%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                                   2,056(k)     2,895
                                                                    --------
GUATEMALA--0.5%
Republic of Guatemala 144A
  8.125% due 10/6/34(b)                                     675          783
                                                                    --------
MEXICO--0.8%
United Mexican States Series MI10
  9.500% due 12/18/14                                    12,365(m)     1,234
                                                                    --------
NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                                      1,060(l)       797
                                                                    --------
NORWAY--1.3%
Kingdom of Norway 5.500% due 5/15/09                     10,575(n)     1,981
                                                                    --------
PHILIPPINES--0.6%
Republic of Philippines 7.750% due 1/14/31                  850          946
                                                                    --------
RUSSIA--0.1%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                                 152          170
                                                                    --------
SWEDEN--1.3%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                     12,500(o)     1,965
                                                                    --------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(e)                                     135          148
                                                                    --------
TURKEY--1.5%
Republic of Turkey
  0% due 5/6/09(c)                                        1,400(p)       907
  9.000% due 6/30/11                                        500          552
  11.500% due 1/23/12                                       450          542
  7.250% due 3/15/15                                        250          262
                                                                    --------
                                                                       2,263
                                                                    --------
UKRAINE--0.7%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                                  1,000        1,012
                                                                    --------
UNITED KINGDOM--0.3%
United Kingdom Treasury Bond
  4.250% due 3/7/11                                         200(h)       399
                                                                    --------
URUGUAY--1.2%
Republic of Uruguay 8.000% due 11/18/22                   1,650        1,840
                                                                    --------


                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
VENEZUELA--2.7%
Republic of Venezuela
  5.750% due 2/26/16                                    $   350     $    297
  7.650% due 4/21/25                                        750          673
  9.250% due 9/15/27                                        875          908
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                                    2,260        2,130
                                                                    --------
                                                                       4,008
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $29,187)                                             31,563
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--13.5%

BRAZIL--0.4%
Vale Overseas Ltd.
  6.250% due 1/11/16                                        500          506
  6.250% due 1/23/17                                        140          142
                                                                    --------
                                                                         648
                                                                    --------
CANADA--1.5%
Catalyst Paper Corp. 7.375% due 3/1/14                      375          281
European Investment Bank 144A
  4.600% due 1/30/37(b)                                     375(i)       349
Rogers Cable, Inc. 7.875% due 5/1/12                      1,000        1,078
Rogers Wireless Communications, Inc.
  6.375% due 3/1/14                                         575          582
                                                                    --------
                                                                       2,290
                                                                    --------
CHILE--0.7%
Empresa Nacional de Electricidad SA
  8.350% due 8/1/13                                         350          392
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                                     712          716
                                                                    --------
                                                                       1,108
                                                                    --------
CYPRUS--0.1%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
  8.200% due 6/25/12(b)                                     150          139
                                                                    --------
EGYPT--0.2%
Orascom Telecom Finance SCA 144A
  7.875% due 2/8/14(b)                                      300          285
                                                                    --------
GERMANY--0.3%
Aries Vermoegensverwaltung GmbH 144A
  7.750% due 10/25/09(b)                                    250(k)       387
                                                                    --------
HONG KONG--0.3%
China Properties Group Ltd. 144A
  9.125% due 5/4/14(b)                                      500          451
                                                                    --------
INDIA--0.2%
ICICI Bank Ltd. 144A
  6.375% due 4/30/22(b) (c)                                 375          351
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
JAPAN--0.5%
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (c)                             $   750     $    707
                                                                    --------
KAZAKHSTAN--1.5%
Kazkommerts International BV RegS
  8.000% due 11/3/15(e)                                     250          230
Tengizchevroil Finance Co. SARL 144A
  6.124% due 11/15/14(b)                                  1,000          990
TuranAlem Finance BV 144A
  7.875% due 6/2/10(b)                                    1,000          952
                                                                    --------
                                                                       2,172
                                                                    --------
LUXEMBOURG--0.1%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                     125          127
                                                                    --------
MALAYSIA--0.5%
Malaysia International Shipping Corp.
  Capital Ltd. 144A 6.125% due 7/1/14(b)                    750          765
                                                                    --------
MEXICO--0.3%
Vitro S.A. de C.V. 144A 8.625% due 2/1/12(b)                370          366
                                                                    --------
NETHERLANDS--0.6%
Majapahit Holding BV 144A 7.250% due 6/28/17(b)             825          813
                                                                    --------
RUSSIA--2.3%
AK Transneft OJSC (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                      390          381
Russian Agricultural Bank OJSC
  (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                                     380          359
Gazprom International SA 144A
  7.201% due 2/1/20(b)                                      906          932
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                       935          929
  6.510% due 3/7/22                                         315          313
OJSC Vimpel Communications
  (UBS Luxembourg SA) 144A
  8.375% due 10/22/11(b)                                    500          524
                                                                    --------
                                                                       3,438
                                                                    --------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A 5.796% due 12/29/49(b) (c)             500          487
                                                                    --------
SOUTH KOREA--0.8%
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                                     200          195
Woori Bank 144A 6.125% due 5/3/16(b) (c)                  1,000        1,000
                                                                    --------
                                                                       1,195
                                                                    --------
SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A 6.750% due 5/1/14(b)            375          362
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
  5.875% due 10/27/16(b)                                $   825     $    824
                                                                    --------
UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                     500          481
Vodafone Group plc 6.150% due 2/27/37                       375          361
                                                                    --------
                                                                         842
                                                                    --------
UNITED STATES--1.0%
Morgan Stanley 144A 10.090% due 5/3/17(b)                 1,000(g)       535
Nova Chemicals Corp. 8.484% due 11/15/13(c)                 975          960
                                                                    --------
                                                                       1,495
                                                                    --------
VENEZUELA--0.5%
Petroleos de Venezuela 5.250% due 4/12/17                   950          703
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,247)                                             19,955
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                        300          277
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $261)                                                   277
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--10.8%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  6.875% due 3/31/14(c)                                     125          124
                                                                    --------
ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc. Tranche B
  7.605% due 3/13/14(c)                                      90           88
                                                                    --------
APPAREL RETAIL--0.6%
Hanesbrands, Inc. Tranche B
  7.205% due 9/5/13(c)                                      157          156
HBI Branded Apparel Ltd., Inc. Tranche 2
  9.110% due 3/15/14(c)                                     200          201
Totes Isotoner Corp. Tranche 2
  11.360% due 1/16/14(c)                                    500          490
                                                                    --------
                                                                         847
                                                                    --------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
  7.360% due 10/24/12(c)                                    310          296
                                                                    --------
AUTO PARTS & EQUIPMENT--0.5%
Mark IV Industries, Inc. Tranche 2
  11.100% due 12/19/11(c)                                   175          165


                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
AUTO PARTS & EQUIPMENT--CONTINUED
Mark IV Industries, Inc. Tranche B
  7.862% due 6/21/11(c)                                 $   626     $    603
                                                                    --------
                                                                         768
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. Tranche B
  8.360% due 12/15/13(c)                                    374          363
General Motors Corp. Tranche B
  7.745% due 11/29/13(c)                                    473          459
                                                                    --------
                                                                         822
                                                                    --------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Letter of Credit
  7.110% due 12/21/12(c)                                     50           49
Hertz Corp. Tranche B
  7.100% due 12/21/12(c)                                    238          234
                                                                    --------
                                                                         283
                                                                    --------
BROADCASTING & CABLE TV--0.5%
Charter Communications Operating
  LLC Tranche
  7.360% due 3/6/14(c)                                      744          722
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3
  7.710% due 9/24/14(c)                                     500          485
                                                                    --------
DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche
  7.346% due 4/6/13(c)                                    1,213        1,192
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  7.360% due 1/26/14(c)                                      11           11
ARAMARK Corp. Tranche B
  7.470% due 1/26/14(c)                                     158          155
                                                                    --------
                                                                         166
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
  7.063% due 1/31/14(c)                                     252          249
                                                                    --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc. Tranche
  8.070% due 12/21/13(c)                                    248          247
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
  Letter of Credit A
  7.071% due 3/28/14(c)                                     124          122
Allied Waste North America, Inc. Tranche B
  7.170% due 3/28/14(c)                                     230          228
                                                                    --------
                                                                         350
                                                                    --------
GENERAL REVENUE--0.1%
Wimar Opco LLC/Wimar Opco Finance Corp.
  Tranche B
  7.610% due 1/3/12(c)                                       86           84
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B 7.610% due 11/16/13(c)              $   263     $    259
Health Management Associates, Inc. Tranche B
  7.110% due 2/28/14(c)                                     199          189
LifePoint Hospitals, Inc. Tranche B
  7.165% due 4/15/12(c)                                     227          222
                                                                    --------
                                                                         670
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
NRG Energy, Inc. Letter of Credit
  7.110% due 2/1/13(c)                                      669          658
NRG Energy, Inc. Tranche B1
  7.110% due 2/1/13(c)                                      275          271
                                                                    --------
                                                                         929
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
  7.570% due 8/24/11(c)                                     460          456
                                                                    --------
LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc. Tranche B
  8.208% due 5/17/13(c)                                     524          511
                                                                    --------
OIL & GAS DRILLING--0.2%
Hercules Offshore, Inc. Tranche
  7.110% due 7/11/13(c)                                     250          246
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
  7.661% due 7/1/13(c)                                      387          382
                                                                    --------
PAPER PRODUCTS--1.4%
Domtar, Inc. Tranche B 6.723% due 3/7/14(c)                 270          261
Georgia-Pacific Corp. Tranche A
  7.109% due 12/20/10(c)                                    394          385
Georgia-Pacific Corp. Tranche B1
  7.110% due 12/20/12(c)                                    663          650
NewPage Corp. Tranche B 7.625% due 5/2/11(c)                802          798
                                                                    --------
                                                                       2,094
                                                                    --------
PUBLISHING--0.8%
Idearc, Inc. Tranche B 7.360% due 11/17/14(c)               993          980
Tribune Co. Tranche B 8.360% due 5/17/14(c)                 215          196
                                                                    --------
                                                                       1,176
                                                                    --------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
RESTAURANTS--0.2%
Burger King Corp. Tranche B1
  6.875% due 6/30/12(c)                                 $   375     $    371
                                                                    --------
SPECIALIZED FINANCE--0.9%
Solar Capital Corp. Tranche U.S.
  7.937% due 2/28/14(c)                                   1,426        1,401
                                                                    --------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  7.860% due 12/16/11(c)                                    124          122
                                                                    --------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Letter of Credit
  7.320% due 2/14/11                                         76           75
United Rentals, Inc. Tranche B
  7.720% due 2/14/11(c)                                     167          165
                                                                    --------
                                                                         240
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
  8.117% due 6/16/13(c)                                     617          610
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $16,204)                                             15,931
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.4%

GERMANY--0.4%
Fresenius Medical Care AG & Co. KGaA Tranche B
  6.745% due 3/31/13(c)                                     676          649
----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $676)                                                   649
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
  11.867% due 6/15/09                                       380          348
----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $352)                                                   348
----------------------------------------------------------------------------

                                                        SHARES
                                                       --------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd.                                         4,000     $    266
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $200)                                                   266
----------------------------------------------------------------------------


                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(r)                     137,550     $      2
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $605)                                                     2
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.8%

DIAMONDS(R) Trust Series I                                5,740          797
iShares MSCI EAFE(R) Index Fund                           4,750          392
iShares S&P 500(R) Index Fund                             5,000          765
iShares S&P Midcap 400(R)                                 8,500          749
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,692)                                               2,703
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $146,167)                                           146,374
----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE         VALUE
                                                        (000)         (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER(s)--1.2%
Govco, Inc. 5.100% due 10/1/07                           $1,820     $  1,820
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,820)                                               1,820
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $147,987)                                           148,194(a)

Other assets and liabilities, net--(0.0)%                                146
                                                                    --------
NET ASSETS--100.0%                                                  $148,340
                                                                    ========

At September 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):
                                                          Unrealized
   Contract       In Exchange   Settlement               Appreciation
  to Receive          for          Date        Value    (Depreciation)
  ----------      -----------   ----------    -------   --------------
 158,046 JPY       1,400 USD     11/30/07      1,387         (13)

See the Glossary starting on page 2.


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,777 and gross depreciation of $1,873 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $148,290.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $30,034 (reported in 000's) or 20.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents British Pound.
(i) Par value represents Canadian Dollar.
(j) Par value represents Colombian Peso.
(k) Par value represents Euro.
(l) Par value represents New Zealand Dollar.
(m) Par value represents Mexican Peso.
(n) Par value represents Norwegian Krone.
(o) Par value represents Swedish Krona.
(p) Par value represents Turkish Lira.
(q) Illiquid and restricted security. At September 30, 2007, this security amounted to a value of $71 (reported in 000's) or 0% of the net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(r) Non-income producing.
(s) The rate shown is the discount rate.


                        See Notes to Financial Statements

                      PHOENIX INTERNATIONAL STRATEGIES FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
FOREIGN COMMON STOCKS(c)--98.3%

AUSTRALIA--6.4%
Ausenco Ltd. (Construction & Engineering)                 1,620     $     19
AXA Asia Pacific Holdings Ltd.
  (Life & Health Insurance)                              69,764          483
Bradken Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                               3,751           35
Caltex Australia Ltd. (Oil & Gas
  Refining & Marketing)                                   3,279           68
Centennial Coal Co. Ltd.
  (Coal & Consumable Fuels)                               6,256           21
Commonwealth Bank of Australia
  (Diversified Banks)                                     5,174          259
Leighton Holdings Ltd.
  (Construction & Engineering)                           15,144          692
McPherson's Ltd. (Personal Products)                     10,878           34
Orica Ltd. (Diversified Chemicals)                       16,095          430
Perilya Ltd. (Gold)                                       4,095           14
Qantas Airways Ltd. (Airlines)                          284,933        1,411
QBE Insurance Group Ltd.
  (Property & Casualty Insurance)                        19,500          585
Rio Tinto Ltd. (Diversified
  Metals & Mining)                                        8,549          821
Sally Malay Mining Ltd.
  (Diversified Metals & Mining)                           4,768           21
Santos Ltd. (Oil & Gas
  Exploration & Production)                              98,897        1,321
Tattersall's Ltd. (Casinos & Gaming)                     24,173           85
Woodside Petroleum Ltd. (Oil & Gas
  Exploration & Production)                               9,710          432
                                                                    --------
                                                                       6,731
                                                                    --------
AUSTRIA--0.6%
OMV AG (Integrated Oil & Gas)                             4,508          301
Voestalpine AG (Steel)                                    3,919          339
                                                                    --------
                                                                         640
                                                                    --------
BELGIUM--2.7%
Belgacom SA (Integrated
  Telecommunication Services)                             5,000          232
Delhaize Group (Food Retail)                             10,552        1,011
Dexia SA (Diversified Banks)                             16,339          495
Fortis BB (Other Diversified
  Financial Services)(e)                                  6,396          188
Fortis NA (Other Diversified
  Financial Services)(d)                                 30,738          905
                                                                    --------
                                                                       2,831
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
CANADA--1.7%
Canadian Imperial Bank of Commerce
  (Diversified Banks)                                     2,000     $    190
CGI Group, Inc. Class A (IT Consulting &
  Other Services)(b)                                      4,700           54
Hammond Power Solutions, Inc.
  (Electrical Components & Equipment)(b)                  2,200           29
Jean Coutu Group PJC, Inc.(The)
  Class A (Drug Retail)                                   3,900           52
Magna International, Inc. Class A
  (Auto Parts & Equipment)                                1,000           96
Sherritt International Corp.
  (Diversified Metals & Mining)                           7,500          120
Teck Cominco Ltd. Class B (Gold)                         26,600        1,269
                                                                    --------
                                                                       1,810
                                                                    --------
CHINA--0.7%
C&G Industrial Holdings Ltd. (Textiles)                  58,500           27
Industrial & Commercial Bank of China
  (Diversified Banks)                                   843,000          591
Kazakhmys plc (Diversified Metals & Mining)               4,773          137
Truly International Holdings Ltd.
  (Electronic Equipment Manufacturers)                   10,000           27
                                                                    --------
                                                                         782
                                                                    --------
DENMARK--0.7%
D/S Norden (Marine)                                       6,780          724

FINLAND--1.6%
Fortum Oyj (Electric Utilities)                          10,600          389
Metso Oyj (Industrial Machinery)                          4,837          333
Nokia Oyj (Communications Equipment)                     22,500          856
Outokumpu Oyi (Steel)                                     3,796          136
                                                                    --------
                                                                       1,714
                                                                    --------
FRANCE--9.4%
Air France - KLM (Airlines)                               1,811           67
Alstom (Heavy Electrical Equipment)                       2,151          437
BNP Paribas SA (Diversified Banks)                       17,707        1,938
Bouygues SA (Wireless Telecommunication Services)         3,600          310
Capgemini SA (IT Consulting & Other Services)             8,408          518
Carrefour SA (Hypermarkets & Super Centers)               5,757          403


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
FRANCE--CONTINUED
Compagnie Generale des Etablissements Michelin
  Class B (Tires & Rubber)                                3,056     $    411
Credit Agricole SA (Diversified Banks)                    1,652           64
France Telecom SA (Integrated
  Telecommunication Services)                             2,505           84
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)                   4,174          500
Nexans SA (Electrical
  Components & Equipment)                                   751          124
PPR (Department Stores)                                   1,345          253
Publicis Groupe (Advertising)                             9,538          392
Rallye SA (Specialty Stores)                                297           21
Recylex SA (Diversified
  Metals & Mining)(b)                                     1,497           56
Sanofi-aventis (Pharmaceuticals)                          5,800          491
Societe Generale (Diversified Banks)                     10,915        1,832
Technip SA (Oil & Gas Equipment & Services)               6,075          543
Total SA (Integrated Oil & Gas)                          10,900          886
Vivendi Universal SA
  (Movies & Entertainment)                               10,683          451
                                                                    --------
                                                                       9,781
                                                                    --------
GERMANY--10.3%
Allianz AG Registered Shares
  (Multi-line Insurance)                                  2,800          654
Arcandor AG (Department Stores)(b)                       11,100          372
Commerzbank AG (Diversified Banks)                        6,982          283
Daimler AG Registered Shares
  (Automobile Manufacturers)                              6,600          665
Deutsche Bank AG Registered Shares
  (Diversified Capital Markets)                           5,000          644
Deutsche Lufthansa AG Registered
  Shares (Airlines)                                      36,239        1,042
E.ON AG (Electric Utilities)                              8,752        1,618
GEA Group AG (Industrial Machinery)(b)                    9,217          324
Kloeckner & Co. AG (Trading
  Companies & Distributors)                                 820           57
MAN AG (Industrial Machinery)                             9,292        1,352
MTU Aero Engines Holdings AG
  (Aerospace & Defense)                                   1,138           69
Muenchener Rueckversicherungs-Gesellschaft
  AG Registered Shares (Reinsurance)                      3,704          712
Norddeutsche Affinerie AG (Diversified
  Metals & Mining)                                        2,425          107
Salzgitter AG (Steel)                                     5,479        1,076
Siemens AG (Industrial Conglomerates)                     3,600          495
ThyssenKrupp AG (Steel)                                  17,313        1,103


                        See Notes to Financial Statements

                      PHOENIX INTERNATIONAL STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
GERMANY--CONTINUED
United Internet AG Registered Shares
  (Internet Software & Services)                          4,498     $    101
Volkswagen AG (Automobile Manufacturers)                    267           60
Wincor Nixdorf AG (Computer Hardware)                       832           69
                                                                    --------
                                                                      10,803
                                                                    --------
GREECE--0.5%
Alpha Bank AE (Diversified Banks)                        15,400          537

HONG KONG--3.6%
China Mobile Ltd. (Wireless
  Telecommunication Services)                            48,000          786
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                              42,000          693
Chun Wo Holdings Ltd.
  (Construction & Engineering)                           94,000           21
Guangdong Investments Ltd.
  (Industrial Conglomerates)                            606,000          416
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                             143,000          640
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)                      716,000           54
Sinolink Worldwide Holdings
  (Oil & Gas Storage & Transportation)                   96,000           31
Sun Hung Kai Properties Ltd.
  (Real Estate Management & Development)                 31,000          522
Television Broadcasts Ltd.
  (Broadcasting & Cable TV)                              57,000          342
VTech Holdings Ltd.
  (Communications Equipment)                             29,998          222
                                                                    --------
                                                                       3,727
                                                                    --------
INDIA--0.2%
Infosys Technologies Ltd. Sponsored ADR
  (IT Consulting & Other Services)                        4,400          213

IRELAND--0.3%
Experian Group Ltd. (Diversified
  Commercial & Professional Services)                    30,270          320

ISRAEL--0.1%
Partner Communications Co. Ltd. ADR
  (Wireless Telecommunication Services)                   5,300           88

ITALY--1.7%
Banca Popolare dell'Emilia Romagna
  Scrl (Regional Banks)                                   2,095           48
ENI S.p.A. (Integrated Oil & Gas)                        19,800          734
Fiat S.p.A. (Automobile Manufacturers)                   15,979          483
Indesit Co. S.p.A. (Household Appliances)                 3,705           64


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
ITALY--CONTINUED
UniCredito Italiano S.p.A. (Diversified Banks)           51,700     $    442
                                                                    --------
                                                                       1,771
                                                                    --------
JAPAN--17.6%
Aisin Seiko Co. Ltd. (Auto Parts & Equipment)               600           24
Asahi Pretec Corp. (Environmental &
  Facilities Services)                                      700           23
Aucnet, Inc. (Education Services)                         1,000           20
Bank of Yokohama Ltd. (The) (Regional Banks)             31,000          214
Brother Industries Ltd. (Office Electronics)             19,000          243
Chiba Bank Ltd. (The) (Regional Banks)                    3,000           23
Cosmo Oil Co. Ltd. (Oil & Gas Refining &
  Marketing)                                             48,000          229
Cosmos Initia Co. Ltd. (Real Estate
  Management & Development)                               2,000            8
Create SD Co. Ltd. (Drug Retail)                          1,500           29
East Japan Railway Co. (Railroads)                           66          521
FANUC Ltd. (Industrial Machinery)                         5,400          551
Fuji Machine Manufacturing Co. Ltd.
  (Industrial Machinery)                                    400            8
FUJIFILM Holdings Corp. (Photographic Products)          13,900          643
Fujitsu Ltd. (Computer Hardware)                         41,000          290
Heiwa Corp. (Leisure Products)                            1,400           16
Hudson Soft Co. Ltd. (Leisure Products)(b)                  900           11
Ibiden Co. Ltd. (Electronic Equipment
Manufacturers)                                            4,100          345
Inpex Holdings, Inc. (Oil & Gas
  Exploration & Production)                                  47          483
Isetan Co. Ltd. (Department Stores)                      27,200          367
JFE Shoji Holdings, Inc. (Trading
  Companies & Distributors)                               9,000           62
Juki Corp. (Household Appliances)                         8,000           76
Kao Corp. (Household Products)                           19,000          567
Kosaido Co. Ltd. (Commercial Printing)                    2,000           14
Kyoei Steel Ltd. (Steel)                                    900           28
Leopalace21 Corp. (Real Estate
  Management & Development)                               9,500          312
Makita Corp. (Household Appliances)                       7,400          325
Marubeni Corp. (Trading Companies &
  Distributors)                                          85,000          780
Mitsubishi Corp. (Trading Companies &
  Distributors)                                          19,500          618


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
JAPAN--CONTINUED
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)(g)                                     34     $    305
Mitsui Fudosan Co. Ltd. (Real Estate
  Management & Development)                              25,000          694
Mitsumi Electric Co. Ltd. (Computer
  Storage & Peripherals)                                 13,100          535
Murata Manufacturing Co. Ltd.
  (Electronic Equipment Manufacturers)                    8,700          627
Nikon Corp. (Photographic Products)                      13,000          447
Nintendo Co. Ltd.
  (Home Entertainment Software)                           3,600        1,874
Nippon Electric Glass Co. Ltd.
  (Electronic Equipment Manufacturers)                   37,000          596
Nippon Game Card Corp. (Leisure Products)                     9           14
Nippon Mining Holdings, Inc. (Oil & Gas
  Refining & Marketing)                                  38,500          387
Nippon Oil Corp. (Oil & Gas
  Refining & Marketing)                                  37,000          344
Nisshin Steel Co. Ltd. (Steel)                           37,000          167
Nissin Kogyo Co. Ltd. (Auto Parts & Equipment)            3,600          104
Nomura Holdings, Inc. (Investment
  Banking & Brokerage)                                   19,200          322
Nomura Research Institute Ltd.
  (IT Consulting & Other Services)                        6,300          214
Pacific Management Corp. (Real Estate
  Management & Development)                                  60           75
Seiko Holdings Corp. (Apparel,
  Accessories & Luxury Goods)                             6,000           35
Shin-Etsu Chemical Co. Ltd.
  (Diversified Chemicals)                                 4,000          277
Sojitz Corp. (Trading Companies &
  Distributors)                                         154,900          674
Sumco Corp. (Semiconductors)                             14,100          574
Sumikin Bussan Corp. (Trading
  Companies & Distributors)                               5,000           19
Sumitomo Corp. (Trading Companies &
  Distributors)                                          35,500          686
Sumitomo Metal Industries Ltd. (Steel)                  119,000          694
Sumitomo Metal Mining Co. Ltd.
  (Diversified Metals & Mining)                          13,000          316
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)                                    31,000          235
Tabuchi Electric Co. Ltd. (Electrical
  Components & Equipment)(b)                              4,000           12
Tohto Suisan Co. Ltd. (Food Distributors)                 5,000           12


                        See Notes to Financial Statements

                      PHOENIX INTERNATIONAL STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
JAPAN--CONTINUED
Toshiba Plant Systems & Services Corp.
  (Construction & Engineering)                            5,000     $     49
Toyo Kohan Co. Ltd. (Steel)                               3,000           19
Toyota Motor Corp. (Automobile Manufacturers)            10,200          602
Victor Co. of Japan Ltd. (Consumer Electronics)(b)        9,000           20
Yamaguchi Financial Group, Inc. (Regional Banks)             40           --(h)
Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)         19,600          500
Yamato Kogyo Co. Ltd. (Steel)                             3,100          149
                                                                    --------
                                                                      18,408
                                                                    --------
LUXEMBOURG--0.7%
ArcelorMittal (Steel)                                     9,706          766

MEXICO--0.2%
Grupo Mexico S.A.B. de C.V. Series B
  (Diversified Metals & Mining)                          14,560          104
Telefonos de Mexico S.A.B. de C.V. Series L
  (Integrated Telecommunication Services)                59,600           98
                                                                    --------
                                                                         202
                                                                    --------
NETHERLANDS--5.5%
ASML Holding N.V.
  (Semiconductor Equipment)(b)                           17,100          567
Draka Holding N.V.
  (Electrical Components & Equipment)                     2,305          103
Heineken N.V. (Brewers)                                  20,265        1,330
Hunter Douglas N.V. (Home Furnishings)                    1,450          130
ING Groep N.V. (Other Diversified
  Financial Services)                                    53,213        2,362
Koninklijke Ahold N.V. (Food Retail)(b)                  10,070          152
Koninklijke KPN N.V. (Integrated
  Telecommunication Services)                            16,100          280
OCE N.V. (Office Electronics)(i)                            103            2
OCE N.V. (Office Electronics)(j)                          2,300           49
Randstad Holding N.V. (Human Resources &
  Employment Services)                                    5,200          281
USG People NV (Human Resources &
  Employment Services)                                    1,985           57
Wolters Kluwer N.V. (Publishing)                         15,800          469
                                                                    --------
                                                                       5,782
                                                                    --------
NEW ZEALAND--0.1%
Fletcher Building Ltd. (Construction Materials)           5,455           52

NORWAY--0.0%
Belships ASA (Marine)                                     1,000            5

RUSSIA--3.2%
LUKOIL Sponsored ADR (Integrated Oil & Gas)              20,314        1,692


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
RUSSIA--CONTINUED
Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)                  15,700     $  1,088
Novolipetsk Steel GDR Registered Shares
  (Steel)                                                 2,282           77
Vimpel-Communications Sponsored ADR
  (Wireless Telecommunication Services)                   8,400          227
VTB Bank OJSC Sponsored GDR
  (Diversified Banks)(b)                                 29,239          260
                                                                    --------
                                                                       3,344
                                                                    --------
SINGAPORE--1.0%
CapitaLand Ltd. (Real Estate
  Management & Development)                              67,000          368
Jardine Cycle & Carriage Ltd. (Distributors)             14,000          174
Neptune Orient Lines Ltd. (Marine)                       15,000           53
Rotary Engineering Ltd.
  (Construction & Engineering)                           20,000           19
Singapore Petroleum Co. Ltd. (Oil & Gas
  Refining & Marketing)                                   8,000           37
Swiber Holdings Ltd. (Oil & Gas Equipment &
  Services)(b)                                            6,000           14
United Overseas Bank Ltd.
  (Diversified Banks)                                    25,000          372
                                                                    --------
                                                                       1,037
                                                                    --------
SOUTH KOREA--1.0%
Hanwha Chemical Corp. (Diversified Chemicals)             2,230           59
Hanwha Securities Co. (Investment Banking &
  Brokerage)                                              4,420           86
Honam Petrochemical Corp. (Fertilizers &
  Agricultural Chemicals)                                   711          117
KT Corp. (Integrated Telecommunication
  Services)                                              13,100          658
Mirae Asset Securities Co. Ltd.
  (Investment Banking & Brokerage)                        1,459          140
POSCO (Steel)                                                23           17
                                                                    --------
                                                                       1,077
                                                                    --------
SPAIN--1.5%
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)                                    43,500        1,020
Telefonica SA (Integrated Telecommunication
  Services)                                              17,600          492
                                                                    --------
                                                                       1,512
                                                                    --------
SWEDEN--3.3%
Atlas Copco AB Class A (Industrial Machinery)            10,000          173
Boliden AB (Diversified Metals & Mining)                  7,350          157
Electrolux AB Series B (Household Appliances)             9,766          207


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SWEDEN--CONTINUED
JM AB (Construction & Engineering)                        5,068     $    122
NCC AB Class B (Construction & Engineering)               1,600           40
Skanska AB Class B (Construction & Engineering)          18,300          363
Swedbank AB Class A (Diversified Banks)                  11,738          393
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                            122,900          492
Volvo AB Class B (Construction &
  Farm Machinery & Heavy Trucks)                         83,613        1,456
                                                                    --------
                                                                       3,403
                                                                    --------
SWITZERLAND--5.6%
Actelion Ltd. (Biotechnology)(b)                          1,170           65
Credit Suisse Group Registered Shares
  (Diversified Capital Markets)                           6,500          432
Geberit AG (Building Products)                              440           57
Georg Fisher AG Registered Shares
  (Industrial Machinery)(b)                                 212          146
Holcim Ltd. Registered Shares
  (Construction Materials)                                4,500          497
Novartis AG Registered Shares
  (Pharmaceuticals)                                      16,400          905
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                       5,446          987
Swatch Group AG (The) (Apparel,
  Accessories & Luxury Goods)                               394          129
UBS AG Registered Shares (Diversified
  Capital Markets)                                        8,200          441
Zurich Financial Services AG Registered
  Shares (Multi-line Insurance)                           7,223        2,167
                                                                    --------
                                                                       5,826
                                                                    --------
TAIWAN--0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                         23,140          234
Taiwan Surface Mounting Technology Co. Ltd.
  (Electronic Equipment Manufacturers)                    8,050           18
                                                                    --------
                                                                         252
                                                                    --------
THAILAND--0.2%
CalComp Electronics Thailand PCL
  (Electronic Equipment Manufacturers)                  308,000          102
IRPC PCL (Fertilizers & Agricultural
  Chemicals)                                            269,600           54
                                                                    --------
                                                                         156
                                                                    --------
TURKEY--0.2%
Dogan Sirketler Grubu Holdings A.S.
  (Industrial Machinery)(b)                              74,488          163


                        See Notes to Financial Statements

                      PHOENIX INTERNATIONAL STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
TURKEY--CONTINUED
Tupras-Turkiye Petro RafinerileriA.S.
  (Oil & Gas Refining & Marketing)                        2,910     $     77
                                                                    --------
                                                                         240
                                                                    --------
UNITED KINGDOM--14.2%
Amec plc (Construction & Engineering)                     4,171           63
Antofagasta plc (Diversified Metals & Mining)           137,873        2,150
AstraZeneca plc (Pharmaceuticals)                        30,856        1,546
Aviva plc (Multi-line Insurance)                         27,200          409
BAE Systems plc (Aerospace & Defense)                    57,000          575
Barclays plc (Diversified Banks)                         41,600          507
British Airways plc (Airlines)(b)                        75,938          595
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                              44,000          626
BT Group plc (Integrated Telecommunication
  Services)                                             282,723        1,776
Catlin Group Ltd. (Property & Casualty
  Insurance)                                              1,256           12
Centrica plc (Multi-Utilities)                           27,133          211
easyJet plc (Airlines)(b)                                22,200          238
Emap plc (Publishing)                                    20,500          369
GlaxoSmithKline plc (Pharmaceuticals)                    33,400          886
Imperial Tobacco Group plc (Tobacco)                      1,514           69
Invesco plc (Asset Management &
  Custody Banks)                                         19,700          267
J Sainsbury plc (Food Retail)                            12,408          147
Johnson Matthey plc (Specialty Chemicals)                 7,354          251
KCOM Group plc (Integrated
  Telecommunication Services)                            11,083           15
Legal & General Group plc (Life &
  Health Insurance)                                     187,220          512
Micro Focus International plc
  (Application Software)                                  8,900           54
National Grid plc (Multi-Utilities)                      30,185          484


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED KINGDOM--CONTINUED
NETeller plc (Education Services)(b)                     14,300     $     22
Next plc (Department Stores)                              8,018          322
Petrofac Ltd. (Oil & Gas Equipment & Services)            4,762           45
Rolls-Royce Group plc (Aerospace & Defense)(b)           48,290          516
Royal Bank of Scotland Group plc
  (Diversified Banks)                                    12,892          138
Scottish & Newcastle plc (Brewers)                       31,500          394
Shire plc (Pharmaceuticals)                               4,461          110
Smiths Group plc (Industrial Conglomerates)              17,267          378
Sportingbet plc (Casinos & Gaming)(b)                    16,121           14
SVG Capital plc (Asset Management &
  Custody Banks)                                            933           16
Tate & Lyle plc (Packaged Foods & Meats)                    573            5
THUS Group plc (Alternative Carriers)(b)                 16,468           52
Vodafone Group plc (Wireless
  Telecommunication Services)                           190,979          690
Wolseley plc (Trading Companies &
  Distributors)                                           9,097          154
Yell Group plc (Publishing)                              22,300          196
                                                                    --------
                                                                      14,814
                                                                    --------
UNITED STATES--3.3%
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(d)                              70,999        2,932
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(f)                              13,100          540
                                                                    --------
                                                                       3,472
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $80,750)                                            102,820
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $80,750)                                            102,820
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $80,750)                                            102,820(a)

Other assets and liabilities, net--1.7%                                1,784
                                                                    --------
NET ASSETS--100.0%                                                  $104,604
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,164 and gross depreciation of $2,155 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $80,811.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Shares traded on Amsterdam Exchange.
(e) Shares traded on Brussels Exchange.
(f) Shares traded on London Exchange.
(g) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $305 (reported in 000's) or 0% of net assets.
(h) Value less than $1,000.
(i) Shares traded on Frankfurt Exchange.
(j) Shares traded on China Exchange.


                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND



                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
DOMESTIC COMMON STOCKS--28.4%

UNITED STATES--28.4%
3M Co. (Industrial Conglomerates)                           800     $     75
Abbott Laboratories (Pharmaceuticals)                     1,570           84
Aeropostale, Inc. (Apparel Retail)(b)(d)                  1,500           29
Aetna, Inc. (Managed Health Care)                         4,100          222
AFLAC, Inc. (Life & Health Insurance)                     2,670          152
AGCO Corp. (Construction & Farm
  Machinery & Heavy Trucks)(b)                            1,610           82
Agilent Technologies, Inc. (Electronic
  Equipment Manufacturers)(b)(d)                          4,070          150
AK Steel Holding Corp. (Steel)(b)                         2,460          108
Albemarle Corp. (Specialty Chemicals)                       620           27
Allstate Corp. (The) (Property &
  Casualty Insurance)                                     7,100          406
Altria Group, Inc. (Tobacco)                                970           67
American International Group, Inc.
  (Multi-line Insurance)                                  8,440          571
AmeriCredit Corp. (Consumer Finance)(b)(d)                1,650           29
Amgen, Inc. (Biotechnology)(b)                              610           34
Amkor Technology, Inc.
  (Semiconductors)(b)(d)                                  3,440           40
AMR Corp. (Airlines)(b)(d)                                2,380           53
Anheuser-Busch Cos., Inc. (Brewers)                       2,130          106
Annaly Mortgage Management, Inc.
  (Mortgage REITs)                                        1,900           30
AON Corp. (Insurance Brokers)(d)                          1,750           78
Applied Materials, Inc.
  (Semiconductor Equipment)(d)                            4,600           95
Arrow Electronics, Inc.
  (Technology Distributors)(b)                              500           21
Aspen Technology, Inc.
  (Application Software)(b)(d)                            3,800           54
AT&T, Inc. (Integrated Telecommunication
  Services)                                              21,059          891
Automatic Data Processing, Inc.
  (Data Processing & Outsourced Services)                 3,400          156
Bank of America Corp. (Other Diversified
  Financial Services)                                    20,990        1,055
Bank of Hawaii Corp. (Regional Banks)(d)                    400           21
Bank of New York Mellon Corp. (The)
  (Asset Management & Custody Banks)                      4,913          217
Baxter International, Inc.
  (Health Care Equipment)                                 3,420          192


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
Big Lots, Inc. (General Merchandise
  Stores)(b)(d)                                           2,430     $     72
Biogen Idec, Inc. (Biotechnology)(b)                      2,050          136
BJ's Wholesale Club, Inc.
  (Hypermarkets & Super Centers)(b)                         810           27
BMC Software, Inc. (Systems Software)(b)                  1,990           62
Boeing Co. (The) (Aerospace & Defense)(d)                 4,030          423
Brandywine Realty Trust (Office REITs)(d)                 2,060           52
CapitalSource, Inc. (Mortgage REITs)(d)                   2,070           42
Cardinal Health, Inc. (Health Care
  Distributors)                                           3,370          211
CBS Corp. Class B (Broadcasting & Cable TV)               7,870          248
Cephalon, Inc. (Biotechnology)(b)(d)                        380           28
Chevron Corp. (Integrated Oil & Gas)                      5,470          512
Chubb Corp. (The) (Property & Casualty
  Insurance)                                              1,310           70
CIGNA Corp. (Managed Health Care)                         2,660          142
Cincinnati Financial Corp. (Property &
  Casualty Insurance)                                     1,210           52
Cisco Systems, Inc. (Communications
  Equipment)(b)                                          22,830          756
Citigroup, Inc. (Other Diversified
  Financial Services)                                    11,700          546
Clorox Co. (The) (Household Products)(d)                  3,190          195
Coca-Cola Co. (The) (Soft Drinks)                         4,990          287
Comerica, Inc. (Diversified Banks)(d)                     1,360           70
Computer Sciences Corp. (Data Processing &
  Outsourced Services)(b)(d)                              1,820          102
ConAgra Foods, Inc.
  (Packaged Foods & Meats)                                4,780          125
ConocoPhillips (Integrated Oil & Gas)                     1,900          167
Constellation Energy Group, Inc.
  (Independent Power Producers &
  Energy Traders)(d)                                      2,120          182
Continental Airlines, Inc. Class B
  (Airlines)(b)(d)                                          770           25
Coventry Health Care, Inc.
  (Managed Health Care)(b)                                  610           38
Cummins, Inc. (Construction &
  Farm Machinery & Heavy Trucks)                            260           33


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
Donnelley (R.R.) & Sons Co. (Commercial Printing)         2,800     $    102
Dover Corp. (Industrial Machinery)                          820           42
Dow Chemical Co. (The) (Diversified Chemicals)            2,860          123
Dresser-Rand Group, Inc. (Oil &
  Gas Equipment & Services)(b)                            1,520           65
Dun & Bradstreet Corp. (Diversified
  Commercial & Professional Services)                       950           94
Eaton Corp. (Industrial Machinery)                        3,000          297
eBay, Inc. (Internet Software & Services)(b)              4,650          181
Electronic Data Systems Corp.
  (Data Processing & Outsourced Services)                 5,230          114
Emerson Electric Co. (Electrical
  Components & Equipment)                                 6,300          335
Emulex Corp. (Computer Storage &
  Peripherals)(b)(d)                                      4,100           79
Endo Pharmaceuticals Holdings, Inc.
  (Pharmaceuticals)(b)                                    1,850           57
ENSCO International, Inc. (Oil &
  Gas Drilling)(d)                                          600           34
Expedia, Inc. (Internet Retail)(b)(d)                     1,730           55
Exxon Mobil Corp. (Integrated Oil & Gas)                 18,100        1,675
Family Dollar Stores, Inc.
  (General Merchandise Stores)(d)                         2,350           62
Federated Investors, Inc. Class B
  (Asset Management & Custody Banks)(d)                   1,920           76
FelCor Lodging Trust, Inc.
  (Specialized REITs)                                     3,280           65
FirstEnergy Corp. (Electric Utilities)                    5,420          343
Fiserv, Inc. (Data Processing &
  Outsourced Services)(b)                                 2,930          149
Forest Laboratories, Inc.
  (Pharmaceuticals)(b)                                    2,950          110
Franklin Resources, Inc. (Asset Management &
  Custody Banks)                                          1,100          140
Fuller (H.B.) Co. (Specialty Chemicals)                   1,800           53
Gap, Inc. (The) (Apparel Retail)                          6,150          113
Gardner Denver, Inc. (Industrial Machinery)(b)            1,090           42
General Dynamics Corp. (Aerospace & Defense)              1,030           87
General Electric Co. (Industrial Conglomerates)           2,650          110
General Mills, Inc. (Packaged Foods & Meats)              2,720          158


                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
General Motors Corp. (Automobile
  Manufacturers)(d)                                       2,300     $     84
Global Industries Ltd. (Oil &
  Gas Equipment & Services)(b)                            3,400           88
GrafTech International Ltd. (Electrical
  Components & Equipment)(b)(d)                           1,340           24
Halliburton Co. (Oil & Gas Equipment &
  Services)(d)                                            7,420          285
Harley-Davidson, Inc. (Motorcycle
  Manufacturers)(d)                                         540           25
Hartford Financial Services Group, Inc. (The)
  (Multi-line Insurance)                                    400           37
Hasbro, Inc. (Leisure Products)(d)                        1,120           31
Heinz (H.J.) Co. (Packaged Foods & Meats)(d)              2,930          135
Hewlett-Packard Co. (Computer Hardware)                  11,960          595
Holly Corp. (Oil & Gas Refining & Marketing)              1,790          107
Honeywell International, Inc.
  (Aerospace & Defense)                                   3,750          223
IAC/InterActiveCorp. (Internet Retail)(b)                 2,190           65
Integrated Device Technology, Inc.
  (Semiconductors)(b)                                     4,850           75
Intel Corp. (Semiconductors)                              5,710          148
International Business Machines Corp.
  (Computer Hardware)(d)                                  7,390          871
International Rectifier Corp.
  (Semiconductors)(b)(d)                                    930           31
Intuit, Inc. (Application Software)(b)                      750           23
Invitrogen Corp. (Life Sciences Tools &
  Services)(b)                                              800           65
Johnson & Johnson (Pharmaceuticals)                      11,770          773
JPMorgan Chase & Co. (Other Diversified
  Financial Services)                                    14,840          680
KeyCorp (Regional Banks)(d)                               2,720           88
Kimberly-Clark Corp. (Household Products)(d)              2,400          169
KLA-Tencor Corp. (Semiconductor Equipment)(d)               480           27
Kroger Co. (The) (Food Retail)                            3,950          113
Lam Research Corp. (Semiconductor Equipment)(b)           1,030           55
Lear Corp. (Auto Parts & Equipment)(b)                    3,860          124
Lexmark International, Inc. Class A
  (Computer Storage & Peripherals)(b)(d)                  1,030           43
Lincoln National Corp. (Life & Health
  Insurance)(d)                                           3,420          226
Lockheed Martin Corp. (Aerospace & Defense)               2,890          313
Loews Corp. - Carolina Group (Tobacco)                    3,220          265
Marathon Oil Corp. (Integrated Oil & Gas)                 1,900          108
Masco Corp. (Building Products)(d)                        3,570           83


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
Massey Energy Co. (Coal & Consumable Fuels)(d)            4,110     $     90
McAfee, Inc. (Systems Software)(b)(d)                       850           30
McDonald's Corp. (Restaurants)(d)                         8,070          440
McKesson Corp. (Health Care Distributors)                 3,490          205
Medco Health Solutions, Inc. (Health Care
  Services)(b)                                              980           89
MEMC Electronic Materials, Inc.
  (Semiconductor Equipment)(b)                              750           44
Merck & Co., Inc. (Pharmaceuticals)                      11,690          604
Merrill Lynch & Co., Inc.
  (Investment Banking & Brokerage)                        5,200          371
MetLife, Inc. (Life & Health Insurance)                   7,450          519
Microsoft Corp. (Systems Software)                       32,700          963
Morgan Stanley (Investment Banking &
  Brokerage)                                              2,120          134
National Oilwell Varco, Inc. (Oil &
  Gas Equipment & Services)(b)                            1,750          253
NBTY, Inc. (Personal Products)(b)                         1,700           69
Newell Rubbermaid, Inc. (Housewares &
  Specialties)                                            5,130          148
NIKE, Inc. Class B (Footwear)                             3,280          192
Noble Energy, Inc. (Oil &
  Gas Exploration & Production)                             380           27
Norfolk Southern Corp. (Railroads)                        1,560           81
Northern Trust Corp. (Asset Management &
  Custody Banks)                                          2,380          158
Northrop Grumman Corp. (Aerospace & Defense)              1,790          140
Novellus Systems, Inc.
  (Semiconductor Equipment)(b)(d)                         2,890           79
Nucor Corp. (Steel)(d)                                      300           18
NVIDIA Corp. (Semiconductors)(b)                          3,860          140
Occidental Petroleum Corp.
  (Integrated Oil & Gas)                                 11,090          711
ON Semiconductor Corp. (Semiconductors)(b)(d)             3,700           46
Oracle Corp. (Systems Software)(b)                       17,010          368
OSI Pharmaceuticals, Inc.
  (Biotechnology)(b)(d)                                   4,010          136
Packaging Corporation of America
  (Paper Packaging)                                       2,930           85
Parker Hannifin Corp. (Industrial Machinery)              1,330          149
Penney (J.C.) Co., Inc. (Department Stores)                 400           25
Pepsi Bottling Group, Inc. (The)
  (Soft Drinks)                                           4,449          165
Pfizer, Inc. (Pharmaceuticals)                           25,920          633
Philadelphia Consolidated Holding Co.
  (Property & Casualty Insurance)(b)                        540           22


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
Principal Financial Group, Inc. (The)
  (Life & Health Insurance)(d)                            2,990     $    189
Procter & Gamble Co. (The)
  (Household Products)                                    1,600          113
Prudential Financial, Inc.
  (Life & Health Insurance)                               3,430          335
Public Service Enterprise Group, Inc.
  (Multi-Utilities)                                       3,020          266
Qwest Communications International, Inc.
  (Integrated Telecommunication Services)(b)(d)          16,780          154
RadioShack Corp. (Computer &
  Electronics Retail)(d)                                    850           18
Raytheon Co. (Aerospace & Defense)(d)                     1,990          127
Regions Financial Corp. (Regional Banks)                  3,250           96
SEI Investments Co. (Asset Management &
  Custody Banks)                                          2,810           77
Sherwin-Williams Co. (The)
(Home Improvement Retail)                                 3,820          251
Sprint Nextel Corp. (Wireless
  Telecommunication Services)(d)                          9,160          174
StanCorp Financial Group, Inc.
  (Life & Health Insurance)                                 480           24
Stanley Works (The) (Household Appliances)(d)             1,240           70
State Street Corp. (Asset Management &
  Custody Banks)                                          3,390          231
Sun Microsystems, Inc.
  (Computer Hardware)(b)                                  5,820           33
SunTrust Banks, Inc. (Regional Banks)                       540           41
Symantec Corp. (Systems Software)(b)                      8,810          171
Synovus Financial Corp.(Regional Banks)                   1,360           38
TD Ameritrade Holding Corp.
  (Investment Banking & Brokerage)(b)                     2,080           38
Terra Industries, Inc. (Fertilizers &
  Agricultural Chemicals)(b)                              1,190           37
Texas Instruments, Inc. (Semiconductors)                  6,630          243
Tidewater, Inc. (Oil & Gas Equipment &
  Services)(d)                                            1,560           98
Time Warner, Inc. (Movies & Entertainment)               17,070          313
Toro Co. (The) (Construction &
  Farm Machinery & Heavy Trucks)(d)                       1,500           88
Travelers Cos., Inc. (The) (Property &
  Casualty Insurance)                                     6,220          313
Tyco Electronics Ltd. (Electronic
  Manufacturing Services)                                 4,870          173
Tyco International Ltd.
  (Industrial Conglomerates)                              6,242          277


                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--CONTINUED
United Parcel Service, Inc. Class B
  (Air Freight & Logistics)                                 540     $     41
United States Steel Corp. (Steel)(d)                        360           38
United Technologies Corp. (Aerospace & Defense)           6,920          557
UnitedHealth Group, Inc. (Managed Health Care)            6,640          322
Universal Corp. (Tobacco)(d)                                680           33
Unum Group (Life & Health Insurance)                      1,070           26
Valero Energy Corp. (Oil &
  Gas Refining & Marketing)                                 990           66
Verizon Communications, Inc.
  (Integrated Telecommunication Services)                 4,690          208
VF Corp. (Apparel, Accessories & Luxury Goods)            1,100           89
Viacom, Inc. Class B (Movies &
  Entertainment)(b)(d)                                    7,680          299
Vishay Intertechnology, Inc.
  (Electronic Equipment Manufacturers)(b)                 2,680           35
Wachovia Corp. (Diversified Banks)                        3,580          180
Wal-Mart Stores, Inc. (Hypermarkets &
  Super Centers)(d)                                       5,890          257
Walt Disney Co. (The)
  (Movies & Entertainment)                               11,650          401
WellPoint, Inc. (Managed Health Care)(b)                  2,670          211
Wells Fargo & Co. (Diversified Banks)                    12,470          444
WGL Holdings, Inc. (Gas Utilities)(d)                     2,630           89
Whirlpool Corp. (Household Appliances)(d)                   540           48
Wyeth (Pharmaceuticals)                                   1,810           81
Xerox Corp. (Office Electronics)(b)(d)                    3,860           67
Yum! Brands, Inc. (Restaurants)(d)                        5,200          176
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $28,666)                                             35,178
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--70.4%

AUSTRALIA--4.4%
Ausenco Ltd. (Construction &Engineering)                  1,109           13
AXA Asia Pacific Holdings Ltd. (Life &
  Health Insurance)(d)                                   61,771          427
Caltex Australia Ltd. (Oil &
  Gas Refining & Marketing)                              10,704          224
Leighton Holdings Ltd. (Construction &
  Engineering)(d)                                        11,593          530
Minara Resources Ltd.
  (Diversified Metals & Mining)(d)                        9,419           54
Orica Ltd. (Diversified Chemicals)                       14,790          395
Qantas Airways Ltd. (Airlines)                          264,504        1,310


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
AUSTRALIA--CONTINUED
QBE Insurance Group Ltd. (Property &
  Casualty Insurance)                                    17,900     $    537
Rio Tinto Ltd. (Diversified Metals & Mining)(d)           7,058          678
Sally Malay Mining Ltd.
  (Diversified Metals & Mining)(d)                       12,686           55
Santos Ltd. (Oil & Gas Exploration &
  Production)                                            54,611          729
Tattersall's Ltd. (Casinos & Gaming)                     32,860          116
Woodside Petroleum Ltd. (Oil &
  Gas Exploration & Production)                           8,580          382
Zinifex Ltd. (Diversified Metals & Mining)                3,467           54
                                                                    --------
                                                                       5,504
                                                                    --------
AUSTRIA--0.6%
OMV AG (Integrated Oil & Gas)                             3,402          227
Voestalpine AG (Steel)                                    6,214          537
                                                                    --------
                                                                         764
                                                                    --------
BELGIUM--2.0%
Belgacom SA (Integrated Telecommunication
  Services)                                               4,000          186
Colruyt SA (Food Retail)(d)                                 187           39
Delhaize Group (Food Retail)                              8,012          768
Dexia SA (Diversified Banks)                             18,039          546
Fortis BB (Other Diversified
  Financial Services)                                     5,487          162
Fortis NA (Other Diversified
  Financial Services)(d)                                 17,410          513
InBev N.V. (Brewers)(d)                                   2,973          269
                                                                    --------
                                                                       2,483
                                                                    --------
CANADA--0.8%
Allen-Vanguard Corp. (Specialty Chemicals)(b)             2,400           23
Canadian Imperial Bank of Commerce
  (Diversified Banks)                                     2,635          250
Churchill Corp (The) (Construction &
  Engineering)(b)                                           800           13
Empire Co. Ltd. (Food Retail)                               600           30
Jean Coutu Group PJC, Inc.(The) Class A
  (Drug Retail)                                           3,200           43
Sherritt International Corp.
  (Diversified Metals & Mining)                           4,500           72
Taseko Mines Ltd. (Gold)(b)(d)                           11,100           58
Teck Cominco Ltd. Class B (Gold)                         11,576          552
                                                                    --------
                                                                       1,041
                                                                    --------
CHINA--1.2%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                              41,000          671
Industrial & Commercial Bank of China
  (Diversified Banks)                                   741,000          520
Kazakhmys plc (Diversified Metals & Mining)               8,386          241
                                                                    --------
                                                                       1,432
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
DENMARK--0.5%
D/S Norden (Marine)                                       5,375     $    574

FINLAND--1.0%
Fortum Oyj (Electric Utilities)                           8,000          294
Metso Oyj (Industrial Machinery                           4,031          277
Nokia Oyj (Communications Equipment)                     16,800          639
Ramirent Oyj (Consumer Finance)                           1,192           26
                                                                    --------
                                                                       1,236
                                                                    --------
FRANCE--7.0%
Air France - KLM (Airlines)(d)                           20,411          750
Alstom (Heavy Electrical Equipment)(d)                    1,963          399
BNP Paribas SA (Diversified Banks)(d)                    14,240        1,558
Bouygues SA (Wireless Telecommunication
  Services)(d)                                            3,200          276
Capgemini SA (IT Consulting & Other Services)(d)            352           21
Carrefour SA (Hypermarkets & Super Centers)(d)            4,749          333
Compagnie Generale des Etablissements
  Michelin Class B (Tires & Rubber)(d)                    2,669          359
Credit Agricole SA (Diversified Banks)(d)                 7,388          285
France Telecom SA (Integrated
  Telecommunication Services)                             7,467          250
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)(d)                3,204          384
PPR (Department Stores)                                   1,137          214
Publicis Groupe (Advertising)(d)                          8,164          336
Rallye SA (Specialty Stores)                                291           21
Recylex SA (Diversified Metals & Mining)(b)               1,075           40
Sanofi-aventis (Pharmaceuticals)(d)                       5,100          432
Societe Generale (Diversified Banks)(d)                   7,581        1,272
Technip SA (Oil & Gas Equipment &
  Services)(d)                                            5,895          527
Total SA (Integrated Oil & Gas)(d)                        9,000          732
Vivendi Universal SA (Movies &
  Entertainment)(d)                                      10,677          450
                                                                    --------
                                                                       8,639
                                                                    --------
GERMANY--7.6%
Allianz AG Registered Shares
  (Multi-line Insurance)                                  2,400          561
Arcandor AG (Department Stores)(b)                        8,200          275
Beiersdorf AG (Personal Products)                         2,136          160
Commerzbank AG (Diversified Banks)                        5,962          241
Daimler AG Registered Shares
  (Automobile Manufacturers)                              6,557          660
Deutsche Bank AG Registered Shares
  (Diversified Capital Markets)                           4,400          567


                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
GERMANY--CONTINUED
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                             41,132     $  1,183
E.ON AG (Electric Utilities)                              7,986        1,477
GEA Group AG (Industrial Machinery)(b)                    6,832          240
MAN AG (Industrial Machinery)                             3,161          460
MTU Aero Engines Holdings AG
  (Aerospace & Defense)                                     909           55
Norddeutsche Affinerie AG
  (Diversified Metals & Mining)                           1,458           64
Salzgitter AG (Steel)                                     4,873          957
Siemens AG (Industrial Conglomerates)                     3,100          426
ThyssenKrupp AG (Steel)                                  18,981        1,209
Volkswagen AG (Automobile Manufacturers)                  3,888          879
                                                                    --------
                                                                       9,414
                                                                    --------
GREECE--0.4%
Alpha Bank AE (Diversified Banks)                        12,852          448

HONG KONG--2.1%
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                              37,000          610
Chun Wo Holdings Ltd. (Construction &
  Engineering)                                           44,000           10
Guangdong Investments Ltd.
  (Industrial Conglomerates)                            592,000          406
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                             110,000          493
Mirabell International Holdings
  (Apparel Retail)                                       20,000           13
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)                      706,000           54
Sinolink Worldwide Holdings (Oil &
  Gas Storage & Transportation)                          98,000           31
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                              27,000          455
Television Broadcasts Ltd.
(Broadcasting & Cable TV)                                52,000          312
VTech Holdings Ltd. (Communications Equipment)           34,907          258
                                                                    --------
                                                                       2,642
                                                                    --------
INDIA--0.2%
Infosys Technologies Ltd. Sponsored ADR
  (IT Consulting & Other Services)(d)                     4,000          194

IRELAND--0.2%
Experian Group Ltd. (Diversified
  Commercial & Professional Services)                    26,620          282

ISRAEL--0.0%
Partner Communications Co. Ltd. ADR
  (Wireless Telecommunication Services)(d)                1,900           31


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
ITALY--1.6%
Banca Popolare dell'Emilia Romagna s.c.r.l.
  (Regional Banks)                                        1,113     $     25
Enel S.p.A. (Electric Utilities)                         76,808          870
ENI S.p.A. (Integrated Oil & Gas)                        17,984          667
Indesit Co. S.p.A. (Household Appliances)                 3,033           52
UniCredito Italiano S.p.A.
  (Diversified Banks)                                    37,655          322
                                                                    --------
                                                                       1,936
                                                                    --------
JAPAN--12.5%
Argo 21 Corp. (IT Consulting & Other Services)            7,200           85
Asunaro Aoki Construction Co. Ltd.
  (Construction & Engineering)                            6,000           33
Aucnet, Inc. (Education Services)                           600           12
Bank of Yokohama Ltd. (The) (Regional Banks)(d)          27,000          186
Brother Industries Ltd. (Office Electronics)(d)           9,000          115
Cosmo Oil Co. Ltd. (Oil & Gas Refining &
  Marketing)(d)                                          76,000          363
Cosmos Initia Co. Ltd. (Real Estate
  Management & Development)                               3,000           13
Create SD Co. Ltd. (Drug Retail)                          1,600           31
East Japan Railway Co. (Railroads)(d)                        57          450
Elpida Memory Inc (Semiconductors)(b)(d)                  2,200           81
FANUC Ltd. (IndustrialMachinery)                          4,600          469
FUJIFILM Holdings Corp. (Photographic
  Products)(d)                                            8,200          379
Fujitsu Ltd. (Computer Hardware)(d)                      36,000          254
Heiwa Corp. (Leisure Products)                            1,400           16
Hino Motors Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(d)                      12,000           92
I B Daiwa Corp. (Industrial Machinery)(b)                43,000           14
Ibiden Co. Ltd. (Electronic Equipment
  Manufacturers)(d)                                       3,500          295
Infocom Corp. (IT Consulting & Other Services)               17           10
Inpex Holdings, Inc. (Oil & Gas Exploration &
  Production)(d)                                             40          411
Isetan Co. Ltd. (Department Stores)(d)                   23,800          321
Juki Corp. (Household Appliances)(d)                      6,000           57
Kanto Auto Works Ltd. (Auto Parts & Equipment)            1,700           23
Kao Corp. (Household Products)(d)                        16,000          478


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
JAPAN--CONTINUED
Kohnan Shoji Co. Ltd. (General Merchandise
  Stores)(d)                                              2,500     $     32
Kosaido Co. Ltd. (Commercial Printing)                    9,300           65
Leopalace21 Corp. (Real Estate
  Management & Development)(d)                           10,400          341
Makita Corp. (Household Appliances)                       3,500          154
Marubeni Corp. (Trading Companies &
Distributors)(d)                                        147,000        1,349
Marudai Food Co. Ltd. (Packaged Foods & Meats)            6,000           21
Matsuda Sangyo Co. Ltd. (Environmental &
  Facilities Services)                                    1,140           39
Mikuni Corp. (Auto Parts & Equipment)                     5,000           18
Mitsubishi Corp. (Trading Companies &
  Distributors)(d)                                       16,600          526
Mitsubishi Electric Corp.
  (Heavy Electrical Equipment)                           20,000          251
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)(f)                                     29          260
Mitsui Fudosan Co. Ltd. (Real Estate
  Management & Development)                              22,000          611
Mitsumi Electric Co. Ltd.
  (Computer Storage & Peripherals)                        8,800          359
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)                                7,500          541
Nikon Corp. (Photographic Products)(d)                   10,000          344
Nintendo Co. Ltd. (Home Entertainment
  Software)(d)                                            2,700        1,406
Nippon Electric Glass Co. Ltd. (Electronic
  Equipment Manufacturers)(d)                            32,000          515
Nippon Mining Holdings, Inc. (Oil &
  Gas Refining & Marketing)                              67,500          678
Nippon Oil Corp. (Oil & Gas Refining &
  Marketing)(d)                                          25,000          232
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)(d)                                          17,100          287
Nomura Research Institute Ltd.
  (IT Consulting & Other Services)                        5,500          187
Pacific Management Corp. (Real Estate
  Management & Development)                                  70           87
Proto Corp. (Advertising)                                   500           11
Riso Kagaku Corp. (Office Electronics)                    2,500           51
Seiko Holdings Corp. (Apparel, Accessories &
Luxury Goods)(d)                                          6,000           35
Shin-Etsu Chemical Co. Ltd.
  (Diversified Chemicals)                                 4,000          277
Sinko Industries Ltd. (Building Products)                 7,000           66


                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
JAPAN--CONTINUED
Sumitomo Corp. (Trading Companies &
  Distributors)(d)                                       20,100     $    388
Sumitomo Metal Industries Ltd. (Steel)(d)               102,000          595
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)(d)                                 26,000          197
Tabuchi Electric Co. Ltd.
  (Electrical Components & Equipment)(b)                  4,000           12
Taihei Kogyo Co. Ltd. (Construction &
  Engineering)                                           10,000           54
Tokyo Tekko Co. Ltd. (Steel)(d)                           3,000           17
Toshiba Plant Systems & Services Corp.
  (Construction & Engineering)                            9,000           88
Toyo Kohan Co. Ltd. (Steel)                               3,000           19
Toyo Suisan Kaisha Ltd.
  (Packaged Foods & Meats)                                1,000           19
Toyota Motor Corp. (Automobile
  Manufacturers)(d)                                       8,700          514
Victor Co. of Japan Ltd. (Consumer
  Electronics)(b)                                         8,000           18
Yamaha Motor Co. Ltd. (Motorcycle
  Manufacturers)(d)                                      13,200          337
Yamato Kogyo Co. Ltd. (Steel)(d)                          5,500          264
                                                                    --------
                                                                      15,453
                                                                    --------
LUXEMBOURG--0.5%
ArcelorMittal (Steel)                                     8,179          645

MEXICO--0.2%
Grupo Mexico S.A.B. de C.V. Series B
  (Diversified Metals & Mining)                          11,900           85
Telefonos de Mexico S.A.B. de C.V. Series L
  (Integrated Telecommunication Services)                74,800          123
                                                                    --------
                                                                         208
                                                                    --------
NETHERLANDS--3.5%
ASM International N.V. (Semiconductor
  Equipment)(b)(d)                                        1,988           57
ASML Holding N.V. (Semiconductor Equipment)(b)           16,600          550
Draka Holding N.V. (Electrical
  Components & Equipment)(d)                              3,037          136
Heineken N.V. (Brewers)                                   5,311          348
Hunter Douglas N.V. (Home Furnishings)                    2,414          217
ING Groep N.V. (Other Diversified
  Financial Services)(d)                                 45,975        2,041
Koninklijke KPN N.V. (Integrated
  Telecommunication Services)                            12,200          212
OCE N.V. (Office Electronics)                             4,164           87
Randstad Holding N.V. (Human Resources &
  Employment Services)                                    4,400          238
Unilever N.V. - CVA (Packaged Foods & Meats)                249            8
Wolters Kluwer N.V. (Publishing)                         13,471          400
                                                                    --------
                                                                       4,294
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
NEW ZEALAND--0.1%
Fletcher Building Ltd. (Construction Materials)          14,766     $    142

NORWAY--0.3%
Cermaq ASA (Agricultural Products)                        1,500           28
Orkla ASA (Industrial Conglomerates)                     18,000          322
Petroleum Geo-Services ASA (Oil &
  Gas Equipment & Services)(b)                            2,750           79
                                                                    --------
                                                                         429
                                                                    --------
RUSSIA--2.3%
LUKOIL Sponsored ADR (Integrated Oil & Gas)              10,688          890
Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)                  22,400        1,553
Novolipetsk Steel GDR Registered Shares (Steel)           4,494          151
Vimpel-Communications Sponsored ADR
  (Wireless Telecommunication Services)(d)                2,800           76
VTB Bank OJSC Sponsored GDR (Diversified Banks)(b)       23,595          210
                                                                    --------
                                                                       2,880
                                                                    --------
SINGAPORE--0.8%
CapitaLand Ltd. (Real Estate Management &
  Development)                                           50,000          274
Jardine Cycle & Carriage Ltd. (Distributors)             24,000          299
L.C. Development Ltd.(Real Estate Management &
  Development)                                           29,000            9
Rotary Engineering Ltd. (Construction & Engineering)     44,000           42
Swiber Holdings Ltd. (Oil & Gas Equipment &
  Services)(b)                                           14,000           33
United Overseas Bank Ltd. (Diversified Banks)            21,000          312
                                                                    --------
                                                                         969
                                                                    --------
SOUTH KOREA--0.7%
Hanwha Chemical Corp. (Diversified Chemicals)             3,950          104
Hyundai Heavy Industries Co. Ltd.
  (Construction & Farm Machinery & Heavy Trucks)            137           63
KT Corp. (Integrated Telecommunication Services)         10,800          542
Mirae Asset Securities Co. Ltd.
  (Investment Banking & Brokerage)                          727           70
Woori Finance Holdings Co., Ltd
  (Multi-Sector Holdings)                                 1,730           40
                                                                    --------
                                                                         819
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SPAIN--0.9%
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)(d)                                 32,422     $    760
Telefonica SA (Integrated Telecommunication
  Services)                                              15,100          423
                                                                    --------
                                                                       1,183
                                                                    --------
SWEDEN--1.9%
JM AB (Construction & Engineering)                        3,200           77
Scania AB (Construction & Farm Machinery &
  Heavy Trucks)                                           5,300          136
Skanska AB Class B (Construction &
  Engineering)                                           14,175          281
Swedbank AB Class A (Diversified Banks)                   9,647          322
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                            105,717          423
Volvo AB Class B (Construction &
  Farm Machinery & Heavy Trucks)                         64,167        1,118
                                                                    --------
                                                                       2,357
                                                                    --------
SWITZERLAND--3.9%
Credit Suisse Group Registered Shares
  (Diversified Capital Markets)                           8,397          557
Forbo Holding AG Registered Shares
  (Home Furnishings)(b)                                      30           18
Holcim Ltd. Registered Shares
  (Construction Materials)                                3,300          364
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                                   44           20
Novartis AG Registered Shares
  (Pharmaceuticals)                                      15,710          867
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                       4,537          823
Swatch Group AG (The) (Apparel,
  Accessories & Luxury Goods)                               898          295
UBS AG Registered Shares
  (Diversified Capital Markets)                           7,021          377
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                  4,867        1,460
                                                                    --------
                                                                       4,781
                                                                    --------
TAIWAN--0.3%
Chunghwa Telecom Co. Ltd. (Integrated
  Telecommunication Services)                             1,842            4
Powerchip Semiconductor Corp. (Semiconductors)          149,400           74
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)(d)                      26,130          264
                                                                    --------
                                                                         342
                                                                    --------

                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
THAILAND--0.1%
Aromatics Thailand PCL (Fertilizers &
  Agricultural Chemicals)                                14,400     $     32
IRPC PCL (Fertilizers &
  Agricultural Chemicals)                               258,100           52
                                                                    --------
                                                                          84
                                                                    --------
TURKEY--0.1%
Tupras-Turkiye Petro Rafinerileri A.S.
  (Oil & Gas Refining & Marketing)                        6,335          168

UNITED KINGDOM--10.4%
3i Group plc (Asset Management &
  Custody Banks)                                          9,003          184
Antofagasta plc
  (Diversified Metals & Mining)                         114,146        1,781
AstraZeneca plc (Pharmaceuticals)                        27,426        1,374
Aviva plc (Multi-line Insurance)                         24,270          366
BAE Systems plc (Aerospace & Defense)                    50,010          505
Barclays plc (Diversified Banks)                         36,550          445
British Airways plc (Airlines)(b)                        14,083          110
British American Tobacco plc (Tobacco)                   17,393          623
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                              38,700          550
BT Group plc (Integrated Telecommunication
  Services)                                             238,538        1,498
Character Group plc (The)
  (Leisure Products)                                      2,889           10
CSR plc (Semiconductors)(b)(d)                              751           10
easyJet plc (Airlines)(b)                                19,400          208
Emap plc (Publishing)                                    18,583          334
GlaxoSmithKline plc (Pharmaceuticals)                    29,400          780
Invesco plc (Asset Management &
  Custody Banks)                                         17,600          238


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED KINGDOM--CONTINUED
Johnson Matthey plc (Specialty Chemicals)                 6,326     $    216
KCOM Group plc (Integrated
  Telecommunication Services)                             9,976           14
Keller Group plc (Construction &
  Engineering)                                              759           15
Legal & General Group plc (Life &
  Health Insurance)                                     172,300          471
Michael Page International plc
  (Human Resources & Employment Services)                23,656          200
Micro Focus International plc
  (Application Software)                                  3,289           20
National Grid plc (Multi-Utilities)                      28,212          453
NETeller plc (Education Services)(b)(d)                  15,300           24
Next plc (Department Stores)                                912           37
Petrofac Ltd. (Oil & Gas Equipment &
  Services)                                               7,392           70
Reckitt Benckiser plc (Household Products)                  715           42
Rolls-Royce Group plc (Aerospace &
  Defense)(b)                                            42,477          454
Royal Bank of Scotland Group plc
  (Diversified Banks)                                    19,584          210
Scottish & Newcastle plc (Brewers)                       27,640          346
Smiths Group plc (Industrial Conglomerates)              13,980          306
THUS Group plc (Alternative Carriers)(b)                 11,186           35
Vodafone Group plc (Wireless
  Telecommunication Services)                           167,925          606
Wolseley plc (Trading Companies &
  Distributors)                                           9,874          167
Yell Group plc (Publishing)                              19,440          171
                                                                    --------
                                                                      12,873
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
UNITED STATES--2.3%
Accenture Ltd. Class A (IT Consulting &
  Other Services)                                         2,050     $     83
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(g)                              11,460          473
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(d)                              53,550        2,211
XL Capital Ltd. Class A (Property &
  Casualty Insurance)                                       820           65
                                                                    --------
                                                                       2,832
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $69,476)                                             87,079
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $98,142)                                            122,257
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.9%

MONEY MARKET MUTUAL FUNDS(e)--20.1%
State Street Navigator Prime Plus
(5.30% seven-day effective yield)                    24,900,153       24,900


                                                         PAR
                                                        VALUE
                                                        (000)
                                                       --------


COMMERCIAL PAPER(h)--0.8%
UBS Finance Delaware LLC 4.750% due 10/1/07                $980          980
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,880)                                             25,880
----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.7%
(IDENTIFIED COST $124,022)                                           148,137(a)

Other assets and liabilities, net--(19.7)%                           (24,352)
                                                                    --------
NET ASSETS--100.0%                                                  $123,785
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,296 and gross depreciation of $2,409 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $124,250.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $260 (reported in 000's) or 0.0% of net assets.
(g) Shares  traded on  Amsterdam  Exchange.
(h) The rate shown is the discount rate.



                        See Notes to Financial Statements

                        PHOENIX GROWTH OPPORTUNITIES FUND



                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
DOMESTIC COMMON STOCKS--89.0%

AEROSPACE & DEFENSE--1.2%
Precision Castparts Corp.                                 3,210     $    475
                                                                    --------
AGRICULTURAL PRODUCTS--1.0%
Bunge Ltd.                                                3,510          377
                                                                    --------
AIR FREIGHT & LOGISTICS--1.7%
Robinson (C.H.) Worldwide, Inc.                          11,900          646
                                                                    --------
APPAREL RETAIL--1.3%
Guess?, Inc.                                             10,110          496
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--3.0%
Coach, Inc.(b)                                           15,710          742
Under Armour, Inc. Class A(b)                             7,300          437
                                                                    --------
                                                                       1,179
                                                                    --------
APPLICATION SOFTWARE--1.0%
Salesforce.com, Inc.(b)                                   7,710          396
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Franklin Resources, Inc.                                  3,685          470
                                                                    --------
BIOTECHNOLOGY--3.8%
Celgene Corp.(b)                                          7,520          536
Gilead Sciences, Inc.(b)                                 22,840          934
                                                                    --------
                                                                       1,470
                                                                    --------
CASINOS & GAMING--3.4%
Las Vegas Sands Corp.(b)                                  5,235          698
Wynn Resorts Ltd.                                         4,015          633
                                                                    --------
                                                                       1,331
                                                                    --------
COMMUNICATIONS EQUIPMENT--7.0%
Cisco Systems, Inc.(b)                                   51,560        1,707
F5 Networks, Inc.(b)                                      9,190          342
Juniper Networks, Inc.(b)                                18,410          674
                                                                    --------
                                                                       2,723
                                                                    --------
COMPUTER & ELECTRONICS RETAIL--1.5%
GameStop Corp. Class A(b)                                10,120          570
                                                                    --------
COMPUTER HARDWARE--2.4%
Apple, Inc.(b)                                            6,120          940
                                                                    --------
COMPUTER STORAGE & PERIPHERALS--1.3%
SanDisk Corp.(b)                                          9,500          523
                                                                    --------
CONSTRUCTION & ENGINEERING--1.5%
Shaw Group, Inc. (The)(b)                                10,000          581
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.3%
Cummins, Inc.                                             3,520          450
Deere & Co.                                               5,785          859
                                                                    --------
                                                                       1,309
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
ELECTRICAL COMPONENTS & EQUIPMENT--4.1%
First Solar, Inc.(b)                                      4,560     $    537
Roper Industries, Inc.                                    8,200          537
SunPower Corp. Class A(b)                                 6,630          549
                                                                    --------
                                                                       1,623
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Stericycle, Inc.(b)                                       2,250          129
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
Monsanto Co.                                              8,390          719
                                                                    --------
HEALTH CARE EQUIPMENT--5.8%
Baxter International, Inc.                               14,630          823
Intuitive Surgical, Inc.(b)                               2,965          682
St. Jude Medical, Inc.(b)                                17,440          769
                                                                    --------
                                                                       2,274
                                                                    --------
HEALTH CARE SERVICES--2.6%
Express Scripts, Inc.(b)                                  7,380          412
Medco Health Solutions, Inc.(b)                           6,700          606
                                                                    --------
                                                                       1,018
                                                                    --------
HOME ENTERTAINMENT SOFTWARE--2.7%
Activision, Inc.(b)                                      27,100          585
Electronic Arts, Inc.(b)                                  8,400          470
                                                                    --------
                                                                       1,055
                                                                    --------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                     18,350          760
                                                                    --------
INTERNET RETAIL--3.0%
Amazon.com, Inc.(b)                                       6,970          649
Expedia, Inc.(b)                                         16,310          520
                                                                    --------
                                                                       1,169
                                                                    --------
INTERNET SOFTWARE & SERVICES--5.0%
Google, Inc. Class A(b)                                   2,415        1,370
VeriSign, Inc.(b)                                        17,780          600
                                                                    --------
                                                                       1,970
                                                                    --------
INVESTMENT BANKING & BROKERAGE--1.9%
Goldman Sachs Group, Inc. (The)                           3,360          728
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--2.9%
Charles River Laboratories
  International, Inc.(b)                                  6,290          353
Thermo Fisher Scientific, Inc.(b)                        13,600          785
                                                                    --------
                                                                       1,138
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
XTO Energy, Inc.                                          5,490          340
                                                                    --------
PHARMACEUTICALS--1.3%
Allergan, Inc.                                            7,680          495
                                                                    --------


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SEMICONDUCTOR EQUIPMENT--4.2%
Applied Materials, Inc.                                  32,090     $    664
KLA-Tencor Corp.                                         10,360          578
Varian Semiconductor Equipment
  Associates, Inc.(b)                                     7,870          421
                                                                    --------
                                                                       1,663
                                                                    --------
SEMICONDUCTORS--7.5%
Broadcom Corp. Class A(b)                                23,500          856
Intel Corp.                                              56,810        1,469
NVIDIA Corp.(b)                                          17,285          627
                                                                    --------
                                                                       2,952
                                                                    --------
SOFT DRINKS--1.4%
Hansen Natural Corp.(b)                                   9,870          559
                                                                    --------
SPECIALIZED FINANCE--4.8%
CME Group, Inc.                                           1,390          817
IntercontinentalExchange, Inc.(b)                         3,640          553
Nymex Holdings, Inc.                                      4,035          525
                                                                    --------
                                                                       1,895
                                                                    --------
SYSTEMS SOFTWARE--1.0%
VMware, Inc. Class A(b)                                   4,730          402
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc.(b)                                     5,940          488
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $29,074)                                             34,863
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.5%

COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj Sponsored ADR (Finland)                        11,450          434
Research In Motion Ltd. (United States)(b)                5,670          559
                                                                    --------
                                                                         993
                                                                    --------
HEAVY ELECTRICAL EQUIPMENT--1.9%
ABB Ltd. Sponsored ADR (Switzerland)                     27,990          734
                                                                    --------
PHARMACEUTICALS--1.9%
Shire Pharmaceuticals Group plc ADR
  (United Kingdom)                                       10,290          762
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--2.2%
China Mobile Ltd. ADR (Hong Kong)                         6,020          494
Rogers Communications, Inc. Class B (Canada)              7,760          353
                                                                    --------
                                                                         847
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,744)                                               3,336
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.5%
(IDENTIFIED COST $31,818)                                             38,199
----------------------------------------------------------------------------


                        See Notes to Financial Statements

                        PHOENIX GROWTH OPPORTUNITIES FUND



                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007


                                                                      VALUE
                                                        SHARES        (000)
                                                       --------     --------
SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 5.37%)                                          682,337     $    682
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $682)                                                   682
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $32,500)                                             38,881(a)

Other assets and liabilities, net--0.8%                                  328
                                                                    --------
NET ASSETS--100.0%                                                  $ 39,209
                                                                    ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,329 and gross depreciation of $62 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $32,614.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.







                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007


(Reported in thousands except per share amounts)
                                                                                             ALTERNATIVE FUNDS
                                                                                      -------------------------------
                                                                                           GLOBAL          MARKET
                                                                                       UTILITIES FUND   NEUTRAL FUND
                                                                                      ---------------   -------------
ASSETS
  Investment in securities at value(+)..............................................       $59,551        $ 61,940
  Investment in affiliated funds at value(a)........................................            --              --
  Investment in non-affiliated funds at value(b)....................................            --              --
  Cash .............................................................................             1               4
  Deposits with broker for securities sold short....................................            --          60,417
  Receivables
    Investment securities sold......................................................            --           5,454
    Fund shares sold ...............................................................           290             467
    Receivable from adviser.........................................................            --              --
    Dividends.......................................................................           115              60
    Interest........................................................................            --             146
    Tax reclaims....................................................................             9              --
  Prepaid expenses..................................................................            12              22
  Other assets......................................................................             3              28
                                                                                           -------        --------
         Total assets...............................................................        59,981         128,538
                                                                                           -------        --------
LIABILITIES:
  Cash overdraft....................................................................            --              --
  Securities sold short at value....................................................            --          59,214
  Payables
    Fund shares repurchased.........................................................            --(++)         108
    Investment securities purchased ................................................            --           4,522
    Investment advisory fee.........................................................            27              52
    Dividends on short sales........................................................            --              59
    Administration fee..............................................................             4               5
    Transfer agent fee..............................................................             3              13
    Trustees' fee...................................................................            --(++)          --(++)
    Distribution and service fees...................................................            13              19
    Dividend distributions..........................................................            --              --
    Professional fee................................................................            18              36
    Trustee deferred compensation plan..............................................             3              28
    Other accrued expenses .........................................................            11              14
                                                                                           -------        --------
         Total liabilities..........................................................            79          64,070
                                                                                           -------        --------
NET ASSETS..........................................................................       $59,902        $ 64,468
                                                                                           =======        ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..................................       $51,963        $ 89,489
  Undistributed net investment income (distributions in excess of net
    investment income)..............................................................             5             969
  Accumulated net realized gain (loss)..............................................         2,307         (31,365)
  Net unrealized appreciation (depreciation) on investments.........................         5,627           2,385
  Net unrealized appreciation (depreciation) on securities sold short...............            --           2,990
                                                                                           -------        --------
NET ASSETS..........................................................................       $59,902        $ 64,468
                                                                                           =======        ========

         CLASS I:     Net asset value, offering price and redemption price per share
                                                     (net assets/shares outstanding)            --              --
                                                                                           -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization            --              --
                                                                                           -------        --------
                                                                          Net Assets            --              --
                                                                                           -------        --------
         CLASS A:                                          Net asset value per share
                                                     (net assets/shares outstanding)       $ 13.70        $  10.53
                                                                                           -------        --------
                                                 Maximum offering price per share(d)       $ 14.54        $  11.17
                                                                                           -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization         4,231           5,188
                                                                                           -------        --------
                                                                          Net Assets       $57,938        $ 54,630
                                                                                           -------        --------
         CLASS B:                       Net asset value and offering price per share            --        $  10.17
                                                                                           -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization            --             261
                                                                                           -------        --------
                                                                          Net Assets            --        $  2,651
                                                                                           =======        ========
         CLASS C:                       Net asset value and offering price per share       $ 13.66        $  10.12
                                                                                           -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization           144             710
                                                                                           -------        --------
                                                                          Net Assets       $ 1,964        $  7,187
                                                                                           -------        --------
    (+)  Investment in securities at cost ..........................................       $53,925        $ 59,555
    (a)  Investment in affiliated funds at cost ....................................            --              --
    (b)  Investment in non-affiliated funds at cost ................................            --              --
    (c)  Proceeds from securities sold short .......................................            --        $ 62,204
    (++) Amount is less than $1,000.
    (o)  $1 Par Value
    (d)  Maximum offering price per share represents NAV/(1-5.75%) for Alternative Funds and Fund of Funds, and NAV/(1-4.75%)
         for Fixed Income Funds.

                        See Notes to Financial Statements

(Reported in thousands except per share amounts)
                                                                                                 FUNDS OF FUNDS
                                                                                       ---------------------------------
                                                                                        DIVERSIFIER  WEALTH ACCUMULATOR
                                                                                         PHOLIO(SM)     PHOLIO(SM)
                                                                                       ------------  -------------------
ASSETS
  Investment in securities at value(+)..............................................      $  1,125         $   185
  Investment in affiliated funds at value(a)........................................        96,012          14,118
  Investment in non-affiliated funds at value(b)....................................        81,102              --
  Cash .............................................................................            --               4
  Deposits with broker for securities sold short....................................            --              --
  Receivables
    Investment securities sold......................................................            --              --
    Fund shares sold ...............................................................         1,526              54
    Receivable from adviser.........................................................             8               4
    Dividends.......................................................................           217              --
    Interest........................................................................            --              --
    Tax reclaims....................................................................            --              --
  Prepaid expenses..................................................................            21              24
  Other assets......................................................................            --(++)           1
                                                                                          --------         -------
         Total assets...............................................................       180,011          14,390
                                                                                          --------         -------
LIABILITIES:
  Cash overdraft....................................................................            --(++)          --
  Securities sold short at value....................................................            --              --
  Payables
    Fund shares repurchased.........................................................           896              57
    Investment securities purchased ................................................         1,005             174
    Investment advisory fee.........................................................            --              --
    Dividends on short sales........................................................            --              --
    Administration fee..............................................................            11               1
    Transfer agent fee..............................................................            26               3
    Trustees' fee...................................................................             1              --(++)
    Distribution and service fees...................................................            55               2
    Dividend distributions..........................................................            --              --
    Professional fee................................................................            23              23
    Trustee deferred compensation plan..............................................            --(++)           1
    Other accrued expenses .........................................................            31               4
                                                                                          --------         -------
         Total liabilities..........................................................         2,048             265
                                                                                          --------         -------
NET ASSETS..........................................................................      $177,963         $14,125
                                                                                          ========         =======
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..................................      $170,629         $12,641
  Undistributed net investment income (distributions in excess of net
    investment income)..............................................................           381              (1)
  Accumulated net realized gain (loss)..............................................        (2,555)            (50)
  Net unrealized appreciation (depreciation) on investments.........................         9,508           1,535
  Net unrealized appreciation (depreciation) on securities sold short...............            --              --
                                                                                          --------         -------
NET ASSETS..........................................................................      $177,963         $14,125
                                                                                          ========         =======

         CLASS I:     Net asset value, offering price and redemption price per share
                                                     (net assets/shares outstanding)            --              --
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization            --              --
                                                                                          --------         -------
                                                                          Net Assets            --              --
                                                                                          --------         -------
         CLASS A:                                          Net asset value per share
                                                     (net assets/shares outstanding)      $  11.80         $ 12.58
                                                                                          --------         -------
                                                 Maximum offering price per share(d)      $  12.52         $ 13.35
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         9,288             767
                                                                                          --------         -------
                                                                          Net Assets      $109,620         $ 9,647
                                                                                          --------         -------
         CLASS B:                       Net asset value and offering price per share            --              --
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization            --              --
                                                                                          --------         -------
                                                                          Net Assets            --              --
                                                                                          --------         -------
         CLASS C:                       Net asset value and offering price per share      $  11.70         $ 12.49
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         5,842             358
                                                                                          --------         -------
                                                                          Net Assets      $ 68,343         $ 4,478
                                                                                          --------         -------
    (+)  Investment in securities at cost ..........................................      $  1,125         $   185
    (a)  Investment in affiliated funds at cost ....................................      $ 94,612         $12,583
    (b)  Investment in non-affiliated funds at cost ................................      $ 72,994              --
    (c)  Proceeds from securities sold short .......................................            --              --
    (++) Amount is less than $1,000.
    (o)  $1 Par Value
    (d)  Maximum offering price per share represents NAV/(1-5.75%) for Alternative Funds and Fund of Funds, and NAV/(1-4.75%)
         for Fixed Income Funds.

(Reported in thousands except per share amounts)
                                                                                               FUNDS OF FUNDS
                                                                                     ----------------------------------
                                                                                      WEALTH BUILDER   WEALTH GUARDIAN
                                                                                       PHOLIO(SM)         PHOLIO(SM)
                                                                                     ---------------   ----------------
ASSETS
  Investment in securities at value(+)..............................................      $  3,075         $   990
  Investment in affiliated funds at value(a)........................................       135,298          61,801
  Investment in non-affiliated funds at value(b)....................................            --              --
  Cash .............................................................................             5               3
  Deposits with broker for securities sold short....................................            --              --
  Receivables
    Investment securities sold......................................................            --              --
    Fund shares sold ...............................................................           135               5
    Receivable from adviser.........................................................             7               3
    Dividends.......................................................................            --(++)          --(++)
    Interest........................................................................            --              --
    Tax reclaims....................................................................            --              --
  Prepaid expenses..................................................................            33              25
  Other assets......................................................................            26              12
                                                                                          --------         -------
         Total assets...............................................................       138,579          62,839
                                                                                          --------         -------
LIABILITIES:
  Cash overdraft....................................................................            --              --
  Securities sold short at value....................................................            --              --
  Payables
    Fund shares repurchased.........................................................           241              42
    Investment securities purchased ................................................         2,337             655
    Investment advisory fee.........................................................            --              --
    Dividends on short sales........................................................            --              --
    Administration fee..............................................................             9               4
    Transfer agent fee..............................................................            25               8
    Trustees' fee...................................................................             1              --(++)
    Distribution and service fees...................................................            47              20
    Dividend distributions..........................................................            --              --
    Professional fee................................................................            22              23
    Trustee deferred compensation plan..............................................            26              12
    Other accrued expenses .........................................................            27              13
                                                                                          --------         -------
         Total liabilities..........................................................         2,735             777
                                                                                          --------         -------
NET ASSETS..........................................................................      $135,844         $62,062
                                                                                          ========         =======
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..................................      $115,307         $55,583
  Undistributed net investment income (distributions in excess of net
    investment income)..............................................................            54              72
  Accumulated net realized gain (loss)..............................................           156            (203)
  Net unrealized appreciation (depreciation) on investments.........................        20,327           6,610
  Net unrealized appreciation (depreciation) on securities sold short...............            --              --
                                                                                          --------         -------
NET ASSETS..........................................................................      $135,844         $62,062
                                                                                          ========         =======

         CLASS I:     Net asset value, offering price and redemption price per share
                                                     (net assets/shares outstanding)            --              --
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization            --              --
                                                                                          --------         -------
                                                                          Net Assets            --              --
                                                                                          --------         -------
         CLASS A:                                          Net asset value per share
                                                     (net assets/shares outstanding)      $  12.81         $ 12.01
                                                                                          --------         -------
                                                 Maximum offering price per share(d)      $  13.59         $ 12.74
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         4,578           2,476
                                                                                          --------         -------
                                                                          Net Assets      $ 58,663         $29,742
                                                                                          --------         -------
         CLASS B:                       Net asset value and offering price per share            --              --
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization            --              --
                                                                                          --------         -------
                                                                          Net Assets            --              --
                                                                                          --------         -------
         CLASS C:                       Net asset value and offering price per share      $  12.74         $ 11.98
                                                                                          --------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         6,060           2,698
                                                                                          --------         -------
                                                                          Net Assets      $ 77,181         $32,320
                                                                                          --------         -------
    (+)  Investment in securities at cost ..........................................      $  3,075         $   990
    (a)  Investment in affiliated funds at cost ....................................      $114,971         $55,191
    (b)  Investment in non-affiliated funds at cost ................................            --              --
    (c)  Proceeds from securities sold short .......................................            --              --
    (++) Amount is less than $1,000.
    (o)  $1 Par Value
    (d)  Maximum offering price per share represents NAV/(1-5.75%) for Alternative Funds and Fund of Funds, and NAV/(1-4.75%)
         for Fixed Income Funds.

(Reported in thousands except per share amounts)
                                                                                               FIXED INCOME FUNDS
                                                                                          ----------------------------
                                                                                                        CA TAX-EXEMPT
                                                                                           BOND FUND      BOND FUND
                                                                                          ----------   ---------------
ASSETS
  Investment in securities at value(+)..............................................       $85,621         $66,581
  Investment in affiliated funds at value(a)........................................            --              --
  Investment in non-affiliated funds at value(b)....................................            --              --
  Cash .............................................................................            93               1
  Deposits with broker for securities sold short....................................            --              --
  Receivables
    Investment securities sold......................................................         3,706              --
    Fund shares sold ...............................................................           292              --(++)
    Receivable from adviser.........................................................            --              --
    Dividends.......................................................................            --              --
    Interest........................................................................           872             954
    Tax reclaims....................................................................            --              --
  Prepaid expenses..................................................................            37              19
  Other assets......................................................................            21              15
                                                                                           -------         -------
         Total assets...............................................................        90,642          67,570
                                                                                           -------         -------
LIABILITIES:
  Cash overdraft....................................................................            --              --
  Securities sold short at value....................................................            --              --
  Payables
    Fund shares repurchased.........................................................             9               5
    Investment securities purchased ................................................         3,539              --
    Investment advisory fee.........................................................            48              22
    Dividends on short sales........................................................            --              --
    Administration fee..............................................................             6               5
    Transfer agent fee..............................................................             8               5
    Trustees' fee...................................................................             1              --(++)
    Distribution and service fees...................................................            11               8
    Dividend distributions..........................................................            --             113
    Professional fee................................................................            29              18
    Trustee deferred compensation plan..............................................            21              15
    Other accrued expenses .........................................................            21               8
                                                                                           -------         -------
         Total liabilities..........................................................         3,693             199
                                                                                           -------         -------
NET ASSETS..........................................................................       $86,949         $67,371
                                                                                           =======         =======
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..................................       $89,136         $65,253
  Undistributed net investment income (distributions in excess of net
    investment income)..............................................................            (8)             34
  Accumulated net realized gain (loss)..............................................        (1,950)           (148)
  Net unrealized appreciation (depreciation) on investments.........................          (229)          2,232
  Net unrealized appreciation (depreciation) on securities sold short...............            --              --
                                                                                           -------         -------
NET ASSETS..........................................................................       $86,949         $67,371
                                                                                           =======         =======

         CLASS I:     Net asset value, offering price and redemption price per share
                                                     (net assets/shares outstanding)       $ 10.32         $ 12.08
                                                                                           -------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         5,045(o)        2,341
                                                                                           -------         -------
                                                                          Net Assets       $52,044         $28,277
                                                                                           -------         -------
         CLASS A:                                          Net asset value per share
                                                     (net assets/shares outstanding)       $ 10.21         $ 12.09
                                                                                           -------         -------
                                                 Maximum offering price per share(d)       $ 10.72         $ 12.69
                                                                                           -------         -------
                  Shares of beneficial interest outstanding, unlimited authorization         2,847(o)        3,234
                                                                                           -------         -------
                                                                          Net Assets       $29,077         $39,094
                                                                                           -------         -------
         CLASS B:                       Net asset value and offering price per share       $ 10.01              --
                                                                                           -------         -------
                  Shares of beneficial interest outstanding, unlimited authorization           429(o)           --
                                                                                           -------         -------
                                                                          Net Assets       $ 4,294              --
                                                                                           -------         -------
         CLASS C:                       Net asset value and offering price per share       $ 10.04              --
                                                                                           -------         -------
                  Shares of beneficial interest outstanding, unlimited authorization           153(o)           --
                                                                                           -------         -------
                                                                          Net Assets       $ 1,534              --
                                                                                           -------         -------
    (+)  Investment in securities at cost ..........................................       $85,850         $64,349
    (a)  Investment in affiliated funds at cost ....................................            --              --
    (b)  Investment in non-affiliated funds at cost ................................            --              --
    (c)  Proceeds from securities sold short .......................................            --              --
    (++) Amount is less than $1,000.
    (o)  $1 Par Value
    (d)  Maximum offering price per share represents NAV/(1-5.75%) for Alternative Funds and Fund of Funds, and NAV/(1-4.75%)
         for Fixed Income Funds.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 2007


(Reported in thousands except per share amounts)
                                                                                               FIXED INCOME FUNDS
                                                                                        -------------------------------
                                                                                           CORE       EMERGING MARKETS
                                                                                         BOND FUND        BOND FUND
                                                                                        -----------  ------------------
ASSETS
  Investment in securities at value(+@).............................................      $ 67,190        $ 39,447
  Foreign currency at value(*)......................................................            --              --
  Cash .............................................................................             3               2
  Receivables
    Investment securities sold......................................................            --              --
    Fund shares sold ...............................................................             4             149
    Dividends.......................................................................            --              --
    Interest........................................................................           486             755
    Tax reclaims....................................................................            --              --
  Prepaid expenses..................................................................            15              23
  Other assets......................................................................            15               8
                                                                                          --------        --------
         Total assets...............................................................        67,713          40,384
                                                                                          --------        --------
LIABILITIES:
  Cash overdraft....................................................................            --              --
  Payables
    Fund shares repurchased.........................................................            91             170
    Investment securities purchased ................................................            --             526
    Upon return of securities loaned................................................         1,520              --
    Investment advisory fee.........................................................            13              24
    Administration fee..............................................................             5               3
    Transfer agent fee..............................................................            18              12
    Trustees' fee...................................................................            --(++)          --(++)
    Distribution and service fees...................................................            15              12
    Dividend distributions..........................................................            --              --
    Professional fee................................................................            29              34
    Trustee deferred compensation plan..............................................            15               8
    Other accrued expenses .........................................................            13              14
  Unrealized depreciation on forward currency contracts.............................            --              --
                                                                                          --------        --------
         Total liabilities..........................................................         1,719             803
                                                                                          --------        --------
NET ASSETS..........................................................................      $ 65,994        $ 39,581
                                                                                          ========        ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest....................................      $ 86,416        $ 58,417
Undistributed net investment income (distributions in excess of
  net investment income) ...........................................................            20             257
Accumulated net realized gain (loss)................................................       (19,765)        (19,462)
Net unrealized appreciation (depreciation) on investments...........................          (677)            369
                                                                                          --------        --------
NET ASSETS..........................................................................      $ 65,994        $ 39,581
                                                                                          ========        ========
         CLASS A:                                          Net asset value per share
                                                     (Net assets/shares outstanding)      $   8.32        $   8.74
                                                                                          --------        --------
                                                 Maximum offering price per share(d)      $   8.73        $   9.18
                                                                                          --------        --------
                  Shares of beneficial interest outstanding, unlimited authorization         7,590           3,800
                                                                                          --------        --------
                                                                          Net Assets      $ 63,165        $ 33,225
                                                                                          --------        --------
         CLASS B:                       Net asset value and offering price per share      $   8.26        $   8.51
                                                                                          --------        --------
                  Shares of beneficial interest outstanding, unlimited authorization           194             598
                                                                                          --------        --------
                                                                          Net Assets      $  1,604        $  5,094
                                                                                          --------        --------
         CLASS C:                       Net asset value and offering price per share      $   8.29        $   8.57
                                                                                          --------        --------
                  Shares of beneficial interest outstanding, unlimited authorization           148             147
                                                                                          --------        --------
                                                                          Net Assets      $  1,225        $  1,262
                                                                                          --------        --------
(+)  Investment in securities at cost ..............................................      $ 67,867        $ 39,078
(*)  Foreign currency at cost ......................................................            --              --
(@)  Market value of securities on loan ............................................      $  1,487              --

(++) Amount is less than $1,000.
(o)  $1 Par Value
(d)  Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds, and NAV/(1-5.75%)
     for International Funds and Equity Fund.

                       See Notes to Financial Statements

(Reported in thousands except per share amounts)
                                                                                                  FIXED INCOME FUNDS
                                                                                      -------------------------------------------
                                                                                                                    MULTI-SECTOR
                                                                                          HIGH          MONEY          FIXED
                                                                                       YIELD FUND    MARKET FUND    INCOME FUND
                                                                                      ------------  -------------  --------------
ASSETS
  Investment in securities at value(+@).............................................   $ 151,081       $96,616        $148,194
  Foreign currency at value(*)......................................................          --            --              --
  Cash .............................................................................          85           162             549
  Receivables
    Investment securities sold......................................................       3,523            --           2,291
    Fund shares sold ...............................................................          13           221             246
    Dividends.......................................................................          --            --               6
    Interest........................................................................       2,698           432           1,781
    Tax reclaims....................................................................          --            --              --
  Prepaid expenses..................................................................          18            11              18
  Other assets......................................................................          29            20              29
                                                                                       ---------       -------        --------
         Total assets...............................................................     157,447        97,462         153,114
                                                                                       ---------       -------        --------
LIABILITIES:
  Cash overdraft....................................................................          --            --              --
  Payables
    Fund shares repurchased.........................................................         146           487             409
    Investment securities purchased ................................................       4,715            --           3,798
    Upon return of securities loaned................................................      22,469            --              --
    Investment advisory fee.........................................................          68            31              67
    Administration fee..............................................................           9             3              10
    Transfer agent fee..............................................................          39            29              32
    Trustees' fee...................................................................           1             1               1
    Distribution and service fees...................................................          29            --              52
    Dividend distributions..........................................................          --            29             289
    Professional fee................................................................          34            23              35
    Trustee deferred compensation plan..............................................          29            20              29
    Other accrued expenses .........................................................          30            20              39
  Unrealized depreciation on forward currency contracts.............................          --            --              13
                                                                                       ---------       -------        --------
         Total liabilities..........................................................      27,569           643           4,774
                                                                                       ---------       -------        --------
NET ASSETS..........................................................................   $ 129,878       $96,819        $148,340
                                                                                       =========       =======        ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest....................................   $ 322,354       $96,812        $178,313
Undistributed net investment income (distributions in excess of
  net investment income) ...........................................................         135            12             594
Accumulated net realized gain (loss)................................................    (186,617)           (5)        (30,749)
Net unrealized appreciation (depreciation) on investments...........................      (5,994)           --             182
                                                                                       ---------       -------        --------
NET ASSETS..........................................................................   $ 129,878       $96,819        $148,340
                                                                                       =========       =======        ========
         CLASS A:                                          Net asset value per share
                                                     (Net assets/shares outstanding)   $    4.89       $  1.00        $  10.89
                                                                                       ---------       -------        --------
                                                 Maximum offering price per share(d)   $    5.13       $  1.00        $  11.43
                                                                                       ---------       -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization      25,603        96,824          10,414
                                                                                       ---------       -------        --------
                                                                          Net Assets   $ 125,200       $96,819        $113,458
                                                                                       ---------       -------        --------
         CLASS B:                       Net asset value and offering price per share   $    4.81            --        $  10.88
                                                                                       ---------       -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization         539            --           1,306
                                                                                       ---------       -------        --------
                                                                          Net Assets   $   2,597            --        $ 14,205
                                                                                       ---------       -------        --------
         CLASS C:                       Net asset value and offering price per share   $    4.84            --        $  10.94
                                                                                       ---------       -------        --------
                  Shares of beneficial interest outstanding, unlimited authorization         430            --           1,890
                                                                                       ---------       -------        --------
                                                                          Net Assets   $   2,081            --        $ 20,677
                                                                                       ---------       -------        --------
(+)  Investment in securities at cost ..............................................   $ 157,075       $96,616        $147,987
(*)  Foreign currency at cost ......................................................          --            --              --
(@)  Market value of securities on loan ............................................   $  21,660            --              --

(++) Amount is less than $1,000.
(o)  $1 Par Value
(d)  Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds, and NAV/(1-5.75%)
     for International Funds and Equity Fund.

(Reported in thousands except per share amounts)
                                                                                         INTERNATIONAL FUNDS         EQUITY FUND
                                                                                     ---------------------------   ---------------
                                                                                      INTERNATIONAL    WORLDWIDE       GROWTH
                                                                                       STRATEGIES     STRATEGIES    OPPORTUNITIES
                                                                                          FUND           FUND           FUND
                                                                                     --------------   ----------   ---------------
ASSETS
  Investment in securities at value(+@).............................................    $102,820       $148,137       $ 38,881
  Foreign currency at value(*)......................................................       1,427            832             --
  Cash .............................................................................          --              1             --
  Receivables
    Investment securities sold......................................................       5,570          1,107            707
    Fund shares sold ...............................................................         321             22            684
    Dividends.......................................................................         266            345             15
    Interest........................................................................          --             --              5
    Tax reclaims....................................................................          54             49             --
  Prepaid expenses..................................................................          21             28             13
  Other assets......................................................................          17             22              2
                                                                                        --------       --------       --------
         Total assets...............................................................     110,496        150,543         40,307
                                                                                        --------       --------       --------
LIABILITIES:
  Cash overdraft....................................................................         238             --             --
  Payables
    Fund shares repurchased.........................................................          42            122             12
    Investment securities purchased ................................................       5,405          1,517          1,018
    Upon return of securities loaned................................................          --         24,900             --
    Investment advisory fee.........................................................          70             84              8
    Administration fee..............................................................           7              8              2
    Transfer agent fee..............................................................          24             21              2
    Trustees' fee...................................................................           1              1             --(++)
    Distribution and service fees...................................................          26             29              9
    Dividend distributions..........................................................          --             --             --
    Professional fee................................................................          33             14             27
    Trustee deferred compensation plan..............................................          17             22              2
    Other accrued expenses .........................................................          29             40             18
  Unrealized depreciation on forward currency contracts.............................          --             --             --
                                                                                        --------       --------       --------
         Total liabilities..........................................................       5,892         26,758          1,098
                                                                                        --------       --------       --------
NET ASSETS..........................................................................    $104,604       $123,785       $ 39,209
                                                                                        ========       ========       ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest....................................    $ 83,144       $ 97,874       $ 45,522
Undistributed net investment income (distributions in excess of
  net investment income) ...........................................................         618            178             --
Accumulated net realized gain (loss)................................................      (1,256)         1,600        (12,694)
Net unrealized appreciation (depreciation) on investments...........................      22,098         24,133          6,381
                                                                                        --------       --------       --------
NET ASSETS..........................................................................    $104,604       $123,785       $ 39,209
                                                                                        ========       ========       ========
         CLASS A:                                          Net asset value per share
                                                     (Net assets/shares outstanding)    $  15.88       $  11.59       $  15.98
                                                                                        --------       --------       --------
                                                 Maximum offering price per share(d)    $  16.85       $  12.30       $  16.95
                                                                                        --------       --------       --------
                  Shares of beneficial interest outstanding, unlimited authorization       6,013         10,097          2,131(o)
                                                                                        --------       --------       --------
                                                                          Net Assets    $ 95,453       $116,983       $ 34,039
                                                                                        --------       --------       --------
         CLASS B:                       Net asset value and offering price per share    $  14.56       $  10.48             --
                                                                                        --------       --------       --------
                  Shares of beneficial interest outstanding, unlimited authorization         453            472             --
                                                                                        --------       --------       --------
                                                                          Net Assets    $  6,594       $  4,945             --
                                                                                        --------       --------       --------
         CLASS C:                       Net asset value and offering price per share    $  14.51       $  10.44       $  15.81
                                                                                        --------       --------       --------
                  Shares of beneficial interest outstanding, unlimited authorization         176            178            327(o)
                                                                                        --------       --------       --------
                                                                          Net Assets    $  2,557       $  1,857       $  5,170
                                                                                       ---------       --------       --------
(+)  Investment in securities at cost ..............................................    $ 80,750       $124,022       $ 32,500
(*)  Foreign currency at cost ......................................................    $  1,409       $    824             --
(@)  Market value of securities on loan ............................................          --       $ 24,557             --

(++) Amount is less than $1,000.
(o)  $1 Par Value
(d)  Maximum offering price per share represents NAV/(1-4.75%) for Fixed Income Funds, and NAV/(1-5.75%)
     for International Funds and Equity Fund.

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                            STATEMENT OF OPERATIONS


(Reported in thousands)
                                                                                               ALTERNATIVE FUNDS
                                                                           --------------------------------------------------------
                                                                             GLOBAL UTILITIES FUND         MARKET NEUTRAL FUND
                                                                           -------------------------   ----------------------------
                                                                            5/1/07 -       5/1/06 -      11/1/06 -      11/1/05 -
                                                                             9/30/07        4/30/07       9/30/07        10/31/06
                                                                           -------------------------   ----------------------------
INVESTMENT INCOME
  Dividends...........................................................       $ 1,132         $1,368       $    700        $ 1,538
  Income distributions received from affiliated funds.................            --             --             --             --
  Income distributions received from non-affiliated funds.............            --             --             --             --
  Interest............................................................            35             26          2,571          5,000
  Foreign taxes withheld..............................................           (64)           (80)            (2)            (4)
                                                                             -------         ------       --------        -------
    Total investment income...........................................         1,103          1,314          3,269          6,534
                                                                             -------         ------       --------        -------
EXPENSES
  Investment advisory fee.............................................           162            177            978          2,108
  Service fees, Class A...............................................            60             65            131            275
  Distribution and service fees, Class B..............................            --             --             31             58
  Distribution and service fees, Class C..............................             8             13             99            309
  Distribution and service fees, underlying ETF's.....................            --             --             --             --
  Financial agent fee.................................................            --              2             --             61
  Administration fee..................................................            22             21             53             38
  Transfer agent......................................................            11             19            105            243
  Custodian...........................................................            11             22             31             35
  Printing............................................................             4             15             58             71
  Professional........................................................            18             29             42             42
  Registration........................................................            16             18             57             50
  Trustees............................................................             2             10              6             27
  Miscellaneous.......................................................             3              2             13             24
                                                                             -------         ------       --------        -------
    Total expenses....................................................           317            393          1,604(a)       3,341(a)
  Dividends on short sales............................................            --             --          1,066          2,049
  Less expenses reimbursed by investment adviser......................           (13)           (64)          (257)            --
  Custodian fees paid indirectly......................................            (1)            (1)            (2)            (2)
                                                                             -------         ------       --------        -------
    Net expenses......................................................           303            328          2,411          5,388
                                                                             -------         ------       --------        -------
  NET INVESTMENT INCOME (LOSS)........................................           800            986            858          1,146
                                                                             -------         ------       --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments.............................         2,319            804          6,621         13,300
  Net realized gain (loss) on investments from affiliated funds.......            --             --             --             --
  Net realized gain (loss) on investments from non-affiliated funds...            --             --             --             --
  Net realized gain (loss) on securities sold short...................            --             --        (12,908)       (21,551)
  Net realized gain (loss) on foreign currency transactions...........            (1)            (1)            --             --
  Capital gain distributions received from affiliated funds...........            --             --             --             --
  Net change in unrealized appreciation (depreciation)
    on investments....................................................        (1,607)         6,717         (4,300)         3,356
  Net change in unrealized appreciation (depreciation)
    on investments from affiliated funds..............................            --             --             --             --
  Net change in unrealized appreciation (depreciation) on investments
    from non-affiliated funds.........................................            --             --             --             --
  Net change in unrealized appreciation (depreciation) on securities
    sold short........................................................            --             --          6,147         (5,080)
  Net change in unrealized appreciation (depreciation) on foreign
    currency translation..............................................            --(++)         --(++)         --             --
                                                                             -------         ------       --------        -------
  NET GAIN (LOSS) ON INVESTMENTS......................................           711          7,520         (4,440)        (9,975)
                                                                             -------         ------       --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......       $ 1,511         $8,506       $ (3,582)       $(8,829)
                                                                             =======         ======       ========        =======
  (++) Amount is less than $1,000.
   (a) Expenses prior to dividends on short sales.

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                            STATEMENT OF OPERATIONS


(Reported in thousands)
                                                                                                FUNDS OF FUNDS
                                                                           -------------------------------------------------------
                                                                               DIVERSIFIER PHOLIO       WEALTH ACCUMULATOR PHOLIO
                                                                           -------------------------   ---------------------------
                                                                            8/1/07 -       8/1/06 -       8/1/07 -       8/1/06 -
                                                                             9/30/07        7/31/07        9/30/07        7/31/07
                                                                           -------------------------   ---------------------------
INVESTMENT INCOME
  Dividends...........................................................       $    --        $    --           $ --         $   --
  Income distributions received from affiliated funds.................           343          1,068             10             78
  Income distributions received from non-affiliated funds.............           218            241             --             --
  Interest............................................................             9             39             --              4
  Foreign taxes withheld..............................................            --             --             --             --
                                                                             -------        -------           ----         ------
    Total investment income...........................................           570          1,348             10             82
                                                                             -------        -------           ----         ------
EXPENSES
  Investment advisory fee.............................................            27             71              2             10
  Service fees, Class A...............................................            --             --             --             --
  Distribution and service fees, Class B..............................            --             --             --             --
  Distribution and service fees, Class C..............................            80            210              5             26
  Distribution and service fees, underlying ETF's.....................            28             42             --             --
  Financial agent fee.................................................            --             --             --             --
  Administration fee..................................................            23             58              2              8
  Transfer agent......................................................            43             85              4             16
  Custodian...........................................................             2             14              1              9
  Printing............................................................            13             25              1              3
  Professional........................................................             4             24              4             23
  Registration........................................................             3             33              3             25
  Trustees............................................................             2              6             --(++)          2
  Miscellaneous.......................................................             4              5              1              2
                                                                             -------        -------           ----         ------
    Total expenses....................................................           229            573             23            124
  Dividends on short sales............................................            --             --             --             --
  Less expenses reimbursed by investment adviser......................           (55)          (175)           (12)           (91)
  Custodian fees paid indirectly......................................            --(++)         (1)            --(++)         (2)
                                                                             -------        -------           ----         ------
    Net expenses......................................................           174            397             11             31
                                                                             -------        -------           ----         ------
  NET INVESTMENT INCOME (LOSS)........................................           396            951             (1)            51
                                                                             -------        -------           ----         ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments.............................            --             --             --             --
  Net realized gain (loss) on investments from affiliated funds.......        (2,124)          (226)           (15)          (242)
  Net realized gain (loss) on investments from non-affiliated funds...            --             35             --             --
  Net realized gain (loss) on securities sold short...................            --             --             --             --
  Net realized gain (loss) on foreign currency transactions...........            --             --             --             --
  Capital gain distributions received from affiliated funds...........            --            844             --            613
  Net change in unrealized appreciation (depreciation)
    on investments....................................................            --             --             --             --
  Net change in unrealized appreciation (depreciation)
    on investments from affiliated funds..............................         7,963          3,686            662            794
  Net change in unrealized appreciation (depreciation) on investments
    from non-affiliated funds.........................................         4,409         (6,600)            --             --
  Net change in unrealized appreciation (depreciation) on securities
    sold short........................................................            --             --             --             --
  Net change in unrealized appreciation (depreciation) on foreign
    currency translation..............................................            --             --             --             --
                                                                             -------        -------           ----         ------
  NET GAIN (LOSS) ON INVESTMENTS......................................        10,248         (2,261)           647          1,165
                                                                             -------        -------           ----         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......       $10,644        $(1,310)          $646         $1,216
                                                                             =======        =======           ====         ======
  (++) Amount is less than $1,000.
   (a) Expenses prior to dividends on short sales.

(Reported in thousands)
                                                                                               FUNDS OF FUNDS
                                                                          -------------------------------------------------------
                                                                            WEALTH BUILDER PHOLIO       WEALTH GUARDIAN PHOLIO
                                                                          -------------------------   ---------------------------
                                                                           8/1/07 -       8/1/06 -       8/1/07 -       8/1/06 -
                                                                            9/30/07        7/31/07        9/30/07        7/31/07
                                                                          -------------------------   ---------------------------
INVESTMENT INCOME
  Dividends...........................................................       $   --        $    --         $   --         $   --
  Income distributions received from affiliated funds.................          213          2,112            142          1,399
  Income distributions received from non-affiliated funds.............           --             --             --             --
  Interest............................................................            3             15              2             13
  Foreign taxes withheld..............................................           --             --             --             --
                                                                             ------        -------         ------         ------
    Total investment income...........................................          216          2,127            144          1,412
                                                                             ------        -------         ------         ------
EXPENSES
  Investment advisory fee.............................................           22            134             10             61
  Service fees, Class A...............................................           --             --             --             --
  Distribution and service fees, Class B..............................           --             --             --             --
  Distribution and service fees, Class C..............................           95            580             40            250
  Distribution and service fees, underlying ETF's.....................           --             --             --             --
  Financial agent fee.................................................           --             --             --             --
  Administration fee..................................................           19            111              9             50
  Transfer agent......................................................           34            171             11             61
  Custodian...........................................................            1              9              1              6
  Printing............................................................           15             89              7             37
  Professional........................................................            4             24              4             22
  Registration........................................................            7             38              5             27
  Trustees............................................................            1             13              1              6
  Miscellaneous.......................................................            4             17              1              8
                                                                             ------        -------         ------         ------
    Total expenses....................................................          202          1,186             89            528
  Dividends on short sales............................................           --             --             --             --
  Less expenses reimbursed by investment adviser......................          (50)          (531)           (22)          (247)
  Custodian fees paid indirectly......................................           --             --(++)         --(++)         --(++)
                                                                             ------        -------         ------         ------
    Net expenses......................................................          152            655             67            281
                                                                             ------        -------         ------         ------
  NET INVESTMENT INCOME (LOSS)........................................           64          1,472             77          1,131
                                                                             ------        -------         ------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments.............................           --             --             --             --
  Net realized gain (loss) on investments from affiliated funds.......          496          2,613             55            567
  Net realized gain (loss) on investments from non-affiliated funds...           --             --             --             --
  Net realized gain (loss) on securities sold short...................           --             --             --             --
  Net realized gain (loss) on foreign currency transactions...........           --             --             --             --
  Capital gain distributions received from affiliated funds...........           --          6,284             --          2,323
  Net change in unrealized appreciation (depreciation)
    on investments....................................................           --             --             --             --
  Net change in unrealized appreciation (depreciation)
    on investments from affiliated funds..............................        4,880          6,637          1,941          2,333
  Net change in unrealized appreciation (depreciation) on investments
    from non-affiliated funds.........................................           --             --             --             --
  Net change in unrealized appreciation (depreciation) on securities
    sold short........................................................           --             --             --             --
  Net change in unrealized appreciation (depreciation) on foreign
    currency translation..............................................           --             --             --             --
                                                                             ------        -------         ------         ------
  NET GAIN (LOSS) ON INVESTMENTS......................................        5,376         15,534          1,996          5,223
                                                                             -----         -------         ------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......       $5,440        $17,006         $2,073         $6,354
                                                                             ======        =======         ======         ======
  (++) Amount is less than $1,000.
   (a) Expenses prior to dividends on short sales.


                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)


(Reported in thousands)
                                                                                       FIXED INCOME FUNDS
                                                              -------------------------------------------------------------------
                                                               BOND FUND     CA TAX-EXEMPT BOND FUND          CORE BOND FUND
                                                              -------------------------------------------------------------------
                                                               10/1/06 -      5/1/07 -      5/1/06 -      11/1/06 -    11/1/05 -
                                                                9/30/07        9/30/07       4/30/07        9/30/07     10/31/06
                                                              -----------    ----------    ----------    -----------  -----------
INVESTMENT INCOME
  Interest..................................................     $4,937         $1,333        $2,838         $3,347       $4,036
  Dividends.................................................          4             --            --             --           --
  Security lending..........................................         --             --            --             12           11
  Foreign taxes withheld....................................         --             --            --             --           --
                                                                 ------         ------        ------         ------       ------
    Total investment income.................................      4,941          1,333         2,838          3,359        4,047
                                                                 ------         ------        ------         ------       ------
EXPENSES
  Investment advisory fee...................................        461            130           274            281          339
  Service fees, Class A.....................................         70             42           110            150          180
  Distribution and service fees, Class B....................         49             --            --(++)         15           22
  Distribution and service fees, Class C....................         15             --            --             11           13
  Financial agent fee.......................................         --             --             5             --           47
  Administration fee........................................         76             24            45             52           22
  Transfer agent............................................         59             18            43            141          188
  Custodian.................................................         24              5             2             20           18
  Printing..................................................         67              5            37             32           26
  Professional..............................................         40             17            47             39           30
  Registration..............................................         56             25            37             40           33
  Trustees..................................................          7              3            13              5           24
  Miscellaneous.............................................         14              4             8              9           21
                                                                 ------         ------        ------         ------       ------
    Total expenses..........................................        938            273           621            795          963
  Less expenses reimbursed by investment adviser............         --            (48)         (126)          (118)        (118)
  Custodian fees paid indirectly............................         (3)            --(++)        (1)            (1)          (1)
                                                                 ------         ------        ------         ------       ------
    Net expenses............................................        935            225           494            676          844
                                                                 ------         ------        ------         ------       ------
  NET INVESTMENT INCOME (LOSS)..............................      4,006          1,108         2,344          2,683        3,203
                                                                 ------         ------        ------         ------       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments...................        465           (147)          608          1,461         (549)
  Net realized gain (loss) on foreign currency
    transactions............................................         --             --            --             --           --
  Net realized gain (loss) on options.......................         --             --            --             --           --
  Net change in unrealized appreciation (depreciation)
    on investments..........................................       (785)          (833)          (36)          (500)         537
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations........................         --             --            --             --           --
                                                                 ------         ------        ------         ------       ------
  NET GAIN (LOSS) ON INVESTMENTS............................       (320)          (980)          572            961          (12)
                                                                 ------         ------        ------         ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................     $3,686         $  128        $2,916         $3,644       $3,191
                                                                 ======         ======        ======         ======       ======
  (++) Amount is less than $1,000.



                       See Notes to Financial Statements

(Reported in thousands)
                                                                                       FIXED INCOME FUNDS
                                                              ------------------------------------------------------------------
                                                               EMERGING MARKETS BOND FUND                HIGH YIELD FUND
                                                              ------------------------------------------------------------------
                                                               12/1/06 -         12/1/05 -          11/1/06 -        11/1/05 -
                                                                9/30/07           11/30/06           9/30/07         10/31/06
                                                              -----------       -----------        -----------     -------------
INVESTMENT INCOME
  Interest..................................................    $ 2,691             $2,968            $ 9,926          $11,134
  Dividends.................................................         23                 11                 --               22
  Security lending..........................................         --                 --                 37               43
  Foreign taxes withheld....................................         (2)                --(++)             --               --
                                                                -------             ------            -------          -------
    Total investment income.................................      2,712              2,979              9,963           11,199
                                                                -------             ------            -------          -------
EXPENSES
  Investment advisory fee...................................        275                314                812              956
  Service fees, Class A.....................................         74                 68                300              350
  Distribution and service fees, Class B....................         59                129                 32               57
  Distribution and service fees, Class C....................         11                 17                 18               14
  Financial agent fee.......................................         --                 30                 --               73
  Administration fee........................................         31                 14                104               43
  Transfer agent............................................         78                 88                299              374
  Custodian.................................................         28                 20                 23               24
  Printing..................................................         19                 19                 71               50
  Professional..............................................         34                 36                 47               36
  Registration..............................................         40                 33                 41               34
  Trustees..................................................          3                 21                 11               27
  Miscellaneous.............................................          6                 14                 19               32
                                                                -------             ------            -------          -------
    Total expenses..........................................        658                803              1,777            2,070
  Less expenses reimbursed by investment adviser............         --                 --                 --               --
  Custodian fees paid indirectly............................         (5)                (2)                (7)              (6)
                                                                -------             ------            -------          -------
    Net expenses............................................        653                801              1,770            2,064
                                                                -------             ------            -------          -------
  NET INVESTMENT INCOME (LOSS)..............................      2,059              2,178              8,193            9,135
                                                                -------             ------            -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments...................      1,817              2,042              2,695              666
  Net realized gain (loss) on foreign currency
    transactions............................................         15                  2                 --               (2)
  Net realized gain (loss) on options.......................         --                  2                 --               --
  Net change in unrealized appreciation (depreciation)
    on investments..........................................     (2,292)              (696)            (2,873)           1,026
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations........................         (1)                 1                 --(++)           17
                                                                -------             ------            -------          -------
  NET GAIN (LOSS) ON INVESTMENTS............................       (461)             1,351               (178)           1,707
                                                                -------             ------            -------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................    $ 1,598             $3,529            $ 8,015          $10,842
                                                                =======             ======            =======          =======
  (++) Amount is less than $1,000.

(Reported in thousands)
                                                                                       FIXED INCOME FUNDS
                                                              -------------------------------------------------------------------
                                                                   MONEY MARKET FUND             MULTI-SECTOR FIXED INCOME FUND
                                                              -------------------------------------------------------------------
                                                               11/1/06 -         11/1/05 -          11/1/06 -         11/1/05 -
                                                                9/30/07           10/31/06           9/30/07          10/31/06
                                                              -----------       -----------        -----------     --------------
INVESTMENT INCOME
  Interest..................................................     $4,633             $4,903            $ 9,267          $ 9,791
  Dividends.................................................         --                 --                 23               --
  Security lending..........................................         --                 --                 --               --
  Foreign taxes withheld....................................         --                 --                 (4)              (5)
                                                                 ------             ------            -------          -------
    Total investment income.................................      4,633              4,903              9,286            9,786
                                                                 ------             ------            -------          -------
EXPENSES
  Investment advisory fee...................................        343                410                757              805
  Service fees, Class A.....................................         --                 --                266              288
  Distribution and service fees, Class B....................         --                 --                130              151
  Distribution and service fees, Class C....................         --                 --                183              161
  Financial agent fee.......................................         --                 56                 --               72
  Administration fee........................................         30                 15                115               44
  Transfer agent............................................        226                281                207              215
  Custodian.................................................         16                 25                 32               33
  Printing..................................................         48                 31                 76               40
  Professional..............................................         33                 28                 41               42
  Registration..............................................         24                 27                 40               41
  Trustees..................................................          7                 25                 12               27
  Miscellaneous.............................................         13                 24                 27               31
                                                                 ------             ------            -------          -------
    Total expenses..........................................        740                922              1,886            1,950
  Less expenses reimbursed by investment adviser............         --                (63)                --               --
  Custodian fees paid indirectly............................         (1)                (1)               (14)             (11)
                                                                 ------             ------            -------          -------
    Net expenses............................................        739                858              1,872            1,939
                                                                 ------             ------            -------          -------
  NET INVESTMENT INCOME (LOSS)..............................      3,894              4,045              7,414            7,847
                                                                 ------             ------            -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments...................         (5)                --              1,273              781
  Net realized gain (loss) on foreign currency
    transactions............................................         --                 --               (285)            (314)
  Net realized gain (loss) on options.......................         --                 --                 --               --
  Net change in unrealized appreciation (depreciation)
    on investments..........................................         --                 --             (1,534)           2,307
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations........................         --                 --                140               11
                                                                 ------             ------            -------          -------
  NET GAIN (LOSS) ON INVESTMENTS............................         (5)                --               (406)           2,785
                                                                 ------             ------            -------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................     $3,889             $4,045            $ 7,008          $10,632
                                                                 ======             ======            =======          =======
  (++) Amount is less than $1,000.



                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)


(Reported in thousands)
                                                                     INTERNATIONAL FUNDS
                                                              ----------------------------------
                                                                INTERNATIONAL STRATEGIES FUND
                                                              ----------------------------------
                                                                  12/1/06 -         12/1/05 -
                                                                   9/30/07           11/30/06
                                                              ----------------  ----------------
INVESTMENT INCOME
  Dividends.................................................       $ 2,524            $ 2,608
  Interest..................................................            23                 34
  Security lending..........................................            --                 --
  Foreign taxes withheld....................................          (203)              (198)
                                                                   -------            -------
    Total investment income.................................         2,344              2,444
                                                                   -------            -------
EXPENSES
  Investment advisory fee...................................           692                753
  Service fees, Class A.....................................           185                200
  Distribution and service fees, Class B....................            55                 66
  Distribution and service fees, Class C....................            20                 20
  Financial agent fee.......................................            --                 49
  Administration fee........................................            68                 34
  Transfer agent............................................           162                205
  Custodian.................................................            75                 60
  Printing..................................................            32                 44
  Professional..............................................            39                 34
  Registration..............................................            28                 33
  Trustees..................................................             7                 23
  Miscellaneous.............................................            12                 34
                                                                   -------            -------
    Total expenses..........................................         1,375              1,555
  Less expenses reimbursed by investment adviser............            --                (73)
  Custodian fees paid indirectly............................            (2)                (1)
                                                                   -------            -------
    Net expenses............................................         1,373              1,481
                                                                   -------            -------
NET INVESTMENT INCOME (LOSS)................................           971                963
                                                                   -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments...................        10,785              7,406
  Net realized gain (loss) on foreign currency
    transactions............................................            58                 58
  Net change in unrealized appreciation (depreciation)
    on investments..........................................         3,601             12,605
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations........................            12                 18
                                                                   -------            -------
  NET GAIN (LOSS) ON INVESTMENTS............................        14,456             20,087
                                                                   -------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................       $15,427            $21,050
                                                                   =======            =======

(++) Amount is less than $1,000.




                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)


(Reported in thousands)
                                                                    INTERNATIONAL FUNDS                   EQUITY FUNDS
                                                              --------------------------------   -------------------------------
                                                                 WORLDWIDE STRATEGIES FUND          GROWTH OPPORTUNITIES FUND
                                                              --------------------------------   -------------------------------
                                                                 7/1/07 -           7/1/06 -                10/1/06 -
                                                                  9/30/07            6/30/07                 9/30/07
                                                              ---------------  ---------------   -------------------------------
INVESTMENT INCOME
  Dividends.................................................       $  661            $ 3,094                   $   86
  Interest..................................................           15                 87                       24
  Security lending..........................................           20                 57                       --
  Foreign taxes withheld....................................          (28)              (180)                      (3)
                                                                   ------            -------                   ------
    Total investment income.................................          668              3,058                      107
                                                                   ------            -------                   ------
EXPENSES
  Investment advisory fee...................................          259                993                      125
  Service fees, Class A.....................................           72                275                       41
  Distribution and service fees, Class B....................           12                 52                       --
  Distribution and service fees, Class C....................            4                 18                        4
  Financial agent fee.......................................           --                 --                       --
  Administration fee........................................           26                 94                       13
  Transfer agent............................................           46                270                       15
  Custodian.................................................           33                 92                       27
  Printing..................................................           16                 62                       12
  Professional..............................................           16                 41                       31
  Registration..............................................           10                 37                       43
  Trustees..................................................            3                 15                        1
  Miscellaneous.............................................            3                 18                        2
                                                                   ------            -------                   ------
    Total expenses..........................................          500              1,967                      314
  Less expenses reimbursed by investment adviser............           --                (28)                    (100)
  Custodian fees paid indirectly............................           --(++)             (2)                      --
                                                                   ------            -------                   ------
    Net expenses............................................          500              1,937                      214
                                                                   ------            -------                   ------
NET INVESTMENT INCOME (LOSS)................................          168              1,121                     (107)
                                                                   ------            -------                   ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments...................        1,824             12,994                      385
  Net realized gain (loss) on foreign currency
    transactions............................................           19                 41                       --
  Net change in unrealized appreciation (depreciation)
    on investments..........................................          213             11,520                    5,240
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations........................           15                 (1)                      --
                                                                   ------            -------                   ------
  NET GAIN (LOSS) ON INVESTMENTS............................        2,071             24,554                    5,625
                                                                   ------            -------                   ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................       $2,239            $25,675                   $5,518
                                                                   ======            =======                   ======

(++) Amount is less than $1,000.



                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)
                                                                                                  ALTERNATIVE FUNDS
                                                                                     --------------------------------------------
                                                                                                GLOBAL UTILITIES FUND
                                                                                     --------------------------------------------
                                                                                        5/1/07-         5/1/06-         5/1/05-
                                                                                        9/30/07         4/30/07         4/30/06
                                                                                     -------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................         $   800         $   986         $   513
Net realized gain (loss).......................................................           2,318             803            (179)
Net change in unrealized appreciation (depreciation)...........................          (1,607)          6,717             472
                                                                                        -------         -------         -------
Increase (decrease) in net assets resulting from operations....................           1,511           8,506             806
                                                                                        -------         -------         -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................          (1,008)           (787)           (443)
Net investment income, Class B.................................................              --              --              --
Net investment income, Class C.................................................             (25)            (34)            (27)
Net realized short-term gains, Class A.........................................              --              --              --
Net realized short-term gains, Class B.........................................              --              --              --
Net realized short-term gains, Class C.........................................              --              --              --
Net realized long-term gains, Class A..........................................            (605)             --              --
Net realized long-term gains, Class B..........................................              --              --              --
Net realized long-term gains, Class C..........................................             (18)             --              --
                                                                                        -------         -------         -------
Decrease in net assets from distributions to shareholders......................          (1,656)           (821)           (470)
                                                                                        -------         -------         -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................           6,904          29,555           7,840
Change in net assets from share transactions, Class B..........................              --              --              --
Change in net assets from share transactions, Class C..........................             184             312             738
                                                                                        -------         -------         -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................           7,088          29,867           8,578

NET INCREASE (DECREASE) IN NET ASSETS .........................................           6,943          37,552           8,914

NET ASSETS
Beginning of period............................................................          52,959          15,407           6,493
                                                                                        -------         -------         -------
END OF PERIOD..................................................................         $59,902         $52,959         $15,407
                                                                                        =======         =======         =======
Undistributed net investment income (accumulated net investment loss)..........         $     5         $   233         $    68

(++) Amount is less than $1,000.


                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)
                                                                                                  ALTERNATIVE FUNDS
                                                                                     ---------------------------------------------
                                                                                                 MARKET NEUTRAL FUND
                                                                                     ---------------------------------------------
                                                                                       11/1/06-         11/1/05-        11/1/04-
                                                                                        9/30/07         10/31/06        10/31/05
                                                                                     -------------   -------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................         $    858        $  1,146        $   (675)
Net realized gain (loss).......................................................           (6,287)         (8,251)          1,815
Net change in unrealized appreciation (depreciation)...........................            1,847          (1,724)          1,695
                                                                                        --------        -------         --------
Increase (decrease) in net assets resulting from operations....................           (3,582)         (8,829)          2,835
                                                                                        --------        -------         --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................           (1,038)             --              --
Net investment income, Class B.................................................              (55)             --              --
Net investment income, Class C.................................................             (194)             --              --
Net realized short-term gains, Class A.........................................               --              --              --
Net realized short-term gains, Class B.........................................               --              --              --
Net realized short-term gains, Class C.........................................               --              --              --
Net realized long-term gains, Class A..........................................               --              --              --
Net realized long-term gains, Class B..........................................               --              --              --
Net realized long-term gains, Class C..........................................               --              --              --
                                                                                        --------        --------        --------
Decrease in net assets from distributions to shareholders......................           (1,287)             --              --
                                                                                        --------        --------        --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................          (30,541)        (15,950)         38,283
Change in net assets from share transactions, Class B..........................           (1,465)         (3,098)         (4,749)
Change in net assets from share transactions, Class C..........................          (10,426)        (19,931)         14,247
                                                                                        --------        --------        --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................          (42,432)        (38,979)         47,781

NET INCREASE (DECREASE) IN NET ASSETS .........................................          (47,301)        (47,808)         50,616

NET ASSETS
Beginning of period............................................................          111,769         159,577         108,961
                                                                                        --------        --------        --------
END OF PERIOD..................................................................         $ 64,468        $111,769        $159,577
                                                                                        ========        ========        ========
Undistributed net investment income (accumulated net investment loss)..........         $    969        $  1,261        $     --

(++) Amount is less than $1,000.

(Reported in thousands)
                                                                                                    FUNDS OF FUNDS
                                                                                     ---------------------------------------------
                                                                                                 DIVERSIFIER PHOLIO FUND
                                                                                     ---------------------------------------------
                                                                                        8/1/07-         8/1/06-        11/30/05-
                                                                                        9/30/07         7/31/07         7/31/06
                                                                                     -------------   -------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................         $    396        $    951          $    3
Net realized gain (loss).......................................................           (2,124)            653              (3)
Net change in unrealized appreciation (depreciation)...........................           12,372          (2,914)             49
                                                                                        --------        --------          ------
Increase (decrease) in net assets resulting from operations....................           10,644          (1,310)             49
                                                                                        --------        --------          ------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................              (59)           (716)             --(++)
Net investment income, Class B.................................................               --              --              --(++)
Net investment income, Class C.................................................              (37)           (294)             --
Net realized short-term gains, Class A.........................................              (65)             --              --
Net realized short-term gains, Class B.........................................               --              --              --
Net realized short-term gains, Class C.........................................              (41)             --              --
Net realized long-term gains, Class A..........................................             (510)             (2)             --
Net realized long-term gains, Class B..........................................               --              --              --
Net realized long-term gains, Class C..........................................             (324)             (2)             --
                                                                                        --------        --------          ------
Decrease in net assets from distributions to shareholders......................           (1,036)         (1,014)             (1)
                                                                                        --------        --------          ------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................            8,461          95,503           1,196
Change in net assets from share transactions, Class B..........................               --              --              --
Change in net assets from share transactions, Class C..........................            3,995          60,907             569
                                                                                        --------        --------          ------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................           12,456         156,410           1,765

NET INCREASE (DECREASE) IN NET ASSETS .........................................           22,064         154,086           1,813

NET ASSETS
Beginning of period............................................................          155,899           1,813              --
                                                                                        --------        --------          ------
END OF PERIOD..................................................................         $177,963        $155,899          $1,813
                                                                                        ========        ========          ======
Undistributed net investment income (accumulated net investment loss)..........         $    381        $    238          $    2

(++) Amount is less than $1,000.


                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)
                                                                                                     FUNDS OF FUNDS
                                                                                     --------------------------------------------
                                                                                             WEALTH ACCUMULATOR PHOLIO FUND
                                                                                     --------------------------------------------
                                                                                        8/1/07-         8/1/06-         8/4/05-
                                                                                        9/30/07         7/31/07         7/31/06
                                                                                     -------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................         $    (1)        $    51         $    10
Net realized gain (loss).......................................................             (15)            371              12
Net change in unrealized appreciation (depreciation)...........................             662             794              79
                                                                                        -------         -------         -------
Increase (decrease) in net assets resulting from operations....................             646           1,216             101
                                                                                        -------         -------         -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................             (29)           (190)             (7)
Net investment income, Class C.................................................             (13)            (74)             (1)
Net realized short-term gains, Class A.........................................              --              --(++)          --
Net realized short-term gains, Class C.........................................              --              --(++)          --
Net realized long-term gains, Class A..........................................             (97)            (16)             --
Net realized long-term gains, Class C..........................................             (46)             (9)             --
                                                                                        -------         -------         -------
Decrease in net assets from distributions to shareholders......................            (185)           (289)             (8)
                                                                                        -------         -------         -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................             519           5,061           3,140
Change in net assets from share transactions, Class C..........................             522           1,048           2,354
                                                                                        -------         -------         -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................           1,041           6,109           5,494

NET INCREASE (DECREASE) IN NET ASSETS .........................................           1,502           7,036           5,587

NET ASSETS
Beginning of period............................................................          12,623           5,587              --
                                                                                        -------         -------         -------
END OF PERIOD..................................................................         $14,125         $12,623         $ 5,587
                                                                                        =======         =======         =======
Undistributed net investment income (accumulated net investment loss)..........         $    (1)        $    40         $     4

(++) Amount is less than $1,000.




                       See Notes to Financial Statements

(Reported in thousands)
                                                                                                     FUNDS OF FUNDS
                                                                                     --------------------------------------------
                                                                                            WEALTH BUILDER PHOLIO(SM) FUND
                                                                                     --------------------------------------------
                                                                                        8/1/07-         8/1/06-         8/1/05-
                                                                                        9/30/07         7/31/07         7/31/06
                                                                                     -------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................         $     64        $  1,472       $  1,014
Net realized gain (loss).......................................................              496           8,897          8,867
Net change in unrealized appreciation (depreciation)...........................            4,880           6,637         (3,103)
                                                                                        --------        --------       --------
Increase (decrease) in net assets resulting from operations....................            5,440          17,006          6,778
                                                                                        --------        --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................             (109)         (1,832)          (659)
Net investment income, Class C.................................................             (145)         (1,955)          (449)
Net realized short-term gains, Class A.........................................             (135)           (200)          (459)
Net realized short-term gains, Class C.........................................             (179)           (277)          (765)
Net realized long-term gains, Class A..........................................           (2,561)           (757)        (2,355)
Net realized long-term gains, Class C..........................................           (3,404)         (1,048)        (3,925)
                                                                                        --------        --------       --------
Decrease in net assets from distributions to shareholders......................           (6,533)         (6,069)        (8,612)
                                                                                        --------        --------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................            2,233             549          4,497
Change in net assets from share transactions, Class C..........................            1,798          (5,504)        (7,955)
                                                                                        --------        --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................            4,031          (4,955)        (3,458)

NET INCREASE (DECREASE) IN NET ASSETS .........................................            2,938           5,982         (5,292)

NET ASSETS
Beginning of period............................................................          132,906         126,924        132,216
                                                                                        --------        --------       --------
END OF PERIOD..................................................................         $135,844        $132,906       $126,924
                                                                                        ========        ========       ========
Undistributed net investment income (accumulated net investment loss)..........         $     54        $    243       $     86

(++) Amount is less than $1,000.

(Reported in thousands)
                                                                                                     FUNDS OF FUNDS
                                                                                     --------------------------------------------
                                                                                           WEALTH GUARDIAN PHOLIO(SM) FUND
                                                                                     --------------------------------------------
                                                                                        8/1/07-         8/1/06-         8/1/05-
                                                                                        9/30/07         7/31/07         7/31/06
                                                                                     -------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................          $    77         $ 1,131        $   848
Net realized gain (loss).......................................................               55           2,890          3,437
Net change in unrealized appreciation (depreciation)...........................            1,941           2,333         (1,837)
                                                                                         -------         -------        -------
Increase (decrease) in net assets resulting from operations....................            2,073           6,354          2,448
                                                                                         -------         -------        -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A.................................................             (115)           (975)          (478)
Net investment income, Class C.................................................             (126)           (930)          (447)
Net realized short-term gains, Class A.........................................              (62)           (124)          (213)
Net realized short-term gains, Class C.........................................              (68)           (157)          (339)
Net realized long-term gains, Class A..........................................             (845)           (264)          (952)
Net realized long-term gains, Class C..........................................             (924)           (334)        (1,514)
                                                                                         -------         -------        -------
Decrease in net assets from distributions to shareholders......................           (2,140)         (2,784)        (3,943)
                                                                                         -------         -------        -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A..........................              454           2,999          4,631
Change in net assets from share transactions, Class C..........................               85          (3,524)        (5,538)
                                                                                         -------         -------        -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................              539            (525)          (907)

NET INCREASE (DECREASE) IN NET ASSETS .........................................              472           3,045         (2,402)

NET ASSETS
Beginning of period............................................................           61,590          58,545         60,947
                                                                                         -------         -------        -------
END OF PERIOD..................................................................          $62,062         $61,590        $58,545
                                                                                         =======         =======        =======
Undistributed net investment income (accumulated net investment loss)..........          $    72         $   234        $    73

(++) Amount is less than $1,000.



                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)
                                                                                                  FIXED INCOME FUNDS
                                                                                        -------------------------------------
                                                                                                       BOND FUND
                                                                                        -------------------------------------
                                                                                            10/1/06-             10/1/05-
                                                                                             9/30/07              9/30/06
                                                                                        -----------------    ----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................             $  4,006              $ 3,326
Net realized gain (loss).......................................................                  465               (1,669)
Net change in unrealized appreciation (depreciation)...........................                 (785)               1,815
                                                                                            --------              -------
Increase (decrease) in net assets resulting from operations....................                3,686                3,472
                                                                                            --------              -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I.................................................               (2,660)              (1,848)
Net investment income, Class A.................................................               (1,223)              (1,157)
Net investment income, Class B.................................................                 (185)                (203)
Net investment income, Class C.................................................                  (54)                 (57)
Net realized short-term gains, Class I.........................................                   --                 (218)
Net realized short-term gains, Class A.........................................                   --                 (240)
Net realized short-term gains, Class B.........................................                   --                  (54)
Net realized short-term gains, Class C.........................................                   --                  (16)
Net realized long-term gains, Class I..........................................                   --                 (160)
Net realized long-term gains, Class A..........................................                   --                 (177)
Net realized long-term gains, Class B..........................................                   --                  (39)
Net realized long-term gains, Class C..........................................                   --                  (12)
                                                                                            --------              -------
Decrease in net assets from distributions to shareholders......................               (4,122)              (4,181)
                                                                                            --------              -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I..........................              (10,840)              33,001
Change in net assets from share transactions, Class A..........................                1,184                 (921)
Change in net assets from share transactions, Class B..........................               (1,137)              (1,110)
Change in net assets from share transactions, Class C..........................                  140                 (594)
                                                                                            --------              -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................              (10,653)              30,376

NET INCREASE (DECREASE) IN NET ASSETS .........................................              (11,089)              29,667

NET ASSETS
Beginning of period............................................................               98,038               68,371
                                                                                            --------              -------
END OF PERIOD..................................................................             $ 86,949              $98,038
                                                                                            ========              =======
Undistributed net investment income (accumulated net investment loss)..........             $     (8)             $    81

(++) Amount is less than $1,000.



                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)
                                                                                                  FIXED INCOME FUNDS
                                                                                   -----------------------------------------------
                                                                                                CA TAX-EXEMPT BOND FUND
                                                                                   -----------------------------------------------
                                                                                      5/1/07-          5/1/06-          5/1/05-
                                                                                      9/30/07          4/30/07          4/30/06
                                                                                   -------------    -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................      $ 1,108           $ 2,344          $ 1,953
Net realized gain (loss).......................................................         (147)              608              432
Net change in unrealized appreciation (depreciation)...........................         (833)              (36)          (1,975)
                                                                                     -------           -------          -------
Increase (decrease) in net assets resulting from operations....................          128             2,916              410
                                                                                     -------           -------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I.................................................         (462)             (698)              --
Net investment income, Class A.................................................         (604)           (1,690)          (1,976)
Net investment income, Class B.................................................           --                (1)              (5)
Net investment income, Class C.................................................           --                --               --
Net realized short-term gains, Class I.........................................           --                --               --
Net realized short-term gains, Class A.........................................           --                --               (8)
Net realized short-term gains, Class B.........................................           --                --               --(++)
Net realized short-term gains, Class C.........................................           --                --               --
Net realized long-term gains, Class I..........................................          (29)             (258)              --
Net realized long-term gains, Class A..........................................          (42)             (374)            (500)
Net realized long-term gains, Class B..........................................           --                --               --
Net realized long-term gains, Class C..........................................           --                --               --
                                                                                     -------           -------          -------
Decrease in net assets from distributions to shareholders......................       (1,137)           (3,021)          (2,489)
                                                                                     -------           -------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I..........................         (262)           29,299               --
Change in net assets from share transactions, Class A..........................       (2,553)           (4,211)          (4,827)
Change in net assets from share transactions, Class B..........................           --              (156)             (56)
Change in net assets from share transactions, Class C..........................           --                --               --
                                                                                     -------           -------          -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................       (2,815)           24,932           (4,883)

NET INCREASE (DECREASE) IN NET ASSETS .........................................       (3,824)           24,827           (6,962)

NET ASSETS
Beginning of period............................................................       71,195            46,368           53,330
                                                                                     -------           -------          -------
END OF PERIOD..................................................................      $67,371           $71,195          $46,368
                                                                                     =======           =======          =======
Undistributed net investment income (accumulated net investment loss)..........      $    34           $   (11)         $    34

(++) Amount is less than $1,000.

(Reported in thousands)
                                                                                                  FIXED INCOME FUNDS
                                                                                   -----------------------------------------------
                                                                                                    CORE BOND FUND
                                                                                   -----------------------------------------------
                                                                                     11/1/06-         11/1/05-         11/1/04-
                                                                                      9/30/07         10/31/06         10/31/05
                                                                                   -------------    -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)...................................................      $ 2,683           $ 3,203          $ 3,323
Net realized gain (loss).......................................................        1,461              (549)           1,216
Net change in unrealized appreciation (depreciation)...........................         (500)              537           (4,150)
                                                                                     -------           -------          -------
Increase (decrease) in net assets resulting from operations....................        3,644             3,191              389
                                                                                     -------           -------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I.................................................           --                --               --
Net investment income, Class A.................................................       (2,823)           (3,378)          (4,259)
Net investment income, Class B.................................................          (60)              (88)            (127)
Net investment income, Class C.................................................          (47)              (53)             (54)
Net realized short-term gains, Class I.........................................           --                --               --
Net realized short-term gains, Class A.........................................           --                --               --
Net realized short-term gains, Class B.........................................           --                --               --
Net realized short-term gains, Class C.........................................           --                --               --
Net realized long-term gains, Class I..........................................           --                --               --
Net realized long-term gains, Class A..........................................           --                --               --
Net realized long-term gains, Class B..........................................           --                --               --
Net realized long-term gains, Class C..........................................           --                --               --
                                                                                     -------           -------          -------
Decrease in net assets from distributions to shareholders......................       (2,930)           (3,519)          (4,440)
                                                                                     -------           -------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I..........................           --                --               --
Change in net assets from share transactions, Class A..........................       (4,913)          (10,189)         (10,540)
Change in net assets from share transactions, Class B..........................         (161)             (616)          (1,144)
Change in net assets from share transactions, Class C..........................          (87)               31               34
                                                                                     -------           -------          -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS......................       (5,161)          (10,774)         (11,650)

NET INCREASE (DECREASE) IN NET ASSETS .........................................       (4,447)          (11,102)         (15,701)

NET ASSETS
Beginning of period............................................................       70,441            81,543           97,244
                                                                                     -------           -------          -------
END OF PERIOD..................................................................      $65,994           $70,441          $81,543
                                                                                     =======           =======          =======
Undistributed net investment income (accumulated net investment loss)..........      $    20           $    79          $    94

(++) Amount is less than $1,000.



                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)
                                                                                              FIXED INCOME FUNDS
                                                                             -----------------------------------------------------
                                                                                          EMERGING MARKETS BOND FUND
                                                                             -----------------------------------------------------
                                                                                  12/1/06-         12/1/05-          12/1/04-
                                                                                  9/30/07          11/30/06          11/30/05
                                                                             -----------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).............................................         $ 2,059           $ 2,178           $ 2,570
Net realized gain (loss).................................................           1,832             2,046               916
Net change in unrealized appreciation (depreciation).....................          (2,293)             (695)            1,185
                                                                                  -------           -------           -------
Increase (decrease) in net assets resulting from operations..............           1,598             3,529             4,671
                                                                                  -------           -------           -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...........................................          (1,821)           (1,533)           (1,521)
Net investment income, Class B...........................................            (319)             (640)           (1,297)
Net investment income, Class C...........................................             (57)              (85)             (123)
                                                                                  -------           -------           -------
Decrease in net assets from distributions to shareholders................          (2,197)           (2,258)           (2,941)
                                                                                  -------           -------           -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A....................           3,242             2,187             4,009
Change in net assets from share transactions, Class B....................          (3,903)           (8,438)          (10,512)
Change in net assets from share transactions, Class C....................             (22)             (771)             (164)
                                                                                  -------           -------           -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS................            (683)           (7,022)           (6,667)

NET INCREASE (DECREASE) IN NET ASSETS ...................................          (1,282)           (5,751)           (4,937)

NET ASSETS
Beginning of period......................................................          40,863            46,614            51,551
                                                                                  -------           -------           -------
END OF PERIOD............................................................         $39,581           $40,863           $46,614
                                                                                  =======           =======           =======
Undistributed net investment income (accumulated net investment loss)....         $   257           $    20           $  (111)



                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)
                                                                                              FIXED INCOME FUNDS
                                                                             -----------------------------------------------------
                                                                                                  HIGH YIELD FUND
                                                                             -----------------------------------------------------
                                                                                  11/1/06-         11/1/05-          11/1/04-
                                                                                  9/30/07          10/31/06          10/31/05
                                                                             -----------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).............................................         $  8,193         $  9,135          $ 10,812
Net realized gain (loss).................................................            2,695              664               948
Net change in unrealized appreciation (depreciation).....................           (2,873)           1,043            (7,443)
                                                                                  --------         --------          --------
Increase (decrease) in net assets resulting from operations..............            8,015           10,842             4,317
                                                                                  --------         --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...........................................           (8,219)          (9,234)          (11,170)
Net investment income, Class B...........................................             (198)            (334)             (720)
Net investment income, Class C...........................................             (109)             (83)             (120)
                                                                                  --------         --------          --------
Decrease in net assets from distributions to shareholders................           (8,526)          (9,651)          (12,010)
                                                                                  --------         --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A....................           (6,709)         (12,773)          (23,343)
Change in net assets from share transactions, Class B....................           (2,005)          (3,252)           (6,308)
Change in net assets from share transactions, Class C....................              515             (187)             (138)
                                                                                  --------         --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS................           (8,199)         (16,212)          (29,789)

NET INCREASE (DECREASE) IN NET ASSETS ...................................           (8,710)         (15,021)          (37,482)

NET ASSETS
Beginning of period......................................................          138,588          153,609           191,091
                                                                                  --------         --------          --------
END OF PERIOD............................................................         $129,878         $138,588          $153,609
                                                                                  ========         ========          ========
Undistributed net investment income (accumulated net investment loss)....         $    135         $    (43)         $     --


(Reported in thousands)
                                                                                              FIXED INCOME FUNDS
                                                                             -----------------------------------------------------
                                                                                              MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                  11/1/06-         11/1/05-           11/1/04
                                                                                  9/30/07          10/31/06          10/31/05
                                                                             -----------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).............................................          $ 3,894         $  4,045          $  2,463
Net realized gain (loss).................................................               (5)              --                --
Net change in unrealized appreciation (depreciation).....................               --               --                --
                                                                                   -------         --------          --------
Increase (decrease) in net assets resulting from operations..............            3,889            4,045             2,463
                                                                                   -------         --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...........................................           (3,894)          (4,045)           (2,463)
Net investment income, Class B...........................................               --               --                --
Net investment income, Class C...........................................               --               --                --
                                                                                   -------         --------          --------
Decrease in net assets from distributions to shareholders................           (3,894)          (4,045)           (2,463)
                                                                                   -------         --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A....................           (2,955)         (11,616)          (28,601)
Change in net assets from share transactions, Class B....................               --               --                --
Change in net assets from share transactions, Class C....................               --               --                --
                                                                                   -------         --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS................           (2,955)         (11,616)          (28,601)

NET INCREASE (DECREASE) IN NET ASSETS ...................................           (2,955)         (11,616)          (28,601)

NET ASSETS
Beginning of period......................................................           99,779          111,395           139,996
                                                                                   -------         --------          --------
END OF PERIOD............................................................          $96,819         $ 99,779          $111,395
                                                                                   =======         ========          ========
Undistributed net investment income (accumulated net investment loss)....          $    12         $     --          $     --


                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)
                                                                                                 FIXED INCOME FUNDS
                                                                               ---------------------------------------------------
                                                                                           MULTI-SECTOR FIXED INCOME FUND
                                                                               ---------------------------------------------------
                                                                                   11/1/06-          11/1/05-          11/1/04-
                                                                                    9/30/07          10/31/06          10/31/05
                                                                               ---------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).................................................      $  7,414          $  7,847          $  7,747
Net realized gain (loss).....................................................           988               467             1,316
Net change in unrealized appreciation (depreciation).........................        (1,394)            2,318            (6,744)
                                                                                   --------          --------          --------
Increase (decrease) in net assets resulting from operations..................         7,008            10,632             2,319
                                                                                   --------          --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...............................................        (5,563)           (5,923)           (7,658)
Net investment income, Class B...............................................          (581)             (665)           (1,103)
Net investment income, Class C...............................................          (815)             (705)             (758)
Net realized long-term gains, Class A........................................            --                --                --
Net realized long-term gains, Class B........................................            --                --                --
Net realized long-term gains, Class C........................................            --                --                --
                                                                                   --------          --------          --------
Decrease in net assets from distributions to shareholders....................        (6,959)           (7,293)           (9,519)
                                                                                   --------          --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........................            --                --                --
Change in net assets from share transactions, Class A........................            22            (3,125)            3,445
Change in net assets from share transactions, Class B........................            51            (3,087)           (3,804)
Change in net assets from share transactions, Class C........................         3,486             1,666             4,924
                                                                                   --------          --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....................         3,559            (4,546)            4,565

NET INCREASE (DECREASE) IN NET ASSETS .......................................         3,608            (1,207)           (2,635)
NET ASSETS
Beginning of period..........................................................       144,732           145,939           148,574
                                                                                   --------          --------          --------
END OF PERIOD................................................................      $148,340          $144,732          $145,939
                                                                                   ========          ========          ========
Undistributed net investment income (accumulated net investment loss)........      $    594          $      8          $    (37)

(1) See Note 11 in the Notes to Financial Statements.


                       See Notes to Financial Statements

(Reported in thousands)
                                                                                                INTERNATIONAL FUNDS
                                                                               ---------------------------------------------------
                                                                                           INTERNATIONAL STRATEGIES FUND
                                                                               ---------------------------------------------------
                                                                                   12/1/06-          12/1/05-          12/1/04-
                                                                                    9/30/07          11/30/06          11/30/05
                                                                               ---------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).................................................      $    971           $   963           $   687
Net realized gain (loss).....................................................        10,843             7,464            15,315
Net change in unrealized appreciation (depreciation).........................         3,613            12,623            (7,584)
                                                                                   --------           -------           -------
Increase (decrease) in net assets resulting from operations..................        15,427            21,050             8,418
                                                                                   --------           -------           -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...............................................        (1,186)           (1,090)           (1,135)
Net investment income, Class B...............................................           (53)              (32)              (99)
Net investment income, Class C...............................................           (19)               (8)              (20)
Net realized long-term gains, Class A........................................            --                --                --
Net realized long-term gains, Class B........................................            --                --                --
Net realized long-term gains, Class C........................................            --                --                --
                                                                                   --------           -------           -------
Decrease in net assets from distributions to shareholders....................        (1,258)           (1,130)           (1,254)
                                                                                   --------           -------           -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........................            --                --                --
Change in net assets from share transactions, Class A........................        (1,330)           (5,469)            7,033
Change in net assets from share transactions, Class B........................          (872)             (925)           (1,467)
Change in net assets from share transactions, Class C........................          (158)              331               166
                                                                                   --------           -------           -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....................        (2,360)           (6,063)            5,732

NET INCREASE (DECREASE) IN NET ASSETS .......................................        11,809            13,857            12,896
NET ASSETS
Beginning of period..........................................................        92,795            78,938            66,042
                                                                                   --------           -------           -------
END OF PERIOD................................................................      $104,604           $92,795           $78,938
                                                                                   ========           =======           =======
Undistributed net investment income (accumulated net investment loss)........      $    618           $   843           $   818

(Reported in thousands)
                                                                                                INTERNATIONAL FUNDS
                                                                               ---------------------------------------------------
                                                                                             WORLDWIDE STRATEGIES FUND
                                                                               ---------------------------------------------------
                                                                                    7/1/07-           7/1/06-           7/1/05-
                                                                                    9/30/07           6/30/07           6/30/06
                                                                               ---------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).................................................      $    168          $  1,121          $    782
Net realized gain (loss).....................................................         1,843            13,035            20,696
Net change in unrealized appreciation (depreciation).........................           228            11,519            (2,595)
                                                                                   --------          --------          --------
Increase (decrease) in net assets resulting from operations..................         2,239            25,675            18,883
                                                                                   --------          --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...............................................          (772)           (1,242)           (1,061)
Net investment income, Class B...............................................           (18)              (31)              (24)
Net investment income, Class C...............................................            (7)              (11)              (14)
Net realized long-term gains, Class A........................................        (6,668)               --                --
Net realized long-term gains, Class B........................................          (315)               --                --
Net realized long-term gains, Class C........................................          (117)               --                --
                                                                                   --------          --------          --------
Decrease in net assets from distributions to shareholders....................        (7,897)           (1,284)           (1,099)
                                                                                   --------          --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........................            --                --                --
Change in net assets from share transactions, Class A........................         4,582            (8,068)          (14,130)
Change in net assets from share transactions, Class B........................           129            (1,391)             (556)
Change in net assets from share transactions, Class C........................           111            (1,315)             (534)
                                                                                   --------          --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....................         4,822           (10,774)          (15,220)

NET INCREASE (DECREASE) IN NET ASSETS .......................................          (836)           13,617             2,564
NET ASSETS
Beginning of period..........................................................       124,621           111,004           108,440
                                                                                   --------          --------          --------
END OF PERIOD................................................................      $123,785          $124,621          $111,004
                                                                                   ========          ========          ========
Undistributed net investment income (accumulated net investment loss)........      $    178          $    787          $    730

(Reported in thousands)
                                                                                          EQUITY FUND
                                                                               ---------------------------------
                                                                                   GROWTH OPPORTUNITIES FUND
                                                                               ---------------------------------
                                                                                   10/1/06-          10/1/05-
                                                                                   9/30/07           9/30/06
                                                                               ---------------------------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).................................................      $   (107)         $    (54)
Net realized gain (loss).....................................................           385               (27)
Net change in unrealized appreciation (depreciation).........................         5,240                68
                                                                                   --------          --------
Increase (decrease) in net assets resulting from operations..................         5,518               (13)
                                                                                   --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...............................................            --                --
Net investment income, Class B...............................................            --                --
Net investment income, Class C...............................................            --                --
Net realized long-term gains, Class A........................................            --                --
Net realized long-term gains, Class B........................................            --                --
Net realized long-term gains, Class C........................................            --                --
                                                                                   --------          --------
Decrease in net assets from distributions to shareholders....................            --                --
                                                                                   --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........................            --            (6,962)(1)
Change in net assets from share transactions, Class A........................        20,631             8,073
Change in net assets from share transactions, Class B........................            --                --
Change in net assets from share transactions, Class C........................         4,687               117
                                                                                   --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....................        25,318             1,228

NET INCREASE (DECREASE) IN NET ASSETS .......................................        30,836             1,215
NET ASSETS
Beginning of period..........................................................         8,373             7,158
                                                                                   --------          --------
END OF PERIOD................................................................      $ 39,209          $  8,373
                                                                                   ========          ========
Undistributed net investment income (accumulated net investment loss)........      $     --          $     --

(1) See Note 11 in the Notes to Financial Statements.


                       See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                              NET
                             ASSET        NET         NET            TOTAL      DIVIDENDS   DISTRIBUTIONS
                             VALUE,   INVESTMENT  REALIZED AND       FROM       FROM NET      FROM NET
                           BEGINNING    INCOME     UNREALIZED     INVESTMENT   INVESTMENT     REALIZED     RETURN OF      TOTAL
                           OF PERIOD   (LOSS)(2)   GAIN (LOSS)    OPERATIONS     INCOME         GAINS       CAPITAL   DISTRIBUTIONS
====================================================================================================================================
---------------------------
GLOBAL UTILITIES FUND
---------------------------
CLASS A
5/1/07 to 9/30/07           $13.66      $0.18        0.23           0.41        (0.23)         (0.14)         --         (0.37)
5/1/06 to 4/30/07            10.60       0.44        3.03           3.47        (0.41)            --          --         (0.41)
5/1/05 to 4/30/06            10.13       0.42        0.44           0.86        (0.39)            --          --         (0.39)
12/30/04(6) to 4/30/05       10.00       0.13        0.08           0.21        (0.08)            --          --         (0.08)

CLASS C
5/1/07 to 9/30/07           $13.62       0.14        0.22           0.36        (0.18)         (0.14)         --         (0.32)
5/1/06 to 4/30/07            10.57       0.37        3.01           3.38        (0.33)            --          --         (0.33)
5/1/05 to 4/30/06            10.12       0.35        0.43           0.78        (0.33)            --          --         (0.33)
12/30/04(6) to 4/30/05       10.00       0.12        0.07           0.19        (0.07)            --          --         (0.07)

                              NET
                             ASSET        NET         NET            TOTAL        DIVIDENDS   DISTRIBUTIONS
                             VALUE,   INVESTMENT  REALIZED AND       FROM         FROM NET      FROM NET                   CHANGE IN
                           BEGINNING    INCOME     UNREALIZED     INVESTMENT     INVESTMENT     REALIZED        TOTAL      NET ASSET
                           OF PERIOD   (LOSS)(2)   GAIN (LOSS)    OPERATIONS       INCOME         GAINS     DISTRIBUTIONS    VALUE
====================================================================================================================================
---------------------------
MARKET NEUTRAL FUND
---------------------------
CLASS A
11/1/06 to 9/30/07          $11.19       0.14       (0.58)         (0.44)         (0.22)           --           (0.22)       (0.66)
11/1/05 to 10/31/06          11.87       0.12       (0.80)         (0.68)            --            --              --        (0.68)
11/1/04 to 10/31/05          11.51      (0.03)       0.39           0.36             --            --              --         0.36
11/1/03 to 10/31/04          11.39      (0.16)       0.28           0.12             --            --              --         0.12
11/1/02 to 10/31/03          12.09      (0.23)      (0.47)         (0.70)            --            --              --        (0.70)
11/1/01 to 10/31/02          10.95      (0.16)       1.44           1.28          (0.14)           --           (0.14)        1.14

CLASS B
11/1/06 to 9/30/07          $10.80       0.08       (0.57)         (0.49)         (0.14)           --           (0.14)       (0.63)
11/1/05 to 10/31/06          11.55       0.02       (0.77)         (0.75)            --            --              --        (0.75)
11/1/04 to 10/31/05          11.28      (0.13)       0.40           0.27             --            --              --         0.27
11/1/03 to 10/31/04          11.24      (0.24)       0.28           0.04             --            --              --         0.04
11/1/02 to 10/31/03          12.02      (0.31)      (0.47)         (0.78)            --            --              --        (0.78)
11/1/01 to 10/31/02          10.87      (0.23)       1.43           1.20          (0.05)           --           (0.05)        1.15

CLASS C
11/1/06 to 9/30/07          $10.75       0.07       (0.56)         (0.49)         (0.14)           --           (0.14)       (0.63)
11/1/05 to 10/31/06          11.49       0.02       (0.76)         (0.74)            --            --              --        (0.74)
11/1/04 to 10/31/05          11.22      (0.11)       0.38           0.27             --            --              --         0.27
11/1/03 to 10/31/04          11.18      (0.24)       0.28           0.04             --            --              --         0.04
11/1/02 to 10/31/03          11.96      (0.31)      (0.47)         (0.78)            --            --              --        (0.78)
11/1/01 to 10/31/02          10.83      (0.23)       1.42           1.19          (0.06)           --           (0.06)        1.13


                        See Notes to Financial Statements

                                                                                            RATIO OF
                                        NET                        NET      RATIO OF NET      GROSS      RATIO OF NET
                                       ASSET                     ASSETS,      OPERATING     OPERATING     INVESTMENT
                          CHANGE IN    VALUE,                    END OF      EXPENSES TO   EXPENSES TO     INCOME TO
                          NET ASSET    END OF        TOTAL       PERIOD      AVERAGE NET   AVERAGE NET    AVERAGE NET    PORTFOLIO
                            VALUE      PERIOD      RETURN(1)     (000'S)       ASSETS        ASSETS         ASSETS       TURNOVER
====================================================================================================================================
---------------------------
GLOBAL UTILITIES FUND
---------------------------
CLASS A
5/1/07 to 9/30/07            0.04      $13.70        3.02%(4)    $57,938        1.19%(3)       1.25%(3)      3.23%(3)       29%(4)
5/1/06 to 4/30/07            3.06       13.66       33.74         51,190        1.17           1.40          3.64           21
5/1/05 to 4/30/06            0.47       10.60        8.66         14,298        1.15           2.72          4.06           40
12/30/04(6) to 4/30/05       0.13       10.13        2.09(4)       6,163        1.15(3)        5.59(3)       3.81(3)        17(4)

CLASS C
5/1/07 to 9/30/07            0.04      $13.66        2.72%(4)     $1,964        1.95%(3)       2.00%(3)      2.47%(3)       29%(4)
5/1/06 to 4/30/07            3.05       13.62       32.55          1,769        1.91           2.19          3.11           21
5/1/05 to 4/30/06            0.45       10.57        7.87          1,108        1.90           3.54          3.38           40
12/30/04(6) to 4/30/05       0.12       10.12        1.88(4)         330        1.90(3)        8.16(3)       3.58(3)        17(4)

                                                            RATIO OF GROSS    RATIO OF NET
                                                             RATIO OF NET      OPERATING       OPERATING
                                                              OPERATING       EXPENSES         EXPENSES
                                                              EXPENSES       (INCLUDING       (EXCLUDING
                                                             (INCLUDING       DIVIDENDS       DIVIDENDS
                                                              DIVIDENDS       ON SHORT         ON SHORT
                             NET                    NET     ON SHORT SALES,  SALES, BEFORE    SALES, AFTER   RATIO OF NET
                            ASSET                 ASSETS,    AFTER EXPENSE     EXPENSE          EXPENSE       INVESTMENT
                            VALUE,                END OF    REIMBURSEMENT)   REIMBURSEMENT)  REIMBURSEMENT)   INCOME TO
                            END OF     TOTAL      PERIOD      TO AVERAGE     TO AVERAGE       TO AVERAGE      AVERAGE NET  PORTFOLIO
                            PERIOD    RETURN(1)   (000'S)     NET ASSETS     NET ASSETS       NET ASSETS        ASSETS     TURNOVER
====================================================================================================================================
---------------------------
MARKET NEUTRAL FUND
---------------------------
CLASS A
11/1/06 to 9/30/07          $10.53    (3.86)%(4)  $ 54,630       3.56%(3)       3.95%(3)         1.91%(3)      1.45%(3)     394%(4)
11/1/05 to 10/31/06          11.19    (5.81)        89,054       3.63           3.63             2.19          1.04         285
11/1/04 to 10/31/05          11.87     3.13        111,133       3.65           3.65             2.20         (0.26)        177
11/1/03 to 10/31/04          11.51     1.05         70,892       3.42           3.42             2.21         (1.45)        175
11/1/02 to 10/31/03          11.39    (5.79)        72,428       3.85           3.85             2.29         (2.08)        329
11/1/01 to 10/31/02          12.09    11.85         61,582       3.47           3.68             2.30         (1.33)        456

CLASS B
11/1/06 to 9/30/07          $10.17    (4.64)%(4)  $  2,651       4.22%(3)       4.63%(3)         2.67%(3)      0.82%(3)     394%(4)
11/1/05 to 10/31/06          10.80    (6.41)         4,338       4.39           4.39             2.91          0.22         285
11/1/04 to 10/31/05          11.55     2.39          7,859       4.36           4.36             2.90         (1.14)        177
11/1/03 to 10/31/04          11.28     0.36         12,290       4.11           4.11             2.91         (2.15)        175
11/1/02 to 10/31/03          11.24    (6.49)        16,359       4.50           4.50             2.99         (2.74)        329
11/1/01 to 10/31/02          12.02    11.10         15,381       4.26           4.61             3.00         (2.02)        456

CLASS C
11/1/06 to 9/30/07          $10.12    (4.57)%(4)  $  7,187       4.27%(3)       4.68%(3)         2.68%(3)      0.76%(3)     394%(4)
11/1/05 to 10/31/06          10.75    (6.44)        18,377       4.41           4.41             2.92          0.19         285
11/1/04 to 10/31/05          11.49     2.41         40,584       4.35           4.35             2.90         (0.97)        177
11/1/03 to 10/31/04          11.22     0.36         25,779       4.12           4.12             2.91         (2.15)        175
11/1/02 to 10/31/03          11.18    (6.44)        31,102       4.54           4.54             2.99         (2.77)        329
11/1/01 to 10/31/02          11.96    11.01         24,449       4.22           4.51             3.00         (2.02)        456

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET
                             ASSET        NET       CAPITAL GAIN        NET           TOTAL     DIVIDENDS   DISTRIBUTIONS
                            VALUE,     INVESTMENT   DISTRIBUTIONS   REALIZED AND      FROM       FROM NET      FROM NET
                           BEGINNING     INCOME     RECEIVED FROM    UNREALIZED    INVESTMENT   INVESTMENT    REALIZED     TOTAL
                           OF PERIOD     (LOSS)   AFFILIATED FUNDS   GAIN (LOSS)   OPERATIONS     INCOME       GAINS   DISTRIBUTIONS
====================================================================================================================================
---------------------------
DIVERSIFIER PHOLIO FUND
---------------------------
CLASS A
8/1/07 to 9/30/07           $11.15       0.03(2)         --             0.69          0.72        (0.01)       (0.06)      (0.07)
8/1/06 to 7/31/07            10.63       0.18(2)       0.13(2)          0.41(9)       0.72        (0.20)          --(5)    (0.20)
11/30/05(6) to 7/31/06       10.00       0.08(2)       0.02(2)          0.57          0.67        (0.04)          --       (0.04)

CLASS C
8/1/07 to 9/30/07           $11.07       0.02(2)         --             0.68          0.70        (0.01)       (0.06)      (0.07)
8/1/06 to 7/31/07            10.58       0.11(2)       0.14(2)          0.38(9)       0.63        (0.14)          --(5)    (0.14)
11/30/05(6) to 7/31/06       10.00       0.03(2)       0.04(2)          0.54          0.61        (0.03)          --       (0.03)

----------------------------
WEALTH ACCUMULATOR PHOLIO
----------------------------
CLASS A
8/1/07 to 9/30/07           $12.16         --(2)(5)      --             0.59          0.59        (0.04)       (0.13)      (0.17)
8/1/06 to 7/31/07            10.73       0.10(2)       0.76(2)          0.92          1.78        (0.32)       (0.03)      (0.35)
8/4/05(6) to 7/31/06         10.00       0.07(2)       0.11(2)          0.60          0.78        (0.05)          --       (0.05)

CLASS C
8/1/07 to 9/30/07           $12.09      (0.01)(2)        --             0.58          0.57        (0.04)       (0.13)      (0.17)
8/1/06 to 7/31/07            10.68         --(2)(5)    0.74(2)          0.94          1.68        (0.24)       (0.03)      (0.27)
8/4/05(6) to 7/31/06         10.00      (0.01)(2)      0.10(2)          0.61          0.70        (0.02)          --       (0.02)

------------------------------
WEALTH BUILDER PHOLIO(SM) FUND
------------------------------
CLASS A
8/1/07 to 9/30/07           $12.91       0.02(2)         --             0.53          0.55        (0.03)       (0.62)      (0.65)
8/1/06 to 7/31/07            11.89       0.20(2)       0.60(2)          0.86          1.66        (0.42)       (0.22)      (0.64)
8/4/05 to 7/31/06            12.07       0.15(2)       0.12(2)          0.40          0.67        (0.16)       (0.69)      (0.85)
8/1/04 to 7/31/05            10.89       0.11(2)       0.07(2)          1.10          1.28        (0.10)          --(5)    (0.10)
8/1/03(6) to 7/31/04         10.00       0.12(2)       0.01(2)          0.86          0.99        (0.10)          --       (0.10)

CLASS C
8/1/07 to 9/30/07           $12.85         --(2)(5)      --             0.54          0.54        (0.03)       (0.62)      (0.65)
8/1/06 to 7/31/07            11.84       0.10(2)       0.60(2)          0.86          1.56        (0.33)       (0.22)      (0.55)
8/4/05 to 7/31/06            12.02       0.06(2)       0.12(2)          0.40          0.58        (0.07)       (0.69)      (0.76)
8/1/04 to 7/31/05            10.86       0.02(2)       0.07(2)          1.10          1.19        (0.03)          --(5)    (0.03)
8/1/03(6) to 7/31/04         10.00       0.04(2)       0.01(2)          0.85          0.90        (0.04)          --       (0.04)

-------------------------------
WEALTH GUARDIAN PHOLIO(SM) FUND
-------------------------------
CLASS A
8/1/07 to 9/30/07           $12.02       0.02(2)         --             0.40          0.42        (0.05)       (0.38)      (0.43)
8/1/06 to 7/31/07            11.31       0.27(2)       0.46(2)          0.59          1.32        (0.43)       (0.18)      (0.61)
8/4/05 to 7/31/06            11.61       0.22(2)       0.10(2)          0.18          0.50        (0.23)       (0.57)      (0.80)
8/1/04 to 7/31/05            10.74       0.17          0.06             0.81          1.04        (0.17)          --(5)    (0.17)
8/1/03(6) to 7/31/04         10.00       0.17            --(5)          0.74          0.91        (0.17)          --       (0.17)

CLASS C
8/1/07 to 9/30/07           $12.00       0.01(2)         --             0.40          0.41        (0.05)       (0.38)      (0.43)
8/1/06 to 7/31/07            11.30       0.18(2)       0.46(2)          0.58          1.22        (0.34)       (0.18)      (0.52)
8/4/05 to 7/31/06            11.60       0.12(2)       0.10(2)          0.19          0.41        (0.14)       (0.57)      (0.71)
8/1/04 to 7/31/05            10.72       0.09          0.06             0.81          0.96        (0.08)          --(5)    (0.08)
8/1/03(6) to 7/31/04         10.00       0.12          0.01             0.70          0.83        (0.11)          --       (0.11)


                        See Notes to Financial Statements

                                                                              RATIO OF
                                        NET                      NET        RATIO OF NET       GROSS      RATIO OF NET
                                       ASSET                    ASSETS,       OPERATING      OPERATING     INVESTMENT
                           CHANGE IN   VALUE,                   END OF       EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET   END OF      TOTAL        PERIOD       AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE     PERIOD    RETURN(1)      (000'S)       ASSETS(8)       ASSETS(8)      ASSETS      TURNOVER
====================================================================================================================================
---------------------------
DIVERSIFIER PHOLIO FUND
---------------------------
CLASS A
8/1/07 to 9/30/07             0.65     $11.80      6.45%(4)     $109,620        0.34%(3)        0.54%(3)      1.74%(3)      18%(4)
8/1/06 to 7/31/07             0.52      11.15      6.76           95,230        0.26            0.51          1.61          11
11/30/05(6) to 7/31/06        0.63      10.63      6.72(4)         1,231        0.20(3)        31.52(3)       1.11(3)       81(4)

CLASS C
8/1/07 to 9/30/07             0.63     $11.70      6.32%(4)     $ 68,343        1.09%(3)        1.29%(3)      0.99%(3)      18%(4)
8/1/06 to 7/31/07             0.49      11.07      6.01           60,669        1.01            1.26          0.93          11
11/30/05(6) to 7/31/06        0.58      10.58      6.16(4)           581        0.95(3)        46.88(3)       0.38(3)       81(4)

----------------------------
WEALTH ACCUMULATOR PHOLIO
----------------------------
CLASS A
8/1/07 to 9/30/07             0.42     $12.58      4.83%(4)      $ 9,647        0.28%(3)        0.83%(3)      0.19%(3)       1%(4)
8/1/06 to 7/31/07             1.43      12.16     16.75            8,806        0.06            0.97          0.79          50
8/4/05(6) to 7/31/06          0.73      10.73      7.82(4)         3,208        0.09(3)(7)      7.43(3)       0.63(3)       13(4)

CLASS C
8/1/07 to 9/30/07             0.40     $12.49      4.69%(4)      $ 4,478        1.04%(3)        1.58%(3)     (0.54)%(3)      1%(4)
8/1/06 to 7/31/07             1.41      12.09     15.85            3,818        0.80            1.79          0.04          50
8/4/05(6) to 7/31/06          0.68      10.68      6.97(4)         2,379        0.83(3)(7)      8.19(3)      (0.12)(3)      13(4)

------------------------------
WEALTH BUILDER PHOLIO(SM) FUND
------------------------------
CLASS A
8/1/07 to 9/30/07            (0.10)    $12.81      4.23%(4)     $ 58,663        0.26%(3)        0.49%(3)      0.72%(3)       2%(4)
8/1/06 to 7/31/07             1.02      12.91     14.16           56,857        0.06            0.45          1.54          43
8/4/05 to 7/31/06            (0.18)     11.89      5.76           51,755        0.20(7)         0.45          1.25          74
8/1/04 to 7/31/05             1.18      12.07     11.76           47,934        0.40            0.45          0.93           4
8/1/03(6) to 7/31/04          0.89      10.89      9.89           29,566        0.40            0.77          1.11          --

CLASS C
8/1/07 to 9/30/07            (0.11)    $12.74      4.17%(4)      $77,181        1.01%(3)        1.24%(3)     (0.03)%(3)      2%(4)
8/1/06 to 7/31/07             1.01      12.85     13.29           76,049        0.80            1.20          0.79          43
8/4/05 to 7/31/06            (0.18)     11.84      4.99           75,168        0.96(7)         1.19          0.48          74
8/1/04 to 7/31/05             1.16      12.02     11.01           84,281        1.15            1.20          0.19           4
8/1/03(6) to 7/31/04          0.86      10.86      9.03           58,012        1.15            1.47          0.34          --

-------------------------------
WEALTH GUARDIAN PHOLIO(SM) FUND
-------------------------------
CLASS A
8/1/07 to 9/30/07            (0.01)    $12.01      3.48%(4)     $ 29,742        0.27%(3)        0.48%(3)      1.15%(3)       2%(4)
8/1/06 to 7/31/07             0.71      12.02     11.82           29,304        0.05            0.46          2.28          41
8/4/05 to 7/31/06            (0.30)     11.31      4.43           24,768        0.26(7)         0.56          1.92          67
8/1/04 to 7/31/05             0.87      11.61      9.74           20,696        0.52            0.65          1.56           5
8/1/03(6) to 7/31/04          0.74      10.74      9.15           10,182        0.52            1.35          1.92           1

CLASS C
8/1/07 to 9/30/07            (0.02)    $11.98      3.40%(4)     $ 32,320        1.01%(3)        1.23%(3)      0.39%(3)       2%(4)
8/1/06 to 7/31/07             0.70      12.00     10.90           32,286        0.80            1.21          1.53          41
8/4/05 to 7/31/06            (0.30)     11.30      3.63           33,776        1.03(7)         1.31          1.08          67
8/1/04 to 7/31/05             0.88      11.60      9.03           40,252        1.27            1.40          0.80           5
8/1/03(6) to 7/31/04          0.72      10.72      8.29           28,355        1.27            1.98          1.19           1

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET
                               ASSET        NET          NET         TOTAL       DIVIDENDS  DISTRIBUTIONS
                              VALUE,     INVESTMENT  REALIZED AND     FROM        FROM NET     FROM NET
                             BEGINNING     INCOME     UNREALIZED   INVESTMENT    INVESTMENT    REALIZED    RETURN OF      TOTAL
                             OF PERIOD     (LOSS)     GAIN (LOSS)  OPERATIONS      INCOME       GAINS       CAPITAL   DISTRIBUTIONS
====================================================================================================================================
-------------------------
BOND FUND
-------------------------
CLASS I
10/1/06 to 9/30/07            $10.36       0.46(2)      (0.02)        0.44          (0.48)         --          --        (0.48)
10/1/05 to 9/30/06             10.56       0.47(2)      (0.08)        0.39          (0.44)      (0.15)         --        (0.59)
10/1/04 to 9/30/05             10.73       0.37(2)      (0.11)        0.26          (0.37)      (0.06)         --        (0.43)
10/1/03 to 9/30/04             10.78       0.40(2)       0.08         0.48          (0.46)      (0.07)         --        (0.53)
10/1/02 to 9/30/03             10.39       0.41(2)       0.46         0.87          (0.42)      (0.06)         --        (0.48)

CLASS A
10/1/06 to 9/30/07            $10.27       0.44(2)      (0.05)        0.39          (0.45)         --          --        (0.45)
10/1/05 to 9/30/06             10.46       0.43(2)      (0.06)        0.37          (0.41)      (0.15)         --        (0.56)
10/1/04 to 9/30/05             10.63       0.34(2)      (0.11)        0.23          (0.34)      (0.06)         --        (0.40)
10/1/03 to 9/30/04             10.68       0.36(2)       0.08         0.44          (0.42)      (0.07)         --        (0.49)
10/1/02 to 9/30/03             10.29       0.38(2)       0.45         0.83          (0.38)      (0.06)         --        (0.44)

CLASS B
10/1/06 to 9/30/07            $10.07       0.35(2)      (0.04)        0.31          (0.37)         --          --        (0.37)
10/1/05 to 9/30/06             10.28       0.34(2)      (0.06)        0.28          (0.34)      (0.15)         --        (0.49)
10/1/04 to 9/30/05             10.44       0.25(2)      (0.09)        0.16          (0.26)      (0.06)         --        (0.32)
10/1/03 to 9/30/04             10.50       0.28(2)       0.08         0.36          (0.35)      (0.07)         --        (0.42)
10/1/02 to 9/30/03             10.13       0.30(2)       0.44         0.74          (0.31)      (0.06)         --        (0.37)

CLASS C
10/1/06 to 9/30/07            $10.09       0.35(2)      (0.03)        0.32          (0.37)         --          --        (0.37)
10/1/05 to 9/30/06             10.30       0.34(2)      (0.06)        0.28          (0.34)      (0.15)         --        (0.49)
10/1/04 to 9/30/05             10.46       0.25(2)      (0.09)        0.16          (0.26)      (0.06)         --        (0.32)
10/1/03 to 9/30/04             10.52       0.28(2)       0.08         0.36          (0.35)      (0.07)         --        (0.42)
10/1/02 to 9/30/03             10.15       0.30(2)       0.44         0.74          (0.31)      (0.06)         --        (0.37)

-------------------------
CA TAX-EXEMPT BOND FUND
-------------------------
CLASS I
5/1/07 to 9/30/07             $12.25       0.20(2)      (0.17)        0.03          (0.19)      (0.01)         --        (0.20)
9/29/06(6) to 4/30/07          12.43       0.28(2)      (0.06)        0.22          (0.30)      (0.10)         --        (0.40)

CLASS A
5/1/07 to 9/30/07             $12.26       0.19(2)      (0.17)        0.02          (0.18)      (0.01)         --        (0.19)
5/1/06 to 4/30/07              12.19       0.47(2)       0.18         0.65          (0.48)      (0.10)         --        (0.58)
5/1/05 to 4/30/06              12.71       0.49(2)      (0.39)        0.10          (0.49)      (0.13)         --        (0.62)
5/1/04 to 4/30/05              12.49       0.48(2)       0.30         0.78          (0.47)      (0.09)         --        (0.56)
5/1/03 to 4/30/04              12.99       0.48         (0.38)        0.10          (0.47)      (0.13)         --        (0.60)
5/1/02 to 4/30/03              12.82       0.50          0.51         1.01          (0.49)      (0.35)         --        (0.84)

-------------------------
CORE BOND FUND
-------------------------
CLASS A
11/1/06 to 9/30/07            $ 8.24       0.33(2)       0.11         0.44          (0.36)         --          --        (0.36)
11/1/05 to 10/31/06             8.26       0.35(2)       0.02         0.37          (0.39)         --          --        (0.39)
11/1/04 to 10/31/05             8.65       0.32(2)      (0.29)        0.03          (0.42)         --          --        (0.42)
11/1/03 to 10/31/04             8.76       0.37(2)      (0.03)        0.34          (0.45)         --          --        (0.45)
11/1/02 to 10/31/03             8.93       0.39(2)      (0.04)        0.35          (0.52)         --          --        (0.52)
11/1/01 to 10/31/02(12)         9.43       0.58         (0.49)        0.09          (0.59)         --          --        (0.59)


                        See Notes to Financial Statements

                                                                             RATIO OF
                                        NET                       NET      RATIO OF NET       GROSS      RATIO OF NET
                                       ASSET                    ASSETS,      OPERATING      OPERATING     INVESTMENT
                           CHANGE IN   VALUE,                   END OF      EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET   END OF       TOTAL       PERIOD      AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE     PERIOD     RETURN(1)     (000'S)       ASSETS          ASSETS        ASSETS       TURNOVER
==================================================================================================================================
-------------------------
BOND FUND
-------------------------
CLASS I
10/1/06 to 9/30/07            (0.04)    $10.32      4.32%      $ 52,044         0.87%           0.87%         4.49%         266%
10/1/05 to 9/30/06            (0.20)     10.36      3.84         63,156         0.82            0.82          4.59          275
10/1/04 to 9/30/05            (0.17)     10.56      2.44         30,126         0.89            0.89          3.45          221
10/1/03 to 9/30/04            (0.05)     10.73      4.54         39,476         0.80            0.80          3.72          136
10/1/02 to 9/30/03             0.39      10.78      8.57         35,966         0.86            0.86          3.93          244

CLASS A
10/1/06 to 9/30/07            (0.06)    $10.21      4.09%      $ 29,077         1.12%           1.12%         4.25%         266%
10/1/05 to 9/30/06            (0.19)     10.27      3.51         28,022         1.11            1.15          4.21          275
10/1/04 to 9/30/05            (0.17)     10.46      2.14         29,501         1.15            1.19          3.20          221
10/1/03 to 9/30/04            (0.05)     10.63      4.33         29,864         1.11            1.11          3.37          136
10/1/02 to 9/30/03             0.39      10.68      8.28         21,263         1.15            1.21          3.65          244

CLASS B
10/1/06 to 9/30/07            (0.06)    $10.01      3.26%      $  4,294         1.87%           1.87%         3.49%         266%
10/1/05 to 9/30/06            (0.21)     10.07      2.80          5,459         1.88            2.30          3.43          275
10/1/04 to 9/30/05            (0.16)     10.28      1.36          6,706         1.90            2.30          2.45          221
10/1/03 to 9/30/04            (0.06)     10.44      3.54          7,375         1.90            2.07          2.69          136
10/1/02 to 9/30/03             0.37      10.50      7.43         10,218         1.90            2.10          2.91          244

CLASS C
10/1/06 to 9/30/07            (0.05)    $10.04      3.25%      $  1,534         1.87%           1.87%         3.50%         266%
10/1/05 to 9/30/06            (0.21)     10.09      2.79          1,401         1.88            3.44          3.41          275
10/1/04 to 9/30/05            (0.16)     10.30      1.35          2,038         1.90            2.90          2.44          221
10/1/03 to 9/30/04            (0.06)     10.46      3.53          3,829         1.90            2.37          2.64          136
10/1/02 to 9/30/03             0.37      10.52      7.42          4,754         1.90            2.41          2.91          244

-------------------------
CA TAX-EXEMPT BOND FUND
-------------------------
CLASS I
5/1/07 to 9/30/07             (0.17)    $12.08      0.30%(4)   $ 28,277         0.64%(3)        0.80%(3)      3.99%(3)        4%(4)
9/29/06(6) to 4/30/07         (0.18)     12.25      1.79(4)      28,952         0.64(3)         0.79(3)       3.90(3)        19(4)

CLASS A
5/1/07 to 9/30/07             (0.17)    $12.09      0.18%(4)   $ 39,094         0.88%(3)        1.05%(3)      3.74%(3)        4%(4)
5/1/06 to 4/30/07              0.07      12.26      5.40         42,243         0.87            1.10          3.81           19
5/1/05 to 4/30/06             (0.52)     12.19      0.71         46,214         1.02(7)         1.28          3.89            8
5/1/04 to 4/30/05              0.22      12.71      6.48         53,113         1.19            1.19          3.78           11
5/1/03 to 4/30/04             (0.50)     12.49      0.71         57,334         1.19            1.19          3.69           11
5/1/02 to 4/30/03              0.17      12.99      8.19         68,109         1.09            1.09          3.84           27

-------------------------
CORE BOND FUND
-------------------------
CLASS A
11/1/06 to 9/30/07             0.08     $ 8.32      5.44%(4)   $ 63,165         1.05%(3)        1.24%(3)      4.33%(3)       46%(4)
11/1/05 to 10/31/06           (0.02)      8.24      4.59         67,393         1.08(7)         1.24          4.28           48
11/1/04 to 10/31/05           (0.39)      8.26      0.34         77,880         1.25            1.25          3.73           65
11/1/03 to 10/31/04           (0.11)      8.65      3.95         92,278         1.18            1.18          4.29           45
11/1/02 to 10/31/03           (0.17)      8.76      3.96        104,092         1.16            1.16          4.37          101
11/1/01 to 10/31/02(12)       (0.50)      8.93      1.07        115,184         1.15            1.15          5.40           70

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET
                               ASSET        NET           NET           TOTAL      DIVIDENDS   DISTRIBUTIONS
                               VALUE,   INVESTMENT    REALIZED AND      FROM        FROM NET     FROM NET
                             BEGINNING    INCOME       UNREALIZED    INVESTMENT    INVESTMENT    REALIZED   RETURN OF     TOTAL
                             OF PERIOD    (LOSS)       GAIN (LOSS)   OPERATIONS      INCOME       GAINS      CAPITAL  DISTRIBUTIONS
====================================================================================================================================
-------------------------
CORE BOND FUND (CONTINUED)
-------------------------
CLASS B
11/1/06 to 9/30/07            $ 8.18       0.27(2)        0.12          0.39         (0.31)         --         --        (0.31)
11/1/05 to 10/31/06             8.21       0.29(2)        0.01          0.30         (0.33)         --         --        (0.33)
11/1/04 to 10/31/05             8.59       0.25(2)       (0.27)        (0.02)        (0.36)         --         --        (0.36)
11/1/03 to 10/31/04             8.71       0.31(2)       (0.05)         0.26         (0.38)         --         --        (0.38)
11/1/02 to 10/31/03             8.89       0.32(2)       (0.05)         0.27         (0.45)         --         --        (0.45)
11/1/01 to 10/31/02(12)         9.39       0.51          (0.49)         0.02         (0.52)         --         --        (0.52)

CLASS C
11/1/06 to 9/30/07            $ 8.21       0.27(2)        0.12          0.39         (0.31)         --         --        (0.31)
11/1/05 to 10/31/06             8.23       0.29(2)        0.02          0.31         (0.33)         --         --        (0.33)
11/1/04 to 10/31/05             8.62       0.25(2)       (0.28)        (0.03)        (0.36)         --         --        (0.36)
11/1/03 to 10/31/04             8.73       0.31(2)       (0.04)         0.27         (0.38)         --         --        (0.38)
11/1/02 to 10/31/03             8.91       0.32(2)       (0.05)         0.27         (0.45)         --         --        (0.45)
11/1/01 to 10/31/02(12)         9.41       0.51          (0.49)         0.02         (0.52)         --         --        (0.52)

-------------------------
EMERGING MARKETS BOND FUND
-------------------------
CLASS A
12/1/06 to 9/30/07            $ 8.85       0.43(2)       (0.09)         0.34         (0.45)         --         --        (0.45)
12/1/05 to 11/30/06             8.56       0.47(2)        0.31          0.78         (0.49)         --         --        (0.49)
12/1/04 to 11/30/05             8.25       0.49(2)        0.37          0.86         (0.55)         --         --        (0.55)
12/1/03 to 11/30/04             8.07       0.47(2)        0.29          0.76         (0.58)         --         --        (0.58)
12/1/02 to 11/30/03(11)         6.80       0.67           1.22          1.89         (0.62)         --         --        (0.62)
12/1/01 to 11/30/02(11)(12)     6.58       0.65(2)        0.28          0.93         (0.57)         --      (0.14)       (0.71)

CLASS B
12/1/06 to 9/30/07            $ 8.63       0.36(2)       (0.08)         0.28         (0.40)         --         --        (0.40)
12/1/05 to 11/30/06             8.36       0.40(2)        0.30          0.70         (0.43)         --         --        (0.43)
12/1/04 to 11/30/05             8.07       0.42(2)        0.36          0.78         (0.49)         --         --        (0.49)
12/1/03 to 11/30/04             7.91       0.40(2)        0.28          0.68         (0.52)         --         --        (0.52)
12/1/02 to 11/30/03(11)         6.68       0.58           1.22          1.80         (0.57)         --         --        (0.57)
12/1/01 to 11/30/02(11)(12)     6.47       0.59(2)        0.28          0.87         (0.53)         --      (0.13)       (0.66)

CLASS C
12/1/06 to 9/30/07            $ 8.68       0.36(2)       (0.07)         0.29         (0.40)         --         --        (0.40)
12/1/05 to 11/30/06             8.41       0.40(2)        0.30          0.70         (0.43)         --         --        (0.43)
12/1/04 to 11/30/05             8.12       0.42(2)        0.36          0.78         (0.49)         --         --        (0.49)
12/1/03 to 11/30/04             7.95       0.40(2)        0.29          0.69         (0.52)         --         --        (0.52)
12/1/02 to 11/30/03(11)         6.73       0.58           1.21          1.79         (0.57)         --         --        (0.57)
12/1/01 to 11/30/02(11)(12)     6.51       0.60(2)        0.28          0.88         (0.53)         --      (0.13)       (0.66)

-------------------------
HIGH YIELD FUND
-------------------------
CLASS A
11/1/06 to 9/30/07            $ 4.91       0.30(2)       (0.01)         0.29         (0.31)         --         --        (0.31)
11/1/05 to 10/31/06             4.88       0.31(2)        0.05          0.36         (0.33)         --         --        (0.33)
11/1/04 to 10/31/05             5.11       0.31(2)       (0.19)         0.12         (0.35)         --         --        (0.35)
11/1/03 to 10/31/04             5.02       0.33(2)        0.11          0.44         (0.35)         --         --        (0.35)
11/1/02 to 10/31/03(11)         4.51       0.35(2)        0.54          0.89         (0.38)         --         --        (0.38)
11/1/01 to 10/31/02(11)(12)     5.19       0.45(2)       (0.65)        (0.20)        (0.45)         --      (0.03)       (0.48)


                        See Notes to Financial Statements

                                                                              RATIO OF
                                          NET                       NET     RATIO OF NET       GROSS      RATIO OF NET
                                         ASSET                    ASSETS,     OPERATING      OPERATING     INVESTMENT
                           CHANGE IN     VALUE,                   END OF     EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET     END OF       TOTAL       PERIOD     AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE       PERIOD     RETURN(1)     (000'S)     ASSETS          ASSETS         ASSETS      TURNOVER
==================================================================================================================================
-------------------------
CORE BOND FUND (CONTINUED)
-------------------------
CLASS B
11/1/06 to 9/30/07              0.08     $ 8.26       4.68%(4)   $  1,604      1.80%(3)        2.01%(3)       3.58%(3)      46%(4)
11/1/05 to 10/31/06            (0.03)      8.18       3.72          1,749      1.84(7)         1.98           3.54          48
11/1/04 to 10/31/05            (0.38)      8.21      (0.29)         2,390      2.00            2.00           2.97          65
11/1/03 to 10/31/04            (0.12)      8.59       3.10          3,668      1.93            1.93           3.57          45
11/1/02 to 10/31/03            (0.18)      8.71       3.08          6,628      1.91            1.91           3.62         101
11/1/01 to 10/31/02(12)        (0.50)      8.89       0.31          9,471      1.90            1.90           4.65          70

CLASS C
11/1/06 to 9/30/07              0.08     $ 8.29       4.76%(4)   $  1,225      1.80%(3)        1.99%(3)       3.58%(3)      46%(4)
11/1/05 to 10/31/06            (0.02)      8.21       3.84          1,299      1.83(7)         1.99           3.54          48
11/1/04 to 10/31/05            (0.39)      8.23      (0.40)         1,273      2.00            2.00           2.99          65
11/1/03 to 10/31/04            (0.11)      8.62       3.21          1,298      1.93            1.93           3.57          45
11/1/02 to 10/31/03            (0.18)      8.73       3.06          1,385      1.91            1.91           3.63         101
11/1/01 to 10/31/02(12)        (0.50)      8.91       0.31          1,212      1.90            1.90           4.66          70

-------------------------
EMERGING MARKETS BOND FUND
-------------------------
CLASS A
12/1/06 to 9/30/07             (0.11)    $ 8.74       3.91%(4)   $ 33,225      1.65%(3)        1.65%(3)       5.77%(3)     133%(4)
12/1/05 to 11/30/06             0.29       8.85       9.39         30,489      1.65            1.65           5.47         139
12/1/04 to 11/30/05             0.31       8.56      10.78         27,450      1.67            1.67           5.83          33
12/1/03 to 11/30/04             0.18       8.25       9.86         22,583      1.53            1.53           5.75         140
12/1/02 to 11/30/03(11)         1.27       8.07      28.94         35,910      1.49(10)        1.49           7.73         491
12/1/01 to 11/30/02(11)(12)     0.22       6.80      14.55         31,401      1.58(10)        1.58           9.47         588

CLASS B
12/1/06 to 9/30/07             (0.12)    $ 8.51       3.26%(4)   $  5,094      2.37%(3)        2.37%(3)       4.99%(3)     133%(4)
12/1/05 to 11/30/06             0.27       8.63       8.60          9,075      2.41            2.41           4.69         139
12/1/04 to 11/30/05             0.29       8.36       9.94         17,140      2.43            2.43           5.08          33
12/1/03 to 11/30/04             0.16       8.07       8.98         26,853      2.29            2.29           4.99         140
12/1/02 to 11/30/03(11)         1.23       7.91      27.91         44,671      2.24(10)        2.24           7.02         491
12/1/01 to 11/30/02(11)(12)     0.21       6.68      13.80         46,865      2.33(10)        2.33           8.78         588

CLASS C
12/1/06 to 9/30/07             (0.11)    $ 8.57       3.36%(4)   $  1,262      2.40%(3)        2.40%(3)       5.02%(3)     133%(4)
12/1/05 to 11/30/06             0.27       8.68       8.55          1,299      2.40            2.40           4.71         139
12/1/04 to 11/30/05             0.29       8.41       9.88          2,024      2.43            2.43           5.08          33
12/1/03 to 11/30/04             0.17       8.12       9.06          2,115      2.29            2.29           4.98         140
12/1/02 to 11/30/03(11)         1.22       7.95      27.54          3,418      2.24            2.24           7.06         491
12/1/01 to 11/30/02(11)(12)     0.22       6.73      13.88          2,783      2.33            2.33           8.71         588

-------------------------
HIGH YIELD FUND
-------------------------
CLASS A
11/1/06 to 9/30/07             (0.02)    $ 4.89       6.06%(4)   $125,200      1.39%(3)        1.39%(3)       6.59%(3)     102%(4)
11/1/05 to 10/31/06             0.03       4.91       7.52        132,408      1.37            1.37           6.25         161
11/1/04 to 10/31/05            (0.23)      4.88       2.37        144,060      1.36            1.36           6.23          59
11/1/03 to 10/31/04             0.09       5.11       8.85        174,527      1.32            1.32           6.57          99
11/1/02 to 10/31/03(11)         0.51       5.02      20.54        192,428      1.32            1.32           7.17         176
11/1/01 to 10/31/02(11)(12)    (0.68)      4.51      (4.33)       183,028      1.33(10)        1.33           9.06         114

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET
                               ASSET        NET          NET           TOTAL      DIVIDENDS   DISTRIBUTIONS
                               VALUE,   INVESTMENT   REALIZED AND      FROM        FROM NET     FROM NET
                             BEGINNING    INCOME      UNREALIZED    INVESTMENT    INVESTMENT    REALIZED   RETURN OF      TOTAL
                             OF PERIOD    (LOSS)      GAIN (LOSS)   OPERATIONS      INCOME       GAINS      CAPITAL   DISTRIBUTIONS
====================================================================================================================================
---------------------------
HIGH YIELD FUND (CONTINUED)
---------------------------
CLASS B
11/1/06 to 9/30/07            $ 4.84       0.26(2)      (0.01)          0.25        (0.28)         --           --       (0.28)
11/1/05 to 10/31/06             4.81       0.26(2)       0.06           0.32        (0.29)         --           --       (0.29)
11/1/04 to 10/31/05             5.05       0.27(2)      (0.20)          0.07        (0.31)         --           --       (0.31)
11/1/03 to 10/31/04             4.96       0.29(2)       0.11           0.40        (0.31)         --           --       (0.31)
11/1/02 to 10/31/03(11)         4.47       0.31(2)       0.52           0.83        (0.34)         --           --       (0.34)
11/1/01 to 10/31/02(11)(12)     5.14       0.41(2)      (0.64)         (0.23)       (0.41)         --        (0.03)      (0.44)

CLASS C
11/1/06 to 9/30/07            $ 4.87       0.26(2)      (0.01)          0.25        (0.28)         --           --       (0.28)
11/1/05 to 10/31/06             4.84       0.27(2)       0.05           0.32        (0.29)         --           --       (0.29)
11/1/04 to 10/31/05             5.07       0.27(2)      (0.19)          0.08        (0.31)         --           --       (0.31)
11/1/03 to 10/31/04             4.99       0.29(2)       0.10           0.39        (0.31)         --           --       (0.31)
11/1/02 to 10/31/03(11)         4.49       0.31(2)       0.53           0.84        (0.34)         --           --       (0.34)
11/1/01 to 10/31/02(11)(12)     5.16       0.41(2)      (0.64)         (0.23)       (0.41)         --        (0.03)      (0.44)

-------------------------
MONEY MARKET FUND
-------------------------
CLASS A
11/1/06 to 9/30/07            $ 1.00       0.04            --           0.04        (0.04)         --           --       (0.04)
11/1/05 to 10/31/06             1.00       0.04            --           0.04        (0.04)         --           --       (0.04)
11/1/04 to 10/31/05             1.00       0.02            --           0.02        (0.02)         --           --       (0.02)
11/1/03 to 10/31/04             1.00      0.007            --          0.007       (0.007)         --           --      (0.007)
11/1/02 to 10/31/03             1.00      0.010            --          0.010       (0.010)         --           --      (0.010)
11/1/01 to 10/31/02             1.00      0.014            --          0.014       (0.014)         --           --      (0.014)

-------------------------------
MULTI-SECTOR FIXED INCOME FUND
-------------------------------
CLASS A
11/1/06 to 9/30/07            $10.88       0.56(2)      (0.03)          0.53        (0.52)         --           --       (0.52)
11/1/05 to 10/31/06            10.63       0.59(2)       0.21           0.80        (0.55)         --           --       (0.55)
11/1/04 to 10/31/05            11.16       0.59(2)      (0.40)          0.19        (0.72)         --           --       (0.72)
11/1/03 to 10/31/04            10.85       0.69(2)       0.34           1.03        (0.72)         --           --       (0.72)
11/1/02 to 10/31/03(11)         9.82       0.71          0.99           1.70        (0.67)         --           --       (0.67)
11/1/01 to 10/31/02(11)(12)    10.03       0.72         (0.18)          0.54        (0.74)         --        (0.01)      (0.75)

CLASS B
11/1/06 to 9/30/07            $10.87       0.48(2)      (0.02)          0.46        (0.45)         --           --       (0.45)
11/1/05 to 10/31/06            10.61       0.51(2)       0.22           0.73        (0.47)         --           --       (0.47)
11/1/04 to 10/31/05            11.13       0.50(2)      (0.40)          0.10        (0.62)         --           --       (0.62)
11/1/03 to 10/31/04            10.82       0.61(2)       0.33           0.94        (0.63)         --           --       (0.63)
11/1/02 to 10/31/03(11)         9.80       0.63          0.98           1.61        (0.59)         --           --       (0.59)
11/1/01 to 10/31/02(11)(12)    10.01       0.64         (0.18)          0.46        (0.66)         --        (0.01)      (0.67)

CLASS C
11/1/06 to 9/30/07            $10.93       0.48(2)      (0.02)          0.46        (0.45)         --           --       (0.45)
11/1/05 to 10/31/06            10.67       0.51(2)       0.22           0.73        (0.47)         --           --       (0.47)
11/1/04 to 10/31/05            11.18       0.51(2)      (0.40)          0.11        (0.62)         --           --       (0.62)
11/1/03 to 10/31/04            10.87       0.61(2)       0.33           0.94        (0.63)         --           --       (0.63)
11/1/02 to 10/31/03(11)         9.84       0.64          0.98           1.62        (0.59)         --           --       (0.59)
11/1/01 to 10/31/02(11)(12)    10.04       0.65         (0.18)          0.47        (0.66)         --        (0.01)      (0.67)

                        See Notes to Financial Statements

                                                                              RATIO OF
                                          NET                       NET     RATIO OF NET       GROSS      RATIO OF NET
                                         ASSET                    ASSETS,     OPERATING      OPERATING     INVESTMENT
                           CHANGE IN     VALUE,                   END OF     EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET     END OF      TOTAL        PERIOD     AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE       PERIOD     RETURN(1)     (000'S)     ASSETS          ASSETS         ASSETS      TURNOVER
==================================================================================================================================
---------------------------
HIGH YIELD FUND (CONTINUED)
---------------------------
CLASS B
11/1/06 to 9/30/07            (0.03)     $ 4.81      5.22%(4)    $  2,597      2.13%(3)        2.13%(3)       5.78%(3)     102%(4)
11/1/05 to 10/31/06            0.03        4.84      6.83           4,595      2.12            2.12           5.46         161
11/1/04 to 10/31/05           (0.24)       4.81      1.46           7,791      2.11            2.11           5.47          59
11/1/03 to 10/31/04            0.09        5.05      8.18          14,574      2.07            2.07           5.90          99
11/1/02 to 10/31/03(11)        0.49        4.96     19.39          22,499      2.07            2.07           6.43         176
11/1/01 to 10/31/02(11)(12)   (0.67)       4.47     (4.88)         22,074      2.08(10)        2.08           8.32         114

CLASS C
11/1/06 to 9/30/07            (0.03)     $ 4.84      5.20%(4)    $  2,081      2.14%(3)        2.14%(3)       5.89%(3)     102%(4)
11/1/05 to 10/31/06            0.03        4.87      6.80           1,585      2.12            2.12           5.48         161
11/1/04 to 10/31/05           (0.23)       4.84      1.66           1,758      2.11            2.11           5.48          59
11/1/03 to 10/31/04            0.08        5.07      8.14           1,990      2.07            2.07           5.87          99
11/1/02 to 10/31/03(11)        0.50        4.99     19.30           2,877      2.07            2.07           6.43         176
11/1/01 to 10/31/02(11)(12)   (0.67)       4.49     (4.88)          1,921      2.08(10)        2.08           8.28         114

-------------------------
MONEY MARKET FUND
-------------------------
CLASS A
11/1/06 to 9/30/07               --      $ 1.00      4.22%(4)    $ 96,819      0.86%(3)        0.86%(3)       4.55%(3)      --
11/1/05 to 10/31/06              --        1.00      4.04          99,779      0.84            0.90           3.95          --
11/1/04 to 10/31/05              --        1.00      2.00         111,395      0.85            0.89           1.94          --
11/1/03 to 10/31/04              --        1.00      0.66         139,996      0.65            0.92           0.65          --
11/1/02 to 10/31/03              --        1.00      1.00         156,098      0.37            0.87           1.00          --
11/1/01 to 10/31/02              --        1.00      1.38         184,390      0.79            0.86           1.37          --

-------------------------------
MULTI-SECTOR FIXED INCOME FUND
-------------------------------
CLASS A
11/1/06 to 9/30/07              0.01     $10.89      4.95%(4)    $113,458      1.19%(3)        1.19%(3)       5.55%(3)      92%(4)
11/1/05 to 10/31/06             0.25      10.88      7.74         113,362      1.17            1.17           5.52          96
11/1/04 to 10/31/05            (0.53)     10.63      1.73         113,885      1.20            1.20           5.36         136
11/1/03 to 10/31/04             0.31      11.16      9.78         116,079      1.18            1.18           6.30         156
11/1/02 to 10/31/03(11)         1.03      10.85     17.73         113,345      1.24            1.24           6.68         204
11/1/01 to 10/31/02(11)(12)    (0.21)      9.82      5.52         107,782      1.26(10)        1.26           7.14         156

CLASS B
11/1/06 to 9/30/07              0.01     $10.88      4.25%(4)    $ 14,205      1.94%(3)        1.94%(3)       4.80%(3)      92%
11/1/05 to 10/31/06             0.26      10.87      7.05          14,147      1.92            1.92           4.78          96
11/1/04 to 10/31/05            (0.52)     10.61      0.91          16,879      1.95            1.95           4.61         136
11/1/03 to 10/31/04             0.31      11.13      8.99          21,554      1.93            1.93           5.56         156
11/1/02 to 10/31/03(11)         1.02      10.82     16.84          26,754      1.99            1.99           5.94         204
11/1/01 to 10/31/02(11)(12)    (0.21)      9.80      4.74          28,982      2.01(10)        2.01           6.41         156

CLASS C
11/1/06 to 9/30/07              0.01     $10.94      4.22%(4)    $ 20,677      1.94%(3)        1.94%(3)       4.81%(3)      92%(4)
11/1/05 to 10/31/06             0.26      10.93      7.00          17,222      1.91            1.91           4.77          96
11/1/04 to 10/31/05            (0.51)     10.67      0.99          15,175      1.95            1.95           4.62         136
11/1/03 to 10/31/04             0.31      11.18      8.95          10,941      1.93            1.93           5.56         156
11/1/02 to 10/31/03(11)         1.03      10.87     16.99           8,902      2.00(10)        2.00           5.93         204
11/1/01 to 10/31/02(11)(12)    (0.20)      9.84      4.71           5,922      2.01(10)        2.01           6.39         156

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET
                               ASSET        NET          NET           TOTAL      DIVIDENDS   DISTRIBUTIONS
                               VALUE,   INVESTMENT   REALIZED AND      FROM        FROM NET     FROM NET
                             BEGINNING    INCOME      UNREALIZED    INVESTMENT    INVESTMENT    REALIZED   RETURN OF      TOTAL
                             OF PERIOD    (LOSS)      GAIN (LOSS)   OPERATIONS      INCOME       GAINS      CAPITAL   DISTRIBUTIONS
====================================================================================================================================
--------------------------------
INTERNATIONAL STRATEGIES FUND
--------------------------------
CLASS A
12/1/06 to 9/30/07            $13.76       0.16          2.16           2.32        (0.20)         --           --       (0.20)
12/1/05 to 11/30/06            10.96       0.14          2.83           2.97        (0.17)         --           --       (0.17)
12/1/04 to 11/30/05             9.84       0.11          1.21           1.32        (0.20)         --           --       (0.20)
12/1/03 to 11/30/04             8.21       0.11          1.70           1.81        (0.18)         --           --       (0.18)
12/1/02 to 11/30/03             7.11       0.06          1.04           1.10           --          --           --          --
12/1/01 to 11/30/02             7.92       0.02         (0.83)         (0.81)          --          --           --          --

CLASS B
12/1/06 to 9/30/07            $12.63       0.05          1.98           2.03        (0.10)         --           --       (0.10)
12/1/05 to 11/30/06            10.04       0.05          2.59           2.64        (0.05)         --           --       (0.05)
12/1/04 to 11/30/05             9.04       0.04          1.10           1.14        (0.14)         --           --       (0.14)
12/1/03 to 11/30/04             7.56       0.04          1.57           1.61        (0.13)         --           --       (0.13)
12/1/02 to 11/30/03             6.60       0.01          0.95           0.96           --          --           --          --
12/1/01 to 11/30/02             7.40      (0.04)        (0.76)         (0.80)          --          --           --          --

CLASS C
12/1/06 to 9/30/07            $12.59       0.05          1.97           2.02        (0.10)         --           --       (0.10)
12/1/05 to 11/30/06            10.00       0.05          2.59           2.64        (0.05)         --           --       (0.05)
12/1/04 to 11/30/05             9.01       0.04          1.09           1.13        (0.14)         --           --       (0.14)
12/1/03 to 11/30/04             7.54       0.04          1.56           1.60        (0.13)         --           --       (0.13)
12/1/02 to 11/30/03             6.56       0.01          0.97           0.98           --          --           --          --
12/1/01 to 11/30/02             7.37      (0.04)        (0.77)         (0.81)          --          --           --          --
--------------------------
WORLDWIDE STRATEGIES FUND
--------------------------
CLASS A
7/1/07 to 9/30/07             $12.15       0.02          0.20           0.22        (0.08)      (0.70)          --       (0.78)
7/1/06 to 6/30/07               9.86       0.11          2.30           2.41        (0.12)         --           --       (0.12)
7/1/05 to 6/30/06               8.38       0.07          1.51           1.58        (0.10)         --           --       (0.10)
7/1/04 to 6/30/05               7.72       0.08          0.68           0.76        (0.10)         --           --       (0.10)
7/1/03 to 6/30/04               6.37       0.03          1.41           1.44        (0.09)         --           --       (0.09)
7/1/02 to 6/30/03               7.03       0.05         (0.71)         (0.66)          --          --           --          --

CLASS B
7/1/07 to 9/30/07             $11.04         --(5)       0.18           0.18        (0.04)      (0.70)          --       (0.74)
7/1/06 to 6/30/07               8.98       0.02          2.10           2.12        (0.06)         --           --       (0.06)
7/1/05 to 6/30/06               7.65         --(5)       1.37           1.37        (0.04)         --           --       (0.04)
7/1/04 to 6/30/05               7.05       0.02          0.63           0.65        (0.05)         --           --       (0.05)
7/1/03 to 6/30/04               5.81      (0.02)         1.28           1.26        (0.02)         --           --       (0.02)
7/1/02 to 6/30/03               6.46         --(5)      (0.65)         (0.65)          --          --           --          --

CLASS C
7/1/07 to 9/30/07             $11.01         --(5)       0.17           0.17        (0.04)      (0.70)          --       (0.74)
7/1/06 to 6/30/07               8.95       0.02          2.10           2.12        (0.06)         --           --       (0.06)
7/1/05 to 6/30/06               7.62         --(5)       1.37           1.37        (0.04)         --           --       (0.04)
7/1/04 to 6/30/05               7.03       0.02          0.62           0.64        (0.05)         --           --       (0.05)
7/1/03 to 6/30/04               5.80      (0.01)         1.27           1.26        (0.03)         --           --       (0.03)
7/1/02 to 6/30/03               6.45      (0.01)        (0.64)         (0.65)          --          --           --          --

                        See Notes to Financial Statements

                                                                              RATIO OF
                                          NET                       NET     RATIO OF NET       GROSS      RATIO OF NET
                                         ASSET                    ASSETS,     OPERATING      OPERATING     INVESTMENT
                           CHANGE IN     VALUE,                   END OF     EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET     END OF      TOTAL        PERIOD     AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE       PERIOD     RETURN(1)     (000'S)      ASSETS         ASSETS         ASSETS      TURNOVER
==================================================================================================================================
--------------------------------
INTERNATIONAL STRATEGIES FUND
--------------------------------
CLASS A
12/1/06 to 9/30/07            2.12       $15.88      16.91%(4)   $ 95,453       1.62%(3)        1.62%(3)      1.27%(3)      69%(4)
12/1/05 to 11/30/06           2.80        13.76      27.39         83,849       1.60            1.68          1.16          86
12/1/04 to 11/30/05           1.12        10.96      13.61         71,335       1.79            1.89          1.06         142
12/1/03 to 11/30/04           1.63         9.84      22.36         57,946       1.83            1.83          1.23          50
12/1/02 to 11/30/03           1.10         8.21      15.47         51,664       2.02            2.02          0.90          38
12/1/01 to 11/30/02          (0.81)        7.11     (10.23)        52,234       1.90            1.90          0.19          33

CLASS B
12/1/06 to 9/30/07            1.93       $14.56      16.21%(4)   $  6,594       2.37%(3)        2.37%(3)      0.47%(3)      69%(4)
12/1/05 to 11/30/06           2.59        12.63      26.43          6,575       2.35            2.43          0.42          86
12/1/04 to 11/30/05           1.00        10.04      12.74          6,008       2.55            2.63          0.43         142
12/1/03 to 11/30/04           1.48         9.04      21.52          6,809       2.58            2.58          0.45          50
12/1/02 to 11/30/03           0.96         7.56      14.55          7,377       2.78            2.78          0.14          38
12/1/01 to 11/30/02          (0.80)        6.60     (10.81)         8,562       2.65            2.65         (0.56)         33

CLASS C
12/1/06 to 9/30/07            1.92       $14.51      16.18%(4)   $  2,557       2.37%(3)        2.37%(3)      0.47%(3)      69%(4)
12/1/05 to 11/30/06           2.59        12.59      26.54          2,371       2.35            2.43          0.48          86
12/1/04 to 11/30/05           0.99        10.00      12.67          1,595       2.55            2.64          0.39         142
12/1/03 to 11/30/04           1.47         9.01      21.45          1,286       2.58            2.58          0.48          50
12/1/02 to 11/30/03           0.98         7.54      14.94          1,029       2.78            2.78          0.14          38
12/1/01 to 11/30/02          (0.81)        6.56     (10.99)         1,017       2.65            2.65         (0.56)         33
--------------------------
WORLDWIDE STRATEGIES FUND
--------------------------
CLASS A
7/1/07 to 9/30/07            (0.56)      $11.59       1.93%(4)   $116,983       1.60%(3)        1.60%(3)      0.59%(3)      15%(4)
7/1/06 to 6/30/07             2.29        12.15      24.61        117,709       1.61            1.64          1.01          74
7/1/05 to 6/30/06             1.48         9.86      18.90        102,783       1.60            1.70          0.76         124
7/1/04 to 6/30/05             0.66         8.38       9.80        100,469       1.57            1.57          0.97          49
7/1/03 to 6/30/04             1.35         7.72      22.65        107,520       1.62            1.62          0.46         122
7/1/02 to 6/30/03            (0.66)        6.37      (9.39)        98,135       1.73            1.73          0.81         160

CLASS B
7/1/07 to 9/30/07            (0.56)      $10.48       1.65%(4)   $  4,945       2.35%(3)        2.35%(3)     (0.15)%(3)     15%(4)
7/1/06 to 6/30/07             2.06        11.04      23.76          5,074       2.36            2.39          0.22          74
7/1/05 to 6/30/06             1.33         8.98      17.92          5,395       2.35            2.45          0.01         124
7/1/04 to 6/30/05             0.60         7.65       9.14          5,096       2.32            2.32          0.23          49
7/1/03 to 6/30/04             1.24         7.05      21.78          5,987       2.37            2.37         (0.34)        122
7/1/02 to 6/30/03            (0.65)        5.81     (10.20)         6,730       2.48            2.48          0.04         160

CLASS C
7/1/07 to 9/30/07            (0.57)      $10.44       1.67%(4)   $  1,857       2.35%(3)        2.35%(3)     (0.15)%(3)     15%(4)
7/1/06 to 6/30/07             2.06        11.01      23.74          1,838       2.36            2.38          0.23          74
7/1/05 to 6/30/06             1.33         8.95      17.99          2,826       2.35            2.45         (0.03)        124
7/1/04 to 6/30/05             0.59         7.62       9.03          2,876       2.32            2.32          0.22          49
7/1/03 to 6/30/04             1.23         7.03      21.66          3,306       2.37            2.37         (0.18)        122
7/1/02 to 6/30/03            (0.65)        5.80     (10.08)         2,407       2.48            2.48         (0.10)        160

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET
                               ASSET        NET          NET           TOTAL     DIVIDENDS   DISTRIBUTIONS
                               VALUE,   INVESTMENT   REALIZED AND      FROM       FROM NET     FROM NET
                             BEGINNING    INCOME      UNREALIZED    INVESTMENT   INVESTMENT    REALIZED    RETURN OF      TOTAL
                             OF PERIOD    (LOSS)      GAIN (LOSS)   OPERATIONS     INCOME       GAINS       CAPITAL   DISTRIBUTIONS
====================================================================================================================================
--------------------------
GROWTH OPPORTUNITIES FUND
--------------------------
CLASS A(13)
10/1/06 to 9/30/07            $12.22      (0.09)(2)      3.85           3.76          --          --           --          --
10/1/05 to 9/30/06             11.68      (0.07)(2)      0.61           0.54          --          --           --          --
10/1/04 to 9/30/05              9.88      (0.07)(2)      1.87           1.80          --          --           --          --
10/1/03 to 9/30/04              9.35      (0.07)         0.60           0.53          --          --           --          --
10/1/02 to 9/30/03              6.59      (0.06)         2.82           2.76          --          --           --          --

CLASS C
10/1/06 to 9/30/07            $12.19      (0.22)(2)      3.84           3.62          --          --           --          --
6/9/06(6) to 9/30/06           11.87      (0.05)(2)      0.37           0.32          --          --           --          --


Footnote Legend

   (1) Sales charges, where applicable, are not reflected in the total return calculation.
   (2)  Computed using average shares outstanding.
   (3)  Annualized.
   (4)  Not annualized.
   (5)  Amount is less than $0.01.
   (6)  Inception date.
   (7)  Represents blended net expense ratio.
   (8) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
   (9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
  (10) For the period ended, the ratio of net operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
  (11) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for the Fund on the net investment income per share, net realized and unrealized gains
        (loss) per share and the ratio of net investment income to average net assets is as follows:

                                                              Net realized
                                                                  and
                                             Net investment    unrealized      Net investment
                                              income (loss)    gains (loss)     income ratio
                                   Year         Increase/       Increase/         Increase/
        Fund                      Ended        (Decrease)      (Decrease)        (Decrease)
Emerging Markets Bond Fund
  Class A                        11/30/03       $ 0.02           $(0.02)             0.31 %
                                 11/30/02        (0.02)            0.02             (0.20)
  Class B                        11/30/03         0.02            (0.02)             0.30
                                 11/30/02        (0.01)            0.01             (0.13)
  Class C                        11/30/03         0.03            (0.03)             0.30
                                 11/30/02        (0.01)            0.01             (0.12)
High Yield Fund
  Class A                        10/31/03        (0.01)            0.01             (0.30)
                                 10/31/02        (0.01)            0.01             (0.24)
  Class B                        10/31/03        (0.01)            0.01             (0.30)
                                 10/31/02        (0.02)            0.02             (0.24)
  Class C                        10/31/03        (0.02)            0.02             (0.30)
                                 10/31/02        (0.01)            0.01             (0.24)
Multi-Sector Fixed Income Fund
  Class A                        10/31/03        (0.02)            0.02             (0.18)
                                 10/31/02        (0.03)            0.03             (0.28)
  Class B                        10/31/03        (0.02)            0.02             (0.16)
                                 10/31/02        (0.03)            0.03             (0.27)
  Class C                        10/31/03        (0.02)            0.02             (0.18)
                                 10/31/02        (0.03)            0.03             (0.27)

                       See Notes to Financial Statements

                                                                              RATIO OF
                                          NET                       NET     RATIO OF NET       GROSS      RATIO OF NET
                                         ASSET                    ASSETS,     OPERATING      OPERATING     INVESTMENT
                           CHANGE IN     VALUE,                   END OF     EXPENSES TO    EXPENSES TO     INCOME TO
                           NET ASSET     END OF      TOTAL        PERIOD     AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
                             VALUE       PERIOD     RETURN(1)     (000'S)      ASSETS         ASSETS         ASSETS      TURNOVER
==================================================================================================================================
--------------------------
GROWTH OPPORTUNITIES FUND
--------------------------
CLASS A(13)
10/1/06 to 9/30/07             3.76       $15.98       30.77%  $ 34,039             1.26%         1.87%      (0.62)%     143%
10/1/05 to 9/30/06             0.54        12.22        4.62      8,253             1.25          2.01       (0.56)      189
10/1/04 to 9/30/05             1.80        11.68       18.22      7,158             1.25          1.73       (0.64)      206
10/1/03 to 9/30/04             0.53         9.88        5.67      4,430             1.25          1.83       (0.70)      262
10/1/02 to 9/30/03             2.76         9.35       41.88      3,551             1.25          1.53       (0.77)      282

CLASS C
10/1/06 to 9/30/07             3.62       $15.81       29.78%   $ 5,170             2.06%         2.66%      (1.48)%     143%
6/9/06(6) to 9/30/06           0.32        12.19        2.70(4)     120             2.00(3)       3.72(3)    (1.28)(3)   189(4)


(12) Effective the beginning of fiscal year 2002, each Fund, as required, adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of change for the Fund on the net investment income per share, net this realized and unrealized gains (loss) per share and the ratio of net investment income to average net assets is as follows:

                                                              Net realized
                                                                  and
                                             Net investment    unrealized        Net investment
                                   Year       income (loss)    gains (loss)       income ratio
        Fund                      Ended       From     To     From     To         From     To
Core Bond Fund
  Class A                        10/31/02     0.59     0.58   (0.50)   (0.49)     5.44%    5.40%
  Class B                        10/31/02       --       --      --       --      4.67     4.65
  Class C                        10/31/02       --       --      --       --      4.64     4.66
Emerging Markets Bond Fund
  Class A                        11/30/02       --       --      --       --      9.79     9.67
  Class B                        11/30/02     0.61     0.60    0.26     0.27      9.02     8.91
  Class C                        11/30/02     0.62     0.61    0.26     0.27      8.95     8.83
High Yield Fund
  Class A                        10/31/02     0.47     0.46   (0.67)   (0.66)     9.35     9.30
  Class B                        10/31/02       --       --      --       --      8.61     8.56
  Class C                        10/31/02     0.43     0.42   (0.66)   (0.65)     8.57     8.52
Multi-Sector Fixed Income Fund
  Class A                        10/31/02     0.71     0.72   (0.17)   (0.18)     7.33     7.42
  Class B                        10/31/02     0.63     0.64   (0.17)   (0.18)     6.61     6.69
  Class C                        10/31/02     0.64     0.65   (0.17)   (0.18)     6.57     6.66

(13) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund. Class A treats the past performance of the Turner Strategic Growth Fund as its own.





                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007


1.    ORGANIZATION
      Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      As a result of a consolidation of several Phoenix trusts, the Trust acquired a number of Phoenix funds effective June 27, 2007 and September 24, 2007. All the acquired funds' year ends were changed to correspond with the Trust's September 30th year end.

      As of the date of this report, nineteen funds are offered for sale (each a "Fund"), of which 16 are reported in this annual report. Each Fund has a distinct investment objective as outlined in the individual fund summary pages.


      The Funds offer the following classes of shares for sale:

                                      CLASS I    CLASS A    CLASS B    CLASS C
                                      SHARES     SHARES     SHARES     SHARES
                                     ---------  ---------  ---------  ---------
ALTERNATIVE FUNDS

Global Utilities Fund..............      --          X         --          X

Market Neutral Fund................      --          X          X          X

FUND OF FUNDS

Diversifier PHOLIO(SM).............      --          X         --          X

Wealth Accumulator PHOLIO(SM)......      --          X         --          X

Wealth Builder PHOLIO(SM)..........      --          X         --          X

Wealth Guardian PHOLIO(SM).........      --          X         --          X

FIXED INCOME FUNDS

Bond Fund..........................       X          X          X          X

CA Tax-Exempt Bond Fund............       X          X         --         --

Core Bond Fund.....................      --          X          X          X

Emerging Markets Bond Fund.........      --          X          X          X

High Yield Fund....................      --          X          X          X

Money Market Fund..................      --          X         --         --

Multi-Sector Fixed Income Fund.....      --          X          X          X

INTERNATIONAL FUNDS

International Strategies Fund......      --          X          X          X

Worldwide Strategies Fund..........      --          X          X          X

EQUITY FUNDS

Growth Opportunities...............      --          X         --          X


      Class I shares are sold without a sales charge. Class A shares for the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%, except for the Money Market Fund. Class A shares for the Alternative Funds, Fund of Funds, International Funds, and Equity Funds are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid with the exception of the Money Market Fund. Shareholders of the predecessor fund who became shareholders of the Growth Opportunities Fund through the reorganization of the Trust are not required to pay a sales load for new purchases of Class A shares of the Growth Opportunities Fund. (See Note 11 regarding the reorganization.)

      Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held.

      Class C shares are generally sold with a 1%, or 1.25% for the Market Neutral Fund contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


2.    SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:
      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      For Fund of Funds investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2007, the total value of these securities represented approximately 4.9% of the net assets of the Multi-Sector Fixed Income Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:
      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

D.    DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund, Money Market Fund and the Multi-Sector Fixed Income Fund income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:
      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

      In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders in the Fund of Funds indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


F.    FOREIGN CURRENCY TRANSLATION:
      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:
      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:
      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.    LOAN AGREEMENTS:
      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K.    CREDIT LINKED NOTES:
      Certain Funds may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L.    SWAP AGREEMENTS:
      Certain Funds may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

      Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

M.    SHORT SALES:
      Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      At September 30, 2007, the value of securities sold short in the Market Neutral Fund amounted to $59,214 (reported in 000's) against which collateral of $122,357 (reported in 000's) was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

N.    REIT INVESTMENTS:
      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

O.    SECURITY LENDING:
      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At September 30, 2007, the following Funds had securities on loan as follows (reported in 000's):

                                                     U.S.
                                                  GOVERNMENT
                                        MARKET    SECURITIES       CASH
      FUND                              VALUE     COLLATERAL    COLLATERAL
      ----                             --------  ------------  ------------
      Core Bond Fund ..............    $ 1,487       $  --       $ 1,520
      High Yield Fund .............     21,660          --        22,469
      Worldwide Strategies Fund ...     24,557         564        24,900

P.    REPURCHASE AGREEMENTS:
      Certain Funds may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

Q.    DEBT INDEX SECURITIES:
      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                           1ST        $1+-2        $2+
                                         BILLION     BILLION     BILLION
                                        ---------   ---------   ---------
      Global Utilities Fund .........     0.65%       0.60%       0.55%
      CA Tax-Exempt Bond Fund .......     0.45%       0.40%       0.35%
      Core Bond Fund ................     0.45%       0.40%       0.35%
      Emerging Markets Bond Fund.....     0.75%       0.70%       0.65%
      High Yield Fund ...............     0.65%       0.60%       0.55%
      Money Market Fund .............     0.40%       0.35%       0.30%
      Multi-Sector Fixed Income Fund.     0.55%       0.50%       0.45%
      International Strategies Fund .     0.85%       0.80%       0.75%
      Worldwide Strategies Fund .....     0.85%       0.80%       0.75%
      Growth Opportunities Fund .....     0.75%       0.70%       0.65%

      For the Funds shown below the individual rates are as follows:

      Market Neutral ................                 1.50%
      Diversifer PHOLIO .............                 0.10%
      Wealth Accumulator PHOLIO .....                 0.10%
      Wealth Builder PHOLIO .........                 0.10%
      Wealth Guardian PHOLIO ........                 0.10%
      Bond Fund .....................                 0.50%

      The Adviser has voluntarily agreed to limit the Global Utilities Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through January 31, 2008 so that such expenses do not exceed 1.15% for Class A shares and 1.90% for Class C shares.

      The Adviser has voluntarily agreed to limit the Market Neutral Fund's total operating expenses (excluding dividends on short sales, interest, taxes, and extraordinary expenses) so that such expenses do not exceed 1.77% for Class A shares, 2.52% for Class B shares and 2.52% for Class C shares. The adviser has also contractually agreed to waive 0.15% of its management fee through February 28, 2008.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      The Adviser has contractually agreed to limit the Wealth Accumulator PHOLIOs', Wealth Builder PHOLIOs', Wealth Guardian PHOLIOs' and Diversifier PHOLIOs' total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses), through November 30, 2007, so that such expenses do not exceed 0.20% for Class A shares and Class C shares. The adviser will voluntarily continue this arrangement beyond the contractual period, but may discontinue such voluntary arrangement at any time.

      The Adviser has contractually agreed to limit the Bond Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through January 31, 2008 so that such expenses do not exceed 0.90% for Class I shares, 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares.

      The Adviser has contractually agreed to limit the CA Tax-Exempt Bond Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through September 30, 2007, so that such expenses do not exceed 0.60% for Class I shares and 0.85% for Class A shares. The adviser has voluntarily extended this limitation until January 31, 2008.

      The Adviser has contractually agreed to limit the Core Bond Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through February 28, 2008 so that such expenses do not exceed 1.00% for Class A shares, 1.75% for Class B shares and 1.75% for Class C shares.

      The Adviser has contractually agreed to limit the Growth Opportunities Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through May 31, 2008, for the extent that such expenses exceed the following percentages of average annual net assets, 1.25% for Class A shares and 2.00% for Class C shares.

      Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010 (reported in 000's):

      Global Utilities Fund.............        $ 8
      Market Neutral Fund...............         10
      Diversifier PHOLIO................         36
      Wealth Accumulator PHOLIO.........          7
      Wealth Guardian PHOLIO............         12
      Wealth Builder PHOLIO.............         29
      CA Tax-Exempt Bond Fund...........          7
      Core Bond Fund....................         12
      Growth Opportunities Fund.........         16

      The subadvisers to the funds are as follows:

      FUND                                    SUBADVISER
      ----                    --------------------------------------------------
      Global Utilities Fund   Duff & Phelps Investment Management Co. ("DPIM")
      Market Neutral Fund .   Euclid Advisors LLC ("Euclid")
      Diversifier PHOLIO ..   Goodwin Capital Advisers, Inc. ("Goodwin")
      Wealth Accumulator
        PHOLIO ............   Goodwin Capital Advisers, Inc. ("Goodwin")
      Wealth Builder PHOLIO   Goodwin Capital Advisers, Inc. ("Goodwin")
      Wealth Guardian
        PHOLIO ............   Goodwin Capital Advisers, Inc. ("Goodwin")
      Bond Fund ...........   SCM Advisors LLC (f/k/a Seneca Capital
                              Management LLC "SCM")
      CA Tax-Exempt Bond
        Fund ..............   Goodwin Capital Advisers, Inc. ("Goodwin")
      Core Bond Fund ......   Goodwin Capital Advisers, Inc. ("Goodwin")
      Emerging Markets
        Bond Fund .........   Halbis Capital Management (USA) Inc. ("HSBC")
      High Yield Fund .....   SCM Advisors LLC (f/k/a Seneca Capital Management
                              LLC "SCM")
      Money Market Fund ...   Goodwin Capital Advisers, Inc. ("Goodwin")
      Multi-Sector Fixed
        Income Fund .......   Goodwin Capital Advisers, Inc. ("Goodwin")
      International
        Strategies Fund ...   Acadian Asset Management, Inc. ("Acadian") and
                              New Star Institutional Managers Limited
                              ("New Star")
      Worldwide Strategies
        Fund ..............   Acadian Asset Management, Inc. ("Acadian") and
                              New Star Institutional Managers Limited
                              ("New Star")
      Growth Opportunities
        Fund ..............   Turner Investment Partners, Inc. ("Turner")

      DPIM, GOODWIN, AND SCM ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF PNX.

      EUCLID IS A WHOLLY-OWNED SUBSIDIARY OF PHOENIX/ZWEIG ADVISERS LLC ("PZA"), WHICH IS A WHOLLY-OWNED SUBSIDIARY OF PHOENIX INVESTMENT PARTNERS, LTD. ("PXP"). PXP IS THE INDIRECT WHOLLY-OWNED ASSET MANAGEMENT SUBSIDIARY OF PNX. PZA AND EUCLID ARE AFFILIATED INVESTMENT ADVISERS.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal years (the "periods") ended September 30, 2007, as follows (reported in 000's):

                                            CLASS A      CLASS B      CLASS C
                                              NET        DEFERRED     DEFERRED
                                            SELLING       SALES        SALES
                                          COMMISSIONS    CHARGES      CHARGES
                                         -------------  ----------   ----------

      Global Utilities Fund(1) ...........    $ 2         $--           $--(++)
      Market Neutral Fund(2) .............     --(++)      18             5
      Diversifier PHOLIO(4) ..............     14          --            12
      Wealth Accumulator PHOLIO(4) .......      2          --            --(++)
      Wealth Builder PHOLIO(4) ...........      3          --            --(++)
      Wealth Guardian PHOLIO(4) ..........      1          --            --(++)
      Bond Fund ..........................      2           5            --(++)
      CA Tax-Exempt Bond Fund(1) .........     --(++)      --            --
      Core Bond Fund(2) ..................      2           1            --(++)
      Emerging Markets Bond Fund(3) ......     --(++)       9            --(++)
      High Yield Fund(2) .................      6           5             1
      Multi-Sector Fixed Income Fund(2) ..      7          13             4
      International Strategies Fund(3) ...      6          11            --(++)
      Worldwide Strategies Fund(5) .......     --(++)       1            --(++)
      Growth Opportunities Fund ..........      1          --            --

                                            CLASS A
                                            DEFERRED
                                             SALES
                                            CHARGES
                                           ----------

      High Yield Fund ....................    $--(++)
      Multi-Sector Fixed Income Fund .....      1

      (1) The fiscal period for these funds is May 1, 2007 through September 30, 2007.

      (2) The fiscal period for these funds is November 1, 2006 through September 30, 2007.

      (3) The fiscal period for these funds is December 1, 2006 through September 30, 2007.

      (4) The fiscal period for these funds is August 1, 2007 through September 30, 2007.

      (5) The fiscal period for this fund is July 1, 2007 through September 30, 2007.

      (++) Less than $1,000.


      Each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                         CLASS A       CLASS B       CLASS C
                                        ---------     ---------     ---------
      Global Utilities Fund...........    0.25%           --          1.00%
      Market Neutral Fund.............    0.25%         1.00%         1.00%
      Diversifier PHOLIO..............    0.06%           --          0.81%
      Wealth Accumulator PHOLIO.......      --            --          0.75%
      Wealth Builder PHOLIO...........      --            --          0.75%
      Wealth Guardian PHOLIO..........      --            --          0.75%
      Bond Fund ......................    0.25%         1.00%         1.00%
      CA Tax-Exempt Bond Fund ........    0.25%           --            --
      Core Bond Fund .................    0.25%         1.00%         1.00%
      Emerging Markets Bond Fund .....    0.25%         1.00%         1.00%
      High Yield Fund ................    0.25%         1.00%         1.00%
      Multi-Sector Fixed Income Fund..    0.25%         1.00%         1.00%
      International Strategies Fund...    0.25%         1.00%         1.00%
      Worldwide Strategies Fund.......    0.25%         1.00%         1.00%
      Growth Opportunities Fund.......    0.25%           --          1.00%


      There are no distribution and/or service fees for Class I. The Money Market Fund does not have distribution and/or service fees.

      To avoid duplication of distribution and/or service fees, each class of shares of the Fund of Funds has reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      PEPCO serves as the administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within the Phoenix funds and the Phoenix Edge Series Fund. For the period ended September 30, 2007, the Trust incurred administration fees totaling $667 (reported in 000's).

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended September 30, 2007, transfer agent fees were $1,458 (reported in 000's) as reported in the Statements of Operations.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      At September 30, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following:

                                                                AGGREGATE
                                                                NET ASSET
                                                   SHARES         VALUE
                                                 (REPORTED      (REPORTED
                                                  IN 000'S)      IN 000'S)
                                                 ----------    -------------
      Global Utilities Fund ................        3,672        $50,313
      Market Neutral Fund ..................        3,724         39,222
      Diversifier PHOLIO....................           10            119
      Bond Fund ............................        1,988         20,327
      Core Bond Fund .......................           --(++)         --(++)
      Money Market Fund ....................        5,245          5,245
      International Strategies Fund.........        1,262         20,035
      Growth Opportunities Fund ............          753         12,040

      (++)  Less than $1,000.

      Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Trust, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2007.

4.    PURCHASES AND SALES OF SECURITIES
      Purchases and sales of investment securities for all Funds except the Money Market Fund (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended September 30, 2007, were as follows:

                                                   LONG TERM (NON-GOVERNMENT)
                                                      (REPORTED IN 000'S)
                                                  ----------------------------
                                                   PURCHASES           SALES
                                                  -----------       ----------
      Global Utilites ......................        $ 23,352         $ 16,813
      Market Neutral Fund ..................         525,977          521,269
      Diversifier PHOLIO ...................          41,485           29,735
      Wealth Accumulator PHOLIO.............             979               88
      Wealth Builder PHOLIO ................           2,550            5,315
      Wealth Guardian PHOLIO ...............           1,125            2,691
      Bond Fund ............................          40,092           40,271
      CA Tax-Exempt Bond Fund ..............           2,593            4,885
      Core Bond Fund .......................          18,523           20,881
      Emerging Markets Bond Fund ...........          55,868           56,650
      High Yield Fund ......................         130,777          131,377
      Multi-Sector Fixed Income Fund .......          98,305           92,729
      International Strategies Fund ........          66,487           69,224
      Worldwide Strategies Fund ............          17,896           19,297
      Growth Opportunites Fund .............          48,694           24,750

      Purchases and sales of long term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended September 30, 2007, were as follows:

                                                     LONG TERM (GOVERNMENT)
                                                      (REPORTED IN 000'S)
                                                  ----------------------------
                                                   PURCHASES           SALES
                                                  -----------       ----------
      Bond Fund ............................        $196,464         $207,423
      Core Bond Fund .......................          12,898           14,045
      Multi-Sector Fixed Income Fund .......          44,253           43,162

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


5.    CAPITAL SHARES
      Transactions (reported in 000's) in shares of capital stock, during the periods ended as noted below:

                                     --------------------         --------------------         --------------------
                                      SHARES      AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT
                                     --------    --------         --------    --------         --------    --------
---------------------------------    --------------------         --------------------         --------------------
                                            5/1/07 -                     5/1/06 -                     5/1/05 -
GLOBAL UTILITIES FUND                       9/30/07                      4/30/07                      4/30/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                           1,186    $ 16,030            2,533    $ 31,313              851    $  8,977
  Reinvestment of distributions           120       1,595               67         780               42         438
  Redemptions                            (821)    (10,721)            (203)     (2,538)            (152)     (1,575)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 485    $  6,904            2,397    $ 29,555              741    $  7,840
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              20    $    262               52    $    649              101    $  1,044
  Reinvestment of distributions             3          36                3          29                2          18
  Redemptions                              (9)       (114)             (30)       (366)             (31)       (324)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  14    $    184               25    $    312               72    $    738
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                           11/1/06 -                    11/1/05 -                    11/1/04 -
MARKET NEUTRAL FUND                         9/30/07                     10/31/06                     10/31/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                           3,427    $ 37,237            5,692    $ 65,052            5,692    $ 67,778
  Reinvestment of distributions            88         950               --          --               --          --
  Redemptions                          (6,286)    (68,728)          (7,093)    (81,002)          (2,490)    (29,495)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)              (2,771)   $(30,541)          (1,401)   $(15,950)           3,202    $ 38,283
                                     ========    ========         ========    ========         ========    ========
  CLASS B
  Shares sold                              21    $    222               41    $    452              123    $  1,430
  Reinvestment of distributions             4          45               --          --               --
  Redemptions                            (166)     (1,732)            (320)     (3,550)            (532)     (6,179)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                (141)   $ (1,465)            (279)   $ (3,098)            (409)   $ (4,749)
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              33    $    350              252    $  2,814            1,823    $ 21,016
  Reinvestment of distributions            16         173               --          --               --          --
  Redemptions                          (1,049)    (10,949)         (2,073)     (22,745)            (588)     (6,769)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)              (1,000)   $(10,426)          (1,821)   $(19,931)           1,235    $ 14,247
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                            8/1/07 -                     8/1/06 -                  11/30/05(+) -
DIVERSIFIER PHOLIO                          9/30/07                      7/31/07                      7/31/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                           1,208    $ 13,656            8,790    $ 99,697              117    $  1,212
  Reinvestment of distributions            36         420               41         460               --**        --(++)
  Redemptions                            (498)     (5,615)            (405)     (4,654)              (2)        (16)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 746    $  8,461            8,426    $ 95,503              115    $  1,196
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                             528    $  5,893            5,586    $ 62,713               55    $    569
  Reinvestment of distributions            13         150               10         106               --**        --(++)
  Redemptions                            (182)     (2,048)            (168)     (1,912)              --          --
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 359    $  3,995            5,428    $ 60,907               55    $    569
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                            8/1/07 -                     8/1/06 -                   8/4/05(+) -
WEALTH ACCUMULATOR PHOLIO                   9/30/07                      7/31/07                      7/31/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                              51    $    612              472    $  5,599              324    $  3,410
  Reinvestment of distributions             9         112               17         197               --**         4
  Redemptions                             (17)       (205)             (64)       (735)             (26)       (274)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  43    $    519              425    $  5,061              298    $  3,140
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              54    $    659              162    $  1,863              230    $  2,431
  Reinvestment of distributions             3          38                6          73               --**         1
  Redemptions                             (15)       (175)             (75)       (888)              (7)        (78)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  42    $    522               93    $  1,048              223    $  2,354
                                     ========    ========         ========    ========         ========    ========

 (+)  Inception date.
(++)  Amount is less than $1,000.
  **  Shares less than 1,000.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007

                                     --------------------         --------------------         --------------------
                                      SHARES      AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT
                                     --------    --------         --------    --------         --------    --------
---------------------------------    --------------------         --------------------         --------------------
                                            8/1/07 -                     8/1/06 -                     8/1/05 -
WEALTH BUILDER PHOLIO                       9/30/07                      7/31/07                      7/31/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                             122    $  1,566              919    $ 11,761            1,376    $ 16,433
  Reinvestment of distributions           169       2,168              201       2,528              212       2,460
  Redemptions                            (116)     (1,501)          (1,071)    (13,740)          (1,206)    (14,396)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 175    $  2,233               49    $    549              382    $  4,497
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                             218    $  2,774              734    $  9,313            1,233    $ 14,581
  Reinvestment of distributions           123       1,566              215       2,681              163       1,884
  Redemptions                            (197)     (2,542)          (1,384)    (17,498)          (2,059)    (24,420)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 144    $  1,798             (435)   $ (5,504)            (663)   $ (7,955)
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                            8/1/07 -                     8/1/06 -                     8/1/05 -
WEALTH GUARDIAN PHOLIO                      9/30/07                      7/31/07                      7/31/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                              67    $    802              617    $  7,397              856    $  9,784
  Reinvestment of distributions            71         848               93       1,102              114       1,269
  Redemptions                            (101)     (1,196)            (461)     (5,500)            (563)     (6,422)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  37    $    454              249    $  2,999              407    $  4,631
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              79    $    938              295    $  3,491              481    $  5,477
  Reinvestment of distributions            33         393               41         485               65         722
  Redemptions                            (104)     (1,246)            (635)     (7,500)          (1,028)    (11,737)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                   8    $     85             (299)   $ (3,524)            (482)   $ (5,538)
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------
                                           10/1/06 -                    10/1/05 -
BOND FUND                                   9/30/07                      9/30/06
---------------------------------    --------------------         --------------------
  CLASS I
  Shares sold                             442    $  4,581              282    $  2,920
  Reinvestment of distributions           184       1,899              176       1,808
  Plan of Reorganization (Note 11)         --          --            4,573      46,686
  Redemptions                          (1,675)    (17,320)          (1,791)    (18,413)
                                     --------    --------         --------    --------
  Net increase/(decrease)              (1,049)   $(10,840)           3,240    $ 33,001
                                     ========    ========         ========    ========
  CLASS A
  Shares sold                             425    $  4,351              335    $  3,429
  Reinvestment of distributions           112       1,143              144       1,472
  Plan of Reorganization (Note 11)         --          --               --          --
  Redemptions                            (420)     (4,310)            (569)     (5,822)
                                     --------    --------         --------    --------
  Net increase/(decrease)                 117    $  1,184              (90)   $   (921)
                                     ========    ========         ========    ========
  CLASS B
  Shares sold                              25    $    256               58    $    582
  Reinvestment of distributions            12         120               18         184
  Plan of Reorganization (Note 11)         --          --               --          --
  Redemptions                            (150)     (1,513)            (187)     (1,876)
                                     --------    --------         --------    --------
  Net increase/(decrease)                (113)   $ (1,137)            (111)   $ (1,110)
                                     ========    ========         ========    ========
  CLASS C
  Shares sold                              74    $    746               18    $    179
  Reinvestment of distributions             4          41                6          65
  Plan of Reorganization (Note 11)         --          --               --          --
  Redemptions                             (64)       (647)             (84)       (838)
                                     --------    --------         --------    --------
  Net increase/(decrease)                  14    $    140              (60)   $   (594)
                                     ========    ========         ========    ========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007

                                     --------------------         --------------------         --------------------
                                      SHARES      AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT
                                     --------    --------         --------    --------         --------    --------
---------------------------------    --------------------         --------------------         --------------------
                                            5/1/07 -                     5/1/06 -                     5/1/05 -
CA TAX-EXEMPT BOND FUND                     9/30/07                      4/30/07                      4/30/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS I(+)
  Shares sold                              57    $    684              130    $  1,489               --    $     --
  Reinvestment of distributions            15         183               27         328               --          --
  Plan of Reorganization (Note 11)         --          --            2,503      31,008               --          --
  Redemptions                             (95)     (1,129)            (296)     (3,526)              --          --
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 (23)   $   (262)           2,364    $ 29,299               --    $     --
                                     ========    ========         ========    ========         ========    ========
  CLASS A
  Shares sold                              10    $    122               55    $    680               36    $    446
  Reinvestment of distributions            30         362               94       1,161              112       1,394
  Plan of Reorganization (Note 11)         --          --                6          72               --          --
  Redemptions                            (253)     (3,037)            (499)     (6,124)            (534)     (6,667)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                (213)   $ (2,553)            (344)   $ (4,211)            (386)   $ (4,827)
                                     ========    ========         ========    ========         ========    ========
  CLASS B
  Shares sold                              --    $     --               --**  $     --(++)            3    $     39
  Reinvestment of distributions            --          --               --**        --(++)           --**         2
  Plan of Reorganization (Note 11)         --          --               (6)        (72)              --          --
  Redemptions                              --          --               (7)        (84)              (8)        (97)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  --    $     --              (13)   $   (156)              (5)   $    (56)
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                           11/1/06 -                    11/1/05 -                    11/1/04 -
CORE BOND FUND                              9/30/07                     10/31/06                     10/31/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                             190    $  1,588              201    $  1,657              286    $  2,422
  Reinvestment of distributions           233       1,936              278       2,272              327       2,762
  Redemptions                          (1,014)     (8,437)          (1,726)    (14,118)          (1,858)    (15,724)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                (591)   $ (4,913)          (1,247)   $(10,189)          (1,245)   $(10,540)
                                     ========    ========         ========    ========         ========    ========
  CLASS B
  Shares sold                             125    $  1,027               98    $    805               23    $    194
  Reinvestment of distributions             6          49                9          73               12          97
  Redemptions                            (150)     (1,237)            (184)     (1,494)            (170)     (1,435)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 (19)   $   (161)             (77)   $   (616)            (135)   $ (1,144)
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              50    $    411               24    $    197               12    $    101
  Reinvestment of distributions             4          36                5          38                4          36
  Redemptions                             (64)       (534)             (25)       (204)             (12)       (103)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 (10)   $    (87)               4    $     31                4    $     34
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------         --------------------
                                           12/1/06 -                    12/1/05 -                    12/1/04 -
EMERGING MARKETS BOND FUND                  9/30/07                     11/30/06                     11/30/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                           2,051    $ 18,216            1,692    $ 14,763            1,219    $ 10,309
  Reinvestment of distributions           163       1,439              126       1,086              115         965
  Redemptions                          (1,860)    (16,413)          (1,579)    (13,662)            (864)     (7,265)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 354    $  3,242              239    $  2,187              470    $  4,009
                                     ========    ========         ========    ========         ========    ========
  CLASS B
  Shares sold                              14    $    123               26    $    220              121    $    994
  Reinvestment of distributions            17         146               34         290               62         509
  Redemptions                            (485)     (4,172)          (1,058)     (8,948)          (1,460)    (12,015)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                (454)   $ (3,903)            (998)   $ (8,438)          (1,277)   $(10,512)
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                              11    $     95               24    $    204               38    $    312
  Reinvestment of distributions             4          33                6          53                9          75
  Redemptions                             (17)       (150)            (121)     (1,028)             (67)       (551)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  (2)   $    (22)             (91)   $   (771)             (20)   $   (164)
                                     ========    ========         ========    ========         ========    ========

 (+)  Inception date for Class I is 9/29/06.
(++)  Amount is less than $1,000.
  **  Shares less than 1,000.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007

                                     --------------------         --------------------         --------------------
                                      SHARES      AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT
                                     ---------  ---------         ---------  ---------         ---------  ---------
---------------------------------    --------------------         --------------------         --------------------
                                           11/1/06 -                    11/1/05 -                    11/1/04 -
HIGH YIELD FUND                             9/30/07                     10/31/06                     10/31/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                            2,256  $  11,148             2,756  $  13,448             2,707  $  13,593
  Reinvestment of distributions          1,069      5,289             1,202      5,866             1,330      6,686
  Redemptions                           (4,664)   (23,146)           (6,555)   (32,087)           (8,653)   (43,622)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)               (1,339) $  (6,709)           (2,597) $ (12,773)           (4,616) $ (23,343)
                                     =========  =========         =========  =========         =========  =========
  CLASS B
  Shares sold                               73  $     352               211  $   1,014               120  $     592
  Reinvestment of distributions             21        101                33        156                59        292
  Redemptions                             (503)    (2,458)             (914)    (4,422)           (1,447)    (7,192)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                 (409) $  (2,005)             (670) $  (3,252)           (1,268) $  (6,308)
                                     =========  =========         =========  =========         =========  =========
  CLASS C
  Shares sold                              214  $   1,057               125  $     604               125  $     628
  Reinvestment of distributions             11         55                10         50                12         62
  Redemptions                             (121)      (597)             (173)      (841)             (166)      (828)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                  104  $     515               (38) $    (187)              (29) $    (138)
                                     =========  =========         =========  =========         =========  =========
---------------------------------    --------------------         --------------------         --------------------
                                           11/1/06 -                    11/1/05 -                    11/1/04 -
MONEY MARKET FUND                           9/30/07                     10/31/06                     10/31/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                           67,326  $  67,326            95,573  $  95,573           166,202  $ 166,202
  Reinvestment of distributions          3,761      3,761             3,923      3,923             2,387      2,387
  Redemptions                          (74,042)   (74,042)         (111,112)  (111,112)         (197,190)  (197,190)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)               (2,955) $  (2,955)          (11,616) $ (11,616)          (28,601) $ (28,601)
                                     =========  =========         =========  =========         =========  =========
---------------------------------    --------------------         --------------------         --------------------
                                           11/1/06 -                    11/1/05 -                    11/1/04 -
MULTI-SECTOR FIXED INCOME FUND              9/30/07                     10/31/06                     10/31/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                            1,894  $  20,760             1,911  $  20,550             2,094  $  23,025
  Reinvestment of distributions            321      3,523               351      3,769               417      4,574
  Redemptions                           (2,217)   (24,261)           (2,559)   (27,444)           (2,202)   (24,154)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                   (2) $      22              (297) $  (3,125)              309  $   3,445
                                     =========  =========         =========  =========         =========  =========
  CLASS B
  Shares sold                              210  $   2,306               267  $   2,866               321  $   3,511
  Reinvestment of distributions             31        337                36        388                55        605
  Redemptions                             (237)    (2,592)             (592)    (6,341)             (723)    (7,920)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                    4  $      51              (289) $  (3,087)             (347) $  (3,804)
                                     =========  =========         =========  =========         =========  =========
  CLASS C
  Shares sold                              703  $   7,777               572  $   6,172               684  $   7,563
  Reinvestment of distributions             50        544                42        452                34        375
  Redemptions                             (439)    (4,835)             (460)    (4,958)             (275)    (3,014)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                  314  $   3,486               154  $   1,666               443  $   4,924
                                     =========  =========         =========  =========         =========  =========
---------------------------------    --------------------         --------------------         --------------------
                                           12/1/06 -                    12/1/05 -                    12/1/04 -
INTERNATIONAL STRATEGIES FUND               9/30/07                     11/30/06                     11/30/05
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                              869  $  12,710             1,119  $  13,641             2,384  $  25,281
  Reinvestment of distributions             76      1,092                92      1,059               108      1,085
  Redemptions                           (1,024)   (15,132)           (1,628)   (20,169)          (1,872)    (19,333)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                  (79) $  (1,330)             (417) $  (5,469)              620  $   7,033
                                     =========  =========         =========  =========         =========  =========
  CLASS B
  Shares sold                              110  $   1,504               159  $   1,784               173  $   1,642
  Reinvestment of distributions              4         51                 3         29                10         88
  Redemptions                             (182)    (2,427)             (239)    (2,738)             (338)    (3,197)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                  (68) $    (872)              (77) $    (925)             (155) $  (1,467)
                                     =========  =========         =========  =========         =========  =========
  CLASS C
  Shares sold                               37  $     507                65  $     736                56  $     542
  Reinvestment of distributions              1         19                 1          8                 2         18
  Redemptions                              (50)      (684)              (37)      (413)              (41)      (394)
                                     ---------  ---------         ---------  ---------         ---------  ---------
  Net increase/(decrease)                  (12) $    (158)               29  $     331                17  $     166
                                     =========  =========         =========  =========         =========  =========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007

                                     --------------------         --------------------         --------------------
                                      SHARES      AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT
                                     --------    --------         --------    --------         --------    --------
---------------------------------    --------------------         --------------------         --------------------
                                           7/1/07 -                      7/1/06 -                     7/1/05 -
WORLDWIDE STRATEGIES FUND                  9/30/07                       6/30/07                      6/30/06
---------------------------------    --------------------         --------------------         --------------------
  CLASS A
  Shares sold                              63    $    768              323    $  3,514              281    $  2,665
  Reinvestment of distributions           598       6,814              102       1,120              104         962
  Redemptions                            (252)     (3,000)          (1,165)    (12,702)          (1,941)    (17,757)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                 409    $  4,582             (740)   $ (8,068)          (1,556)   $(14,130)
                                     ========    ========         ========    ========         ========    ========
  CLASS B
  Shares sold                              34    $    373               90    $    906               96    $    825
  Reinvestment of distributions            30         307                3          30                3          24
  Redemptions                             (51)       (551)            (234)     (2,327)            (165)     (1,405)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  13    $    129             (141)   $ (1,391)             (66)   $   (556)
                                     ========    ========         ========    ========         ========    ========
  CLASS C
  Shares sold                               5    $     53               16    $    160               37    $    296
  Reinvestment of distributions            10         106                1           9                1          12
  Redemptions                              (4)        (48)            (166)     (1,484)            (100)       (842)
                                     --------    --------         --------    --------         --------    --------
  Net increase/(decrease)                  11    $    111             (149)   $ (1,315)             (62)   $   (534)
                                     ========    ========         ========    ========         ========    ========
---------------------------------    --------------------         --------------------
                                           10/1/06 -                    10/1/05 -
GROWTH OPPORTUNITIES FUND                   9/30/07                      9/30/06
---------------------------------    --------------------         --------------------
  CLASS I
  Shares sold                              --    $     --              445    $  5,673
  Reinvestment of distributions            --          --               --         --
  Plan of Reorganization (Note 11)         --          --             (950)    (11,285)
  Redemptions                              --          --             (108)     (1,350)
                                     --------    --------         --------    --------
  Net increase/(decrease)                  --    $     --             (613)   $ (6,962)
                                     ========    ========         ========    ========
  CLASS A
  Shares sold                           1,933    $ 27,278               43    $    511
  Reinvestment of distributions            --          --               --          --
  Plan of Reorganization                   --          --              950      11,285
  Redemptions                            (477)     (6,647)            (318)     (3,723)
                                     --------    --------         --------    --------
  Net increase/(decrease)               1,456    $ 20,631              675    $  8,073
                                     ========    ========         ========    ========
  CLASS C(+)
  Shares sold                             325    $  4,817               10    $    117
  Reinvestment of distributions            --          --               --          --
  Plan of Reorganization (Note 11)         --          --               --          --
  Redemptions                              (8)       (130)              --          --
                                     --------    --------         --------    --------
  Net increase/(decrease)                 317    $  4,687               10    $    117
                                     ========    ========         ========    ========

  (+)  Inception date for Class C is 6/9/06.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


6.    10% SHAREHOLDERS
      As of September 30, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                             % OF SHARES        NUMBER OF
                                             OUTSTANDING        ACCOUNTS
                                            -------------      -----------
      Global Utilities Fund.............          71%                2
      Market Neutral Fund ..............          53                 2
      Diversifier PHOLIO ...............          42                 2
      Wealth Accumulator PHOLIO ........          26                 2
      Wealth Builder PHOLIO ............          33                 1
      Wealth Guardian PHOLIO ...........          33                 1
      Bond Fund ........................          23                 2
      International Strategies Fund.....          13                 1
      Growth Opportunities Fund.........          43                 2

      The total of affiliated shareholder accounts reported above is seven and the remaining 10 accounts are non-affiliated.

      The Fund of Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At September 30, 2007, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                          WEALTH       WEALTH
                                          BUILDER     GUARDIAN     DIVERSIFIER
                                          PHOLIO       PHOLIO        PHOLIO
                                         ---------   ----------   -------------
      Phoenix Bond
        Fund--Class A .................     12%          11%            --
      Phoenix Dynamic Growth
        Fund--Class A .................     39           12             --
      Phoenix Global Utilities
        Fund--Class A .................     --           --             58%
      Phoenix Growth Opportunities
        Fund--Class A .................     20           --             --
      Phoenix Market Neutral
        Fund--Class A .................     14           --             39
      Phoenix Quality Small-Cap
        Fund--Class A .................     25           --             --
      Phoenix Small-Cap Sustainable
        Growth Fund--Class A ..........     24           --             --
      Phoenix Value Opportunities
        Fund--Class A .................     15           --             --


      The investments of the Wealth Accumulator PHOLIO do not represent greater than 10% of the underlying funds' total outstanding shares.

7.    ILLIQUID AND RESTRICTED SECURITIES
      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At September 30, 2007, the Funds held the following restricted securities (reported in 000's):

                                                             MARKET     % OF
                                                             VALUE       NET
                                  ACQUISITION  ACQUISITION    AT       ASSETS
                                      DATE        COST      9/30/07  AT 9/30/07
                                  -----------  -----------  -------  ----------
      Market Neutral Fund

        Telefonica
          Moviles S.A.              12/20/01     $   --       $--        0.0%
        Telefonica Data
          Argentina S.A.            12/20/01     $   --       $--        0.0%

      Core Bond Fund

        GSAMP Net Interest
          Margin Trust 05-NC1
          144A 5.000%
          due 2/25/35                 2/7/05     $    1       $--        0.0%
        MASTR Resecuritization
          Trust 05-4CI, N2 144A
          8.129% due 4/26/45        11/12/06     $  170       $87        0.1%

      High Yield Fund

        CB Cambridge Industries
          Liquidating Trust
          Interests 0%, 12/24/05    12/24/01    $  369        $ 1        0.0%
        Poland Telecom Finance
          BV Series B 14%,
          12/1/07                   11/24/97    $5,000        $62        0.0%
        ACG Holdings, Inc.           12/4/93    $  358        $--        0.0%

      Multi-Sector Fixed Income Fund

        MASTR Alternative
          Net Interest Margin
          06-6 N1 144A
          6.129%, 9/26/46             8/3/06    $  109        $71        0.0%

      The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.    CREDIT RISK AND ASSET CONCENTRATION
      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      Since the Market Neutral Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At September 30, 2007, the Growth Opportunities Fund held securities issued by various companies in the Information Technology Sector, representing 34% of the total net assets of the Fund.

9.    INDEMNIFICATIONS
      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.   REGULATORY EXAMS
      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

      In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

      The Company does not believe that the outcome of these matters will be material to these financial statements.

11.   PLANS OF REORGANIZATION
      On May 19, 2006, the Phoenix Bond Fund ("Bond Fund") acquired all of the net assets of the Phoenix Intermediate Bond Fund ("Intermediate Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Intermediate Bond Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 4,573,055 Class I shares (f/k/a Class X) of Bond Fund (valued at $46,685,805) for 4,528,299 Class I shares (f/k/a Class X) of the Intermediate Bond Fund outstanding on May 19, 2006. The Intermediate Bond Fund had net assets on that date of $46,685,805 including $1,200,811 of net depreciation which were combined with those of the Bond Fund. The aggregate net assets of the Bond Fund immediately after the merger were $105,282,429. The shareholders of Class I (f/k/a Class X) of the Intermediate Bond Fund received for each share owned approximately 1.01 Class I shares (f/k/a Class X) of the Bond Fund.

      On June 9, 2006, the shareholders of the Turner Strategic Growth Fund ("Strategic Growth"), formerly advised by Turner Investment Management LLC ("Turner"), pursuant to a Plan of Reorganization approved a tax-free reorganization in exchange for shares of the Growth Opportunities Fund. On June 9, 2006, the Growth Opportunities Fund acquired the assets and liabilities of the Strategic Growth Fund. The number and value of Class A shares issued by Growth Opportunities Fund were in amounts equal to the number and value of Class I shares held by Strategic Growth Fund shareholders as of the reorganization date. The financial information of the Fund through June 9, 2006 is that of the Turner Strategic Growth Fund.

      On October 6, 2006, the Fund acquired all of the net assets of the Phoenix CA Intermediate Tax-Free Bond Fund ("CA Intermediate Tax-Free Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust on July 28, 2006. The acquisition was accomplished by a tax-free exchange of 2,502,631 Class I

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      shares (f/k/a Class X) of the Fund outstanding on October 6, 2006 (valued at $31,007,694) for 2,950,295 Class I (f/k/a Class X) shares of the CA Intermediate Tax-Free Bond Fund outstanding on October 6, 2006. The Intermediate Tax-Free Bond Fund had net assets on that date of $31,007,694 including $262,753 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $75,668,163. The shareholders of the CA Intermediate Tax-Free Bond Fund received for each share owned approximately 0.85 Class I shares (f/k/a Class X) of the same class of the Fund.

12.   EXEMPTIVE ORDER
      On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange traded funds.

13.   FEDERAL INCOME TAX INFORMATION (REPORTED IN 000'S)
      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                     Expiration Year
                                   ------------------------------------------------------------------------------------------
                                     2008     2009      2010      2011      2012      2013      2014      2015       Total
                                   -------  --------  --------  --------  --------  --------  --------  --------  -----------
      Market Neutral ............  $ 5,119   $    --   $    --   $10,522    $   --    $   --    $7,528   $ 6,775     $ 29,944
      Diversifier PHOLIO(SM).....       --        --        --        --        --        --        --       882          882
      Wealth Accumulator
        PHOLIO(SM) ..............       --        --        --        --        --        --        --         6            6
      Bond Fund .................       --        --        --        --       274       408        41       494        1,217
      CA Tax-Exempt
        Bond Fund ...............       --        --        --        --        --        --        --       147          147
      Core Bond Fund ............    8,192        --     2,929        --     7,849        --       782        --       19,752
      Emerging Markets
        Bond Fund ...............   14,363     5,098        --        --        --        --        --        --       19,461
      High Yield Fund ...........   27,836    66,603    70,135    21,888        --        --       143        --      186,605
      Money Market Fund .........       --        --        --        --        --        --        --         5            5
      Multi-Sector Fixed
        Income Fund .............    9,038     7,667    13,774        --        --        --        --        --       30,479
      International Strategies
        Fund ....................       --        --        --     1,195        --        --        --        --        1,195
      Growth Opportunities
        Fund ....................       --     1,042     8,526     3,012        --        --        --        --       12,580

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended September 30, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

      Core Bond Fund                        $ 1,115
      Emerging Markets Bond Fund              1,420
      High Yield Fund                         2,123
      Multi-Sector Fixed Income Fund          1,224
      International Strategies Fund          10,748
      Growth Opportunities Fund                 434

      The following Funds had capital loss carryover which expired in 2007:

      Market Neutral                        $ 1,007
      Core Bond Fund                          4,554
      High Yield Fund                        36,101
      Multi-Sector Fixed Income Fund         34,988

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2007, the Funds deferred and recognized post-October losses as follows:

                                              CAPITAL          CAPITAL
                                           LOSS DEFERRED   LOSS RECOGNIZED
                                           -------------   ---------------
      Bond Fund .........................      $689            $1,440

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2007


      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:

                                   UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED
                                     ORDINARY       LONG-TERM     TAX-EXEMPT
                                      INCOME      CAPITAL GAINS     INCOME
                                   -------------  -------------  -------------
      Global Utilities Fund               $259         $2,104             --
      Market Neutral Fund                  976             --             --
      Diversifier PHOLIO(SM)               382             --             --
      Wealth Builder PHOLIO(SM)            182            434             --
      Wealth Guardian PHOLIO(SM)           104             97             --
      CA Tax-Exempt Bond Fund               --             --            $45
      Core Bond Fund                        27             --             --
      Emerging Markets Bond Fund           264             --             --
      High Yield Fund                      142             --             --
      Money Market Fund                     18             --             --
      Multi-Sector Fixed Income Fund       595             --             --
      International Strategies Fund        624             --             --
      Worldwide Strategies Fund            208          1,804             --

      For the period ended September 30, 2007, the CA Tax-Exempt Bond Fund distributed $1,049 of exempt interest dividends.

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

14.   RECLASSIFICATION OF CAPITAL ACCOUNTS
      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of September 30, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000's):

                                CAPITAL PAID
                                   IN ON         ACCUMULATED     UNDISTRIBUTED
                                 SHARES OF           NET             NET
                                 BENEFICIAL       REALIZED        INVESTMENT
                                  INTEREST       GAIN (LOSS)     INCOME (LOSS)
                                ------------     -----------     -------------
Global Utilities Fund .........    $    (6)         $     1         $     5
Market Neutral ................     (1,006)             869             137
Diversifier PHOLIO(SM) ........         (1)             158            (157)
Wealth Accumulator PHOLIO(SM) .         (3)               2               1
Wealth Builder PHOLIO(SM) .....         (1)              --               1
Wealth Guardian PHOLIO(SM) ....          1               (2)              1
Bond Fund .....................        (26)              --              26
CA Tax-Exempt Bond Fund .......          2               (5)              3
Core Bond Fund ................     (4,412)           4,224             188
Emerging Markets Bond Fund ....         36             (411)            375
High Yield Fund ...............    (36,045)          35,533             512
Money Market Fund .............        (12)              --              12
Multi-Sector Fixed Income
  Fund ........................    (35,108)          34,977             131
International Strategies
  Fund ........................         (5)             (57)             62
Worldwide Strategies Fund .....         (1)             (19)             20
Growth Opportunities Fund .....       (107)              --             107

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO OMITTED]
PRICEWATERHOUSECOOPERS


To the Board of Trustees and Shareholders of Phoenix Opportunities Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position at September 30, 2007 of Phoenix Global Utilities Fund (formerly a series of Phoenix Investment Series Fund); Phoenix Market Neutral Fund (formerly a series of Phoenix Portfolios); Phoenix Diversifier PHOLIO, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO (formerly a series of Phoenix PHOLIOs(SM); Phoenix Bond Fund; Phoenix CA Tax-Exempt Bond Fund (formerly a series of Phoenix CA Tax-Exempt Bond Fund); Phoenix Core Bond Fund (formerly a series of Phoenix Series Fund); Phoenix Emerging Markets Bond Fund (formerly a series of Phoenix Multi-Portfolio Fund); Phoenix High Yield Fund, Phoenix Money Market Fund (formerly a series of Phoenix Series Fund); Phoenix Multi-Sector Fixed Income Fund (formerly a series of Phoenix Multi-Series Fund); Phoenix International Strategies Fund (formerly a series of Phoenix Multi-Portfolio
Fund); Phoenix Worldwide Strategies Fund (formerly a series of Phoenix Equity Trust) and Phoenix Growth Opportunities Fund, (each a series of Phoenix Opportunities Trust, hereafter referred to as the "Trust"), at September 30, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The Statement of Changes in Net Assets for the year ended September 30, 2005 and the Financial Highlights for each of the four years in the period ended September 30, 2005 for Phoenix Growth Opportunities Fund were audited by other independent accountants whose report dated November 18, 2005, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
November 20, 2007

                           PHOENIX OPPORTUNITIES TRUST
                       TAX INFORMATION NOTICE (UNAUDITED)
                               SEPTEMBER 30, 2007



 -------------------------------------------------------------------------------
   For the fiscal year ended September 30, 2007, for federal income tax purposes, the following percentages of the ordinary income dividends earned by the funds qualify for the dividends received deduction for corporate shareholders:

   Global Utilities Fund                         54%
   Market Neutral Fund                           42
   Diversifier PHOLIO                            51
   Wealth Accumulator PHOLIO                    100
   Wealth Builder PHOLIO                         34
   Wealth Guardian PHOLIO                        19
   Worldwide Strategies Fund                     65

   For the fiscal year ended September 30, 2007, the funds hereby designates the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

   Global Utilities Fund                         97%
   Market Neutral Fund                           40
   Diversifier PHOLIO                            71
   Wealth Accumulator PHOLIO                    100
   Wealth Builder PHOLIO                         42
   Wealth Guardian PHOLIO                        22
   International Strategies Fund                100
   Worldwide Strategies Fund                    100

   For the fiscal year ended September 30, 2007, the funds designate the amounts below, or if subsequently different, following as long term capital gains dividends (reported in 000's):

   Global Utilities Fund                     $2,110
   Diversifier PHOLIO                           841
   Wealth
   Builder PHOLIO                               434
   Wealth Guardian PHOLIO                        97
   Worldwide Strategies Fund                  1,811

   For the period ended September 30, 2007 the Phoenix International Strategies Fund and the Phoenix Worldwide Strategies Fund recognized $2,524,209 and $501,512 respectively of foreign source income on which the Funds paid foreign taxes of $197,180 and $23,674 respectively. This Information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

   For federal income tax purposes, 99% of the income dividends paid by the Phoenix CA Tax-Exempt Fund qualify as exempt-interest dividends.

 -------------------------------------------------------------------------------

            BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUBADVISORY AGREEMENTS
                           PHOENIX OPPORTUNITIES TRUST
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CA TAX-EXEMPT BOND FUND, PHOENIX CORE BOND FUND, PHOENIX DIVERSIFIER PHOLIO, PHOENIX EMERGING MARKETS BOND FUND, PHOENIX FOREIGN OPPORTUNITIES FUND, PHOENIX GLOBAL UTILITIES FUND, PHOENIX HIGH YIELD FUND, PHOENIX INTERNATIONAL STRATEGIES FUND, PHOENIX MARKET NEUTRAL FUND, PHOENIX MONEY MARKET FUND, PHOENIX MULTI-SECTOR FIXED INCOME FUND, PHOENIX MULTI-SECTOR SHORT TERM BOND FUND, PHOENIX REAL ESTATE SECURITIES FUND, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO, PHOENIX WEALTH GUARDIAN PHOLIO AND PHOENIX WORLDWIDE STRATEGIES FUND (EACH, A "FUND")

Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Opportunities Trust. Although newly formed, the above-referenced Funds have taken on all attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)


At a special meeting of shareholders of Phoenix Opportunities Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                                     FOR            AGAINST
                                                                                -------------      ---------
To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

E. Virgil Conway..........................................................       121,064,647        625,812
Harry Dalzell-Payne.......................................................       121,064,647        625,812
Daniel T. Geraci..........................................................       121,051,683        638,777
Francis E. Jeffries.......................................................       121,064,647        625,812
Leroy Keith, Jr...........................................................       121,064,647        625,812
Marilyn E. LaMarche.......................................................       121,063,658        626,802
Philip R. McLoughlin......................................................       121,064,647        625,812
Geraldine M. McNamara.....................................................       121,063,658        626,802
James M. Oates............................................................       121,064,647        625,812
Richard E. Segerson.......................................................       121,064,647        625,812
Ferdinand L. J. Verdonck..................................................       121,064,647        625,812

                                                                                     FOR            AGAINST        ABSTAIN
                                                                                -------------      ---------      ---------
To ratify the appointment of PricewaterhouseCoopers LLP as the independent
registered public accounting firm for the Trusts..........................       120,692,791        177,364        820,305

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)

At a special meeting of shareholders of Phoenix Bond Fund, Phoenix CA Tax-Exempt Bond Fund, Phoenix Core Bond Fund, Phoenix Diversifier PHOLIO, Phoenix Emerging Markets Bond Fund, Phoenix Global Utilities Fund, Phoenix Growth Opportunities Fund, Phoenix High Yield Fund, Phoenix International Strategies Fund, Phoenix Market Neutral Fund, Phoenix Money Market Fund, Phoenix Multi-Sector Fixed Income Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and Phoenix Worldwide Strategies Fund (each a "Fund"), series of Phoenix Opportunities Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:
                                                                   FOR           AGAINST        ABSTAIN        BROKER NON-VOTES
                                                               -----------      ---------      ---------      ------------------
To approve a proposal to permit Phoenix Investment
Counsel, Inc. ("PIC") to hire and replace subadvisers
or to modify subadvisory agreements without shareholder
approval.

[ ] Phoenix Bond Fund....................................        7,684,290        148,429         37,867           1,259,749
[ ] Phoenix CA Tax-Exempt Bond Fund......................        1,912,042        195,451         74,932             562,021
[ ] Phoenix Core Bond Fund...............................        4,710,946        279,061        183,486             980,275
[ ] Phoenix Diversifier PHOLIO...........................          127,473              0         14,464              35,569
[ ] Phoenix Global Utilities Fund........................        1,312,372         15,454         51,100              87,183
[ ] Phoenix High Yield Fund..............................       15,409,334      1,090,217        767,003           3,281,118
[ ] Phoenix International Strategies Fund................        3,880,989        146,326        223,679             777,002
[ ] Phoenix Market Neutral Fund..........................        5,057,708        167,895        139,851           4,291,290
[ ] Phoenix Money Market Fund............................       50,388,385      3,473,539      1,453,689           2,513,133
[ ] Phoenix Multi-Sector Fixed Income Fund...............        6,393,533        351,748        279,441           1,989,024
[ ] Phoenix Wealth Accumulator PHOLIO....................          208,842         10,931         15,080              49,845
[ ] Phoenix Wealth Builder PHOLIO........................        3,443,616        379,567        117,294           1,734,959
[ ] Phoenix Wealth Guardian PHOLIO.......................        2,086,843         84,748        110,659             622,128
[ ] Phoenix Worldwide Strategies Fund....................        5,472,680        487,664        177,804           1,661,608

To approve the amendment of fundamental investment restrictions of the Fund with respect to loans.

[ ] Phoenix Bond Fund....................................        7,734,068         79,671         56,846           1,259,749
[ ] Phoenix CA Tax-Exempt Bond Fund......................        1,914,755        165,826        101,844             562,021
[ ] Phoenix Core Bond Fund...............................        4,680,828        277,386        215,279             980,275
[ ] Phoenix Diversifier PHOLIO...........................          127,473          1,448         13,016              35,569
[ ] Phoenix Emerging Markets Bond Fund...................        2,258,847        202,797         85,045             989,641
[ ] Phoenix Global Utilities Fund .......................        1,320,886          6,895         51,145              87,183
[ ] Phoenix Growth Opportunities Fund....................          402,298          5,203          3,469             139,938
[ ] Phoenix High Yield Fund..............................       15,338,128      1,075,824        852,602           3,281,118
[ ] Phoenix International Strategies Fund................        3,888,358        124,237        238,398             777,002
[ ] Phoenix Market Neutral Fund .........................        5,026,188        185,697        153,569           4,291,290
[ ] Phoenix Money Market Fund............................       50,527,502      3,140,624      1,647,487           2,513,133
[ ] Phoenix Multi-Sector Fixed Income Fund...............        6,437,994        283,823        302,905           1,989,024
[ ] Phoenix Wealth Accumulator PHOLIO....................          204,576         15,068         15,210              49,845
[ ] Phoenix Wealth Builder PHOLIO........................        3,426,540        385,268        128,670           1,734,959
[ ] Phoenix Wealth Guardian PHOLIO.......................        2,098,870         61,969        121,412             622,128
[ ] Phoenix Worldwide Strategies Fund....................        5,464,190        425,749        248,209           1,661,608

To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental.

[ ] Phoenix Bond Fund....................................        5,233,743      2,581,524         55,319           1,259,749
[ ] Phoenix Core Bond Fund...............................        4,653,188        248,186        272,119             980,275
[ ] Phoenix CA Tax-Exempt Bond...........................        1,883,615        168,515        130,295             562,021
[ ] Phoenix Emerging Markets Bond Fund...................        2,356,069        119,872         70,748             989,641
[ ] Phoenix High Yield Fund..............................       15,502,861      1,030,275        733,419           3,281,118
[ ] Phoenix International Strategies Fund................        3,903,318        107,600        240,074             777,002
[ ] Phoenix Money Market Fund............................       51,155,724      2,522,855      1,637,033           2,513,133
[ ] Phoenix Multi-Sector Fixed Income Fund...............        6,396,398        339,542        288,782           1,989,024
[ ] Phoenix Wealth Builder PHOLIO........................        3,411,694        398,714        130,069           1,734,959
[ ] Phoenix Wealth Guardian PHOLIO.......................        2,094,128         71,926        116,196             622,128
[ ] Phoenix Worldwide Strategies Fund....................        5,511,375        407,893        218,879           1,661,608

Shareholders did NOT approve these proposals for the  Phoenix Market Neutral Fund and Phoenix Wealth Builder PHOLIO.

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


                             FUND MANAGEMENT TABLES
                                  (UNAUDITED)


Information pertaining to the Trustees and officers of the Trust as of September 30, 2007, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------
            NAME
        YEAR OF BIRTH
        YEAR ELECTED                                         PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                  DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                               OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                 Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
YOB: 1929                        Trustee/Director, Phoenix Funds Family (1983-present), Director, Urstadt Biddle
Elected: 2002                    Property Corp. (1989-present), Consolidated Edison Company of New York, Inc.
55 Funds                         (1970-2002), Union Pacific Corp. (1978-2002), Accuhealth, Inc. (1994-2002).
----------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne              Retired. Trustee/Director, Phoenix Funds Family (1983-present).
YOB: 1929
Elected: 1999
55 Funds
----------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries              Director, The Empire District Electric Company (1984-2004). Trustee/Director,
YOB: 1930                        Phoenix Funds Complex (1987-present).
Elected: 2005
58 Funds
----------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                 Managing Director, Almanac Capital Management (commodities business) (since
YOB: 1939                        2007). Director/Trustee, Evergreen Funds (93 portfolios) (1989-present).
Elected: 2005                    Trustee, Phoenix Funds Family (1980-present). Director, Lincoln Educational
55 Funds                         Services Corp. (2002-2004). Partner, Stonington Partners, Inc. (private equity firm) (2001-2007).
----------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara            Retired. Trustee/Director, Phoenix Funds Complex (2001-present). Managing
YOB: 1951                        Director, U.S. Trust Company of New York (private bank) (1982-2006).
Elected: 2001
57 Funds
----------------------------------------------------------------------------------------------------------------------
James M. Oates                   Trustee/Director, Phoenix Funds Family (1987-present). Managing Director, Wydown
YOB: 1946                        Group (consulting firm) (1994-present). Director, Investors Bank & Trust
Elected: 2005                    Corporation (1995-present), Stifel Financial (1996-present). Independent
55 Funds                         Chairman (2005-present) and Trustee (2004-present), John Hancock Trust (93 portfolios). Trustee, John Hancock Funds II (74 portfolios) (2005-present).
                                 Director/Trustee, Plymouth Rubber Co. (1995-2003). Chairman, Hudson Castle
                                 Group, Inc. (Formerly IBEX Capital Markets, Inc.) (financial services)
                                 (1997-2006). Trustee, John Hancock Funds III (8 portfolios) (2005-2006).
----------------------------------------------------------------------------------------------------------------------
Richard E. Segerson              Managing Director, Northway Management Company (1998-present). Trustee/Director,
YOB: 1946                        Phoenix Funds Family (1983-present).
Elected: 2005
55 Funds
----------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck          Amsterdam Molecular Therapeutics N.V. (biotechnology) (since 2007). Director,
YOB: 1942                        The JPMorgan European Investment Trust (1998-present), Galapagos N.V.
Elected: 2005                    (biotechnology) (2005-present). Trustee, Phoenix Funds Family (2004-present).
55 Funds                         Director, EASDAQ (Chairman) (2001-present), Groupe SNEF (electrical and electronic installation) (1998-present). Managing Director, Almanij N.V.
                                 (financial holding company) (1992-2003). Director, KBC Bank and Insurance
                                 Holding Company (1992-2003), KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                 Kredietbank S.A. Luxembourgeoise (1992-2003), Investco N.V. (private equity company) (1992-2003), Gevaert N.V. (industrial holding company) (1992-2003),
                                 Fidea N.V. (insurance company) (1992-2003), Almafin N.V. (real estate investment company) (1992-2003), Centea N.V. (savings bank) (1992-2003), Degussa Antwerpen
                                 N.V. (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone Corp.
                                 (2002-2006), Banco Urquijo (Chairman) (1998-2006).
----------------------------------------------------------------------------------------------------------------------

                             FUND MANAGEMENT TABLES
                             (UNAUDITED)(CONTINUED)


                               INTERESTED TRUSTEES

  Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) in the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

----------------------------------------------------------------------------------------------------------------------
            NAME
        YEAR OF BIRTH
        YEAR ELECTED                                         PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                  DURING PAST 5 YEARS AND
     OVERSEEN BY TRUSTEE                               OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)             Senior Executive Vice President and President, Asset Management (since 2007),
YOB: 1964                        Senior Vice President and Chief Operating Officer, Asset Management (2004-2007),
Elected: 2006                    Vice President (2001-2004), The Phoenix Companies, Inc. Director and President
57 Funds                         (2006-present), Chief Operating Officer (2004-present), Executive Vice President
                                 (2004-2006), Vice President, Finance, (2001-2002), Phoenix Investment Partners,
                                 Ltd. Various senior officer and directorship positions with Phoenix affiliates.
                                 President (2006-present), Executive Vice President (2004-2006), the Phoenix
                                 Funds Family. Chairman, President and Chief Executive Officer, The Zweig Fund
                                 Inc. and The Zweig Total Return Fund Inc. (2006-present).
----------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)           Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
YOB: 1934                        Trustee/Director, Phoenix Funds Family (2002-present). Director, The Phoenix
Elected: 2005                    Companies, Inc. (2001-2005).
55 Funds
----------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)          Partner, Cross Pond Partners, LLC (2006-Present). Director, PXRE Corporation
YOB: 1946                        (Reinsurance) (1985-present), World Trust Fund (1991-present). Director/Trustee,
Elected: 1999                    Phoenix Funds Complex (1989-present). Management Consultant (2002-2004),
75 Funds                         Chairman (1997-2002), Chief Executive Officer (1995-2002) and Director
Chairman                         (1995-2002), Phoenix Investment Partners, Ltd. Director and Executive Vice
                                 President, The Phoenix Companies, Inc. (2000-2002).
----------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person" as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                             FUND MANAGEMENT TABLES
                             (UNAUDITED)(CONTINUED)



                    OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
       NAME, ADDRESS AND     TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
         YEAR OF BIRTH           TIME SERVED                                    DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss         Senior Vice President            Assistant Treasurer (2001-present), Vice President, Fund Accounting
YOB: 1952                since 2006.                      (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                          Phoenix Investment Partners, Ltd. (2003-present). Senior Vice
                                                          President, the Phoenix Funds Family (since 2006). Vice President, The
                                                          Phoenix Edge Series Fund (1994-present), Treasurer, The Zweig Fund Inc.
                                                          and The Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                          Officer (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                          (2005-2006), certain funds within the Phoenix Funds Complex.
--------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman       Senior Vice President            Senior Vice President, Asset Management Product Development of The
YOB: 1962                since 2004.                      Phoenix Companies, Inc. (2006-present). Senior Vice President, Asset
                                                          Management Product Development (2005-present), Senior Vice President and Chief Administrative Officer (2003-2004) of Phoenix Investment
                                                          Partners, Ltd. Director and President (2006-present) of Phoenix Equity
                                                          Planning Corporation. Mr. Waltman is also Senior Vice President of
                                                          Phoenix Investment Counsel, Inc., Director of Duff & Phelps Investment
                                                          Management Company, Senior Vice President of the Phoenix Funds Family
                                                          (2004-present).
--------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch             Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna        Chief Compliance Officer         Vice President and Chief Compliance Officer, certain Funds within the
Associates, LLC          since 2004.                      Phoenix Funds Complex (2004-present). Vice President, The Zweig Total
900 Third Avenue                                          Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
New York, NY 10022                                        (2004-present). President and Director of Watermark Securities, Inc.
YOB: 1945                                                 (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                          (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                          Phoenix-Euclid Market Neutral Fund (1999-2002).
--------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley       Chief Financial Officer          Vice President, Fund Administration, Phoenix Investment Partners, Ltd.
YOB: 1972                and Treasurer since 2005.        (2004-present). Chief Financial Officer and Treasurer (2006-present)
                                                          or Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Funds Family. Vice President, Chief Financial
                                                          Officer, Treasurer and Principal Accounting Officer, The Phoenix Edge
                                                          Series Fund (2006-present). Assistant Treasurer, certain funds within the Phoenix Funds Complex (2004-2006). Senior Manager (2002-2004),
                                                          Manager (2000-2002), Audit, Deloitte & Touche, LLP.
--------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr            Vice President, Chief Legal      Vice President and Counsel, Phoenix Life Insurance Company
One American Row         Officer, Counsel and Secretary   (2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102       since 2005.                      Secretary, the Phoenix Funds Family (2005-present). Compliance Officer
YOB: 1954                                                 of Investments and Counsel, Travelers Life & Annuity Company (January
                                                          2005-May 2005). Assistant General Counsel, The Hartford Financial
                                                          Services Group (1999-2005).
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES                                         INVESTMENT ADVISER
George R. Aylward                                Phoenix Investment Counsel, Inc.
E. Virgil Conway                                 56 Prospect Street
Harry Dalzell-Payne                              Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                 PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                              Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                   One American Row
Geraldine M. McNamara                            Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                              TRANSFER AGENT
Ferdinand L.J. Verdonck                          Phoenix Equity Planning Corporation
                                                 One American Row
OFFICERS                                         Hartford, CT 06103-2899
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President          CUSTODIANS
Francis G. Waltman, Senior Vice President        PFPC Trust Company
Marc Baltuch, Vice President and Chief           8800 Tinicum Boulevard
  Compliance Officer                             Philadelphia, PA 19155-3111
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                  State Street Bank and Trust Company
Kevin J. Carr, Vice President, Chief Legal       P.O. Box 5501
  Officer, Counsel and Secretary                 Boston, MA 02206-5501

                                                 INDEPENDENT REGISTERED PUBLIC
                                                 ACCOUNTING FIRM
                                                 PricewaterhouseCoopers LLP
                                                 125 High Street
                                                 Boston, MA 02110-1707

                                                 HOW TO CONTACT US
                                                 Mutual Fund Services                         1-800-243-1574
                                                 Advisor Consulting Group                     1-800-243-4361
                                                 Telephone Orders                             1-800-367-5877
                                                 Text Telephone                               1-800-243-1926
                                                 Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------

   IMPORTANT NOTICE TO SHAREHOLDERS
   The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                  [BLANK PAGE]

                                                                ---------------
                                                                   PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
 [LOGO OMITTED]                                                  LANCASTER, PA
    PHOENIX                                                       PERMIT 1793
                                                                ---------------
Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480







For more information about Phoenix mutual funds,

please call your financial representative, contact us

at 1-800-243-1574 or visit PHOENIXFUNDS.COM.













PXP5031                                                                   10-07
BPD33233

                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT


PHOENIX FOREIGN OPPORTUNITIES FUND



                         |                     |  WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:              |                     |  DOCUMENT E-MAILED TO YOU?
PHOENIX                  |                     |  ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES            |                     |  SIGN UP FOR E-DELIVERY AT
TRUST                    |  September 30, 2007 |  PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED         |  NO BANK GUARANTEE  |  MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders ...................................................    1
Glossary ..................................................................    2
Disclosure of Fund Expenses ...............................................    4
Phoenix Foreign Opportunities Fund ........................................    6
Notes to Financial Statements .............................................   18
Report of Independent Registered Public Accounting Firm ...................   29
Board of Trustees' Consideration of Investment Advisory
   and Subadvisory Agreements .............................................   30
Results of Shareholder Meetings ...........................................   31
Fund Management Tables ....................................................   33





--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser and subadvisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear PhoenixFunds Shareholder:

[GRAPHIC OMITTED]

We are pleased to provide this report for the fiscal period ended September 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds


OCTOBER 2007

                                    GLOSSARY



ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CHF
Swiss Franc

FHLB
Federal Home Loan Bank

MSCI EAFE(R) Index
A free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

SPONSORED ADR
(AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

VIRT-X EXCHANGE
Pan-European Blue Chip Stock Exchange.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007


    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Foreign Opportunities Fund (the "Fund"), a fund in the Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

    This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning         Ending                          Expenses
                     Account          Account        Annualized         Paid
                      Value            Value           Expense         During
                     4/1/07           9/30/07           Ratio          Period*
--------------------------------------------------------------------------------
FOREIGN OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class I              $1,000.00        $1,116.60          1.11%         $ 5.89
Class A               1,000.00         1,115.10          1.36            7.21
Class C               1,000.00         1,111.10          2.11           11.17

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I               1,000.00         1,019.43          1.11            5.63
Class A               1,000.00         1,018.16          1.36            6.90
Class C               1,000.00         1,014.36          2.11           10.71

* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                 TICKER SYMBOLS:
                                                                  A Share: JVIAX
                                                                  C Share: JVICX
                                                                  I Share: JVXIX


[GRAPHIC OMITTED]
   PHOENIX FOREIGN OPPORTUNITIES FUND ("FOREIGN OPPORTUNITIES FUND") Seeks long-term capital appreciation.

   THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

[GRAPHIC OMITTED]
   For the fiscal period of March 1, 2007 to September 30, 2007, the Fund's Class I shares returned 14.88%*, Class A shares returned 14.72%* and Class C shares returned 14.24%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 9.65%* and the MSCI EAFE(R) Index (Net), which is the Fund's style-specific index appropriate for comparison, returned 11.49%*.

   * Returns less than 1 year are not annualized.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTION AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL PERIOD?

[GRAPHIC OMITTED]
   While there are some concerns about the strength of the U.S. economy, the global economy continues to push ahead at a rapid rate. While China gets the lion's share of attention, most emerging economies are expanding at very healthy rates. Japan and Europe are also growing nicely. Stocks tend to track earnings and corporate earnings remain robust with many companies raising dividends and buying back record amounts of stock.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?

[GRAPHIC OMITTED]
   A shift in portfolio weightings, strong positive returns in emerging markets, and the benefits of a weak American dollar helped the Phoenix Foreign Opportunities Fund provide attractive absolute and relative returns during the period March 1, 2007 through September 30, 2007.

[GRAPHIC OMITTED]
   FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

   THE ECONOMICS OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.


COUNTRY WEIGHTINGS as of 9/30/07**
--------------------------------------------------------------------------------
Switzerland                                                                  14%
--------------------------------------------------------------------------------
United Kingdom                                                               13%
--------------------------------------------------------------------------------
India                                                                        10%
--------------------------------------------------------------------------------
Australia                                                                     6%
--------------------------------------------------------------------------------
Japan                                                                         5%
--------------------------------------------------------------------------------
Brazil                                                                        4%
--------------------------------------------------------------------------------
Hong Kong                                                                     4%
--------------------------------------------------------------------------------
Other (includes short-term investments)                                      44%
--------------------------------------------------------------------------------
** % of total investments as of September 30, 2007.


AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/07
-------------------------------------------------------------------------------------------


                                                                    Inception
                                  1           5          10            to         Inception
                                 Year        Years      Years        9/30/07        Date
                                ------       ------    ------       ----------    ---------
CLASS I SHARES AT NAV(2)         26.59%        --%         --%        22.37%       5/15/06
-------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)         26.30        24.71      9.46            --             --
-------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)       19.04        23.24      8.82            --             --
-------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)         25.35           --        --         24.42       10/10/03
-------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)      25.35           --        --         24.42       10/10/03
-------------------------------------------------------------------------------------------
S&P 500(R) INDEX                 16.44        15.46      6.58        Note 5             --
-------------------------------------------------------------------------------------------
MSCI EAFE(R) INDEX (NET)         24.87        23.55      7.97        Note 6             --
-------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.18%; NET 1.10%, A SHARES: GROSS 1.43%, NET 1.35%,
C SHARES: GROSS 2.18%, NET 2.10%.

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 12.86% FOR CLASS C (SINCE 10/10/03) AND 14.91% FOR CLASS I (SINCE 5/15/06).
(6) INDEX PERFORMANCE IS 21.23% FOR CLASS C (SINCE 10/10/03) AND 17.20% FOR CLASS I (SINCE 5/15/06).
(7) PER PROSPECTUS EFFECTIVE 9/24/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH AT LEAST 6/30/08. GROSS EXPENSE:
    DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000  for periods ended 9/30/07
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                        MSCI EAFE
                                          INDEX            S&P 500
              Share Class A (1)(3)(4)     (Net)             Index
              -----------------------   ---------         -------
9/30/97              $ 9,425             $10,000          $10,000
9/30/98                8,774               9,166           10,915
9/30/99               11,375              12,004           13,942
9/30/00               12,779              12,385           15,805
9/30/01                8,333               8,851           11,596
9/30/02                7,715               7,477            9,221
9/30/03                9,229               9,421           11,473
9/30/04               11,323              11,501           13,064
9/30/05               14,811              14,468           14,663
9/30/06               18,429              17,240           16,246
9/30/07               23,275              21,527           18,917


For information regarding the indexes, see the glossary section on page 2.

PHOENIX FOREIGN OPPORTUNITIES FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007

                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------

FOREIGN COMMON STOCKS(c)--91.1%

AUSTRALIA--7.2%
Aristocrat Leisure Ltd. (Casinos & Gaming)(g)     1,575,015        $   19,427
BHP Billiton Ltd.
  (Diversified Metals & Mining)(g)                  430,200            17,006
Rio Tinto Ltd. (Diversified Metals & Mining)(g)     165,768            15,919
Westfield Group (Retail REITs)(g)                       692                15
Woolworths Ltd. (Food Retail)                       807,625            21,292
WorleyParsons Ltd. (Oil & Gas Equipment &
   Services)                                        357,721            13,462
                                                                   ----------
                                                                       87,121
                                                                   ----------
BELGIUM--3.7%
Colruyt SA (Food Retail)(g)                          40,780             8,615
InBev N.V. (Brewers)(g)                             400,745            36,321
                                                                   ----------
                                                                       44,936
                                                                   ----------
BRAZIL--5.0%
Banco Itau Holding Financieira SA Sponsored ADR
   (Diversified Banks)(g)                           349,350            17,684
Cia Vale do Rio Doce ADR (Diversified Metals &
   Mining)                                          777,400            26,377
Petroleo Brasileiro SA Sponsored ADR
   (Integrated Oil & Gas)                           208,361            15,731
                                                                   ----------
                                                                       59,792
                                                                   ----------
CANADA--3.1%
Canadian Natural Resources Ltd. (Oil & Gas
   Exploration & Production)(g)                     388,120            29,414
Power Corp. of Canada (Life & Health
   Insurance)(g)                                    212,627             8,551
                                                                   ----------
                                                                       37,965
                                                                   ----------


                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------
FRANCE--2.8%
Air Liquide (Industrial Gases)(g)                    89,500        $   11,977
Total SA (Integrated Oil & Gas)(g)                  249,680            20,295
Total SA Sponsored ADR (Integrated Oil & Gas)(f)     14,914             1,208
                                                                   ----------
                                                                       33,480
                                                                   ----------
GERMANY--3.1%
Deutsche Boerse AG (Specialized Finance)            139,800            19,032
Siemens AG (Industrial Conglomerates)(g)            134,000            18,416
                                                                   ----------
                                                                       37,448
                                                                   ----------
HONG KONG--5.5%
China Mobile Ltd. (Wireless Telecommunication
   Services)                                        872,500            14,288
China Mobile Ltd. ADR (Wireless
   Telecommunication Services)(g)                   128,000            10,501
CNOOC Ltd. (Oil & Gas Exploration & Production)  13,792,800            23,172
Jardine Matheson Holdings Ltd. (Multi-Sector
   Holdings)                                        634,165            18,137
                                                                   ----------
                                                                       66,098
                                                                   ----------
INDIA--6.0%
Bharti Airtel Ltd. (Integrated
   Telecommunication Services)(b)                   510,200            12,034
HDFC Bank Ltd. (Diversified Banks)                  120,800             4,352
HDFC Bank Ltd. ADR (Diversified Banks)(g)           383,290            41,062
Housing Development
Finance Corp. (Consumer Finance)                    244,600            15,517
                                                                   ----------
                                                                       72,965
                                                                   ----------

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------

IRELAND--0.0%
Anglo Irish Bank Corp. plc (Diversified
   Banks)(g)                                              2        $       --(k)

JAPAN--6.4%
Millea Holdings, Inc. (Property & Casualty
   Insurance)(g)                                    918,100            36,920
Park24 Co. Ltd. (Environmental &
   Facilities Services)(g)                        1,352,800            12,165
Toyota Motor Corp. (Automobile
   Manufacturers)(g)                                468,800            27,666
                                                                   ----------
                                                                       76,751
                                                                   ----------
MEXICO--4.0%
America Movil S.A. de C.V. Series L (Wireless
   Telecommunication Services)                    1,321,300             4,228
America Movil S.A.B. de C.V. ADR Series L
   (Wireless Telecommunication Services)            383,753            24,560
Grupo Modelo S.A. de C.V. Series C (Brewers)(g)   3,928,090            18,855
                                                                   ----------
                                                                       47,643
                                                                   ----------
NETHERLANDS--1.9%
Schlumberger Ltd. (Oil & Gas Equipment &
   Services)(g)                                      20,000             2,120
Schlumberger Ltd. ADR (Oil & Gas Equipment &
   Services)                                        195,300            20,507
                                                                   ----------
                                                                       22,627
                                                                   ----------
NORWAY--3.0%
Orkla ASA (Industrial Conglomerates)              2,016,175            36,010
SPAIN--3.3%
Enagas S.A. (Gas Utilities)(g)                    1,040,101            26,957
Red Electrica de Espana (Electric Utilities)        259,433            13,447
                                                                   ----------
                                                                       40,404
                                                                   ----------


                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------

SWEDEN--4.2%
Atlas Copco AB - Class B Shares
   (Industrial Machinery)                         1,210,700        $   19,344
Investor AB - Class B Shares (Multi-Sector
   Holdings)                                        575,500            14,771
Sandvik AB (Industrial Machinery)                   782,800            16,794
                                                                   ----------
                                                                       50,909
                                                                   ----------
SWITZERLAND--16.3%
ABB Ltd. Registered Shares (Heavy Electrical
   Equipment)                                       921,500            24,261
Compagnie Financiere Richemont AG Class A
   (Apparel, Accessories & Luxury Goods)            277,800            18,401
EFG International (Asset Management & Custody
   Banks)                                           219,417            10,328
Geberit AG (Building Products)                       68,100             8,908
Kuehne & Nagel International AG (Marine)            277,986            27,363
Lindt & Spruengli AG (Packaged Foods & Meats)         2,912            10,127
Nestle S.A. Registered Shares (Packaged Foods
   & Meats)(i)                                       83,798            37,643
Nestle S.A. Registered Shares (Packaged Foods
   & Meats)(j)                                        6,600             2,965
Paris RE Holdings Ltd. (Multi-line Insurance)(b)    215,140             5,184
Roche Holding AG Registered Shares
   (Pharmaceuticals)                                226,302            41,033
UBS AG Registered Shares (Diversified
   Capital Markets)                                 200,500            10,781
                                                                   ----------
                                                                      196,994
                                                                   ----------
UNITED KINGDOM--15.6%
British American Tobacco plc (Tobacco)            1,503,426            53,891

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------

UNITED KINGDOM--CONTINUED
Diageo plc (Distillers & Vintners)                  897,414        $   19,720
HBOS plc (Diversified Banks)                             73                 1
Imperial Tobacco Group plc (Tobacco)                628,072            28,798
Reckitt Benckiser plc (Household Products)          413,791            24,315
SABMiller plc (Brewers)                             740,045            21,064
Tesco plc (Food Retail)                           4,451,913            40,009
                                                                   ----------
                                                                      187,798
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $889,832)                                          1,098,941
--------------------------------------------------------------------------------
EQUITY LINKED CERTIFICATES--5.5%
INDIA--5.5%
CLSA Financial Products Ltd. - Bharti-Tele
   Ventures Strike price .000001
   Indian Rupee expiration 5/31/10
   (Broadcasting & Cable TV)(b)                   1,820,211            43,077
CLSA Financial Products Ltd. - HDFC Bank Ltd.
   Class A Strike price .000001 Indian Rupee
   expiration 6/28/10 (Diversified Banks)(b)        295,685            10,674
JPMorgan Chase International - HDFC
   Strike price .0001 Indian Rupee expiration
   date 5/25/09 (Regional Banks)(b)                 196,490            12,486
--------------------------------------------------------------------------------
TOTAL EQUITY LINKED CERTIFICATES
(IDENTIFIED COST $43,283)                                              66,237
--------------------------------------------------------------------------------


                                                                     VALUE
                                                   SHARES            (000)
                                                -----------        ----------

FOREIGN OPTIONS--0.1%
SWITZERLAND--0.1%
Roche Holdings AG -
   Registered Shares Call Option exercise
   price 160 CHF, expiration date 12/18/09
   (Pharmaceuticals)(e)                              29,500        $    1,497
--------------------------------------------------------------------------------
TOTAL FOREIGN OPTIONS
(IDENTIFIED COST $1,611)                                                1,497
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.7%
(IDENTIFIED COST $934,726)                                          1,166,675
--------------------------------------------------------------------------------
SHORT-TERM  INVESTMENTS--24.3%

MONEY MARKET  MUTUAL  FUNDS--20.6%
State Street Navigator Prime Plus
   (5.30% seven-day effective yield)(h)         248,467,601           248,468


                                                    PAR
                                                   VALUE
                                                   (000)
                                                -----------
FEDERAL AGENCY SECURITIES(d)--3.7%
FHLB
   4.000% due 10/1/07                               $22,250            22,250
FHLB
   4.570% due 10/3/07(g)                             11,020            11,017
FHLB
   4.450% due 10/11/07                               10,995            10,982
                                                                   ----------
                                                                       44,249
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $292,717)                                            292,717
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--121.0%
(IDENTIFIED COST $1,227,443)                                        1,459,392(a)

Other assets and liabilities, net--(21.0)%                           (252,841)
                                                                   ----------
NET ASSETS--100.0%                                                 $1,206,551
                                                                   ==========

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND


At September 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                Unrealized
   Contract        In Exchange     Settlement                 Appreciation
    to Sell            for            Date          Value     (Depreciation)
--------------    ------------     ----------     --------    --------------
GBP     46,500    USD   93,597       3/26/08      $(94,687)      $(1,090)
GBP     23,250    USD   46,595       3/26/08       (47,343)         (748)
                                                                 -------
                                                                 $(1,838)
                                                                 =======

GBP  British Pound Sterling         USD  United States Dollar


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $240,148 and gross depreciation of $10,217 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,229,461.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) Illiquid security.
(f) All or a portion segregated as collateral for forward currency contracts.
(g) All or a portion of security is on loan.
(h) Represents security purchased with cash collateral received for securities on loan.
(i) Security traded on Virt-x exchange.
(j) Security traded on Swiss exchange.
(k) Amount is less than $1,000.

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+@ ...............................   $1,459,392
Foreign currency at value* .....................................          350
Cash ...........................................................            8
Receivables
   Investment securities sold ..................................       41,084
   Fund shares sold ............................................        6,776
   Dividends ...................................................        2,321
   Tax reclaims ................................................          280
   Receivable from non-affiliate (See Note 5) ..................            1
   Interest ....................................................           --++
Prepaid expenses ...............................................           92
Other assets ...................................................           41
                                                                   ----------
      Total assets .............................................    1,510,345
                                                                   ----------
LIABILITIES
Payables
   Fund shares repurchased .....................................        4,063
   Investment securities purchased .............................       47,171
   Upon return of securities loaned ............................      248,468
   Foreign capital gain taxes ..................................          792
   Investment advisory fee .....................................          774
   Distribution and service fees ...............................          212
   Transfer agent fee ..........................................          125
   Administration fee ..........................................           75
   Trustee deferred compensation plan ..........................           41
   Professional fee ............................................           32
   Trustees' fee ...............................................            9
   Other accrued expenses ......................................          194
Unrealized depreciation on forward currency contracts ..........        1,838
                                                                   ----------
      Total liabilities ........................................      303,794
                                                                   ----------
NET ASSETS .....................................................   $1,206,551
                                                                   ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............   $  976,118
Undistributed net investment income ............................        7,615
Accumulated net realized loss ..................................       (6,724)
Net unrealized appreciation ....................................      229,542
                                                                   ----------
NET ASSETS .....................................................   $1,206,551
                                                                   ==========

CLASS I
Net asset value, offering price and redemption price per share
   (net assets/shares outstanding) .............................       $28.61
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization .....................................       15,099
Net Assets .....................................................   $  431,985

CLASS A
Net asset value per share (net assets/shares outstanding) ......       $28.58
Offering price per share $28.58/(1-5.75%) ......................       $30.32
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization .....................................       23,364
Net Assets .....................................................   $  667,719

CLASS C
Net asset value and offering price per share
   (net assets/shares outstanding) .............................       $28.31
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization .....................................        3,774
Net Assets .....................................................   $  106,847


 +  Investment securities at cost                                  $1,227,443
 *  Foreign currency at cost                                       $      350
 @  Market value of securities on loan                             $  239,909
++  Amount is less than $1,000.

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                             STATEMENT OF OPERATIONS


(Reported in thousands)
                                                         3/1/07-        3/1/06-
                                                         9/30/07        2/28/07
                                                        --------        -------
INVESTMENT INCOME
Dividends........................................       $ 14,742        $ 5,227
Interest.........................................          1,155            824
Security lending.................................            266             --
Foreign taxes withheld...........................           (899)          (431)
                                                        --------        -------
      Total investment income....................         15,264          5,620
                                                        --------        -------
EXPENSES
Investment advisory fee..........................          4,697          2,210
Service fees, Class A............................            776            498
Distribution and service fees, Class C...........            456            163
Financial agent fee..............................             --             36
Administration fee...............................            488            148
Transfer agent...................................            562            270
Custodian........................................            289            144
Printing.........................................            122            100
Professional.....................................             52             38
Registration.....................................             71             58
Trustees.........................................             44             34
Miscellaneous....................................             56             19
                                                        --------        -------
      Total expenses.............................          7,613          3,718
Less expenses reimbursed by investment adviser...           (240)          (145)
Custodian fees paid indirectly...................             (6)            (4)
                                                        --------        -------
      Net expenses...............................          7,367          3,569
                                                        --------        -------

NET INVESTMENT INCOME (LOSS).....................          7,897          2,051
                                                        --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..........         10,841         23,320
Net realized gain (loss) on foreign currency
   transactions..................................         (7,915)        (1,663)
Net change in unrealized appreciation
   (depreciation) on investments                         110,889         23,190
Net change in unrealized appreciation
   (depreciation) on foreign currency
   translations..................................           (681)        (1,901)
                                                        --------        -------

NET GAIN (LOSS) ON INVESTMENTS...................        113,134         42,946
                                                        --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................       $121,031        $44,997
                                                        ========        =======

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                          3/1/07-         3/1/06-        3/1/05-
                                                          9/30/07         2/28/07        2/28/06
                                                         ----------       --------       --------
FROM OPERATIONS
   Net investment income (loss) .....................    $    7,897       $  2,051       $  1,294
   Net realized gain (loss) .........................         2,926         21,657         10,027
   Net change in unrealized appreciation
      (depreciation) ................................       110,208         21,289          9,996
                                                         ----------       --------       --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................       121,031         44,997         21,317
                                                         ----------       --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ...................        (1,056)          (499)            --
   Net investment income, Class A ...................        (1,345)        (1,513)          (872)
   Net investment income, Class C ...................          (130)           (46)           (26)
   Net investment income, Investor Class ............            --             --           (399)
   Net investment income, Class I ...................            --             --             (7)
   Net realized short-term gains, Class I ...........          (128)          (249)            --
   Net realized short-term gains, Class A ...........          (180)          (800)          (207)
   Net realized short-term gains, Class C ...........           (25)           (56)            (4)
   Net realized long-term gains, Class I ............          (378)        (1,110)            --
   Net realized long-term gains, Class A ............          (538)        (4,377)        (6,509)
   Net realized long-term gains, Class C ............           (76)          (388)          (188)
   Net realized long-term gains, Investor Class .....            --             --           (443)
   Net realized long-term gains, Class I ............            --             --             (8)
                                                         ----------       --------       --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
      TO SHAREHOLDERS ...............................        (3,856)        (9,038)        (8,663)
                                                         ----------       --------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5 AND NOTE 11)
   Change in net assets from share transactions,
      Class I (f/k/a Class X)(1) ....................       309,681         77,166             --
   Change in net assets from share transactions,
      Class A .......................................       238,239        204,396        112,271
   Change in net assets from share transactions,
      Class C .......................................        51,541         37,383          5,673
   Change in net assets from share transactions,
      Investor Class (2) ............................            --             --        (92,621)
   Change in net assets from share transactions,
      Class I (2) ...................................            --             --         (1,647)
                                                         ----------       --------       --------
   INCREASE (DECREASE) IN NET ASSETS FROM
      SHARE TRANSACTIONS ............................       599,461        318,945         23,676
                                                         ----------       --------       --------
   NET INCREASE (DECREASE) IN NET ASSETS ............       716,636        354,904         36,330
NET ASSETS
   Beginning of period ..............................       489,915        135,011         98,681
                                                         ----------       --------       --------
   END OF PERIOD ....................................    $1,206,551       $489,915       $135,011
                                                         ==========       ========       ========

Undistributed net investment income
   (distributions in excess of
   net investment income) ...........................    $    7,615       $ (1,463)      $   (323)

(1) Inception date for Class I - 5/15/06
(2) Effective June 20, 2005, Investor Class shares and Class I shares were converted to Class A shares.

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                       NET                    NET
                      ASSET       NET       REALIZED     TOTAL     DIVIDENDS  DISTRIBUTIONS                              PAYMENT
                      VALUE,   INVESTMENT     AND         FROM      FROM NET     FROM NET                                   BY
                    BEGINNING    INCOME    UNREALIZED  INVESTMENT  INVESTMENT    REALIZED    RETURN OF     TOTAL        AFFILIATE/
                    OF PERIOD    (LOSS)   GAIN (LOSS)  OPERATIONS    INCOME       GAINS       CAPITAL   DISTRIBUTIONS  NON-AFFILIATE
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
3/1/07-9/30/07        $25.00     0.25(4)      3.47        3.72       (0.07)       (0.04)          --        (0.11)          --(5)(8)
5/15/06(6)-2/28/07     22.54     0.13(4)      3.14        3.27       (0.22)       (0.59)          --        (0.81)          --

CLASS A
3/1/07-9/30/07        $25.00     0.22(4)      3.46        3.68       (0.06)       (0.04)          --        (0.10)          --(5)(8)
3/1/06-2/28/07         21.47     0.21(4)      4.08        4.29       (0.17)       (0.59)          --        (0.76)          --
3/1/05-2/28/06         19.02     0.17(4)      3.85        4.02       (0.22)       (1.35)          --        (1.57)          --
3/1/04-2/28/05         15.47     0.16         3.81        3.97       (0.16)       (0.26)          --        (0.42)          --(5)(7)
1/1/04-2/29/04         14.84    (0.03)        0.66        0.63          --           --           --           --           --
1/1/03-12/31/03        11.86     0.12         3.39        3.51       (0.06)       (0.43)       (0.06)       (0.55)        0.02
1/1/02-12/31/02        12.88     0.03        (1.05)      (1.02)         --           --           --           --           --

CLASS C
3/1/07-9/30/07        $24.85     0.10(4)      3.44        3.54       (0.04)       (0.04)          --        (0.08)          --(5)(8)
3/1/06-2/28/07         21.41    (0.01)(4)     4.11        4.10       (0.07)       (0.59)          --        (0.66)          --
3/1/05-2/28/06         19.11    (0.06)(4)     3.92        3.86       (0.21)       (1.35)          --        (1.56)          --
3/1/04-2/28/05         15.55     0.01         3.84        3.85       (0.03)       (0.26)          --        (0.29)          --(5)(7)
1/1/04-2/29/04         14.95    (0.06)        0.66        0.60          --           --           --           --           --
10/10/03(6)-12/31/03   13.91     0.11         1.34        1.45          --        (0.43)          --        (0.43)        0.02




                                                                   RATIO OF NET     RATIO OF        RATIO OF
                                NET                                  OPERATING        GROSS            NET
                    CHANGE     ASSET                 NET ASSETS,    EXPENSES TO     OPERATING       INVESTMENT
                    IN NET     VALUE,                   END OF        AVERAGE      EXPENSES TO    INCOME (LOSS)
                    ASSET      END OF     TOTAL         PERIOD          NET          AVERAGE        TO AVERAGE    PORTFOLIO
                    VALUE      PERIOD   RETURN(1)      (000'S)         ASSETS       NET ASSETS      NET ASSETS     TURNOVER
----------------------------------------------------------------------------------------------------------------------------
CLASS I
3/1/07-9/30/07        3.61     $28.61     14.88%(3)    $431,985         1.11%(2)       1.15%(2)        1.59%(2)        49%(3)
5/15/06(6)-2/28/07    2.46      25.00     14.84(3)       83,938         1.13(2)        1.17(2)         0.71(2)         57(3)

CLASS A
3/1/07-9/30/07        3.58     $28.58     14.72%(3)    $667,719         1.36%(2)       1.40%(2)        1.44%(2)        49%(3)
3/1/06-2/28/07        3.53      25.00     20.39         360,822         1.37           1.43            0.88            57
3/1/05-2/28/06        2.45      21.47     21.82         128,991         1.25           1.62            0.85            52
3/1/04-2/28/05        3.55      19.02     26.15(7)        2,714         1.25           2.10            1.50            32
1/1/04-2/29/04        0.63      15.47      4.25(3)        1,482         1.25(2)        2.63(2)         0.18(2)         41(3)
1/1/03-12/31/03       2.98      14.84     30.07           1,473         2.87           3.21            0.11            65
1/1/02-12/31/02      (1.02)     11.86     (7.92)         29,026         2.44           2.44            0.18            98

CLASS C
3/1/07-9/30/07        3.46     $28.31     14.24%(3)    $106,847         2.11%(2)       2.16%(2)        0.64%(2)        49%(3)
3/1/06-2/28/07        3.44      24.85     19.46          45,154         2.13           2.17           (0.06)           57
3/1/05-2/28/06        2.30      21.41     20.96           6,019         2.00           2.35           (0.29)           52
3/1/04-2/28/05        3.56      19.11     25.21              39         2.00           2.86            0.76            32
1/1/04-2/29/04        0.60      15.55      4.01(3)           12         2.00(2)        3.38(2)        (1.05)(2)        41(3)
10/10/03(6)-12/31/03  1.04      14.95     10.71(3)           11         1.92(2)        5.85(2)        (0.14)(2)        65(3)


(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Amount is less than $0.01.
(6) Inception date.
(7) Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(8) Payment by non-affiliate. See Note 5 in the Notes to Financial Statements.

                       See Notes to Financial Statements

                                   16 and 17

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007


1.  ORGANIZATION

    Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    As a result of a consolidation of several Phoenix trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007, including Phoenix Foreign Opportunities Fund (the "Fund"). All the acquired funds' year ends were changed to correspond with the Trust's September 30th year end.

    As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this annual report. The Fund's investment objective is outlined in the fund summary page.

    The Foreign Opportunities Fund offers Class I shares, Class A shares and Class C shares for sale.

    Class I shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are generally sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.  SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B.  SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.  INCOME TAXES:

    The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.


    The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.


    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


D.  DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.  EXPENSES:

    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.  FOREIGN CURRENCY TRANSLATION:

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.  FOREIGN  SECURITY  COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.  FORWARD CURRENCY CONTRACTS:

    The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


I.  SECURITY LENDING:

    The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At September 30, 2007, the Fund had securities on loan as follows (reported in 000's):

                             MARKET
                              VALUE       U.S. GOVERNMENT
                          OF SECURITIES     SECURITIES           CASH
                             LOANED         COLLATERAL         COLLATERAL
                          -------------   ---------------      ----------
                            $239,909          $1,123            $248,648

J.  EQUITY LINKED CERTIFICATES:

    The Fund may invest in equity linked certificates. The Fund purchases the certificates ("notes") from a broker, who in turn purchases shares in the local market and issues a call note hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the note redeemed with the proceeds. Each note represents one share of the underlying stocks; therefore, the price, performance and liquidity of the note are all directly linked to the underlying stock. The notes can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker.

K.  OPTIONS:

    The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

    The Fund may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon an annual rate of 0.85% as a percentage of the average daily net assets of the Fund.

    The Adviser has contractually agreed to limit the Fund's total fund operating expenses (excluding interest, taxes, and extraordinary expenses) through June 30, 2008, so that such expenses do not exceed 1.10% for Class I Shares, 1.35% for Class A Shares and 2.10% for Class C Shares.

    Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of reimbursed expenses in the amount of $189 (reported in 000's) may be recaptured by the fiscal year ended 2010.

    Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Fund.

    As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal period(1) (the "period") ended September 30, 2007, as follows (reported in 000's):


                             CLASS A            CLASS C
                            NET SELLING        DEFERRED
                            COMMISSIONS      SALES CHARGES
                            -----------      -------------
                                $124               $25

    (1) The fiscal period for the Fund is March 1, 2007 through September 30, 2007.

    The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                              CLASS A           CLASS C
                            -----------      -------------
                               0.25%             1.00%

    There are no distribution and/or service fees for Class I.

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


    PEPCO serves as the administrator to the Fund. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended September 30, 2007, the Fund incurred administration fees totaling $488 (reported in 000's).

    PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended September 30, 2007, transfer agent fees were $562 (reported in 000's) as reported in the Statements of Operations.

    At September 30, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following (reported in 000's):

                                             AGGREGATE
                                             NET ASSET
                                               SHARES            VALUE
                                             ---------          --------
    Foreign Opportunities Fund, Class A         450             $12,849

    Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2007.

    During the fiscal year ended February 28, 2005, Janus Services (the former administrator) reimbursed the International Equity Fund, predecessor fund to the Foreign Opportunities Fund - Investor Shares, $1,210, as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than 0.01% for the Fund.

4.  PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended September 30, 2007, were as follows:

                              LONG-TERM (REPORTED IN 000'S)
                              -----------------------------
                               PURCHASES          SALES
                              -----------      ------------
                                $708,981         $440,442

   There were no purchases or sales of long-term U.S. Government and agency securities.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


5. CAPITAL SHARES

    Transactions (reported in 000's) in shares of capital stock, during the period ended September 30, 2007, were as follows:


                                      -------------------     --------------------       --------------------
                                      SHARES      AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT
                                      ------     --------     ------      --------       ------      --------
-----------------------               -------------------     --------------------       --------------------
FOREIGN                                    3/1/07 -                3/1/06 -                   3/1/05 -
   OPPORTUNITIES FUND(3)                   9/30/07                 2/28/07                    2/28/06
-----------------------               -------------------     --------------------       --------------------
CLASS I (F/K/A CLASS X)(1)
Shares sold                            2,150     $ 57,224      1,409      $ 34,448           --      $     --
Reinvestment of distributions             41        1,104         46         1,065           --            --
Plan of Reorganization (Note 11)      11,024      290,636      2,113        46,590           --            --
Redemptions                           (1,474)     (39,283)      (210)       (4,937)          --            --
                                      ------     --------     ------      --------       ------      --------
Net increase / (decrease)             11,741     $309,681      3,358      $ 77,166           --      $     --
                                      ======     ========     ======      ========       ======      ========

CLASS A
Shares sold                           11,830     $314,927      9,887      $239,921        2,318      $ 46,486
Reinvestment of distributions             66        1,796        270         6,284          361         7,218
Plan of Reorganization (Note 11)         145        3,821        575        12,673           --            --
Conversion from Investor
  Class Shares                            --           --         --            --        4,306        80,966
Conversion from Class I Shares            --           --         --            --           92         1,722
Redemptions                           (3,111)     (82,305)    (2,306)      (54,482)      (1,212)      (24,121)
                                      ------     --------     ------      --------       ------      --------
Net increase / (decrease)              8,930     $238,239      8,426      $204,396        5,865      $112,271
                                      ======     ========     ======      ========       ======      ========

CLASS C
Shares sold                            2,145     $ 56,470      1,512      $ 36,932          285      $  5,796
Reinvestment of distributions              5          140         15           344            5            92
Plan of Reorganization (Note 11)           8          198         66         1,457           --            --
Redemptions                             (201)      (5,267)       (58)       (1,350)         (11)         (215)
                                      ------     --------     ------      --------       ------      --------
Net increase / (decrease)              1,957     $ 51,541      1,535      $ 37,383          279      $  5,673
                                      ======     ========     ======      ========       ======      ========

INVESTOR CLASS(2)
Shares sold                               --     $     --         --      $     --          800      $ 15,039
Reinvestment of distributions             --           --         --            --           45           827
Conversion to Class A Shares              --           --         --            --       (4,314)      (80,966)
Redemptions                               --           --         --            --       (1,493)      (27,521)
                                      ------     --------     ------      --------       ------      --------
Net increase / (decrease)                 --     $     --         --      $     --       (4,962)     $(92,621)
                                      ======     ========     ======      ========       ======      ========

CLASS I(2)
Shares sold                                                                                   4      $     83
Reinvestment of distributions                                                                 1            10
Conversion to Class A Shares              --           --         --            --          (92)       (1,722)
Redemptions                                                                                  (1)          (18)
                                      ------     --------     ------      --------       ------      --------
Net increase / (decrease)                 --     $     --         --      $     --          (88)     $ (1,647)
                                      ======     ========     ======      ========       ======      ========

(1) Inception date for Class I - 5/15/06.
(2) Effective June 20, 2005, Investor Class shares and Class I shares were converted to Class A shares.
(3) During the period ended September 30, 2007, a non-affiliate reimbursed the Fund $1,089 as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


6.  CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.  REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

    In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

    The Company does not believe that the outcome of this matter will be material to these financial statements.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


9.  FEDERAL INCOME TAX INFORMATION (REPORTED IN 000'S)

    The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                     EXPIRATION YEAR
                         2008             2009              TOTAL
--------------------------------------------------------------------------------
                        $1,417           $5,127            $6,544

    The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

    For the period ended September 30, 2007, the Fund utilized losses of $644 deferred in prior years against current year capital gains. The Fund had $537 of capital loss carryover which expired in 2007.

    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2007, the Fund deferred and recognized post-October losses as follows:

                             CURRENCY LOSS     CURRENCY LOSS
                               DEFERRED         RECOGNIZED
                             -------------     -------------
                                 $ --              $409

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $7,621 and undistributed long-term capital gains of $0.

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of September 30, 2007, the Fund recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000's):

                     CAPITAL PAID
                        IN ON
                      SHARES OF       ACCUMULATED    UNDISTRIBUTED
                      BENEFICIAL     NET REALIZED    NET INVESTMENT
                       INTEREST       GAIN (LOSS)     INCOME (LOSS)
                     ------------    ------------    --------------
                        $(558)         $(3,153)          $3,711

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


11. PLANS OF REORGANIZATION

    On April 13, 2007, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Insight International Fund ("International Fund") of the Phoenix Insight Funds Trust pursuant to an Agreement and Plan of Reorganization approved by the International Fund's Board of Trustees on November 15, 2006. The acquisition was accomplished by a tax-free exchange of 11,023,788 Class I shares, 145,171 Class A shares, and 7,555 Class C shares of the Foreign Opportunities Fund outstanding on April 13, 2007 (valued at $290,635,894, $3,821,481 and $197,797, respectively) for
    15,422,914 Class I shares, 211,994 Class A shares, and 11,002 Class C shares of the International Fund outstanding on April 13, 2007. The International Fund had net assets on that date of $294,655,171 including $53,500,150 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $885,262,824. The shareholders of each Class of the International Fund received for each share owned approximately 0.71, 0.68 and 0.69 share, respectively, for Class I, Class A, and Class C shares of the same class of the Foreign Opportunities Fund.

    On May 22, 2006, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Overseas Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,113,337 Class I (f/k/a Class X) shares, 574,941 Class A shares, and 66,354 Class C shares of the Foreign Opportunities Fund outstanding on May 19, 2006 (valued at $46,590,175, $12,673,037 and $1,457,044, respectively) for 3,026,931 Class I (f/k/a Class
    X) shares, 788,867 Class A shares, 38,630 Class B shares and 95,679 Class C shares of the Overseas Fund outstanding on May 19, 2006. The Overseas Fund had net assets on that date of $60,720,256 including $17,640,290 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708. The shareholders of each Class of the Overseas Fund received for each share owned approximately 0.70, 0.69 and
    0.69 share, respectively, for Class I (f/k/a Class X), Class A, and Class C shares of the same class of the Foreign Opportunities Fund. At the time of the merger all Class B shares of the Overseas Fund were converted to Class A shares. As a result each Class B shareholder of Overseas Fund received 0.69 of Class A shares of the Foreign Opportunities Fund.

    At a meeting held on March 24, 2005, the Board of Trustees (the "Janus Board") of the Focused Value Fund and the International Equity Fund (each a "Janus Fund" and collectively, the "Janus Funds"), each a series of Janus Adviser Trust (the "Janus Trust") voted to approve a transaction (the "Transaction") whereby the Janus Trust and Janus Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").

    In connection with the Transaction, at a special meeting held on May 17, 2005, shareholders of the Janus Funds approved a new investment advisory agreement with PIC and the continuation of Vontobel as subadviser, pursuant to a new investment subadvisory agreement between PIC and Vontobel. Also, in connection with the Transaction, shareholders approved the reconstitution of the Janus Board with a new slate of trustees comprised of fourteen trustees of the Phoenix Funds.

    The Transaction was completed on June 20, 2005 and the names of Focused Value Fund and International Equity Fund changed to Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, respectively. Additionally, the Janus Trust was renamed the Phoenix Adviser Trust.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


    Pursuant to the Transaction, on June 20, 2005, Janus Fund shareholders who held Class A and Class C shares remained in the same class of shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares had those shares converted to Class A shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares that were converted to Class A shares may continue, as long as such shares are held, to purchase Class A shares without any sales charges.



--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended September 30, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentages for the calendar year will be designated in the year-end tax statements.

    For the period ended September 30, 2007, the Phoenix Foreign Opportunities Fund recognized $14,669,139, of foreign source income on which the Fund paid foreign taxes of $640,815. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.
--------------------------------------------------------------------------------

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM


[GRAPHIC OMITTED]
PricewaterhouseCoopers LLP


To the Board of Trustees of
Phoenix Opportunities Trust and Shareholders of
Phoenix Foreign Opportunities Fund


    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Foreign Opportunities Fund (formerly a series of Phoenix Adviser Trust and now a series of Phoenix Opportunities Trust, hereafter referred to as the "Trust") at September 30, 2007, the results of its operations for the period March 1, 2007 to September 30, 2007 and for the year ended February 28, 2007, the changes in its net assets for the period March 1, 2007 to September 30, 2007 and for each of the two years in the period ended February 28, 2007 and the financial highlights for the period March 1, 2007 to September 30, 2007 and for each of the five years in the period ended February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2007

            BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUBADVISORY AGREEMENTS
                          PHOENIX OPPORTUNITIES TRUST
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CA TAX-EXEMPT BOND FUND, PHOENIX CORE BOND FUND, PHOENIX DIVERSIFIER PHOLIO, PHOENIX EMERGING MARKETS BOND FUND, PHOENIX FOREIGN OPPORTUNITIES FUND, PHOENIX GLOBAL UTILITIES FUND, PHOENIX HIGH YIELD FUND, PHOENIX INTERNATIONAL STRATEGIES FUND, PHOENIX MARKET NEUTRAL FUND, PHOENIX MONEY MARKET FUND, PHOENIX MULTI-SECTOR FIXED INCOME FUND, PHOENIX MULTI-SECTOR SHORT TERM BOND FUND, PHOENIX REAL ESTATE SECURITIES FUND, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO, PHOENIX WEALTH GUARDIAN PHOLIO AND PHOENIX WORLDWIDE STRATEGIES FUND (EACH, A "FUND")

Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Opportunities Trust. Although newly formed, the above-referenced Funds have taken on all attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)


At a special meeting of shareholders of Phoenix Opportunities Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:
                                           FOR           AGAINST
                                        -----------      -------
To elect eleven Trustees to serve on
the Board of Trustees until the next
meeting of shareholders at which
Trustees are elected.

   E. Virgil Conway..................   121,064,647      625,812
   Harry Dalzell-Payne...............   121,064,647      625,812
   Daniel T. Geraci..................   121,051,683      638,777
   Francis E. Jeffries...............   121,064,647      625,812
   Leroy Keith, Jr...................   121,064,647      625,812
   Marilyn E. LaMarche...............   121,063,658      626,802
   Philip R. McLoughlin..............   121,064,647      625,812
   Geraldine M. McNamara.............   121,063,658      626,802
   James M. Oates....................   121,064,647      625,812
   Richard E. Segerson...............   121,064,647      625,812
   Ferdinand L.J. Verdonck...........   121,064,647      625,812

                                           FOR           AGAINST      ABSTAIN
                                        -----------      -------      -------
To ratify the appointment of
PricewaterhouseCoopers LLP as
the independent registered public
accounting firm for the Trusts.......   120,692,791      177,364      820,305

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                               NOVEMBER 21, 2006
                                   (UNAUDITED)


At a special meeting of shareholders of Phoenix Foreign Opportunities Fund (the "Fund"), a series of Phoenix Opportunities Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                                   BROKER
                                           FOR           AGAINST      ABSTAIN     NON-VOTES
                                        -----------      -------      -------     ---------
To amend the fundamental investment
restrictions of the funds of the
Phoenix Adviser Trust to conform to
the standard fundamental investment
restrictions of the Phoenix Funds.

      Investment of more
      than 25% of assets in
      companies engaged in
      one industry ..................     5,788,484      124,514       93,584     1,058,787

      Limits on borrowing ...........     5,855,820       69,461       81,302     1,058,787

      Issuance of senior securities..     5,808,658       83,555      114,370     1,058,787

      Underwriting activities .......     5,826,009       74,933      105,641     1,058,787

      Purchase and sale of real
      estate ........................     5,435,828      475,226       95,528     1,058,787

      Limits on lending .............     5,836,697       82,653       87,232     1,058,787


                       FUND MANAGEMENT TABLES (UNAUDITED)


    Information pertaining to the Trustees and officers of the Trust as of September 30, 2007 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
E. Virgil Conway          Chairman, Rittenhouse Advisors, LLC (consulting firm)
YOB: 1929                 (2001-present). Trustee/Director, Phoenix Funds Family
Elected: 2000             (1983-present), Director, Urstadt Biddle Property
55 Funds                  Corp. (1989-present), Consolidated Edison Company of
                          New York, Inc. (1970-2002), Union Pacific Corp.
                          (1978-2002), Accuhealth, Inc. (1994-2002).
--------------------------------------------------------------------------------
Harry Dalzell-Payne       Retired. Trustee/Director, Phoenix Funds Family
YOB: 1929                 (1983-present).
Elected: 1999
55 Funds
--------------------------------------------------------------------------------
Francis E. Jeffries       Director, The Empire District Electric Company
YOB: 1930                 (1984-2004). Trustee/Director, Phoenix Funds Complex
Elected: 2005             (1987-present).
58 Funds
--------------------------------------------------------------------------------
Leroy Keith, Jr.          Managing Director, Almanac Capital Management
YOB: 1939                 (commodities business) (since 2007). Director/Trustee,
Elected: 2005             Evergreen Funds (93 portfolios) (1989-present).
55 Funds                  Trustee, Phoenix Funds Family (1980-present).
                          Director, Lincoln Educational Services Corp.
                          (2002-2004). Partner, Stonington Partners, Inc.
                          (private equity firm) (2001-2007).
--------------------------------------------------------------------------------
Geraldine M. McNamara     Retired. Trustee/Director, Phoenix Funds Complex
YOB: 1951                 (2001-present). Managing Director, U.S. Trust Company
Elected: 2001             of New York (private bank) (1982-2006).
57 Funds
--------------------------------------------------------------------------------
James M. Oates            Trustee/Director, Phoenix Funds Family (1987-present).
YOB: 1946                 Managing Director, Wydown Group (consulting firm)
Elected: 2005             (1994-present). Director, Investors Bank & Trust
55 Funds                  Corporation (1995-present), Stifel Financial
                          (1996-present). Independent Chairman (2005-present)
                          and Trustee (2004-present), John Hancock Trust (93
                          portfolios). Trustee, John Hancock Funds II (74
                          portfolios) (2005-present). Director/Trustee, Plymouth
                          Rubber Co. (1995-2003). Chairman, Hudson Castle Group,
                          Inc. (formerly IBEX Capital Markets, Inc.) (financial
                          services) (1997-2006). Trustee, John Hancock Funds III
                          (8 portfolios) (2005-2006).
--------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
Richard E. Segerson       Managing Director, Northway Management Company
YOB: 1946                 (1998-present). Trustee/Director, Phoenix Funds Family
Elected: 2005             (1983-present).
55 Funds
--------------------------------------------------------------------------------
Ferdinand L.J. Verdonck   Chairman, Amsterdam Molecular Therapeutics N.V.
YOB: 1942                 (biotechnology) (since 2007). Director, The JP Morgan
Elected: 2005             European Investment Trust (1998-present), Galapagos
55 Funds                  N.V. (biotechnology) (2005-present). Trustee, Phoenix
                          Funds Family (2004-present). Director, EASDAQ
                          (Chairman) (2001-present), Groupe SNEF (electrical and
                          electronic installation) (1998-present). Managing
                          Director, Almanij N.V. (financial holding company)
                          (1992-2003). Director, KBC Bank and Insurance Holding
                          Company (1992-2003), KBC Bank (1992-2003), KBC
                          Insurance (1992-2003), Kredietbank S.A.
                          Luxembourgeoise (1992-2003), Investco N.V. (private
                          equity company) (1992-2003), Gevaert N.V. (industrial
                          holding company) (1992-2003), Fidea N.V. (insurance
                          company) (1992-2003), Almafin N.V. (real estate
                          investment company) (1992-2003), Centea N.V. (savings
                          bank) (1992-2003), Degussa Antwerpen N.V. (1998-2004),
                          Santens N.V. (textiles) (1999-2004), Dictaphone Corp.
                          (2002-2006), Banco Urquijo (Chairman) (1998-2006).
--------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
George R. Aylward(1)      Senior Executive Vice President and President, Asset
YOB: 1964                 Management (since 2007), Senior Vice President and
Elected: 2006             Chief Operating Officer, Asset Management (2004-2007),
57 Funds                  Vice President (2001-2004), The Phoenix Companies,
                          Inc. Director and President (2006-present), Chief
                          Operating Officer (2004-present), Executive Vice
                          President (2004-2006), Vice President, Finance,
                          (2001-2002), Phoenix Investment Partners, Ltd. Various
                          senior officer and directorship positions with Phoenix
                          affiliates. President (2006-present), Executive Vice
                          President (2004-2006), the Phoenix Funds Family.
                          Chairman, President and Chief Executive Officer, The
                          Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                          (2006-present).
--------------------------------------------------------------------------------
Marilyn E. LaMarche(2)    Limited Managing Director, Lazard Freres & Co. LLC
YOB: 1934                 (1997-present). Trustee/Director, Phoenix Funds Family
Elected: 2005             (2002-present). Director, The Phoenix Companies, Inc.
55 Funds                  (2001-2005).
--------------------------------------------------------------------------------
Philip R. McLoughlin(3)   Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                 Director, PXRE Corporation (Reinsurance)
Elected: 1999             (1985-present), World Trust Fund (1991-present).
75 Funds                  Director/Trustee, Phoenix Funds Complex
                          (1989-present). Management Consultant (2002-2004),
Chairman                  Chairman (1997-2002), Chief Executive Officer
                          (1995-2002) and Director (1995-2002), Phoenix
                          Investment Partners, Ltd. Director and Executive Vice
                          President, The Phoenix Companies, Inc. (2000-2002).
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) HELD WITH
           NAME, ADDRESS AND          TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
             YEAR OF BIRTH                TIME SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                     Senior Vice President        Assistant Treasurer (2001-present), Vice President, Fund
YOB: 1952                            since 2006.                  Accounting (1994-2000), Phoenix Equity Planning Corporation. Vice
                                                                  President, Phoenix Investment Partners, Ltd. (2003-present).
                                                                  Senior Vice President, the Phoenix Funds Family (since 2006). Vice
                                                                  President, The Phoenix Edge Series Fund (1994-present), Treasurer,
                                                                  The Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                                                                  (2003-present). Chief Financial Officer (2005-2006) and Treasurer
                                                                  (1994-2006), or Assistant Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman                   Senior Vice President        Senior Vice President, Asset Management Product Development of The
YOB: 1962                            since 2004.                  Phoenix Companies, Inc. (2006-present). Senior Vice President,
                                                                  Asset Management Product Development (2005- present), Senior Vice
                                                                  President and Chief Administrative Officer (2003-2004) of Phoenix
                                                                  Investment Partners, Ltd. Director and President (2006-present) of
                                                                  Phoenix Equity Planning Corporation. Mr. Waltman is also Senior
                                                                  Vice President of Phoenix Investment Counsel, Inc., Director of
                                                                  Duff & Phelps Investment Management Company, Senior Vice President
                                                                  of the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                         Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna Associates, LLC    Chief Compliance Officer     (1989-present). Vice President and Chief Compliance Officer,
900 Third Avenue                     since 2004.                  certain Funds within the Phoenix Funds Complex (2004-present).
New York, NY 10022                                                Vice President, The Zweig Total Return Fund, Inc. (2004-present).
YOB: 1945                                                         Vice President, The Zweig Fund, Inc. (2004-present). President and
                                                                  Director of Watermark Securities, Inc. (1991-present). Assistant
                                                                  Secretary of Gotham Advisors Inc. (1990-present). Secretary,
                                                                  Phoenix-Zweig Trust (1989-2003). Secretary, Phoenix-Euclid Market
                                                                  Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) HELD WITH
           NAME, ADDRESS AND          TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
             YEAR OF BIRTH                TIME SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley                   Chief Financial Officer      Vice President, Fund Administration, Phoenix Investment Partners,
YOB: 1972                            and Treasurer since 2005.    Ltd. (2004-present). Chief Financial Officer and Treasurer
                                                                  (2006-present) or Chief Financial Officer and Treasurer
                                                                  (2005-present), certain funds within the Phoenix Funds Family.
                                                                  Vice President, Chief Financial Officer, Treasurer and Principal
                                                                  Accounting Officer, The Phoenix Edge Series Fund (2006-present).
                                                                  Assistant Treasurer, certain funds within the Phoenix Fund Complex
                                                                  (2004-2006). Senior Manager (2002-2004), Manager (2000-2002),
                                                                  Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                        Vice President,              Vice President and Counsel, Phoenix Life Insurance Company
One American Row                     Chief Legal Officer,         (2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102                   Counsel and Secretary        Secretary, the Phoenix Funds Family (2005- present). Compliance
YOB: 1954                            since 2005.                  Officer of Investments and Counsel, Travelers Life & Annuity
                                                                  Company (January 2005-May 2005). Assistant General Counsel, The
                                                                  Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Lancaster, PA
                                                                 Permit No. 1793
                                                                 ---------------


[GRAPHIC OMITTED]  PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480





For more information about
Phoenix mutual funds, please call
your financial representative,
contact us at 1-800-243-1574 or
visit phoenixfunds.com



PXP5034                                                                    10/07
BPD33236

--------------------------------------------------------------------------------


                                                                  [LOGO OMITTED]
                                                                     PHOENIX


--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT



Phoenix Multi-Sector Short Term Bond Fund








                                                  WOULDN'T YOU RATHER
                                                  HAVE THIS DOCUMENT
TRUST NAME:                                       E-MAILED TO YOU?
PHOENIX                                           ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES    |                           |    SIGN UP FOR E-DELIVERY AT
TRUST            |    September 30, 2007     |    PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED      NO BANK GUARANTEE           MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Glossary..................................................................     2

Disclosure of Fund Expenses...............................................     4

Phoenix Multi-Sector Short Term Bond Fund.................................     6

Notes to Financial Statements.............................................    32

Report of Independent Registered Public Accounting Firm...................    42

Board of Trustees' Consideration of Investment Advisory
   and Subadvisory Agreements.............................................    43

Results of Shareholder Meetings...........................................    44

Fund Management Tables....................................................    46





--------------------------------------------------------------------------------

   PROXY VOTING PROCEDURES (FORM N-PX)
   The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

   FORM N-Q INFORMATION
   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS





Dear PhoenixFunds Shareholder:

[PHOTO OMITTED]   We are pleased to provide this report for the fiscal period ended September 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

                  At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

October 2007

                                    GLOSSARY


FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY CORPORATE BONDS INDEX
The Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard & Poor's/Moody's with maturities between one and three years. The index is calculated on a total return basis.



PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.






THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         THIS PAGE INTENTIONALLY BLANK.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 - SEPTEMBER 30, 2007


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Multi-Sector Short Term Bond Fund (the "Fund"), which is a fund in the Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B, Class C and Class T shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 - SEPTEMBER 30, 2007


                    Beginning            Ending                        Expenses
                     Account             Account        Annualized       Paid
                      Value               Value           Expense       During
                  April 1, 2007    September 30, 2007      Ratio        Period*
--------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A             $1,000.00           $1,012.70           1.10%        $5.55
Class B              1,000.00            1,010.20           1.60          8.06
Class C              1,000.00            1,011.40           1.35          6.81
Class T              1,000.00            1,008.80           1.86          9.37

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A              1,000.00            1,019.48           1.10          5.58
Class B              1,000.00            1,016.95           1.60          8.12
Class C              1,000.00            1,018.22           1.35          6.85
Class T              1,000.00            1,015.63           1.86          9.44


* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
    (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

    You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
PHOENIX MULTI-SECTOR SHORT TERM BOND FUND                        A Share: NARAX
                                                                 B Share: PBARX
                                                                 C Share: PSTCX
                                                                 T Share: PMSTX

[ ] PHOENIX MULTI-SECTOR SHORT TERM BOND FUND ("Multi-Sector Short Term Bond Fund") To provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

[ ] For the Fund's fiscal period of November 1, 2006 to September 30, 2007, Class A shares returned 3.84%*; Class B shares returned 3.38%*; Class C shares returned 3.57%*; and Class T shares returned 3.11%*. For the same period, the Lehman Brothers(R) Aggregate Bond Index, a broad-based fixed income index, returned 4.44%*; and the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index, the Fund's style-specific index appropriate for comparison, returned 4.59%*.

* Returns less than 1 year are not annualized.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 5.14% for the fiscal year ended September 30, 2007. In the first 7 meetings of the fiscal year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. Since the beginning of the fiscal year the yield curve has steepened, with rates declining at the intermediate and front end of the curve.

[ ] The first nine months of the fiscal period can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-treasury fixed income sectors outperformed. In stark contrast, the last two months of the fiscal period were extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform almost all spread sectors for the full reporting period. The only exceptions were emerging markets and high yield where the excess yield was able to offset the price decline.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] The decision to maintain an underweight to U.S. treasuries in favor of spread sectors was the largest detractor to performance for the fiscal year. Treasuries outperformed as concerns over sub-prime sparked a flight to quality, causing spreads in many sectors to widen. This environment typically does not favor our style of investing; however, our ability to be tactical in our use of high quality substitutes for investment grade corporates contributed positively to performance for the fiscal year. Among the fund's investment in spread sectors, the overweight to asset-backed securities detracted the most from performance. The asset-backed sector was pressured by the home equity sub-component, which suffered from weakness in the underlying collateral.

[ ] The largest positive contributor to performance was the fund's exposure to non-U.S. dollar investments, which benefited from market expectations that the Federal Reserve would cut U.S. interest rates in 2007 and stronger growth outside of the United States. The fund also benefited from its position in bank loans, which was used as a more defensive, less volatile substitute for corporate high yield bonds.

[ ] AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.

     FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.


SECTOR WEIGHTINGS as of 9/30/07*
---------------------------------------------------

Non-Agency Mortgage-Backed Securities           21%
Foreign Government Securities                   21%
Domestic Corporate Bonds                        18%
Asset-Backed Securities                          9%
Foreign Corporate Bonds                          8%
Agency Mortgage-Backed Securities                8%
Domestic Loan Agreements                         8%
Other (includes short-term investments)          7%
---------------------------------------------------
* % of total investments as of September 30, 2007.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/07
-------------------------------------------------------------------------------------------------
                                                                       Inception
                                          1         5           10         to     Inception
                                         Year      Years       Years    9/30/07     Date
CLASS A SHARES AT NAV(2)                 4.71%     5.25%       5.21%       --           --
CLASS A SHARES AT POP(3),(4)             2.35      4.77        4.97        --           --
CLASS B SHARES AT NAV(2)                 4.21      4.74        4.66        --           --
CLASS B SHARES WITH CDSC(4)              2.71      4.74        4.66        --           --
CLASS C SHARES AT NAV(2)                 4.19      5.04          --      4.99%     10/1/97
CLASS T SHARES AT NAV(2)                 3.68        --          --      3.33       6/2/03
CLASS T SHARES WITH CDSC(4)              3.68        --          --      3.33       6/2/03
LEHMAN BROTHERS AGGREGATE BOND INDEX     5.14      4.13        5.97    NOTE 5       NOTE 5
MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY
CORPORATE BONDS INDEX                    5.09      4.11        5.37    NOTE 6       NOTE 6
FUND EXPENSE RATIOS(7): CLASS A SHARES 1.06%; CLASS B SHARES 1.56%; CLASS C SHARES 1.31%; CLASS T
SHARES 1.81%.
-------------------------------------------------------------------------------------------------

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 2.25% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 2% TO 0% OVER A THREE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS T SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 5.93% FOR CLASS C (SINCE 10/1/97) AND 3.49% FOR CLASS T (SINCE 6/2/03).
(6)  INDEX PERFORMANCE IS 3.27% FOR CLASS T (SINCE 6/2/03).
(7)  PER PROSPECTUS EFFECTIVE 6/27/07.


GROWTH OF $10,000 for periods ended 9/30/07
--------------------------------------------------------------------------------

[GRAPH OMITTED]
Plot points for EDGAR representation are as follows:

         Shares Class A(1)(3)(4)    Shares Class B(1)(4)       Merrill Lynch
                                                               1-2.99 Year Medium
                                                               Quality Corporate     Lehman Brothers
                                                               Bonds Index           Aggregate Bond Index
9/97           $ 9,775                      $10,000                $10,000               $10,000
9/98             9,523                        9,691                 10,769                11,151
9/99            10,249                       10,357                 11,209                11,110
9/00            10,900                       10,964                 11,923                11,887
9/01            11,777                       11,765                 13,197                13,426
9/02            12,583                       12,508                 13,794                14,580
9/03            13,843                       13,697                 14,844                15,370
9/04            14,510                       14,315                 15,178                15,935
9/05            14,939                       14,666                 15,412                16,380
9/06            15,531                       15,141                 16,057                16,982
9/07            16,262                       15,778                 16,875                17,854


For information regarding the indexes, see the glossary section on page 2.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY NOTES--2.0%
U.S. Treasury Note
  4.750% due 1/31/12                               $   1,200      $    1,227
  4.625% due 2/29/12                                   1,325           1,348
  4.500% due 3/31/12                                   9,000           9,109
  4.625% due 7/31/12                                  16,000          16,279
U.S. Treasury Note
  4.125% due 8/31/12                                   7,500           7,470
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $35,037)                                             35,433
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--7.6%
FHLMC
  4.650% due 10/10/13                                  4,785           4,692
  6.000% due 8/1/34                                    2,622           2,631
FNMA
  5.500% due 1/1/17                                      942             944
  6.000% due 5/1/17                                      279             283
  5.500% due 8/1/17                                      150             150
  4.500% due 4/1/18                                    1,932           1,865
  5.000% due 4/1/18                                    1,812           1,781
  5.000% due 10/1/19                                   3,245           3,187
  5.500% due 2/1/20                                    1,090           1,088
  5.500% due 3/1/20                                    5,433           5,423
  5.500% due 4/1/20                                    1,934           1,931
  5.000% due 6/1/20                                    5,283           5,180
  5.000% due 8/1/20                                    6,538           6,411
  6.000% due 12/1/32                                     351             353
  5.500% due 2/1/33                                      854             839
  5.500% due 5/1/34                                    2,924           2,869
  6.000% due 8/1/34                                    4,258           4,279
  5.500% due 10/1/34                                   2,703           2,653
  6.000% due 10/1/34                                   4,049           4,065
  5.500% due 11/1/34                                   5,945           5,836
  6.000% due 11/1/34                                   3,110           3,122
  5.500% due 12/1/34                                   1,788           1,752
  5.500% due 1/1/35                                    6,812           6,686
  5.500% due 2/1/35                                    3,356           3,294
  5.500% due 3/1/35                                    3,395           3,329
  5.500% due 4/1/35                                    3,857           3,785
  6.500% due 8/1/36                                   11,620          11,833
  6.000% due 10/1/36                                   6,647           6,658
  6.000% due 1/1/37                                    7,298           7,309
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                  10,639          10,618



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

FNMA 05-57, CK
  5.000% due 7/25/35                               $   4,235      $    4,219
FNMA 05-65, DK
  5.000% due 8/25/35                                   3,101           3,090
FNMA 05-65, PJ
  5.000% due 8/25/35                                   5,284           5,268
FNMA 05-74, AG
  5.000% due 9/25/35                                   2,832           2,820
FNMA 05-80, AD
  5.500% due 9/25/35                                   4,645           4,619
GNMA
  6.500% due 7/15/31                                      59              61
  6.500% due 8/15/31                                     150             154
  6.500% due 11/15/31                                    113             116
  6.500% due 2/15/32                                      72              74
  6.500% due 4/15/32                                     369             378
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $136,640)                                           135,645
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--3.2%
FHLB
  6.000% due 6/29/22                                   8,995           9,109
FHLMC
  5.375% due 1/9/14                                   12,495          12,549
  5.200% due 3/5/19                                   20,010          19,686
  5.300% due 5/12/20                                  16,000          15,650
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $56,564)                                             56,994
--------------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

CALIFORNIA--0.1%
Fresno County Pension Obligation
  Taxable (FGIC Insured)
  6.060% due 8/15/09                                   1,915           1,953
                                                                  ----------

CONNECTICUT--0.2%
Mashantucket Western Pequot
  Tribe Taxable Series A 144A
  (MBIA Insured)
  6.910% due 9/1/12 (b)                                3,000           3,110
                                                                  ----------



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

MASSACHUSETTS--0.4%
Commonwealth of Massachusetts
  General Obligation Series C
  (FSA Insured)
  5.500% due 12/1/17                               $   6,540      $    7,405
                                                                  ----------

NEW YORK--0.4%
New York State Dormitory
  Authority Taxable Series B
  3.350% due 12/15/09                                  2,500           2,421
Sales Tax (State) Asset
  Receivable Corp. Taxable
  Series B (FGIC Insured)
  3.830% due 10/15/09                                  5,000           4,908
                                                                  ----------
                                                                       7,329
                                                                  ----------

PENNSYLVANIA--0.4%
Philadelphia School District
  Taxable Series C (FSA Insured)
  4.110% due 7/1/08                                    2,470           2,456
  4.200% due 7/1/09                                    2,570           2,538
  4.290% due 7/1/10                                    2,255           2,215
  4.430% due 7/1/11                                    1,015             991
                                                                  ----------
                                                                       8,200
                                                                  ----------

SOUTH DAKOTA--0.0%
South Dakota State Educational
  Enhancement Funding Corp.
  Taxable Series A
  6.720% due 6/1/25                                      146             144
                                                                  ----------

WASHINGTON--0.1%
Washington State Housing
  Trust Fund Taxable Series T
  5.000% due 7/1/08                                    1,000           1,001
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $29,456)                                             29,142
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.8%
AmeriCredit Automobile
  Receivables Trust 06-1, E 144A
  6.620% due 5/6/13(b)                                 3,439           3,428
Amerifirst Home Improvement
  Finance Trust 06-1
  9.753% due 7/17/17(c)                                4,536           4,536
Bayview Financial Acquisition
  Trust 06-B, 1A2
  5.800% due 4/28/36(c)                                4,000           3,972



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Bear Stearns Structured Products,
  Inc. 05-20N, B 144A
  9.631% due 10/25/45(b) (c)                       $   5,000      $    4,119
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                                3,250           3,078
Capital Auto Receivables Asset
  Trust 06-1 D 144A
  7.160% due 1/15/13(b)                                2,000           2,043
Carmax Auto Owner
  Trust 05-1 C
  4.820% due 10/15/11                                  4,135           4,086
Chase Funding Mortgage
  Loan Asset-Backed Certificates
  04-1, 1A4
  4.111% due 8/25/30                                   4,642           4,545
Citicorp Residential Mortgage
  Securities, Inc. 07-2, A4
  6.538% due 6/25/37(c)                                5,000           5,001
Conseco Finance Securitizations
  Corp. 01-3, A4
  6.910% due 5/1/33(c)                                 7,824           8,199
Conseco Finance Securitizations
  Corp. 02-2, A2
  6.030% due 3/1/33(c)                                 2,422           2,448
Credit Based Asset Servicing
  and Securitization LLC
  07-CB1, AF2
  5.721% due 1/25/37(c)                                5,000           4,968
Dunkin Securitization
  06-1, M1 144A
  8.285% due 6/20/31(b)                                6,345           6,522
Great America Leasing
  Receivables 05-1, A4 144A
  4.970% due 8/20/10(b)                                6,700           6,665
Green Tree Financial Corp.
  99-2, M2
  7.210% due 12/1/30(c)                                3,657             677
GSAMP Trust 05-S1, B3
  6.750% due 12/25/34(c) (q)                             986              49
GSAMP Trust 06-S4, M6
  6.331% due 5/25/36(c)                               10,026           1,294
Home Equity Asset Trust
  06-7N, A 144A
  6.000% due 2/25/37(b) (q)                            2,119             636
Hyundai Auto Receivables
  Trust 06-A, D
  5.520% due 11/15/12                                  3,900           3,886
IndyMac Manufactured
  Housing Contract 98-1, A3
  6.370% due 9/25/28                                   2,710           2,709


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Lehman XS Net Interest
  Margin 06-GPM7, A1 144A
  6.250% due 12/28/46(b)                           $   2,403      $    2,307
Long Beach Auto Receivables
  Trust 04-A, A2
  2.841% due 7/15/10(c)                                1,351           1,330
Long Grove Collateral Loan
  Obligation Ltd.
  04-1A D 144A
  12.255% due 5/25/16(b) (c)                             500             481
Long Grove Collateral Loan
  Obligation Ltd.
  04-1A, C 144A
  7.905% due 5/25/16(b) (c)                            1,600           1,466
MASTR Alternative Net
  Interest Margin
  06-6, N1 144A
  6.129% due 9/26/46(b) (c) (r)                        1,465             967
Merrill Auto Trust
  Securitization 07-1, B
  5.790% due 12/15/13                                  7,000           6,933
Nomura Asset Acceptance
  Corp. 07-1, 1A2
  5.669% due 3/25/47(c)                                9,100           9,057
Renaissance Home Equity
  Loan Trust 05-3, AF4
  5.140% due 11/25/35(c)                               5,380           5,278
Renaissance Home Equity
  Loan Trust 06-1, M1
  6.063% due 5/25/36(c)                                4,000           3,380
Renaissance Home Equity
  Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                                5,640           5,612
Renaissance Net Interest
  Margin Trust 07-2, N 144A
  8.353% due 6/25/37(b)                                3,288           3,272
Residential Funding
  Mortgage Securities
  06-HI2, A3
  5.790% due 2/25/36                                   1,510           1,502
Residential Funding
  Mortgage Securities II,
  Inc. 04-HI3, A4
  4.630% due 1/25/20                                   5,353           5,286
Residential Funding
  Mortgage Securities II,
  Inc. 05-HI2, A3
  4.460% due 5/25/35                                   3,809           3,772



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Residential Funding
  Mortgage Securities II,
  Inc. 07-HI1, A2
  5.640% due 3/25/37                               $  10,000      $    9,835
Residential Funding Mortgage
  Securities II, Inc.
  07-HSA3, AI2
  5.890% due 5/25/37(c)                                7,340           7,258
Soundview Home Equity
  Loan Trust 05-CTX1, A3
  5.322% due 11/25/35(c)                               3,900           3,851
Structured Asset Securities
  Corp. 05-7XS, 1A2B
  5.270% due 4/25/35(c)                                7,161           7,165
Taganka Car Loan Finance
  plc 06-1A, A 144A
  6.800% due 11/14/13(b) (c)                             680             685
Vanderbuilt Acquisition
  Loan Trust 02-1, A3
  5.700% due 9/7/23(c)                                   214             215
Wachovia Auto Loan Owner
  Trust 06-2A E 144A
  7.050% due 5/20/14(b)                                5,000           4,833
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $170,873)                                           157,346
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--18.2%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
  7.625% due 6/15/12                                   4,445           4,567
L-3 Communications Corp.
  Series B 6.375%
  due 10/15/15                                         1,500           1,481
                                                                  ----------
                                                                       6,048
                                                                  ----------

AGRICULTURAL PRODUCTS--0.3%
Cargill, Inc. 144A
  5.600% due 9/15/12(b)                                4,845           4,882
                                                                  ----------

AIRLINES--3.2%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                                 17,415          16,281
Continental Airlines,
  Inc. 98-1A
  6.648% due 3/15/19                                   2,816           2,842
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                  15,709          15,872


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

AIRLINES--CONTINUED
JetBlue Airways Corp. 04-1
  9.944% due 3/15/08(c)                            $   3,729      $    3,748
JetBlue Airways Corp. 04-2
  8.658% due 5/15/10(c)                                2,258           2,258
PBG Aircraft Trust 144A
  6.765% due 4/1/11(b)                                 5,140           4,883
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                   4,793           4,814
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                    6,119           6,150
                                                                  ----------
                                                                      56,848
                                                                  ----------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                   1,393           1,329
                                                                  ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                   2,663           2,700
Nuveen Investments, Inc.
  5.000% due 9/15/10                                   2,370           2,239
                                                                  ----------
                                                                       4,939
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance NA LLC
  6.500% due 11/15/13                                  3,390           3,515
                                                                  ----------

AUTOMOTIVE RETAIL--0.1%
Hertz Corp.
  8.875% due 1/1/14                                    2,595           2,686
                                                                  ----------

BROADCASTING & CABLE TV--0.6%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                    3,800           4,159
COX Communications, Inc.
  3.875% due 10/1/08                                   1,000             984
  4.625% due 6/1/13                                    5,620           5,301
                                                                  ----------
                                                                      10,444
                                                                  ----------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A
  8.625% due 12/15/13(b)                               1,725           1,708
                                                                  ----------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
  5.500% due 7/1/10                                    1,500           1,441



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

CASINOS & GAMING--CONTINUED
MGM MIRAGE
  8.500% due 9/15/10                               $   2,835      $    2,977
Seminole Hard Rock
  Entertainment, Inc./Seminole
  Hard Rock International
  LLC 144A
  8.194% due 3/15/14(b) (c)                              767             752
                                                                  ----------
                                                                       5,170
                                                                  ----------

CONSUMER FINANCE--2.9%
Ford Motor Credit Co. LLC
  8.359% due 11/2/07(c)                                1,560           1,561
  6.625% due 6/16/08                                   1,100           1,092
  5.625% due 10/1/08                                  12,490          12,206
  9.875% due 8/10/11                                   3,480           3,528
  8.110% due 1/13/12(c)                                2,000           1,892
  9.810% due 4/15/12(c)                                3,389           3,474
GMAC LLC
  6.360% due 9/23/08(c)                                2,000           1,971
  6.808% due 5/15/09(c)                                4,815           4,639
  6.875% due 9/15/11                                   4,205           4,005
  6.750% due 12/1/14                                     900             817
HSBC Finance Corp.
  4.125% due 11/16/09                                  2,000           1,949
MBNA Corp.
  4.625% due 9/15/08                                   2,300           2,289
Residential Capital LLC
  7.125% due 11/21/08                                  1,920           1,718
  7.000% due 2/22/11                                   4,555           3,712
SLM Corp.
  3.967% due 2/1/10(c)                                 8,000           6,998
                                                                  ----------
                                                                      51,851
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp.
  4.875% due 12/15/09                                  3,000           2,987
                                                                  ----------

DIVERSIFIED BANKS--0.2%
KeyBank NA
  5.700% due 8/15/12                                   1,800           1,807
Wells Fargo & Co.
  3.125% due 4/1/09                                    1,500           1,460
                                                                  ----------
                                                                       3,267
                                                                  ----------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
  4.750% due 1/13/12                                   1,120           1,086
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia)
  6.875% due 2/1/14(d)                             $   2,170      $    2,208
                                                                  ----------

ELECTRIC UTILITIES--0.5%
Consumers Energy Co. Series H
  4.800% due 2/17/09                                   2,000           1,991
Entergy Gulf States, Inc.
  3.600% due 6/1/08                                    3,500           3,445
PPL Capital Funding Trust I
  Series A
  4.330% due 3/1/09                                    4,250           4,202
                                                                  ----------
                                                                       9,638
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
  7.606% due 4/1/15(c)                                 3,375           3,291
                                                                  ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America,
  Inc. Series B
  5.750% due 2/15/11                                   2,200           2,172
                                                                  ----------

FOOD RETAIL--0.2%
Kroger Co. (The)
  8.050% due 2/1/10                                    1,000           1,064
Safeway, Inc.
  4.125% due 11/1/08                                   2,000           1,985
  6.500% due 11/15/08                                  1,000           1,016
                                                                  ----------
                                                                       4,065
                                                                  ----------

GAS UTILITIES--0.2%
Kinder Morgan Management LLC
  6.500% due 9/1/12                                    4,350           4,329
                                                                  ----------

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A
  9.125% due 11/15/14(b)                               1,739           1,839
                                                                  ----------

HEALTH CARE SERVICE--0.1%
Medco Health Solutions, Inc.
  7.250% due 8/15/13                                   1,000           1,054
                                                                  ----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc.
  4.875% due 1/15/10                                   2,500           2,318
                                                                  ----------

HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                                   2,815           2,825
                                                                  ----------



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc.
  5.500% due 1/15/09                               $   1,035      $    1,042
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Corp.
  7.300% due 11/15/11                                  2,200           2,363
Embarq Corp.
  6.738% due 6/1/13                                    4,300           4,471
Qwest Capital Funding, Inc.
  7.250% due 2/15/11                                   4,000           4,020
Qwest Corp.
  7.875% due 9/1/11                                    4,315           4,531
                                                                  ----------
                                                                      15,385
                                                                  ----------

INVESTMENT BANKING & BROKERAGE--0.7%
Goldman Sachs Group,
  Inc. (The)
  4.750% due 7/15/13                                   3,958           3,778
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                   5,485           5,570
Piper Jaffray Equipment
  Trust Securities 144A
  6.000% due 9/10/11(b)                                3,038           2,856
                                                                  ----------
                                                                      12,204
                                                                  ----------

LIFE & HEALTH INSURANCE--0.1%
Principal Life Global
  Funding I 144A
  4.400% due 10/1/10(b)                                1,500           1,476
                                                                  ----------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                     985             992
  6.125% due 7/1/15                                    2,125           2,086
                                                                  ----------
                                                                       3,078
                                                                  ----------

MORTGAGE REITS--0.3%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                                  5,725           5,373
                                                                  ----------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
  6.875% due 5/1/12                                    1,500           1,574
Viacom, Inc.
  5.750% due 4/30/11                                   1,800           1,817
                                                                  ----------
                                                                       3,391
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing
  XXIII 144A
  3.900% due 10/22/08(b)                           $   2,000      $    1,971
                                                                  ----------

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co.
  3.600% due 3/1/09                                    2,000           1,957
                                                                  ----------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
  6.500% due 8/15/11                                   2,825           2,929
                                                                  ----------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co.
  5.500% due 10/15/10                                  1,225           1,239
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Denbury Resources, Inc.
  7.500% due 4/1/13                                    1,000           1,027
Swift Energy Co.
  7.625% due 7/15/11                                   4,875           4,912
XTO Energy, Inc.
  5.900% due 8/1/12                                    1,980           2,018
                                                                  ----------
                                                                       7,957
                                                                  ----------

OIL & GAS REFINING & MARKETING--0.5%
Tesoro Corp.
  6.250% due 11/1/12                                   4,340           4,373
Valero Energy Corp.
  4.750% due 6/15/13                                   4,200           4,006
                                                                  ----------
                                                                       8,379
                                                                  ----------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
ONEOK Partners LP
  5.900% due 4/1/12                                    1,915           1,938
Williams Cos., Inc. (The)
  7.125% due 9/1/11                                    2,500           2,603
                                                                  ----------
                                                                       4,541
                                                                  ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp.
  7.400% due 1/15/11                                   3,000           3,192
ERAC USA Finance Co. 144A
  5.300% due 11/15/08(b)                               2,385           2,366
General Electric Capital Corp.
  6.125% due 2/22/11                                   3,000           3,092



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
MassMutual Global
  Funding II 144A
  3.500% due 3/15/10(b)                            $   1,750      $    1,693
                                                                  ----------
                                                                      10,343
                                                                  ----------

PAPER PACKAGING--0.2%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                   1,595           1,607
Packaging Corp. of America
  4.375% due 8/1/08                                    3,000           2,973
                                                                  ----------
                                                                       4,580
                                                                  ----------

PAPER PRODUCTS--0.7%
Abitibi-Consolidated Finance LP
  7.875% due 8/1/09                                    3,693           3,305
Bowater, Inc.
  8.694% due 3/15/10(c)                                4,850           4,122
Georgia Pacific Corp.
  7.700% due 6/15/15                                   2,820           2,820
Verso Paper Holdings LLC
  and Verso Paper,
  Inc. Series B
  9.106% due 8/1/14(c)                                 2,570           2,596
                                                                  ----------
                                                                      12,843
                                                                  ----------

PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp.
  5.125% due 9/30/10                                   2,000           2,018
                                                                  ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP
  4.800% due 4/1/11                                    5,000           4,833
                                                                  ----------

RETAIL REITS--0.4%
Kimco Realty Corp.
  4.820% due 8/15/11                                   1,100           1,072
Simon Property Group LP
  4.600% due 6/15/10                                   3,825           3,752
  5.600% due 9/1/11                                    1,925           1,928
                                                                  ----------
                                                                       6,752
                                                                  ----------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
  4.750% due 12/15/10                                  3,500           3,331


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

SPECIALIZED FINANCE--CONTINUED
Yankee Acquisition Corp.
  Series B
  8.500% due 2/15/15                               $     250      $      244
                                                                  ----------
                                                                       3,575
                                                                  ----------

SPECIALIZED REITS--0.4%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                   4,245           4,256
Ventas Realty LP/Ventas
  Capital Corp.
  6.750% due 6/1/10                                    2,180           2,218
                                                                  ----------
                                                                       6,474
                                                                  ----------

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp.
  4.625% due 10/1/09                                   1,750           1,736
                                                                  ----------

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
  5.800% due 6/7/12                                    1,770           1,659
Countrywide Home Loans, Inc.
  5.625% due 7/15/09                                   4,000           3,757
                                                                  ----------
                                                                       5,416
                                                                  ----------

TOBACCO--0.2%
Philip Morris Capital Corp.
  7.500% due 7/16/09                                   3,500           3,629
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications,
  Inc. Series D
  7.375% due 8/1/15                                    2,095           2,129
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $330,620)                                           325,749
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--20.9%
Adjustable Rate Mortgage
  Trust 05-3, 2A1
  4.697% due 7/25/35(c)                                3,381           3,354
American General Mortgage
  Loan Trust 06-1, A2 144A
  5.750% due 12/25/35(b) (c)                           8,392           8,334
American Home Mortgage
  Assets 07-2, M4
  5.661% due 3/25/47(c)                                5,974           5,560



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

American Tower Trust L
  07-1A, C 144A
  5.615% due 4/15/37(b)                            $   3,685      $    3,519
Asset Securitization Corp.
  96-D3, A1C
  7.400% due 10/13/26                                    226             232
Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                                  13,037          13,049
Bear Stearns Commercial
  Mortgage Securities
  04-ESA, J 144A
  5.817% due 5/14/16(b)                                8,510           8,664
Bear Stearns Structured
  Products, Inc. 04-15, A2 144A
  0% due 11/27/34(b)                                   3,001           2,851
Bear Stearns Structured
  Products, Inc. 04-5, A 144A
  0% due 2/25/34(b)                                      223             218
Bear Stearns Structured
  Products, Inc. 05-10 144A
  7.629% due 4/26/35(b) (c)                            4,035           3,875
Bear Stearns Structured
  Products, Inc. 05-20N, A 144A
  8.631% due 10/25/45(b) (c)                           3,042           3,027
Bear Stearns Structured
  Products, Inc. 06-2, 2A1 144A
  8.129% due 3/27/46(b) (c)                            2,181           2,105
Chase Mortgage Finance
  Corp. 04-S1 M
  5.098% due 2/25/19(c)                                2,010           1,936
Chase Mortgage Finance
  Corp. 04-S3, 3A1
  6.000% due 3/25/34                                   4,031           4,009
Chase Mortgage Finance
  Corp. 06-A1, 4A1
  6.045% due 9/25/36(c)                               12,041          12,045
Citicorp Mortgage Securities,
  Inc. 06-7, 1A1
  6.000% due 12/25/36                                 10,704          10,669
Citigroup Mortgage Loan
  Trust, Inc. 06-FX1, A4
  6.081% due 10/25/36(c)                               7,000           7,143
Citigroup Mortgage Loan
  Trust, Inc. 06-WF1, A2B
  5.536% due 3/25/36(c)                                2,000           1,996
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 02-34, B2
  5.750% due 1/25/33                                   1,669           1,613


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Countrywide Home Loan
  Mortgage Pass-Through
  Trust 02-36, B2
  6.000% due 1/25/33                               $   1,668      $    1,627
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                   5,870           5,879
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                                  14,796          14,759
Credit Suisse First Boston
  Mortgage Securities Corp.
  01-CK1, A2
  6.250% due 12/18/35                                    307             307
Credit Suisse First Boston
  Mortgage Securities Corp.
  04-1, 1A1
  5.750% due 2/25/34                                   1,623           1,621
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                                   4,835           4,806
Credit Suisse First Boston
  Mortgage Securities Corp.
  97-C2, B
  6.720% due 1/17/35                                     904             904
Credit Suisse First Boston
  Mortgage Securities Corp.
  98-C1, B
  6.590% due 5/17/40                                   1,200           1,209
Credit-Based Asset Servicing
  and Securitization
  LLC 05-CB6, A3
  5.120% due 7/25/35(c)                                6,000           5,930
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35(b)                                6,000           5,889
Crown Castle Towers LLC
  06-1A, C 144A
  5.470% due 11/15/36(b)                               5,000           4,964
DLJ Commercial Mortgage
  Corp. 98-CF2, A1B
  6.240% due 11/12/31                                    139             140
First Horizon Asset Securities,
  Inc. 03-2, 1A12
  5.750% due 4/25/33                                   3,920           3,815
First Horizon Assets Securities,
  Inc. 05-AR1, 2A1
  5.010% due 4/25/35(c)                                3,556           3,550



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

First Plus Home Loan Trust
  97-3, M2
  7.520% due 11/10/23                              $      45      $       44
First Union - Lehman Brothers -
  Bank of America 98-C2, A2
  6.560% due 11/18/35                                  7,814           7,827
Franchise Mortgage
  Acceptance Co. Loan
  Receivables Trust
  98-CA, A2 144A
  6.660% due 1/15/12(b)                                6,292           5,915
Global Signal Trust
  06-1, A2 144A
  5.450% due 2/15/36(b)                                6,000           6,057
GMAC Mortgage Corp. Loan
  Trust 05-HE2, A3
  4.622% due 11/25/35(c)                               2,292           2,266
GMAC Mortgage Corp. Loan
  Trust 06-HE2, A3
  6.320% due 5/25/36                                  11,335          11,336
Greenwich Structured Adjustable
  Rate Mortgage Products
  05-4A, N1 144A
  8.129% due 7/27/45(b) (c)                              786             784
GS Mortgage Securities Corp.
  II 07-EOP, G 144A
  6.318% due 3/6/20(b) (c)                             5,840           5,743
GS Mortgage Securities Corp.
  II 07-EOP, H 144A
  6.448% due 3/6/20(b) (c)                             1,850           1,785
GS Mortgage Securities Corp.
  II 99-C1, A2
  6.110% due 11/18/30(c)                                 147             147
GSAMP Net Interest Margin
  Trust 05-NC1 144A
  5.000% due 2/25/35(b) (r)                                7               6
GSR Mortgage Loan Trust
  05-AR6, 3A1
  4.561% due 9/25/35(c)                                6,209           6,141
Harborview Mortgage Loan
  Trust 05-15, B8
  7.246% due 10/20/45(c)                               4,635           4,083
Harborview Mortgage Loan
  Trust 05-9, B10
  7.246% due 6/20/35(c)                                5,159           4,914
Harborview Net Interest
  Margin Corp. 06-12, N1 144A
  6.409% due 12/19/36(b)                               2,552           2,540
Harborview Net Interest
  Margin Corp. 06-7A, N1 144A
  6.409% due 9/19/36(b)                                  136             136


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

IndyMac Index Mortgage Loan
  Trust 06-AR25, 3A1
  6.373% due 9/25/36(c)                            $   5,052      $    5,166
IndyMac Index Mortgage
  Loan Trust 07-AR2, B1
  5.873% due 6/25/37(c)                                4,739           4,674
JPMorgan Chase Commercial
  Mortgage Securities
  Corp. 01-CIBC, A3
  6.260% due 3/15/33                                     487             502
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                   1,245           1,234
JPMorgan Mortgage Trust
  06-A1, B1
  5.392% due 2/25/36(c)                                7,697           7,638
Lehman Brothers-UBS
  Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                                   6,275           6,363
Lehman XS Net Interest
  Margin 06-GPM4, A1 144A
  6.250% due 9/28/46(b)                                1,402           1,359
Lehman XS Net Interest
  Margin 06-GPM5, A1 144A
  6.250% due 10/28/46(b)                               3,609           3,490
MASTR Alternative Net
  Interest Margin Trust
  05-CW1A, N1 144A
  6.750% due 12/26/35(b) (r)                             982             815
MASTR Resecuritization
  Trust 04-2 144A
  5.250% due 3/28/34(b)                                3,803           3,349
MASTR Resecuritization
  Trust 04-3 144A
  5.000% due 3/28/34(b)                                2,097           1,824
MASTR Resecuritization
  Trust 05-1 144A
  5.000% due 10/28/34(b)                               2,126           2,006
MASTR Resecuritization
  Trust 05-2 144A
  4.750% due 3/28/34(b)                                2,025           1,834
MASTR Resecuritization
  Trust 05-4CI, N2 144A
  8.129% due 4/26/45(b) (c) (r)                        3,250           1,658
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.095% due 10/25/36(c)                               6,800           6,879



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.528% due 9/25/35(c)                            $   2,399      $    2,384
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300% due 10/12/33(c)                                 236             247
Residential Accredit Loans,
  Inc. 05-QA4, A5
  5.450% due 4/25/35(c)                                8,152           8,167
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.855% due 3/25/35(c)                                3,165           3,162
Residential Funding Mortgage
  Securities I, Inc. 06-S4, A2
  6.000% due 4/25/36                                   8,619           8,700
SBA Commercial Mortgage-
  Backed Securities Trust
  06-1A, B 144A
  5.451% due 11/15/36(b)                               2,875           2,835
Structured Asset Securities
  Corp. 03-32, 1A1
  5.208% due 11/25/33(c)                               4,639           4,459
Structured Asset Securities
  Corp. 05-1, 6A1
  6.000% due 2/25/35                                   4,600           4,569
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.418% due 5/20/36(c)                                3,445           3,438
Washington Mutual Mortgage
  Pass-Through Certificates
  00-1, M3
  6.516% due 1/25/40(c)                                   85              85
Washington Mutual Mortgage
  Pass-Through Certificates
  06-AR16, 1A1
  5.606% due 12/25/36(c)                               7,233           7,208
Wells Fargo Mortgage-Backed
  Securities Trust 04-R, 2A1
  4.361% due 9/25/34(c)                                5,500           5,438
Wells Fargo Mortgage-Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                 11,111          10,802
Wells Fargo Mortgage-Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                   7,362           7,171
Wells Fargo Mortgage-Backed
  Securities Trust
  05-AR10, 2A16
  4.110% due 6/25/35(c)                                5,000           4,847


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

Wells Fargo Mortgage-Backed
  Securities Trust 05-AR16, 6A3
  4.992% due 10/25/35(c)                           $   8,229      $    8,182
Wells Fargo Mortgage-Backed
  Securities Trust 06-11, A8
  6.000% due 9/25/36                                   5,835           5,756
Wells Fargo Mortgage-Backed
  Securities Trust 06-AR2, B1
  5.110% due 3/25/36(c)                               13,959          13,491
Wells Fargo Mortgage-Backed
  Securities Trust 07-AR3, A4
  6.068% due 4/25/37(c)                               15,947          15,882
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $380,246)                                           374,937
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--20.3%

ARGENTINA--0.8%
Republic of Argentina
  5.389% due 8/3/12(c)                                15,809          14,212
                                                                  ----------

AUSTRALIA--1.0%
Commonwealth of Australia
  Series 909
  7.500% due 9/15/09                                  20,280(f)       18,343
                                                                  ----------

BRAZIL--3.3%
Federative Republic of Brazil
  9.250% due 10/22/10                                  5,023           5,598
  10.500% due 7/14/14                                 13,135          16,649
  7.875% due 3/7/15                                   11,840          13,403
  12.500% due 1/5/16                                  27,416(g)       17,455
  12.500% due 1/5/22                                   8,000(g)        5,287
                                                                  ----------
                                                                      58,392
                                                                  ----------

CANADA--1.1%
Commonwealth of Canada
  3.750% due 6/1/08                                   19,095(i)       19,134
                                                                  ----------

CHILE--0.4%
Republic of Chile
  5.760% due 1/28/08(c)                                4,000           4,000
  7.125% due 1/11/12                                   3,000           3,232
                                                                  ----------
                                                                       7,232
                                                                  ----------



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

COLOMBIA--0.8%
Republic of Colombia
  9.750% due 4/23/09                              $    3,500      $    3,745
  11.750% due 3/1/10                               7,733,000(j)        4,001
  10.000% due 1/23/12                                  3,000           3,502
  7.330% due 11/16/15(c)                               2,900           3,023
                                                                  ----------
                                                                      14,271
                                                                  ----------

COSTA RICA--0.2%
Republic of Costa Rica 144A
  9.000% due 3/1/11(b)                                 4,000           4,416
                                                                  ----------

GERMANY--1.7%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                               21,532(k)       30,321
                                                                  ----------

MEXICO--1.7%
United Mexican States
  8.375% due 1/14/11                                   5,050           5,568
  6.625% due 3/3/15                                    5,815           6,222
United Mexican States
  Series A
  4.625% due 10/8/08                                   6,000           5,973
United Mexican States
  Series MI10
  9.500% due 12/18/14                                132,152(l)       13,166
                                                                  ----------
                                                                      30,929
                                                                  ----------

NEW ZEALAND--0.5%
Commonwealth of New Zealand
  Series 708
  6.000% due 7/15/08                                  12,294(m)        9,239
                                                                  ----------

NORWAY--1.2%
Kingdom of Norway
  5.500% due 5/15/09                                 113,835(n)       21,325
                                                                  ----------

PHILIPPINES--0.9%
Republic of Philippines
  8.375% due 3/12/09                                   8,610           9,019
  8.375% due 2/15/11                                   6,135           6,702
                                                                  ----------
                                                                      15,721
                                                                  ----------

RUSSIA--0.0%
Russian Federation RegS
  8.250% due 3/31/10(e)                                  675             767
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

SWEDEN--0.9%
Kingdom of Sweden
  Series 1043
  5.000% due 1/28/09                                 106,825(o)   $   16,793
                                                                  ----------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and
  Tobago RegS
  9.875% due 10/1/09(e)                            $   3,000           3,287
                                                                  ----------

TURKEY--2.0%
Republic of Turkey
  10.500% due 1/13/08                                  8,600           8,751
  0% due 5/6/09                                       16,725(p)       10,838
  11.750% due 6/15/10                                  7,570           8,725
  11.500% due 1/23/12                                  5,680           6,844
                                                                  ----------
                                                                      35,158
                                                                  ----------

UNITED KINGDOM--0.2%
United Kingdom Treasury Bond
  4.250% due 3/7/11                                    2,140(h)        4,268
                                                                  ----------

VENEZUELA--3.4%
Republic of Venezuela
  8.500% due 10/8/14                                  26,290          26,421
  5.750% due 2/26/16                                   5,775           4,896
  9.250% due 9/15/27                                   2,000           2,075
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                                28,572          26,929
                                                                  ----------
                                                                      60,321
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $352,319)                                           364,129
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.9%

BERMUDA--0.0%
Intelsat Bermuda Ltd.
  8.886% due 1/15/15(c)                                  250             254
                                                                  ----------

CANADA--0.5%
Catalyst Paper Corp. Series D
  8.625% due 6/15/11                                   4,000           3,120
European Investment
  Bank 144A
  4.600% due 1/30/37(b)                                3,645(i)        3,388



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

CANADA--CONTINUED
Rogers Wireless
  Communications, Inc.
  8.000% due 12/15/12                              $     700      $      734
Thomson Corp. (The)
  4.250% due 8/15/09                                   1,000             982
                                                                  ----------
                                                                       8,224
                                                                  ----------

CHILE--0.5%
Celulosa Arauco y
  Constitucion SA
  7.750% due 9/13/11                                   4,780           5,168
Empresa Nacional de
  Electricidad SA
  7.750% due 7/15/08                                   3,449           3,506
                                                                  ----------
                                                                       8,674
                                                                  ----------

EGYPT--0.1%
Orascom Telecom Finance
  SCA 144A
  7.875% due 2/8/14(b)                                 1,400           1,332
                                                                  ----------

GERMANY--0.9%
Aries Vermoegensverwaltung
  GmbH 144A(b)
  7.362% due 10/25/07(c)                               1,250(k)        1,787
  7.750% due 10/25/09                                  1,500(k)        2,321
Aries Vermoegensverwaltung
  GmbH RegS
  9.600% due 10/25/14(e)                               5,000           6,272
Deutsche Bank AG NY
  Series GS
  3.987% due 3/22/12(c)                                5,000           4,813
Deutsche Telekom International
  Finance BV
  8.000% due 6/15/10                                   1,000           1,071
                                                                  ----------
                                                                      16,264
                                                                  ----------

HONG KONG--0.1%
Hutchison Whampoa International
  Ltd. 144A
  5.450% due 11/24/10(b)                               2,000           2,015
                                                                  ----------

INDIA--0.3%
ICICI Bank Ltd. 144A
  5.750% due 11/16/10(b)                               4,775           4,787
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

KAZAKHSTAN--0.1%
Kazkommerts International
  BV RegS
  8.000% due 11/3/15(e)                            $   1,000      $      920
TuranAlem Finance BV 144A
  7.875% due 6/2/10(b)                                 1,500           1,421
                                                                  ----------
                                                                       2,341
                                                                  ----------

LUXEMBOURG--0.3%
Evraz Securities SA
  10.875% due 8/3/09                                   4,000           4,257
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                1,515           1,533
                                                                  ----------
                                                                       5,790
                                                                  ----------

MALAYSIA--0.2%
Malaysia International Shipping
  Corporation Capital Ltd. 144A
  5.000% due 7/1/09(b)                                 2,800           2,790
                                                                  ----------

MEXICO--0.6%
Fideicomiso Petacalco Trust 144A
  10.160% due 12/23/09(b)                              3,620           3,801
Pemex Project Funding
  Master Trust
  6.125% due 8/15/08                                   1,000           1,005
Pemex Project Funding
  Master Trust 144A
  6.994% due 6/15/10(b) (c)                            1,500           1,526
Vitro S.A. de C.V. 144A
  8.625% due 2/1/12(b)                                 3,925           3,886
                                                                  ----------
                                                                      10,218
                                                                  ----------

NETHERLANDS--0.4%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                                2,250           2,216
NXP BV/NXP Funding LLC
  8.110% due 10/15/13(c)                               5,040           4,700
                                                                  ----------
                                                                       6,916
                                                                  ----------

POLAND--0.1%
Telekomunikacja Polska SA
  Finance BV 144A
  7.750% due 12/10/08(b)                               2,700           2,779
                                                                  ----------



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

QATAR--0.1%
Ras Laffan Liquefied Natural
  Gas Co. Ltd. 144A
  3.437% due 9/15/09(b)                            $   1,928      $    1,909
                                                                  ----------

RUSSIA--1.6%
AK Transneft OJSC
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                 5,715           5,575
Russian Agricultural Bank OJSC
  (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                                2,905           2,735
Gazprom International SA 144A
  7.201% due 2/1/20(b)                                 2,719           2,791
Gazprom OAO
  (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                 10,405          10,313
  6.510% due 3/7/22                                    3,235           3,202
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                                4,210           4,042
                                                                  ----------
                                                                      28,658
                                                                  ----------

SOUTH AFRICA--0.3%
Sappi Pappier Holding AG 144A
  6.750% due 6/15/12(b)                                5,000           4,912
                                                                  ----------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
  4.500% due 8/12/09                                   1,355           1,340
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                                  400             390
Korea Development Bank
  4.250% due 11/13/07                                  1,000             999
  3.875% due 3/2/09                                    3,000           2,940
                                                                  ----------
                                                                       5,669
                                                                  ----------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                 2,715           2,620
                                                                  ----------

TURKEY--0.1%
Bosphorus Financial
  Services Ltd. 144A
  7.358% due 2/15/12(b) (c)                            2,000           1,980
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

UKRAINE--0.1%
NAK Naftogaz Ukrainy
  (Standard Bank London
  Holdings plc)
  8.125% due 9/30/09                               $   2,900      $    2,783
                                                                  ----------

UNITED KINGDOM--0.1%
British Telecommunications plc
  8.625% due 12/15/10                                  1,500           1,651
                                                                  ----------

UNITED STATES--1.0%
Amvescap plc
  4.500% due 12/15/09                                  2,750           2,736
Merrill Lynch & Co., Inc.
  10.710% due 3/8/17                                   8,200(g)        4,574
Morgan Stanley 144A
  10.090% due 5/3/17(b)                               10,525(g)        5,627
Nova Chemicals Corp.
  8.484% due 11/15/13(c)                               5,409           5,328
                                                                  ----------
                                                                      18,265
                                                                  ----------

VENEZUELA--0.1%
Corporacion Andina de Fomento
  5.200% due 5/21/13                                   1,000             988

--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $143,173)                                           141,819
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                   1,195           1,104

--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,041)                                               1,104
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia
  (Citigroup, Inc.)
  11.867% due 6/15/09                                  4,025           3,689

--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $3,725)                                               3,689
--------------------------------------------------------------------------------



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

DOMESTIC LOAN AGREEMENTS--7.3%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  6.860% due 3/31/14(c)                            $     925      $      916
                                                                  ----------

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
  Tranche B
  7.605% due 3/13/14(c)                                  667             654
                                                                  ----------

APPAREL RETAIL--0.2%
Hanesbrands, Inc. Tranche B
  7.320% due 9/5/13(c)                                 1,478           1,466
HBI Branded Apparel Ltd.,
  Inc. Tranche 2
  9.110% due 3/5/14(c)                                 1,885           1,899
Totes Isotoner Corp. Tranche B
  7.860% due 1/16/13(c)                                  476             462
                                                                  ----------
                                                                       3,827
                                                                  ----------

APPLICATION SOFTWARE--0.1%
Reynolds & Reynolds Co.
  (The) Tranche FL
  7.880% due 10/24/12(c)                               2,861           2,732
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
  8.360% due 12/15/13(c)                               4,369           4,238
General Motors Corp. Tranche B
  7.745% due 11/29/13(c)                               2,786           2,709
                                                                  ----------
                                                                       6,947
                                                                  ----------

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit
  5.350% due 12/21/12(c)                                 285             280
Hertz Corp. Tranche B
  7.070% due 12/21/12(c)                               1,244           1,222
                                                                  ----------
                                                                       1,502
                                                                  ----------

BROADCASTING & CABLE TV--0.7%
Charter Communications
  Operating LLC Tranche
  7.360% due 3/6/14(c)                                 4,941           4,793
DIRECTV Holdings LLC
  Tranche B
  6.820% due 4/13/13(c)                                  558             556


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

BROADCASTING & CABLE TV--CONTINUED
Mediacom LLC Tranche C
  7.100% due 1/31/15(c)                            $   4,462      $    4,317
PanAmSat Corp./Intelsat Corp.
  Tranche B2
  7.360% due 1/3/14(c)                                 2,933           2,896
                                                                  ----------
                                                                      12,562
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
First Data Corp. Tranche B2
  8.040% due 9/24/14(c)                                  500             480
First Data Corp. Tranche B3
  7.710% due 9/24/14(c)                                6,210           6,024
                                                                  ----------
                                                                       6,504
                                                                  ----------

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc.
  (The) Tranche
  7.090% due 4/6/13(c)                                 5,468           5,372
                                                                  ----------

DISTRIBUTORS--0.2%
Building Materials Holding
  Corp. Tranche B
  7.850% due 11/10/13(c)                               3,960           3,603
                                                                  ----------

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B
  7.070% due 8/16/12(c)                                2,651           2,664
                                                                  ----------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  7.445% due 1/26/14(c)                                   85              83
ARAMARK Corp. Tranche B
  7.470% due 1/26/14(c)                                1,184           1,163
                                                                  ----------
                                                                       1,246
                                                                  ----------

DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group,
  Inc. Tranche B
  6.860% due 12/22/12(c)                                 472             469
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
  7.063% due 1/31/14(c)                                1,024           1,011
                                                                  ----------



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America,
  Inc. Letter of Credit A
  7.070% due 3/28/14(c)                            $   1,373      $    1,360
Allied Waste North America,
  Inc. Tranche B
  7.170% due 3/28/14(c)                                2,527           2,502
Duratek, Inc. Tranche B
  7.630% due 6/30/16(c)                                  426             418
EnergySolutions LLC Tranche B
  7.630% due 6/7/13(c)                                   888             872
EnviroCare Tranche C
  7.570% due 6/30/16(c)                                   45              45
                                                                  ----------
                                                                       5,197
                                                                  ----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Mosaic Co. (The) Tranche B
  7.112% due 12/1/13(c)                                1,099           1,097
                                                                  ----------

GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco
  Finance Corp. Tranche B
  7.860% due 1/3/12(c)                                   464             455
                                                                  ----------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. Tranche B
  8.125% due 11/16/13(c)                               1,325           1,303
Health Management Associates,
  Inc. Tranche B
  7.110% due 2/28/14(c)                                1,247           1,186
LifePoint Hospitals, Inc.
  Tranche B
  6.945% due 4/15/12(c)                                2,700           2,633
                                                                  ----------
                                                                       5,122
                                                                  ----------

HEALTH CARE SERVICES--0.2%
Davita Inc. Tranche B1
  6.860% due 10/5/12(c)                                3,557           3,495
                                                                  ----------

HOUSEWARES & SPECIALTIES--0.0%
Yankee Candle Co., Inc.
  Tranche B
  7.360% due 2/6/14(c)                                   313             308
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.4%
Mirant North America LLC
  Tranche B
  7.070% due 1/3/13(c)                             $   1,014      $    1,003
NRG Energy, Inc.
  Letter of Credit
  7.110% due 2/1/13(c)                                 1,234           1,214
NRG Energy, Inc. Tranche B1
  7.110% due 2/1/13(c)                                 5,267           5,188
                                                                  ----------
                                                                       7,405
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
  7.488% due 8/24/11(c)                                5,230           5,191
                                                                  ----------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide,
  Inc. Tranche B
  7.820% due 5/17/13(c)                                2,014           1,963
                                                                  ----------

OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche
  7.110% due 7/11/13(c)                                1,868           1,840
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Helix Energy Solutions Group,
  Inc. Tranche
  7.453% due 7/1/13(c)                                 6,603           6,521
                                                                  ----------

PAPER PRODUCTS--0.7%
Domtar, Inc. Tranche B
  6.723% due 3/7/14(c)                                 1,704           1,646
Georgia-Pacific Corp.
  Tranche A
  7.110% due 12/20/10(c)                               1,575           1,543
Georgia-Pacific Corp.
  Tranche B1
  7.110% due 12/20/12(c)                               4,691           4,597
NewPage Corp. Tranche B
  7.625% due 5/2/11(c)                                 4,002           3,982
                                                                  ----------
                                                                      11,768
                                                                  ----------

PUBLISHING--0.3%
Idearc, Inc. Tranche B
  7.320% due 11/17/14(c)                               3,375           3,332



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

PUBLISHING--CONTINUED
Tribune Co. Tranche B
  8.375% due 5/17/14(c)                            $   2,354      $    2,151
                                                                  ----------
                                                                       5,483
                                                                  ----------

RESTAURANTS--0.2%
Burger King Corp. Tranche B1
  6.875% due 6/30/12(c)                                4,627           4,575
                                                                  ----------

SEMICONDUCTORS--0.1%
Freescale Semiconductor,
  Inc. Tranche
  7.244% due 12/1/13(c)                                2,814           2,687
                                                                  ----------

SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche U.S.
  7.356% due 2/11/13(c)                                7,480           7,349
                                                                  ----------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  7.860% due 12/16/11(c)                               1,071           1,054
                                                                  ----------

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc.
  Letter of Credit
  7.130% due 2/14/11                                     304             301
United Rentals, Inc. Tranche B
  7.320% due 2/14/11(c)                                  667             661
                                                                  ----------
                                                                         962
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications,
  Inc. Tranche B1
  7.970% due 6/16/13(c)                                3,555           3,515
MetroPCS Wireless, Inc.
  Tranche B
  7.750% due 11/3/13(c)                                3,807           3,749
                                                                  ----------
                                                                       7,264
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $131,525)                                           129,745
--------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.4%

GERMANY--0.2%
Fresenius Medical Care
  AG & Co. KGaA Tranche B
  6.745% due 3/31/13(c)                                3,652           3,506
                                                                  ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ---------      ----------

UNITED KINGDOM--0.2%
Yell Group plc Tranche B1
  7.320% due 2/10/13(c)                            $   1,925      $    1,887
INEOS Group Holdings
  plc Tranche B
  7.190% due 2/1/14(c)                                 1,442           1,451
INEOS Group Holdings
  plc Tranche C
  7.690% due 2/1/15(c)                                 1,441           1,451
                                                                  ----------
                                                                       4,789
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $8,463)                                               8,295
--------------------------------------------------------------------------------

                                                    SHARES
                                                   ---------

DOMESTIC COMMON STOCKS--0.0%

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.0%
Dynegy, Inc.(s)                                          131               1
                                                                  ----------



                                                                     VALUE
                                                                     (000)
                                                                  ----------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1)                                              $        1
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $1,779,683)                                       1,764,028
--------------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(t)--0.6%
Govco, Inc.
  5.100% due 10/1/07                               $  10,635          10,635
                                                                  ----------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,635)                                             10,635
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $1,790,318)                                       1,774,663(a)
Other assets and liabilities, net--0.9%                               16,911
                                                                  ----------
NET ASSETS--100.0%                                                $1,791,574
                                                                  ==========


At September 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                         In                                        Unrealized
   Contract           Exchange      Settlement                     Appreciation
  to Receive             for           Date           Value       (Depreciation)
--------------       -----------    ----------     -----------  ----------------
1,919,130  JPY       17,000  USD     11/30/07        $16,838          $(162)
               JPY  Japanese Yen           USD United States Dollar


(a) Federal Income Tax Information (reported in 000's): net unrealized depreciation of investment securities is comprised of gross appreciation of $10,045 and gross depreciation of $27,758 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,792,376.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $262,915 (reported in 000's) or 14.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d )A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents British Pound.
(i) Par value represents Canadian Dollar.
(j) Par value represents Colombian Peso.
(k) Par value represents Euro.
(l) Par value represents Mexican Peso.
(m) Par value represents New Zealand Dollar.
(n) Par value represents Norwegian Krone.
(o) Par value represents Swedish Krona.
(p) Par value represents Turkish Lira.
(q) Illiquid security.
(r) Illiquid and restricted security. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(s) Non-income producing.
(t) The rate shown is the discount rate.


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007





(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ ..............................   $  1,774,663
Cash .........................................................          5,214
Receivables
   Investment securities sold ................................         38,351
   Fund shares sold ..........................................         14,830
   Interest ..................................................         15,673
Prepaid expenses .............................................             99
Other assets .................................................            306
                                                                 ------------
     Total assets ............................................      1,849,136
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased ...................................          6,552
   Investment securities purchased ...........................         46,152
   Dividend distributions ....................................          2,316
   Investment advisory fee ...................................            766
   Distribution and service fees .............................            504
   Transfer agent fee ........................................            400
   Trustee deferred compensation plan ........................            306
   Administration fee ........................................            119
   Professional fee ..........................................             35
   Trustees' fee .............................................             13
   Other accrued expenses ....................................            237
Unrealized depreciation on forward currency contracts ........            162
                                                                 ------------
     Total liabilities........................................         57,562
                                                                 ------------
NET ASSETS ...................................................   $  1,791,574
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .............   $  1,812,545
Undistributed net investment income ..........................          1,620
Accumulated net realized loss ................................         (6,606)
Net unrealized depreciation ..................................        (15,985)
                                                                 ------------
NET ASSETS ...................................................   $  1,791,574
                                                                 ============
CLASS A
Net asset value per share (net assets/shares outstanding) ....          $4.70
Offering price per share $4.70/(1-2.25%) .....................          $4.81
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ....................................        305,698
Net Assets ...................................................   $  1,435,415
CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................          $4.68
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ....................................          4,593
Net Assets ...................................................   $     21,487
CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................          $4.73
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ....................................         37,877
Net Assets ...................................................   $    179,222
CLASS T
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................          $4.72
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ....................................         32,913
Net Assets ...................................................   $    155,450


  + Investment in securities at cost..... ....................   $  1,790,318



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                             STATEMENT OF OPERATIONS


(Reported in thousands)

                                                   11/1/06 -        11/1/05 -
                                                   9/30/07          10/31/06
                                                  -----------     ------------
INVESTMENT INCOME
Interest......................................... $  89,185        $ 83,770
Foreign taxes withheld...........................       (71)           (109)
                                                  ---------        --------
     Total investment income.....................    89,114          83,661
                                                  ---------        --------
EXPENSES
Investment advisory fee..........................     7,838           7,727
Service fees, Class A............................     2,843           2,484
Distribution and service fees, Class B...........       175             225
Distribution and service fees, Class C...........       873           1,229
Distribution and service fees, Class T...........     1,411           1,760
Financial agent fee..............................        --             546
Administration fee...............................     1,226             445
Transfer agent...................................     2,348           1,874
Custodian........................................       162             174
Printing.........................................       715             368
Professional.....................................        73              52
Registration.....................................       121             110
Trustees.........................................       122              94
Miscellaneous....................................       205             164
                                                  ---------        --------
     Total expenses..............................    18,112          17,252
Custodian fees paid indirectly...................      (114)           (112)
                                                  ---------        --------
     Net expenses................................    17,998          17,140
                                                  ---------        --------

NET INVESTMENT INCOME (LOSS).....................    71,116          66,521
                                                  ---------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..........     6,320          (8,382)
Net realized gain (loss) on foreign currency
   transactions .................................    (2,164)         (1,328)
Net change in unrealized appreciation
   (depreciation) on investments.................   (17,483)         14,482
Net change in unrealized appreciation
   (depreciation) on foreign currency
    translations.................................      (111)            162
                                                  ---------        --------

Net gain (loss) on investments...................   (13,438)          4,934
                                                  ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS............................... $  57,678        $ 71,455
                                                  =========        ========



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       Statement of Changes in Net Assets







(Reported in thousands)

                                                           11/1/06 -       11/1/05 -       11/1/04 -
                                                            9/30/07        10/31/06        10/31/05
                                                          -----------    ------------    ------------
FROM OPERATIONS
   Net investment income (loss)......................     $   71,116      $   66,521     $   42,640
   Net realized gain (loss)..........................          4,156          (9,710)        (5,878)
   Net change in unrealized appreciation
     (depreciation)..................................        (17,594)         14,644        (24,112)
                                                          ----------      ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS.................................         57,678          71,455         12,650
                                                          ----------      ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A....................        (57,792)        (43,783)       (22,136)
   Net investment income, Class B....................         (1,076)         (1,171)        (1,135)
   Net investment income, Class C....................         (8,376)         (6,355)       (10,274)
   Net investment income, Class T....................         (6,070)        (10,060)        (5,267)
   Net realized short-term gains, Class A ...........             --              --           (242)
   Net realized short-term gains, Class B ...........             --              --            (10)
   Net realized short-term gains, Class C ...........             --              --            (87)
   Net realized short-term gains, Class T ...........             --              --            (57)
   Net realized long-term gains, Class A ............             --              --         (2,351)
   Net realized long-term gains, Class B ............             --              --           (120)
   Net realized long-term gains, Class C ............             --              --         (1,088)
   Net realized long-term gains, Class T ............             --              --           (559)
                                                          ----------      ----------     ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS.................................        (73,314)        (61,369)       (43,326)
                                                          ----------      ----------     ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class A.........................................        385,342         236,133        463,840
   Change in net assets from share transactions,
     Class B.........................................         (6,128)         (5,366)           588
   Change in net assets from share transactions,
     Class C.........................................        (24,573)        (92,138)        65,116
   Change in net assets from share transactions,
     Class T.........................................          3,465         (43,654)        80,388
                                                          ----------      ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS..............................        358,106          94,975        609,932
                                                          ----------      ----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS ............        342,470         105,061        579,256
NET ASSETS
   Beginning of period...............................      1,449,104       1,344,043        764,787
                                                          ----------      ----------     ----------
   END OF PERIOD.....................................     $1,791,574      $1,449,104     $1,344,043
                                                          ==========      ==========     ==========
   Undistributed net investment income ..............     $    1,620      $    1,251     $      326


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                           NET                          NET
                          ASSET         NET           REALIZED           TOTAL       DIVIDENDS     DISTRIBUTIONS
                          VALUE,     INVESTMENT         AND              FROM         FROM NET       FROM NET
                        BEGINNING     INCOME        UNREALIZED        INVESTMENT     INVESTMENT       REALIZED        RETURN OF
                        OF PERIOD     (LOSS)        GAIN (LOSS)       OPERATIONS       INCOME         GAINS            CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
11/1/06-9/30/07           $4.74        0.21(2)         (0.03)           0.18         (0.22)            --                 --
11/1/05-10/31/06           4.70        0.22(2)          0.03            0.25         (0.21)            --                 --
11/1/04-10/31/05           4.83        0.20(2)         (0.12)           0.08         (0.19)            --(8)           (0.02)
11/1/03-10/31/04           4.78        0.21             0.06            0.27         (0.22)            --                 --
11/1/02-10/31/03(6)        4.56        0.22             0.21            0.43         (0.21)            --                 --
11/1/01-10/31/02(5)(6)     4.58        0.25            (0.02)           0.23         (0.25)            --                 --

CLASS B
11/1/06-9/30/07           $4.72        0.19(2)         (0.03)           0.16         (0.20)            --                 --
11/1/05-10/31/06           4.68        0.20(2)          0.02            0.22         (0.18)            --                 --
11/1/04-10/31/05           4.82        0.18(2)         (0.14)           0.04         (0.16)            --(8)           (0.02)
11/1/03-10/31/04           4.77        0.19             0.05            0.24         (0.19)            --                 --
11/1/02-10/31/03(7)        4.55        0.20             0.21            0.41         (0.19)            --                 --
11/1/01-10/31/02(5)(7)     4.56        0.22               --            0.22         (0.23)            --                 --


(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.16% for the periods ended October 31, 2003 and 2002, respectively.
(7) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(8)  Amount is less than $0.01.


                        See Notes to Financial Statements

                                                                                   RATIO OF        RATIO OF
                                                 NET                      NET      OPERATING         NET
                                      CHANGE    ASSET                   ASSETS,    EXPENSES TO   INVESTMENT
                                      IN NET    VALUE,                  END OF      AVERAGE       INCOME TO
                          TOTAL       ASSET    END OF      TOTAL        PERIOD       NET          AVERAGE NET      PORTFOLIO
                       DISTRIBUTIONS  VALUE    PERIOD     RETURN(1)    (000'S)      ASSETS          ASSETS         TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
11/1/06-9/30/07          (0.22)       (0.04)    $4.70       3.84%(4) $1,435,415     1.11%(3)       4.93%(3)           57%(4)
11/1/05-10/31/06         (0.21)        0.04      4.74       5.37      1,062,479     1.04           4.75               93
11/1/04-10/31/05         (0.21)       (0.13)     4.70       1.64        819,283     1.02           4.24               83
11/1/03-10/31/04         (0.22)        0.05      4.83       5.69        372,463     1.03           4.17               95
11/1/02-10/31/03(6)      (0.21)        0.22      4.78       9.68        229,020     1.08           4.28              135
11/1/01-10/31/02(5)(6)   (0.25)       (0.02)     4.56       5.22         83,665     1.23           5.09              146

CLASS B
11/1/06-9/30/07          (0.20)       (0.04)    $4.68       3.38%(4)   $ 21,487     1.61%(3)       4.40%(3)           57%(4)
11/1/05-10/31/06         (0.18)        0.04      4.72       4.64         27,845     1.54           4.24               93
11/1/04-10/31/05         (0.18)       (0.14)     4.68       1.12         33,003     1.51           3.72               83
11/1/03-10/31/04         (0.19)        0.05      4.82       5.16         33,325     1.52           3.68               95
11/1/02-10/31/03(7)      (0.19)        0.22      4.77       9.17         30,457     1.58           3.88              135
11/1/01-10/31/02(5)(7)   (0.23)       (0.01)     4.55       4.94         21,450     1.73           4.62              146



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   (CONTINUED)



                           NET                          NET
                          ASSET         NET           REALIZED           TOTAL       DIVIDENDS     DISTRIBUTIONS
                          VALUE,     INVESTMENT         AND              FROM         FROM NET       FROM NET
                        BEGINNING     INCOME        UNREALIZED        INVESTMENT     INVESTMENT       REALIZED        RETURN OF
                        OF PERIOD     (LOSS)        GAIN (LOSS)       OPERATIONS       INCOME         GAINS            CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
11/1/06-9/30/07           $4.77        0.20(2)         (0.03)           0.17         (0.21)            --                 --
11/1/05-10/31/06           4.73        0.21(2)          0.02            0.23         (0.19)            --                 --
11/1/04-10/31/05           4.87        0.19(2)         (0.13)           0.06         (0.18)            --(9)           (0.02)
11/1/03-10/31/04           4.81        0.21             0.05            0.26         (0.20)            --                 --
11/1/02-10/31/03(7)        4.58        0.21             0.22            0.43         (0.20)            --                 --
11/1/01-10/31/02(6)(7)     4.59        0.23               --(9)         0.23         (0.24)            --                 --

CLASS T
11/1/06-9/30/07           $4.76        0.18(2)         (0.03)           0.15         (0.19)            --                 --
11/1/05-10/31/06           4.73        0.19(2)          0.01            0.20         (0.17)            --                 --
11/1/04-10/31/05           4.86        0.17(2)         (0.13)           0.04         (0.15)            --(9)           (0.02)
11/1/03-10/31/04           4.80        0.18             0.06            0.24         (0.18)            --                 --
6/2/03(5)-10/31/03(8)      4.82        0.07            (0.02)           0.05         (0.07)            --                 --

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Inception date of the Class.
(6) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(7) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.01% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(8) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(9)  Amount is less than $0.01.

                        See Notes to Financial Statements

                                                                                   RATIO OF        RATIO OF
                                                 NET                      NET      OPERATING         NET
                                      CHANGE    ASSET                   ASSETS,    EXPENSES TO   INVESTMENT
                                      IN NET    VALUE,                  END OF     AVERAGE        INCOME TO
                          TOTAL       ASSET    END OF      TOTAL        PERIOD       NET          AVERAGE NET      PORTFOLIO
                       DISTRIBUTIONS  VALUE    PERIOD     RETURN(1)    (000'S)      ASSETS          ASSETS         TURNOVER
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
11/1/06-9/30/07           (0.21)      (0.04)     $4.73      3.57%(4)   $179,222      1.36%(3)      4.66%(3)           57%(4)
11/1/05-10/31/06          (0.19)       0.04       4.77      5.07        205,385      1.28          4.48               93
11/1/04-10/31/05          (0.20)      (0.14)      4.73      1.15        295,926      1.26          3.98               83
11/1/03-10/31/04          (0.20)       0.06       4.87      5.59        238,854      1.27          3.92               95
11/1/02-10/31/03(7)       (0.20)       0.23       4.81      9.60        163,436      1.33          4.02              135
11/1/01-10/31/02(6)(7)    (0.24)      (0.01)      4.58      5.17         52,101      1.47          4.78              146

CLASS T
11/1/06-9/30/07           (0.19)      (0.04)     $4.72      3.11%(4)   $155,450      1.86%(3)      4.17%(3)           57%(4)
11/1/05-10/31/06          (0.17)       0.03       4.76      4.34        153,395      1.79          3.98               93
11/1/04-10/31/05          (0.17)      (0.13)      4.73      0.84        195,830      1.76          3.48               83
11/1/03-10/31/04          (0.18)       0.06       4.86      5.05        120,145      1.78          3.40               95
6/2/03(5)-10/31/03(8)     (0.07)      (0.02)      4.80      1.10         26,646      1.90          3.06              135



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007



1. ORGANIZATION
   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As a result of a consolidation of several Phoenix trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007 including Phoenix Multi-Sector Short Term Bond Fund (the "Fund"). All the acquired funds' year ends were changed to correspond with the Trust's September 30th year end.

   As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this annual report. The Fund's investment objective is outlined in the fund summary page.

   The Fund offers Class A Shares, Class B Shares, Class C Shares and Class T Shares for sale. Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2007, the total value of these securities represented approximately 5.7% of the net assets of the Fund.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

K. CREDIT LINKED NOTES:
   The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. SWAP AGREEMENTS:
   The Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

M. DEBT INDEX SECURITIES:
   The Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                            1ST         $1+ - $2          $2+
                          BILLION        BILLION        BILLION
                       ------------   ------------  --------------
                             0.55%          0.50%          0.45%


    Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Fund.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)





   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal year(1) (the "period") ended September 30, 2007, as follows (reported in 000's):


      CLASS A          CLASS A         CLASS B        CLASS C         CLASS T
    NET SELLING       DEFERRED        DEFERRED       DEFERRED        DEFERRED
    COMMISSIONS     SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
  -------------    --------------  -------------   -------------  --------------
       $32              $--(2)          $27           $--(2)            $32

(1) The fiscal year for this fund is November 1, 2006 through September 30, 2007.
(2) Amount is less than $1,000.

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                         CLASS A       CLASS B     CLASS C     CLASS T
                       ------------  -----------  ----------  ---------
                          0.25%         0.75%       0.50%       1.00%

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Fund. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended September 30, 2007, the Fund incurred administration fees totaling $1,226 (reported in 000's).

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended September 30, 2007, transfer agent fees were $2,348 (reported in 000's) as reported in the Statement of Operations.

   At September 30, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following (reported in 000's):


                                                AGGREGATE
                                                NET ASSET
                               SHARES             VALUE
                           --------------  ------------------
         Class A shares         1,078            $5,065

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2007.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended September 30, 2007, were as follows:

                         (REPORTED IN 000'S)
                ----------------------------------
                    PURCHASES          SALES
                ----------------   --------------
                    $958,526          $587,520

   Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended September 30, 2007, were as follows:


                         (REPORTED IN 000'S)
                ----------------------------------
                    PURCHASES          SALES
                ----------------   --------------
                    $354,020          $321,731


5. CAPITAL SHARES

   Transactions (reported in 000's) in shares of capital stock, for the periods ended as indicated, were as follows:

                               ---------------------------       ---------------------------       ------------------------
                                SHARES             AMOUNT         SHARES             AMOUNT         SHARES          AMOUNT
                               --------          ---------       --------           --------       ---------       --------
----------------------------   ---------------------------       ---------------------------       ------------------------
MULTI-SECTOR                            111/1/06(1) -                       11/1/05 -                      11/1/04
   SHORT TERM BOND FUND                  9/30/07                            10/31/06                      10/31/05
----------------------------   ---------------------------       ---------------------------       ------------------------
CLASS A
Shares sold                     145,165          $ 686,127         151,778         $ 713,454        147,289       $ 702,351
Reinvestment of distributions    10,182             48,092           7,325            34,423          3,484          16,588
Redemptions                     (73,905)          (348,877)       (109,181)         (511,744)       (53,527)       (255,099)
                               --------          ---------       ---------         ---------       --------       ---------
Net increase / (decrease)        81,442          $ 385,342          49,922         $ 236,133         97,246       $ 463,840
                               ========          =========       =========         =========       ========       =========
CLASS B
Shares sold                         920          $   4,328           1,291         $   6,045          2,290       $  10,899
Reinvestment of distributions       164                771             170               797            139             660
Redemptions                      (2,388)           (11,227)         (2,609)          (12,208)        (2,301)        (10,971)
                               --------          ---------       ---------         ---------       --------       ---------
Net increase / (decrease)        (1,304)         $  (6,128)         (1,148)        $  (5,366)           128       $     588
                               ========          =========       =========         =========       ========       =========
CLASS C
Shares sold                       7,252          $  34,538          11,032         $  52,248         42,188       $ 203,249
Reinvestment of distributions     1,316              6,263           1,522             7,207          1,594           7,654
Redemptions                     (13,717)           (65,374)        (32,038)         (151,593)       (30,356)       (145,787)
                               --------          ---------       ---------         ---------       --------       ---------
Net increase / (decrease)        (5,149)         $ (24,573)        (19,484)        $ (92,138)        13,426       $  65,116
                               ========          =========       =========         =========       ========       =========
CLASS T
Shares sold                       9,696          $  46,121           8,658         $  40,931         24,347       $ 117,013
Reinvestment of distributions       925              4,398             816             3,858            423           2,022
Redemptions                      (9,901)           (47,054)        (18,719)          (88,443)        (8,068)        (38,647)
                               --------          ---------       ---------         ---------       --------       ---------
Net increase / (decrease)           720          $   3,465          (9,245)        $ (43,654)        16,702       $  80,388
                               ========          =========       =========         =========       ========       =========

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At September 30, 2007, the Fund held the following restricted securities (reported in 000's):

                                                           MARKET       % OF
                             ACQUISITION   ACQUISITION     VALUE      NET ASSETS
                                DATE          COST        AT 9/30/07  AT 9/30/07
                            ------------  -------------  -----------  ----------
   MASTR Alternative Net
   Interest Margin
   05-6, CW1A, N1 144A
   6.750%, 12/26/35           11/18/05       $  998        $  815         0.0%

   MASTR Alternative Net
   Interest Margin
   06-6, N1 144A
   6.129%, 9/26/46              8/3/06        1,450           967         0.1

   MASTR Resecuritization
   Trust
   05-6, 4C1, N2 144A
   8.129%, 4/26/45             1/12/06        3,250         1,658         0.1

   GSAMP Net Interest
   Margin Trust
   05-NC1 144A
   5.000%, 2/25/35              2/7/05            7             6         0.0

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION (REPORTED IN 000'S)
    The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                        Expiration Year
                                 2014                    Total
                            --------------         -----------------
                               $5,307                    $5,307

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended September 30, 2007, the Fund utilized losses of $2,036 deferred in prior years against current year capital gains.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $1,787 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of September 30, 2007, the Fund recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000's):

                   Capital Paid
                      in On
                    Shares of        Accumulated       Undistributed
                   Beneficial       Net Realized       Net Investment
                    Interest        Gain (Loss)         Income (Loss)
                 ---------------   --------------     ----------------
                     $(272)           $(2,296)             $2,568

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM


[LOGO OMITTED]
PricewaterhouseCoopers LLP


To the Board of Trustees of
Phoenix Opportunities Trust and Shareholders of
Phoenix Multi-Sector Short Term Bond Fund


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Short Term Bond Fund (formerly a series of Phoenix Multi-Series Fund and now a series of Phoenix Opportunities Trust, hereafter referred to as the "Trust") at September 30, 2007, the results of its operations for the period November 1, 2006 to September 30, 2007 and for the year ended October 31, 2006, the changes in its net assets for the period November 1, 2006 to September 30, 2007 and for each of the two years in the period ended October 31, 2006 and the financial highlights for the period November 1, 2006 to September 30, 2007 and for each of the five years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.






/s/ PricewaterhouseCoopers LLP
------------------------------------
Boston, Massachusetts
November 20, 2007

             BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUBADVISORY AGREEMENTS
                           PHOENIX OPPORTUNITIES TRUST
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)





BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CA TAX-EXEMPT BOND FUND, PHOENIX CORE BOND FUND, PHOENIX DIVERSIFIER PHOLIO, PHOENIX EMERGING MARKETS BOND FUND, PHOENIX FOREIGN OPPORTUNITIES FUND, PHOENIX GLOBAL UTILITIES FUND, PHOENIX HIGH YIELD FUND, PHOENIX INTERNATIONAL STRATEGIES FUND, PHOENIX MARKET NEUTRAL FUND, PHOENIX MONEY MARKET FUND, PHOENIX MULTI-SECTOR FIXED INCOME FUND, PHOENIX MULTI-SECTOR SHORT TERM BOND FUND, PHOENIX REAL ESTATE SECURITIES FUND, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO, PHOENIX WEALTH GUARDIAN PHOLIO AND PHOENIX WORLDWIDE STRATEGIES FUND (EACH, A "FUND")

Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Opportunities Trust. Although newly formed, the above-referenced Funds have taken on all attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (Unaudited)


At a special meeting of shareholders of Phoenix Opportunities Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:
                                          FOR             AGAINST
                                     --------------   ----------------
To elect eleven Trustees to serve
on the Board of Trustees until
the next meeting of shareholders
at which Trustees are elected.

    E. Virgil Conway...............    121,064,647        625,812
    Harry Dalzell-Payne............    121,064,647        625,812
    Daniel T. Geraci...............    121,051,683        638,777
    Francis E. Jeffries............    121,064,647        625,812
    Leroy Keith, Jr................    121,064,647        625,812
    Marilyn E. LaMarche............    121,063,658        626,802
    Philip R. McLoughlin...........    121,064,647        625,812
    Geraldine M. McNamara..........    121,063,658        626,802
    James M. Oates.................    121,064,647        625,812
    Richard E. Segerson............    121,064,647        625,812
    Ferdinand L.J. Verdonck........    121,064,647        625,812



                                        FOR            AGAINST          ABSTAIN
                                  ---------------- ---------------- ------------
To ratify the appointment of
PricewaterhouseCoopers LLP as
the independent registered public
accounting firm for the Trusts.....   120,692,791       177,364        820,305

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                                NOVEMBER 21, 2006
                                   (Unaudited)


At a special meeting of shareholders of Phoenix Multi-Sector Short Term Bond Fund (the "Fund"), a series of Phoenix Opportunities Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:                                                   BROKER
                                           FOR         AGAINST     ABSTAIN       NON-VOTES
                                        ----------  ----------    --------     -----------
To approve a proposal to permit
Phoenix Investment Counsel,
Inc. to hire and replace
subadvisers or to modify
subadvisory agreements without
shareholder approval................    96,624,869    6,459,990    4,160,324    51,785,755

To approve the amendment of
fundamental investment
restrictions of the Fund with
respect to loans ...................    96,776,666    5,839,796    4,628,722    51,785,755

To approve a proposal to
reclassify the investment
objective of the Investment
Objective Funds from
fundamental to non-fundamental .....    95,672,405    6,716,041    4,856,737    51,785,755

Shareholders of Phoenix Multi-Sector Short Term Bond Fund did NOT approve these proposals.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of September 30, 2007 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                              INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
         NAME
     YEAR OF BIRTH
     YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
  OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  E. Virgil Conway               Chairman, Rittenhouse Advisors, LLC
  YOB: 1929                      (consulting firm) (2001-present).
  Elected: 2000                  Trustee/Director, Phoenix Funds Family
  55 Funds                       (1983-present), Director, Urstadt Biddle
                                 Property Corp. (1989-present), Consolidated
                                 Edison Company of New York, Inc. (1970-2002),
                                 Union Pacific Corp. (1978-2002), Accuhealth,
                                 Inc. (1994-2002).
--------------------------------------------------------------------------------
  Harry Dalzell-Payne            Retired. Trustee/Director, Phoenix Funds
  YOB: 1929                      Family (1983-present).
  Elected: 1999
  55 Funds
--------------------------------------------------------------------------------
  Francis E. Jeffries            Director, The Empire District Electric
  YOB: 1930                      Company (1984-2004). Trustee/Director,
  Elected: 2005                  Phoenix Funds Complex (1987-present).
  58 Funds
--------------------------------------------------------------------------------
  Leroy Keith, Jr.               Managing Director, Almanac Capital
  YOB: 1939                      Management (commodities business) (since
  Elected: 2005                  2007). Director/Trustee, Evergreen Funds
  55 Funds                       (93 portfolios) (1989-present). Trustee,
                                 Phoenix Funds Family (1980-present).
                                 Director, Lincoln Educational Services
                                 Corp. (2002-2004). Partner, Stonington
                                 Partners, Inc. (private equity firm)
                                 (2001-2007).
--------------------------------------------------------------------------------
  Geraldine M. McNamara          Retired. Trustee/Director, Phoenix Funds
  YOB: 1951                      Complex (2001-present). Managing
  Elected: 2001                  Director, U.S. Trust Company of New York
  57 Funds                       (private bank) (1982-2006).
--------------------------------------------------------------------------------
  James M. Oates                 Trustee/Director, Phoenix Funds Family
  YOB: 1946                      (1987-present). Managing Director,
  Elected: 2005                  Wydown Group (consulting firm)
  55 Funds                       (1994-present). Director, Investors Bank
                                 & Trust Corporation (1995-present),
                                 Stifel Financial (1996-present).
                                 Independent Chairman (2005-present) and
                                 Trustee (2004-present), John Hancock
                                 Trust (93 portfolios). Trustee, John
                                 Hancock Funds II (74 portfolios)
                                 (2005-present). Director/Trustee,
                                 Plymouth Rubber Co. (1995-2003).
                                 Chairman, Hudson Castle Group, Inc.
                                 (formerly IBEX Capital Markets, Inc.)
                                 (financial services) (1997-2006).
                                 Trustee, John Hancock Funds III (8
                                 portfolios) (2005-2006).
--------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
         NAME
     YEAR OF BIRTH
     YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
  OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  Richard E. Segerson            Managing Director, Northway Management Company
  YOB: 1946                      (1998-present). Trustee/Director, Phoenix Funds
  Elected: 2005                  Family (1983-present).
  55 Funds
--------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck        Chairman, Amsterdam Molecular Therapeutics
  YOB: 1942                      N.V. (biotechnology) (since 2007). Director,
  Elected: 2005                  The JP Morgan European Investment Trust
  55 Funds                       (1998-present), Galapagos N.V.
                                 (biotechnology) (2005-present). Trustee,
                                 Phoenix Funds Family (2004-present).
                                 Director, EASDAQ (Chairman) (2001-present),
                                 Groupe SNEF (electrical and electronic
                                 installation) (1998-present). Managing
                                 Director, Almanij N.V. (financial holding
                                 company) (1992-2003). Director, KBC Bank and
                                 Insurance Holding Company (1992-2003), KBC
                                 Bank (1992-2003), KBC Insurance (1992-2003),
                                 Kredietbank S.A. Luxembourgeoise (1992-2003),
                                 Investco N.V. (private equity company)
                                 (1992-2003), Gevaert N.V. (industrial holding
                                 company) (1992-2003), Fidea N.V. (insurance
                                 company) (1992-2003), Almafin N.V. (real
                                 estate investment company) (1992-2003),
                                 Centea N.V. (savings bank) (1992-2003),
                                 Degussa Antwerpen N.V. (1998-2004), Santens
                                 N.V. (textiles) (1999-2004), Dictaphone Corp.
                                 (2002-2006), Banco Urquijo (Chairman)
                                 (1998-2006).
--------------------------------------------------------------------------------

                               INTERESTED TRUSTEES



     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  George R. Aylward(1)           Senior Executive Vice President and
  YOB: 1964                      President, Asset Management (since 2007),
  Elected: 2006                  Senior Vice President and Chief Operating
  57 Funds                       Officer, Asset Management (2004-2007), Vice
                                 President (2001-2004), The Phoenix Companies,
                                 Inc. Director and President (2006-present),
                                 Chief Operating Officer (2004-present),
                                 Executive Vice President (2004-2006), Vice
                                 President, Finance, (2001-2002), Phoenix
                                 Investment Partners, Ltd. Various senior
                                 officer and directorship positions with
                                 Phoenix affiliates. President (2006-present),
                                 Executive Vice President (2004-2006), the
                                 Phoenix Funds Family. Chairman, President and
                                 Chief Executive Officer, The Zweig Fund Inc.
                                 and The Zweig Total Return Fund Inc.
                                 (2006-present).
--------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)         Limited Managing Director, Lazard Freres &
  YOB: 1934                      Co. LLC (1997-present). Trustee/Director,
  Elected: 2005                  Phoenix Funds Family (2002-present).
  55 Funds                       Director, The Phoenix Companies, Inc.
                                 (2001-2005).
--------------------------------------------------------------------------------
  Philip R. McLoughlin(3)        Partner, Cross Pond Partners, LLC
  YOB: 1946                      (2006-Present). Director, PXRE Corporation
  Elected: 1999                  (Reinsurance) (1985-present), World Trust
  75 Funds                       Fund (1991-present). Director/Trustee,
  Chairman                       Phoenix Funds Complex (1989-present).
                                 Management Consultant (2002-2004), Chairman
                                 (1997-2002), Chief Executive Officer
                                 (1995-2002) and Director (1995-2002), Phoenix
                                 Investment Partners, Ltd. Director and
                                 Executive Vice President, The Phoenix
                                 Companies, Inc. (2000-2002).
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


--------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
    NAME, ADDRESS AND        TRUST AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH              TIME SERVED              DURING PAST 5 YEARS
--------------------------------------------------------------------------------
  Nancy G. Curtiss          Senior Vice President     Assistant Treasurer
  YOB: 1952                 since 2006.               (2001-present), Vice
                                                      President, Fund
                                                      Accounting (1994-2000),
                                                      Phoenix Equity Planning
                                                      Corporation. Vice
                                                      President, Phoenix
                                                      Investment Partners, Ltd.
                                                      (2003-present). Senior
                                                      Vice President, the
                                                      Phoenix Funds Family
                                                      (since 2006). Vice
                                                      President, The Phoenix
                                                      Edge Series Fund
                                                      (1994-present),
                                                      Treasurer, The Zweig Fund
                                                      Inc. and The Zweig Total
                                                      Return Fund Inc.
                                                      (2003-present). Chief
                                                      Financial Officer
                                                      (2005-2006) and Treasurer
                                                      (1994-2006), or Assistant
                                                      Treasurer (2005-2006),
                                                      certain funds within the
                                                      Phoenix Fund Complex.
--------------------------------------------------------------------------------
  Francis G. Waltman        Senior Vice President     Senior Vice President,
  YOB: 1962                 since 2004.               Asset Management Product
                                                      Development of The
                                                      Phoenix Companies, Inc.
                                                      (2006-present). Senior
                                                      Vice President, Asset
                                                      Management Product
                                                      Development
                                                      (2005-present), Senior
                                                      Vice President and Chief
                                                      Administrative Officer
                                                      (2003-2004) of Phoenix
                                                      Investment Partners, Ltd.
                                                      Director and President
                                                      (2006-present) of Phoenix
                                                      Equity Planning
                                                      Corporation. Mr. Waltman
                                                      is also Senior Vice
                                                      President of Phoenix
                                                      Investment Counsel, Inc.,
                                                      Director of Duff & Phelps
                                                      Investment Management
                                                      Company, Senior Vice
                                                      President of the Phoenix
                                                      Funds Family
                                                      (2004-present).
--------------------------------------------------------------------------------
  Marc Baltuch              Vice President and        Chief Compliance Officer,
  c/o Zweig-DiMenna         Chief Compliance Officer  Zweig-DiMenna Associates
  Associates, LLC           since 2004.               LLC (1989-present). Vice
  900 Third Avenue                                    President and Chief
  New York, NY 10022                                  Compliance Officer,
  YOB: 1945                                           certain Funds within the
                                                      Phoenix Funds Complex
                                                      (2004- present). Vice
                                                      President, The Zweig
                                                      Total Return Fund, Inc.
                                                      (2004-present). Vice
                                                      President, The Zweig
                                                      Fund, Inc.
                                                      (2004-present). President
                                                      and Director of Watermark
                                                      Securities, Inc.
                                                      (1991-present). Assistant
                                                      Secretary of Gotham
                                                      Advisors Inc.
                                                      (1990-present).
                                                      Secretary, Phoenix-Zweig
                                                      Trust (1989-2003).
                                                      Secretary, Phoenix-Euclid
                                                      Market Neutral Fund
                                                      (1999-2002).
--------------------------------------------------------------------------------

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES



--------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
    NAME, ADDRESS AND        TRUST AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH              TIME SERVED              DURING PAST 5 YEARS
--------------------------------------------------------------------------------
 W. Patrick Bradley         Chief Financial Officer    Vice President, Fund
 YOB: 1972                  and Treasurer since 2005.  Administration, Phoenix
                                                       Investment Partners, Ltd.
                                                       (2004-present). Chief
                                                       Financial Officer and
                                                       Treasurer (2006-present)
                                                       or Chief Financial
                                                       Officer and Treasurer
                                                       (2005-present), certain
                                                       funds within the Phoenix
                                                       Funds Family. Vice
                                                       President, Chief
                                                       Financial Officer,
                                                       Treasurer and Principal
                                                       Accounting Officer, The
                                                       Phoenix Edge Series Fund
                                                       (2006-present). Assistant
                                                       Treasurer, certain funds
                                                       within the Phoenix Fund
                                                       Complex (2004-2006).
                                                       Senior Manager
                                                       (2002-2004), Manager
                                                       (2000-2002), Audit,
                                                       Deloitte & Touche, LLP.
--------------------------------------------------------------------------------
 Kevin J. Carr              Vice President,            Vice President and
 One American Row           Chief Legal Officer,       Counsel, Phoenix Life
 Hartford, CT 06102         Counsel and Secretary      Insurance Company
 YOB: 1954                  since 2005.                (2005-present). Vice
                                                       President, Counsel, Chief
                                                       Legal Officer and
                                                       Secretary, the Phoenix
                                                       Funds Family (2005-
                                                       present). Compliance
                                                       Officer of Investments
                                                       and Counsel, Travelers
                                                       Life & Annuity Company
                                                       (January 2005-May 2005).
                                                       Assistant General
                                                       Counsel, The Hartford
                                                       Financial Services Group
                                                       (1999-2005).
--------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707


HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Lancaster, PA
                                                                 Permit No. 1793
                                                                 ---------------


[GRAPHIC OMITTED]  PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480





For more information about
Phoenix mutual funds, please call
your financial representative,
contact us at 1-800-243-1574 or
visit PHOENIXFUNDS.COM









PXP5033                                                                    10-07
BPD33235

                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT


PHOENIX REAL ESTATE SECURITIES FUND



                         |                     |  WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:              |                     |  DOCUMENT E-MAILED TO YOU?
PHOENIX                  |                     |  ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES            |                     |  SIGN UP FOR E-DELIVERY AT
TRUST                    |  September 30, 2007 |  PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED         |  NO BANK GUARANTEE  |  MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders................................................     1

Glossary...............................................................     2

Disclosure of Fund Expenses............................................     4

Phoenix Real Estate Securities Fund....................................     6

Notes to Financial Statements..........................................    16

Report of Independent Registered Public Accounting Firm................    23

Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements    ...........................................    24

Results of Shareholder Meetings........................................    25

Fund Management Tables.................................................    27


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS





Dear PhoenixFunds Shareholder:

[PHOTO OMITTED]

We are pleased to provide this report for the fiscal period ended September 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,



/s/ George R. Aylward
----------------------------
George R. Aylward
President, PhoenixFunds

OCTOBER 2007

                                    GLOSSARY






FFCB
Federal Farm Credits Bank Funding Corporation

FHLB
Federal Home Loan Bank

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FTSE NAREIT EQUITY REITS INDEX
The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.






INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX REAL ESTATE SECURITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007



   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Real Estate Securities Fund (the "Fund"), a fund in the Phoenix Opportunities Trust, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                       PHOENIX REAL ESTATE SECURITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2007 TO SEPTEMBER 30, 2007



EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning          Ending                         Expenses
                     Account           Account           Annualized      Paid
                      Value             Value             Expense      During
                  April 1, 2007    September 30, 2007      Ratio       Period*
--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class I              $1,000.00       $  923.40             1.11%       $ 5.35
Class A               1,000.00          922.70             1.32          6.36
Class B               1,000.00          919.30             2.07          9.96
Class C               1,000.00          919.30             2.07          9.96

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I               1,000.00        1,019.43             1.11          5.63
Class A               1,000.00        1,018.37             1.32          6.70
Class B               1,000.00        1,014.56             2.07         10.51
Class C               1,000.00        1,014.56             2.07         10.51

* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

PHOENIX REAL ESTATE SECURITIES FUND                         TICKER SYMBOLS:
                                                            A Share: PHRAX
                                                            B Share: PHRBX
                                                            C Share: PHRCX
                                                            I Share: PHRIX


o PHOENIX REAL ESTATE SECURITIES FUND ("REAL ESTATE SECURITIES FUND") To seek capital appreciation and income with approximately equal emphasis. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

o For the fiscal period of December 1, 2006 to September 30, 2007, the Fund's Class A shares returned -6.14%*, Class B shares returned -6.72%*, Class C shares returned -6.71% and Class I shares returned -4.44% for the period of December 29, 2006 (inception of the Class) to September 30, 2007. For the fiscal period, the S&P 500(R) Index, a broad-based equity index, returned 10.66%*, and the FTSE NAREIT Equity REITs Index, which is the Fund's style-specific benchmark, returned -4.97%*.

     * Returns less than 1 year are not annualized.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


HOW DID THE EQUITY REIT MARKET PERFORM DURING THE FUND'S FISCAL PERIOD?

o Our benchmark, the FTSE NAREIT Equity Index, delivered a 5.68% return for the one year period ended September 30, 2007.

o Drivers included real estate space market fundamentals, which remain solid overall, and real estate's lease duration and clarity of cash flows, which are the primary reasons why bottom-up consensus estimates for the FTSE NAREIT Equity Index for both '07 and '08 have held up, and in fact were slightly positive through September 30th. At the same time, the earnings estimates for the S&P 500 companies dropped by 120 basis points for '07 from December 31, 2006 and over 370 basis points for '08 from just April 2007. The lower earnings volatility of the FTSE NAREIT Equity Index compared to the S&P 500 is one of the attractive attributes supporting the allocation to this alternative.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD?


o As measured by the Class A shares, the Fund outperformed the benchmark for the fiscal year ended September 30, 2007 on a gross basis.

o In the last two quarters of the fiscal year, credit issues became quite apparent, borrowing spreads widened, lending standards tightened, and the Street bumped its cap rates in advance of what it expected to see in the direct private real estate asset market. Domestic REIT mutual fund redemptions as measured by Strategic Insight Simfund/MF commenced in March 2007 in what started out as profit taking and continued through September 2007. Ultimately, after several months of pressure, the valuations of REITs, which had seen prices increase through the first week of February 2007, and their dividend yield, attracted buyers in August 2007 and benefited from the Fed's easing.

o We were pleased to see the importance of fundamental factors return in the quarter ended September 30, 2007 and impact relative REIT performance as the air went out of the go-private M&A balloon. The go-private M&A window appears to have closed for now and, barring a significant improvement in the credit landscape, is unlikely to reopen in the near-term.

o A higher risk premia has now increased the cost of capital for all publicly traded companies. Borrowing costs have increased for all companies, even those with more conservative levels of debt, such as equity REITs.

o Tighter lending standards are making it more difficult for highly leveraged private funds/investors to compete with equity REITs. As a result of the increase in risk premia, the number of competitors to REITs for acquisitions has decreased and the standards applied to new construction loans have increased, reducing the threat of the shadow pipeline to existing landlords. At the same time, the demand for space remains solid overall across core property types, but is likely to slow somewhat for new development as the economy and job growth slow.

o Consistency is the key to long-term superior performance. The portfolio management team at Duff & Phelps has maintained the same philosophy, style, process and discipline since we began managing the Fund. We continue to emphasize secure, attractive and visible dividend yields and diversification of holdings.

o As we close our annual thoughts we honor our long-term colleague and dear friend Michael Schatt, who we lost after a brief illness in August 2007. Michael, along with Geoffrey Dybas, the Fund's senior portfolio manager, had co-founded our REIT products discipline at Duff & Phelps and helped build a strong team with a collaborative approach. Michael was a man of absolute integrity and devoted to his work, family, and community.

     INVESTING IN REITS INVOLVES CERTAIN RISKS SUCH AS REFINANCING, CHANGES IN THE VALUE OF PROPERTIES REITS OWN, DEPENDENCY ON MANAGEMENT SKILLS, ECONOMIC IMPACT ON THE INDUSTRY AND RISKS SIMILAR TO THOSE LINKED TO SMALL-COMPANY INVESTING.

     INVESTING IN SECTOR FUNDS OR NON-DIVERSIFIED FUNDS MAY BE MORE VOLATILE THAN INVESTING IN BROADLY DIVERSIFIED FUNDS, AND MAY BE MORE VOLATILE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING A SINGLE ISSUER THAN WOULD BE THE CASE IF IT WERE MORE BROADLY DIVERSIFIED.



SECTOR WEIGHTINGS as of 9/30/07*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Regional Malls                                                             16%
--------------------------------------------------------------------------------
Office                                                                     15%
--------------------------------------------------------------------------------
Shopping Centers                                                           14%
--------------------------------------------------------------------------------
Apartments                                                                 13%
--------------------------------------------------------------------------------
Industrial                                                                  9%
--------------------------------------------------------------------------------
Lodging/Resorts                                                             8%
--------------------------------------------------------------------------------
Health Care                                                                 7%
--------------------------------------------------------------------------------
Other (includes short-term investments)                                    18%
--------------------------------------------------------------------------------
* % of total investments as of September 30, 2007.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/07
--------------------------------------------------------------------------------

                                                                 Inception
                                   1           5          10         to      Inception
                                  Year       Years      Years     9/30/07       Date
-----------------------------------------------------------------------------------------
CLASS I SHARES                      --          --         --      (4.44)%    12/29/06
-----------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)          4.51%      22.51%     13.58%        --            --
-----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)     (1.50)      21.07      12.91         --            --
-----------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)          3.76       21.60      12.73         --            --
-----------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)      (0.22)      21.60      12.73         --            --
-----------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)          3.74          --         --      21.35       7/25/03
-----------------------------------------------------------------------------------------
CLASS C SHARES AT CDSC(2)         3.74          --         --      21.35       7/25/03
-----------------------------------------------------------------------------------------
S&P 500(R) INDEX                 16.44       15.46       6.58     NOTE 5            --
-----------------------------------------------------------------------------------------
FTSE NAREIT EQUITY REITS INDEX    5.68       21.52      12.18     NOTE 6            --
-----------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.03%; NET 1.03%, A SHARES: GROSS 1.28%, NET 1.28%, B SHARES: GROSS 2.03%, NET 2.03%; C SHARES: GROSS 2.03%, NET 2.03%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 1% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 12.72% FOR CLASS C (SINCE 7/25/03) AND 9.13% FOR CLASS I (SINCE 12/29/06).
(6) INDEX PERFORMANCE IS 20.79% FOR CLASS C (SINCE 7/25/03) AND (3.46)% FOR CLASS I (SINCE 12/29/06).
(7) PER PROSPECTUS EFFECTIVE 6/27/07. NET EXPENSE: EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH AT LEAST 3/31/08. GROSS EXPENSE:
     DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.


GROWTH OF $10,000 for periods ended 9/30/07
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

             Phoenix Real         Phoenix Real             Fund
           Estate Securities     Estate Securities      Composite     S&P 500(R)
             Fund Class A         Fund Class B             Index        Index
9/30/97         9,425                10,000              10,000        10,000
9/30/98         7,775                 8,183               8,646        10,915
9/30/99         7,576                 7,917               8,088        13,942
9/29/00        10,114                10,494               9,754        15,805
9/28/01        10,863                11,183              10,979        11,596
9/30/02        12,205                12,472              11,917         9,221
9/30/03        15,336                15,553              14,923        11,473
9/30/04        19,444                19,571              18,738        13,064
9/30/05        24,801                24,783              23,849        14,663
9/29/06        32,228                31,954              29,877        16,246
9/28/07        33,682                33,154              31,573        18,917

For information regarding the indexes, see the glossary section on page 2.

                       PHOENIX REAL ESTATE SECURITIES FUND

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007



                                                                    VALUE
                                                     SHARES         (000)
                                                  ------------  ------------
DOMESTIC COMMON STOCKS--97.2%

REAL ESTATE INVESTMENT TRUSTS--97.2%

DIVERSIFIED--4.5%
Vornado Realty Trust                                  541,447   $     59,207
--------------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                     59,207
--------------------------------------------------------------------------------
HEALTH CARE--7.4%
HCP, Inc.                                             975,580         32,360
Health Care REIT, Inc.                                449,240         19,874
Ventas, Inc.                                        1,092,649         45,236
--------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                     97,470
--------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--29.7%

INDUSTRIAL--8.7%
AMB Property Corp.                                    454,389         27,177
DCT Industrial Trust, Inc.                            502,204          5,258
Prologis                                            1,248,117         82,813
                                                                ------------
                                                                     115,248
                                                                ------------
MIXED--1.9%
Duke Realty Corp.                                     649,700         21,967
PS Business Parks, Inc.                                59,883          3,404
                                                                ------------
                                                                      25,371
                                                                ------------
OFFICE--15.4%
Alexandria Real Estate
  Equities, Inc.                                      512,409         49,324
Boston Properties, Inc.                               466,573         48,477
Corporate Office Properties
  Trust                                             1,096,694         45,655
Douglas Emmett, Inc.                                  150,470          3,721
Kilroy Realty Corp.                                   134,237          8,139
SL Green Realty Corp.                                 405,788         47,384
                                                                ------------
                                                                     202,700
                                                                ------------
SPECIALTY--3.7%
Digital Realty Trust, Inc.                          1,233,323         48,580
--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                              391,899
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES         (000)
                                                  ------------  ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

LODGING/RESORTS--8.1%
DiamondRock Hospitality Co.                           946,305   $     16,475
Host Hotels & Resorts, Inc.                         2,512,545         56,382
LaSalle Hotel Properties                              442,986         18,641
Sunstone Hotel Investors, Inc.                        597,907         15,330
--------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                106,828
--------------------------------------------------------------------------------

RESIDENTIAL--12.9%

APARTMENTS--12.9%
Archstone-Smith Trust                                 179,270         10,781
AvalonBay Communities, Inc.                           359,106         42,396
BRE Properties, Inc.                                  304,310         17,020
Equity Residential                                  1,036,699         43,915
Essex Property Trust, Inc.                            328,102         38,575
UDR, Inc.                                             734,409         17,861
--------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                    170,548
--------------------------------------------------------------------------------

RETAIL--30.0%

REGIONAL MALLS--16.0%
General Growth Properties, Inc.                     1,006,889         53,989
Macerich Co. (The)                                    545,095         47,739
Simon Property Group, Inc.                          1,097,225        109,723
                                                                ------------
                                                                     211,451
                                                                ------------
SHOPPING CENTERS--14.0%
Developers Diversified Realty Corp.                   814,400         45,501
Federal Realty Investment Trust                       294,800         26,119
Kimco Realty Corp.                                  1,169,682         52,881


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND


                                                                    VALUE
                                                     SHARES         (000)
                                                  ------------  ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

SHOPPING CENTERS--(CONTINUED)
Regency Centers Corp.                                 519,381   $     39,863
Tanger Factory Outlet
  Centers, Inc.                                       514,430         20,881
                                                                ------------
                                                                     185,245
--------------------------------------------------------------------------------
TOTAL RETAIL                                                         396,696
--------------------------------------------------------------------------------

SELF STORAGE--4.6%
Extra Space Storage, Inc.                           1,389,087         21,378
Public Storage, Inc.                                  497,453         39,125
--------------------------------------------------------------------------------
TOTAL SELF STORAGE                                                    60,503
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $895,749)                                         1,283,151
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $895,749)                                         1,283,151
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--2.4%

FEDERAL AGENCY SECURITIES(b)--2.4%
                                                      PAR
                                                     VALUE
                                                     (000)
                                                  ------------
FFCB
  4.550% due 10/2/07                                $   3,300          3,300
  4.588% due 10/17/07                                   3,034          3,028


                                                      PAR
                                                     VALUE           VALUE
                                                     (000)           (000)
                                                  ------------  ------------
SHORT-TERM INVESTMENTS--(CONTINUED)

FHLB
  4.000% due 10/1/07                                $   5,000   $      5,000
  4.050% due 10/2/07                                    2,400          2,400
  4.570% due 10/2/07                                    3,000          3,000
  4.550% due 10/4/07                                    2,385          2,384
  4.570% due 10/11/07                                   2,705          2,701
  4.590% due 10/15/07                                   2,185          2,181
  4.600% due 10/19/07                                   2,020          2,015
FNMA
  4.614% due 10/9/07                                    5,000          4,995
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,004)                                             31,004
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $926,753)                                         1,314,155(a)

Other assets and liabilities, net--0.4%                                5,940
                                                                ------------
NET ASSETS--100.0%                                              $  1,320,095
                                                                ============



(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $393,579 and gross depreciation of $7,787 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $928,363.
(b)  The rate shown is the discount rate.


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007





(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ ...........................     $1,314,155
Cash ......................................................             18
Receivables
   Investment securities sold .............................          9,056
   Dividends ..............................................          4,412
   Fund shares sold .......................................          3,622
Prepaid expenses ..........................................            120
Other Assets ..............................................            209
                                                                ----------
     Total assets .........................................      1,331,592
                                                                ----------
LIABILITIES
Payables
   Fund shares repurchased ................................          4,555
   Investment securities purchased ........................          4,624
   Investment advisory fee ................................            814
   Transfer agent fee .....................................            593
   Distribution and service fees ..........................            349
   Administration fee .....................................             92
   Professional fee .......................................             30
   Trustees' fee ..........................................             10
   Trustee deferred compensation plan .....................            209
   Other accrued expenses .................................            221
                                                                ----------
     Total liabilities ....................................         11,497
                                                                ----------
NET ASSETS ................................................     $1,320,095
                                                                ==========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..........     $  901,914
Undistributed net investment income .......................            461
Accumulated net realized gain .............................         30,318
Net unrealized appreciation ...............................        387,402
                                                                ----------
NET ASSETS ................................................     $1,320,095
                                                                ==========

CLASS I
Net asset value, offering price, and redemption
  price per share (net assets/shares outstanding) .........         $34.08
Shares of beneficial interest outstanding, no
  par value, unlimited authorization ......................            965
Net Assets ................................................     $   32,887

CLASS A
Net asset value per share (net assets/shares outstanding) .         $34.10
Offering price per share $34.10/(1-5.75%) .................         $36.18
Shares of beneficial interest outstanding, no par value,
  unlimited authorization .................................         33,342
Net Assets ................................................     $1,136,923

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share ................................         $33.72
Shares of beneficial interest outstanding, no par value,
  unlimited authorization .................................          1,482
Net Assets ................................................     $   49,964

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share ................................         $34.07
Shares of beneficial interest outstanding, no par
  value, unlimited authorization ..........................          2,944
Net Assets ................................................     $  100,321


  + Investment in securities at cost ......................     $  926,753


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                            STATEMENT OF OPERATIONS


(Reported in thousands)

                                                        12/1/06 -      12/1/05 -
                                                         9/30/07       11/30/06
                                                      -----------    -----------
INVESTMENT INCOME
Dividends.......................................       $  28,389      $  22,832
Interest........................................           1,318          1,673
                                                       ---------      ---------
     Total investment income....................          29,707         24,505
                                                       ---------      ---------
EXPENSES
Investment advisory fee.........................           9,147          8,121
Service fees, Class A...........................           2,717          2,356
Distribution and service fees, Class B..........             525            634
Distribution and service fees, Class C..........             950            843
Financial agent fee..............................             --            328
Administration fee..............................           1,054            450
Transfer agent..................................           2,999          1,668
Printing.........................................            500            522
Registration....................................             133             73
Custodian........................................            113             98
Trustees........................................             110             79
Professional.....................................             64             43
Miscellaneous...................................             153            117
                                                       ---------      ---------
     Total expenses.............................          18,465         15,332
Less expenses reimbursed by investment adviser..            (900)            --
Custodian fees paid indirectly...................            (12)            (2)
                                                       ---------      ---------
     Net expenses...............................          17,553         15,330
                                                       ---------      ---------

NET INVESTMENT INCOME (LOSS)....................          12,154          9,175
                                                       ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........          30,649         58,061
Net change in unrealized appreciation
  (depreciation)on investments .................        (155,029)       315,898
                                                       ---------      ---------

NET GAIN (LOSS) ON INVESTMENTS..................        (124,380)       373,959
                                                       ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................       $(112,226)     $ 383,134
                                                       =========      =========


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)

                                                  12/1/06 -      12/1/05 -        12/1/04 -
                                                   9/30/07       11/30/06         11/30/05
                                                 ----------     ----------        --------
FROM OPERATIONS
   Net investment income (loss)...............   $   12,154     $    9,175        $ 11,719
   Net realized gain (loss)...................       30,649         58,061          19,167
   Net change in unrealized appreciation
      (depreciation) .........................     (155,029)       315,898          99,739
                                                 ----------     ----------        --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS..........................     (112,226)       383,134         130,625
                                                 ----------     ----------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I.............         (166)            --              --
   Net investment income, Class A.............      (11,397)       (10,315)         (9,881)
   Net investment income, Class B.............         (120)          (310)           (507)
   Net investment income, Class C.............         (203)          (359)           (439)
   Net realized short-term gains, Class I ....           (6)            --              --
   Net realized short-term gains, Class A ....       (9,631)          (446)         (2,379)
   Net realized short-term gains, Class B ....         (525)           (36)           (261)
   Net realized short-term gains, Class C ....         (844)           (41)           (183)
   Net realized long-term gains, Class I .....           --             --              --
   Net realized long-term gains, Class A .....      (41,285)       (15,981)        (27,309)
   Net realized long-term gains, Class B .....       (2,269)        (1,290)         (2,995)
   Net realized long-term gains, Class C .....       (3,617)        (1,469)         (2,100)
                                                 ----------     ----------        --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
      TO SHAREHOLDERS.........................      (70,063)       (30,247)        (46,054)
                                                 ----------     ----------        --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share
      transactions, Class I ..................       33,030             --              --
   Change in net assets from share
      transactions, Class A ..................        8,577        245,360         154,444
   Change in net assets from share
      transactions, Class B ..................      (13,672)        (7,487)         (4,420)
   Change in net assets from share
      transactions, Class C ..................        1,408         17,731          22,652
                                                 ----------     ----------        --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS.......................       29,343        255,604         172,676
                                                 ----------     ----------        --------
   NET INCREASE (DECREASE) IN NET ASSETS .....     (152,946)       608,491         257,247
NET ASSETS
   Beginning of period........................    1,473,041        864,550         607,303
                                                 ----------     ----------        --------
   END OF PERIOD..............................   $1,320,095     $1,473,041        $864,550
                                                 ==========     ==========        ========

   Undistributed net investment income .......         $461           $124          $1,888

                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           NET                          NET
                          ASSET         NET           REALIZED           TOTAL       DIVIDENDS     DISTRIBUTIONS
                          VALUE,     INVESTMENT         AND              FROM         FROM NET       FROM NET
                        BEGINNING     INCOME        UNREALIZED        INVESTMENT     INVESTMENT       REALIZED
                        OF PERIOD     (LOSS)(2)     GAIN (LOSS)       OPERATIONS       INCOME         GAINS
-----------------------------------------------------------------------------------------------------------------
CLASS I
12/29/06(5) to 9/30/07    $35.99        0.28           (1.87)           (1.59)        (0.31)          (0.01)

CLASS A
12/1/06 to 9/30/07        $38.18        0.32           (2.59)           (2.27)        (0.32)          (1.49)
12/1/05 to 11/30/06        28.15        0.30           10.73            11.03         (0.37)          (0.63)
12/1/04 to 11/30/05        25.46        0.43            4.08             4.51         (0.42)          (1.40)
12/1/03 to 11/30/04        20.09        0.44            5.60             6.04         (0.50)          (0.17)
12/1/02 to 11/30/03        15.59        0.62            4.62             5.24         (0.62)          (0.12)
12/1/01 to 11/30/02        15.23        0.69            1.04             1.73         (0.68)          (0.69)

CLASS B
12/1/06 to 9/30/07        $37.74        0.10           (2.56)           (2.46)        (0.07)          (1.49)
12/1/05 to 11/30/06        27.86        0.07           10.59            10.66         (0.15)          (0.63)
12/1/04 to 11/30/05        25.21        0.23            4.05             4.28         (0.23)          (1.40)
12/1/03 to 11/30/04        19.91        0.27            5.54             5.81         (0.34)          (0.17)
12/1/02 to 11/30/03        15.46        0.48            4.59             5.07         (0.50)          (0.12)
12/1/01 to 11/30/02        15.11        0.57            1.03             1.60         (0.56)          (0.69)

CLASS C
12/1/06 to 9/30/07        $38.11        0.10           (2.59)           (2.49)        (0.06)          (1.49)
12/1/05 to 11/30/06        28.12        0.06           10.71            10.77         (0.15)          (0.63)
12/1/04 to 11/30/05        25.43        0.25            4.07             4.32         (0.23)          (1.40)
12/1/03 to 11/30/04        20.07        0.26            5.61             5.87         (0.34)          (0.17)
7/25/03(5) to 11/30/03     17.90        0.19            2.13             2.32         (0.15)             --

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Inception date of the Class.


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(CONCLUDED)

                                                                                 RATIO OF NET   RATIO OF       RATIO OF
                                                 NET                      NET      OPERATING      GROSS          NET
                                      CHANGE    ASSET                   ASSETS,    EXPENSES TO  OPERATING    INVESTMENT
                                      IN NET    VALUE,                  END OF      AVERAGE     EXPENSES TO   INCOME TO
                          TOTAL       ASSET    END OF      TOTAL        PERIOD       NET          AVERAGE     AVERAGE NET  PORTFOLIO
                       DISTRIBUTIONS  VALUE    PERIOD     RETURN(1)    (000'S)      ASSETS      NET ASSETS      ASSETS     TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
12/29/06(5) to 9/30/07     (0.32)    (1.91)    $34.08    (4.44)%(4)   $   32,887     1.11%(3)     1.23%(3)      1.09%(3)     25%(4)

CLASS A
12/1/06 to 9/30/07         (1.81)    (4.08)    $34.10     (6.14)%(4)  $1,136,923     1.32%(3)     1.39%(3)      1.06%(3)     25%(4)
12/1/05 to 11/30/06        (1.00)    10.03      38.18     40.37        1,289,007     1.30         1.30          0.94          24
12/1/04 to 11/30/05        (1.82)     2.69      28.15     18.67          737,744     1.30         1.30          1.68          22
12/1/03 to 11/30/04        (0.67)     5.37      25.46     30.68          511,107     1.28         1.28          1.98          28
12/1/02 to 11/30/03        (0.74)     4.50      20.09     34.81          260,615     1.30         1.34          3.52          16
12/1/01 to 11/30/02        (1.37)     0.36      15.59     12.05           51,440     1.30         1.61          4.48          14

CLASS B
12/1/06 to 9/30/07         (1.56)    (4.02)    $33.72     (6.72)%(4)   $  49,964     2.07%(3)     2.13%(3)      0.32%(3)      25%(4)
12/1/05 to 11/30/06        (0.78)     9.88      37.74     39.29           71,240     2.05         2.05          0.24          24
12/1/04 to 11/30/05        (1.63)     2.65      27.86     17.81           59,042     2.05         2.05          0.93          22
12/1/03 to 11/30/04        (0.51)     5.30      25.21     29.74           57,797     2.03         2.03          1.25          28
12/1/02 to 11/30/03        (0.62)     4.45      19.91     33.76           39,299     2.05         2.09          2.79          16
12/1/01 to 11/30/02        (1.25)     0.35      15.46     11.23           17,984     2.05         2.37          3.70          14

CLASS C
12/1/06 to 9/30/07         (1.55)    (4.04)    $34.07     (6.71)%(4)  $  100,321    2.07%(3)      2.14%(3)      0.32%(3)      25%(4)
12/1/05 to 11/30/06        (0.78)     9.99      38.11     39.32          112,794    2.05          2.05          0.19          24
12/1/04 to 11/30/05        (1.63)     2.69      28.12     17.80           67,764    2.05          2.05          0.97          22
12/1/03 to 11/30/04        (0.51)     5.36      25.43     29.78           38,399    2.03          2.03          1.17          28
7/25/03(5) to 11/30/03     (0.15)     2.17      20.07     13.03(4)         4,785    2.05(3)       2.07(3)       2.88(3)       16(4)



                       See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007


1. ORGANIZATION
   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As a result of a consolidation of several Phoenix trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007, including Phoenix Real Estate Securities Fund (the "Fund"). All the acquired funds' year ends were changed to correspond with the Trust's September 30th year end.

   As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this annual report. The Fund's investment objective is outlined in the fund summary page.

   The Fund offers Class I shares, Class A shares, Class B shares and Class C shares for sale. Class I shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.


B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.


D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


F. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                 1ST               $1+ BILLION            $2+
              $1 BILLION        THROUGH $2 BILLION      BILLION
            -------------      --------------------   ------------
               0.75%                 0.70%              0.65%

   Duff & Phelps Investment Management Co. ("Duff & Phelps") is the subadviser to the Fund. Duff & Phelps is an indirect, wholly-owned subsidiary of PNX.

   The Adviser has contractually agreed to limit the Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through March 31, 2008 so that such expenses do not exceed 1.05% for Class I Shares, 1.30% for Class A Shares, 2.05% for Class B Shares and 2.05% for Class C Shares.

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of reimbursed expenses in the amount of $251 (reported in 000's) may be recaptured by the fiscal year ended 2010.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal period(1) (the "period") ended September 30, 2007, as follows (reported in 000's):


              CLASS A                    CLASS B                    CLASS C
            NET SELLING                 DEFERRED                   DEFERRED
            COMMISSIONS              SALES CHARGES               SALES CHARGES
     --------------------         ------------------            ---------------
                $133                      $167                        $48

(1)  The fiscal period for the Fund is December 1, 2006 through September 30,
     2007.

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                        CLASS A       CLASS B        CLASS C
                    -------------  -------------  -------------
                         0.25%         1.00%         1.00%

   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Fund. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended September 30, 2007, the Fund incurred administration fees totaling $1,054 (reported in 000's).

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended September 30, 2007, transfer agent fees were $2,999 (reported in 000's) as reported in the Statement of Operations.

   At September 30, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following (reported in 000's):

                                                                 AGGREGATE
                                                                  NET ASSET
                                                 SHARES            VALUE
                                             --------------    -------------
   Real Estate Securities Fund, Class A          1,259            $42,964

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2007.


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended September 30, 2007, were as follows:

                                     LONG-TERM
                                (REPORTED IN 000'S)
                          -------------------------------
                            PURCHASES           SALES
                          -------------------------------
                            $424,203          $366,425

   There were no purchases or sales of long-term U.S. Government or agency securities.

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


5. CAPITAL SHARES

     Transactions (reported in 000's) in shares of capital stock, for the periods ended as indicated, were as follows:

                                -----------------------     ----------------------    ---------------------
                                 SHARES        AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT
                                --------      ---------     -------       --------    ---------    --------
----------------------------    -----------------------     ----------------------    ---------------------
REAL ESTATE                             12/1/06(1) -                12/1/05 -                12/1/04
  SECURITIES FUND                        9/30/07                    11/30/06                11/30/05
----------------------------    -----------------------     -----------------------   ---------------------

CLASS I
Shares sold                        1,059      $  36,256          --       $      --        --     $      --
Reinvestment of distributions          4            140          --              --        --            --
Redemptions                          (98)        (3,366)         --              --        --            --
                                --------      ---------     -------       ---------   -------     ---------
Net increase / (decrease)            965      $  33,030          --       $      --        --     $      --
                                ========      =========     =======       =========   =======     =========

CLASS A
Shares sold                       14,072      $ 511,268      16,009       $ 514,058    15,369     $ 390,796
Reinvestment of distributions      1,620         57,889         785          22,530     1,263        31,805
Redemptions                      (16,115)      (560,580)     (9,234)       (291,228)  (10,499)     (268,157)
                                --------      ---------     -------       ---------   -------     ---------
Net increase / (decrease)           (423)     $   8,577       7,560       $ 245,360     6,133     $ 154,444
                                ========      =========     =======       =========   =======     =========

CLASS B
Shares sold                          156      $   5,740         265       $   8,295       456     $  11,392
Reinvestment of distributions         76          2,681          43           1,193       105         2,621
Redemptions                         (637)       (22,093)       (540)        (16,975)     (734)      (18,433)
                                --------      ---------     -------       ---------   -------     ---------
Net increase / (decrease)           (405)     $ (13,672)       (232)      $  (7,487)     (173)    $  (4,420)
                                ========      =========     =======       =========   =======     =========

CLASS C
Shares sold                          928      $  34,094       1,101       $  35,276     1,187     $  30,053
Reinvestment of distributions        124          4,416          51           1,431        80         2,019
Redemptions                       (1,067)       (37,102)       (603)        (18,976)     (367)       (9,420)
                                --------      ---------     -------       ---------   -------     ---------
Net increase / (decrease)            (15)     $   1,408         549       $  17,731       900     $  22,652
                                ========      =========     =======       =========   =======     =========

(1)  Inception date for Class I - 12/29/06.

6. 10% SHAREHOLDERS
   As of September 30, 2007, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                        % OF                     NUMBER
                        SHARES                    OF
                     OUTSTANDING               ACCOUNTS
                    --------------            -----------
                          13%                      1

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)



7. CREDIT RISK AND ASSET CONCENTRATIONS
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


8. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.


9. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

                      PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2007 (CONTINUED)


10. FEDERAL INCOME TAX INFORMATION
    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $469 (reported in 000's) and undistributed long-term capital gains of $31,927 (reported in 000's).

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


11. RECLASSIFICATION OF CAPITAL ACCOUNTS
    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of September 30, 2007, the Fund recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000's):

                   CAPITAL PAID
                      IN ON
                    SHARES OF        ACCUMULATED       UNDISTRIBUTED
                   BENEFICIAL       NET REALIZED       NET INVESTMENT
                    INTEREST        GAIN (LOSS)         INCOME (LOSS)
                 ---------------   --------------     ----------------

                       $(68)            $(1)                $69





--------------------------------------------------------------------------------
                        TAX INFORMATION NOTICE(UNAUDITED)

     For the fiscal year ended September 30, 2007, the Fund designated $32,078 (reported in 000's) as long-term capital gain dividends.
--------------------------------------------------------------------------------

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM


[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Phoenix Opportunities Trust and Shareholders of
Phoenix Real Estate Securities Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Real Estate Securities Fund (formerly a series of Phoenix Multi-Portfolio Fund and now a series of Phoenix Opportunities Trust, hereafter referred to as the "Trust") at September 30, 2007, the results of its operations for the period December 1, 2006 to September 30, 2007 and for the year ended November 30, 2006, the changes in its net assets for the period December 1, 2006 to September 30, 2007 and for each of the two years in the period ended November 30, 2006 and the financial highlights for the period December 1, 2006 to September 30, 2007 and for each of the five years in the period ended November 30, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP
---------------------------------
Boston, Massachusetts
November 20, 2007

             BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUBADVISORY AGREEMENTS
                           PHOENIX OPPORTUNITIES TRUST
                               SEPTEMBER 30, 2007
                                   (Unaudited)





BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CA TAX-EXEMPT BOND FUND, PHOENIX CORE BOND FUND, PHOENIX DIVERSIFIER PHOLIO, PHOENIX EMERGING MARKETS BOND FUND, PHOENIX FOREIGN OPPORTUNITIES FUND, PHOENIX GLOBAL UTILITIES FUND, PHOENIX HIGH YIELD FUND, PHOENIX INTERNATIONAL STRATEGIES FUND, PHOENIX MARKET NEUTRAL FUND, PHOENIX MONEY MARKET FUND, PHOENIX MULTI-SECTOR FIXED INCOME FUND, PHOENIX MULTI-SECTOR SHORT TERM BOND FUND, PHOENIX REAL ESTATE SECURITIES FUND, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO, PHOENIX WEALTH GUARDIAN PHOLIO AND PHOENIX WORLDWIDE STRATEGIES FUND (EACH, A "FUND")

Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Opportunities Trust. Although newly formed, the above-referenced Funds have taken on all attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (Unaudited)


At a special meeting of shareholders of Phoenix Opportunities Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:
                                           FOR          AGAINST
                                        --------       ----------
To elect eleven Trustees to serve
on the Board of Trustees until
the next meeting of shareholders
at which Trustees are elected.


E. Virgil Conway................       121,064,647        625,812
Harry Dalzell-Payne ............       121,064,647        625,812
Daniel T. Geraci ...............       121,051,683        638,777
Francis E. Jeffries ............       121,064,647        625,812
Leroy Keith, Jr. ...............       121,064,647        625,812
Marilyn E. LaMarche ............       121,063,658        626,802
Philip R. McLoughlin ...........       121,064,647        625,812
Geraldine M. McNamara ..........       121,063,658        626,802
James M. Oates .................       121,064,647        625,812
Richard E. Segerson ............       121,064,647        625,812
Ferdinand L.J. Verdonck ........       121,064,647        625,812

                                           FOR           AGAINST        ABSTAIN
                                        --------       ----------      ---------
To ratify the appointment of
PricewaterhouseCoopers LLP as
the independent registered
public accounting firm for
the Trusts. ....................       120,692,791        177,364        820,305

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                               NOVEMBER 21, 2006
                                   (UNAUDITED)


At a special meeting of shareholders of Phoenix Real Estate Securities Fund (the "Fund"), a series of Phoenix Opportunities Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:                                                 BROKER
                                           FOR         AGAINST     ABSTAIN    NON-VOTES
                                        ----------  ----------    --------   -----------
To permit PIC to hire and
replace subadvisers or to
modify subadvisory agreements
without shareholder approval .......    12,002,345     740,722     299,828     5,946,651


Amendment of fundamental
restrictions of the Funds
with respect to loans ..............    11,905,288     796,266     341,341     5,946,651


To reclassify the investment
objective of the Investment
Objective Funds from
fundamental to non-fundamental .....    11,446,743     974,502     621,650     5,946,651

Shareholders of Phoenix Real Estate Securities Fund did NOT approve these proposals.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of September 30, 2007 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                              INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
         NAME
     YEAR OF BIRTH
     YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
  OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  E. Virgil Conway          Chairman, Rittenhouse Advisors, LLC (consulting
  YOB: 1929                 firm) (2001-present). Trustee/Director, Phoenix
  Elected: 2000             Funds Family (1983-present), Director, Urstadt
  55 Funds                  Biddle Property Corp. (1989-present), Consolidated
                            Edison Company of New York, Inc. (1970-2002),
                            Union Pacific Corp. (1978-2002), Accuhealth, Inc.
                            (1994-2002).
--------------------------------------------------------------------------------
  Harry Dalzell-Payne       Retired. Trustee/Director, Phoenix Funds Family
  YOB: 1929                 (1983-present).
  Elected: 1999
  55 Funds
--------------------------------------------------------------------------------
  Francis E. Jeffries       Director, The Empire District Electric Company
  YOB: 1930                 (1984-2004). Trustee/Director, Phoenix Funds
  Elected: 2005             Complex (1987-present).
  58 Funds
--------------------------------------------------------------------------------
  Leroy Keith, Jr.          Managing Director, Almanac Capital Management
  YOB: 1939                 (commodities business) (since 2007).
  Elected: 2005             Director/Trustee, Evergreen Funds (93 portfolios)
  55 Funds                  (1989-present). Trustee, Phoenix Funds Family
                            (1980-present). Director, Lincoln Educational
                            Services Corp. (2002-2004). Partner, Stonington
                            Partners, Inc. (private equity firm) (2001-2007).
--------------------------------------------------------------------------------
  Geraldine M. McNamara     Retired. Trustee/Director, Phoenix Funds Complex
  YOB: 1951                 (2001-present). Managing Director, U.S. Trust
  Elected: 2001             Company of New York (private bank) (1982-2006).
  57 Funds
--------------------------------------------------------------------------------
  James M. Oates            Trustee/Director, Phoenix Funds Family
  YOB: 1946                 (1987-present). Managing Director, Wydown Group
  Elected: 2005             (consulting firm) (1994-present). Director,
  55 Funds                  Investors Bank & Trust Corporation (1995-present),
                            Stifel Financial (1996-present). Independent
                            Chairman (2005-present) and Trustee
                            (2004-present), John Hancock Trust (93
                            portfolios). Trustee, John Hancock Funds II (74
                            portfolios) (2005-present). Director/Trustee,
                            Plymouth Rubber Co. (1995-2003). Chairman, Hudson
                            Castle Group, Inc. (formerly IBEX Capital Markets,
                            Inc.) (financial services) (1997-2006). Trustee,
                            John Hancock Funds III (8 portfolios) (2005-2006).
--------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  Richard E. Segerson       Managing Director, Northway Management Company
  YOB: 1946                 (1998-present). Trustee/Director, Phoenix Funds
  Elected: 2005             Family (1983-present).
  55 Funds
--------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck   Chairman, Amsterdam Molecular Therapeutics N.V.
  YOB: 1942                 (biotechnology) (since 2007). Director, The JP
  Elected: 2005             Morgan European Investment Trust (1998-present),
  55 Funds                  Galapagos N.V. (biotechnology) (2005-present).
                            Trustee, Phoenix Funds Family (2004-present).
                            Director, EASDAQ (Chairman) (2001-present), Groupe
                            SNEF (electrical and electronic installation)
                            (1998-present). Managing Director, Almanij N.V.
                            (financial holding company) (1992-2003). Director,
                            KBC Bank and Insurance Holding Company
                            (1992-2003), KBC Bank (1992-2003), KBC Insurance
                            (1992-2003), Kredietbank S.A. Luxembourgeoise
                            (1992-2003), Investco N.V. (private equity
                            company) (1992-2003), Gevaert N.V. (industrial
                            holding company) (1992-2003), Fidea N.V.
                            (insurance company) (1992-2003), Almafin N.V.
                            (real estate investment company) (1992-2003),
                            Centea N.V. (savings bank) (1992-2003), Degussa
                            Antwerpen N.V. (1998-2004), Santens N.V.
                            (textiles) (1999-2004), Dictaphone Corp.
                            (2002-2006), Banco Urquijo (Chairman) (1998-2006).
--------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  George R. Aylward(1)      Senior Executive Vice President and President,
  YOB: 1964                 Asset Management (since 2007), Senior Vice
  Elected: 2006             President and Chief Operating Officer, Asset
  57 Funds                  Management (2004-2007), Vice President
                            (2001-2004), The Phoenix Companies, Inc. Director
                            and President (2006-present), Chief Operating
                            Officer (2004-present), Executive Vice President
                            (2004-2006), Vice President, Finance, (2001-2002),
                            Phoenix Investment Partners, Ltd. Various senior
                            officer and directorship positions with Phoenix
                            affiliates. President (2006-present), Executive
                            Vice President (2004-2006), the Phoenix Funds
                            Family. Chairman, President and Chief Executive
                            Officer, The Zweig Fund Inc. and The Zweig Total
                            Return Fund Inc. (2006-present).
--------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)    Limited Managing Director, Lazard Freres & Co. LLC
  YOB: 1934                 (1997-present). Trustee/Director, Phoenix Funds
  Elected: 2005             Family (2002-present). Director, The Phoenix
  55 Funds                  Companies, Inc. (2001-2005).
--------------------------------------------------------------------------------
  Philip R. McLoughlin(3)   Partner, Cross Pond Partners, LLC (2006-Present).
  YOB: 1946                 Director, PXRE Corporation (Reinsurance)
  Elected: 1999             (1985-present), World Trust Fund (1991-present).
  75 Funds                  Director/Trustee, Phoenix Funds Complex
  Chairman                  (1989-present). Management Consultant (2002-2004),
                            Chairman (1997-2002), Chief Executive Officer
                            (1995-2002) and Director (1995-2002), Phoenix
                            Investment Partners, Ltd. Director and Executive
                            Vice President, The Phoenix Companies, Inc.
                            (2000-2002).
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


--------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
    NAME, ADDRESS AND        TRUST AND LENGTH OF         PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH              TIME SERVED               DURING PAST 5 YEARS
--------------------------------------------------------------------------------
  Nancy G. Curtiss          Senior Vice President       Assistant Treasurer
  YOB: 1952                 since 2006.                 (2001-present), Vice
                                                        President, Fund
                                                        Accounting (1994-2000),
                                                        Phoenix Equity Planning
                                                        Corporation. Vice
                                                        President, Phoenix
                                                        Investment Partners,
                                                        Ltd. (2003-present).
                                                        Senior Vice President,
                                                        the Phoenix Funds
                                                        Family (since 2006).
                                                        Vice President, The
                                                        Phoenix Edge Series
                                                        Fund (1994-present),
                                                        Treasurer, The Zweig
                                                        Fund Inc. and The Zweig
                                                        Total Return Fund Inc.
                                                        (2003-present). Chief
                                                        Financial Officer
                                                        (2005-2006) and
                                                        Treasurer (1994-2006),
                                                        or Assistant Treasurer
                                                        (2005-2006), certain
                                                        funds within the
                                                        Phoenix Fund Complex.
--------------------------------------------------------------------------------
  Francis G. Waltman        Senior Vice President       Senior Vice President,
  YOB: 1962                 since 2004.                 Asset Management
                                                        Product Development of
                                                        The Phoenix Companies,
                                                        Inc. (2006-present).
                                                        Senior Vice President,
                                                        Asset Management
                                                        Product Development
                                                        (2005-present), Senior
                                                        Vice President and
                                                        Chief Administrative
                                                        Officer (2003-2004) of
                                                        Phoenix Investment
                                                        Partners, Ltd. Director
                                                        and President
                                                        (2006-present) of
                                                        Phoenix Equity Planning
                                                        Corporation. Mr.
                                                        Waltman is also Senior
                                                        Vice President of
                                                        Phoenix Investment
                                                        Counsel, Inc., Director
                                                        of Duff & Phelps
                                                        Investment Management
                                                        Company, Senior Vice
                                                        President of the
                                                        Phoenix Funds Family
                                                        (2004-present).
--------------------------------------------------------------------------------
  Marc Baltuch              Vice President and          Chief Compliance
  c/o Zweig-DiMenna         Chief Compliance Officer    Officer, Zweig-DiMenna
  Associates, LLC           since 2004.                 Associates LLC
  900 Third Avenue                                      (1989-present). Vice
  New York, NY 10022                                    President and Chief
  YOB: 1945                                             Compliance Officer,
                                                        certain Funds within
                                                        the Phoenix Funds
                                                        Complex (2004-present).
                                                        Vice President, The
                                                        Zweig Total Return
                                                        Fund, Inc.
                                                        (2004-present). Vice
                                                        President, The Zweig
                                                        Fund, Inc.
                                                        (2004-present).
                                                        President and Director
                                                        of Watermark
                                                        Securities, Inc.
                                                        (1991-present).
                                                        Assistant Secretary of
                                                        Gotham Advisors Inc.
                                                        (1990-present).
                                                        Secretary,
                                                        Phoenix-Zweig Trust
                                                        (1989-2003). Secretary,
                                                        Phoenix-Euclid Market
                                                        Neutral Fund
                                                        (1999-2002).
--------------------------------------------------------------------------------

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


--------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
    NAME, ADDRESS AND        TRUST AND LENGTH OF         PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH              TIME SERVED               DURING PAST 5 YEARS
--------------------------------------------------------------------------------
 W. Patrick Bradley         Chief Financial Officer     Vice President, Fund
 YOB: 1972                  and Treasurer since 2005.   Administration, Phoenix
                                                        Investment Partners,
                                                        Ltd. (2004-present).
                                                        Chief Financial Officer
                                                        and Treasurer
                                                        (2006-present) or Chief
                                                        Financial Officer and
                                                        Treasurer
                                                        (2005-present), certain
                                                        funds within the
                                                        Phoenix Funds Family.
                                                        Vice President, Chief
                                                        Financial Officer,
                                                        Treasurer and Principal
                                                        Accounting Officer, The
                                                        Phoenix Edge Series
                                                        Fund (2006-present).
                                                        Assistant Treasurer,
                                                        certain funds within
                                                        the Phoenix Fund
                                                        Complex (2004-2006).
                                                        Senior Manager
                                                        (2002-2004), Manager
                                                        (2000-2002), Audit,
                                                        Deloitte & Touche, LLP.
--------------------------------------------------------------------------------
 Kevin J. Carr              Vice President,             Vice President and
 One American Row           Chief Legal Officer,        Counsel, Phoenix Life
 Hartford, CT 06102         Counsel and Secretary       Insurance Company
 YOB: 1954                  since 2005.                 (2005-present). Vice
                                                        President, Counsel,
                                                        Chief Legal Officer and
                                                        Secretary, the Phoenix
                                                        Funds Family
                                                        (2005-present).
                                                        Compliance Officer of
                                                        Investments and
                                                        Counsel, Travelers Life
                                                        & Annuity Company
                                                        (January 2005-May
                                                        2005). Assistant
                                                        General Counsel, The
                                                        Hartford Financial
                                                        Services Group
                                                        (1999-2005).
--------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668






TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
W. Patrick Bradley, Chief Financial
  Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
  Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707


HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Lancaster, PA
                                                                 Permit No. 1793
                                                                 ---------------


[GRAPHIC OMITTED]  PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480





For more information about
Phoenix mutual funds, please call
your financial representative,
contact us at 1-800-243-1574 or
visit PHOENIXFUNDS.COM









PXP5032                                                                    10-07
BPD33234

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1)  The  Registrant's   Board   of  Trustees  has   determined  that   the
          Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

  (a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $64,000 for 2006 and $400,150 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $10,800 for 2007. Such audit-related fees were cross fund fees.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,900 for 2006 and $68,475 for 2007.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Opportunities Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2006 and 100% for 2007

                    (c)  100% for 2006 and 100% for 2007

                    (d)  Not applicable for 2006 and not applicable for 2007

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $956,127 for 2006 and $763,428.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940  Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Phoenix Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    December 7, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    December 7, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date    December 7, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.